As filed with the Securities and Exchange Commission on June 1, 2000 Registration No. 333-01713

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                       POST-EFFECTIVE AMENDMENT NO. 8 TO
                                   FORM S-6

    FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT
                  INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF

                        PACIFIC LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY*
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Address of Depositor's Principal Executive Office)

                                 (949) 219-3743
              (Depositor's Telephone Number, including Area Code)


                                Diane N. Ledger
                               Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                               Jeffrey S. Puretz
                            Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                          Washington, D.C. 20006-2401

It is proposed that this filing will become effective on July 31, 2000 pursuant to paragraph (a) of Rule 485.

Title of securities being registered: Interests in the Separate Account under Pacific Select Estate Preserver Last Survivor Flexible Premium Variable Life Insurance Policies and Pacific Select Estate Preserver III Last Survivor Flexible Premium Variable Life Insurance Policies.

Filing Fee: None

Pacific Select Exec Separate Account of Pacific Life Insurance Company

RECONCILIATION AND TIE BETWEEN ITEMS IN FORM N-8B-2 AND THE PROSPECTUS

Pursuant to Instructions as to the Prospectus in Form S-6



Form N-8B-2                                                     Form S-6
Item Number                                              Heading in Prospectus

1.  (a)  Name of trust.................................  Prospectus front cover

    (b)  Title of securities issued....................  Prospectus front cover

2.  Name and address of each depositor.................  Prospectus front cover; Back cover

3.  Name and address of trustee........................  N/A

4.  Name and address of each principal underwriter.....  About Pacific Life

5.  State of organization of trust.....................  Pacific Select Exec Separate
                                                         Account

6.  Execution and termination of trust agreement.......  Pacific Select Exec Separate
                                                         Account

7.  Changes of name....................................  N/A

8.  Fiscal year........................................  N/A

9.  Material Litigation................................  N/A

II. General Description of the Trust and Securities of the Trust

10. (a)  Registered or bearer securities...............  Pacific Select Estate Preserver basics; The death benefit

    (b)  Cumulative or distributive securities.........  Pacific Select Estate Preserver basics; The death benefit

    (c)  Withdrawal or redemption......................  Withdrawals, surrenders and loans

    (d)  Conversion, transfer, etc.....................  Withdrawals, surrenders and loans



                                                         Policy

    (e)  Periodic payment plan.........................  N/A

    (f)  Voting rights.................................  Voting Rights

    (g)  Notice to security holders....................  Reports we'll send you

    (h)  Consents required.............................  Voting rights

    (i)  Other provisions..............................  N/A

11. Type of securities comprising units................  Pacific Select Estate
                                                         Preserver Basics

12. Certain information regarding periodic
    payment plan certificates..........................  N/A

13. (a)  Load, fees, expenses, etc.....................  Deductions from your premiums;
                                                         Surrendering your policy

    (b)  Certain information regarding periodic
         payment plan certificates.....................  N/A

    (c)  Certain percentages...........................  Deductions from your premiums

    (d)  Difference in price...........................  N/A

    (e)  Certain other fees, etc.......................  Deductions from your premiums;
                                                         Surrendering your policy

    (f)  Certain other profits or benefits.............  The death benefit; Your policy's accumulated value

    (g)  Ratio of annual charges to income.............  N/A

14. Issuance of trust's securities.....................  Pacific Select Estate Preserver Basics

15. Receipt and handling of payments from
    purchasers.........................................  How premiums work

16. Acquisition and disposition of underlying
    securities.........................................  Your policy's accumulated value; Your investment options

17. Withdrawal or redemption...........................  Withdrawals, surrenders and loans

18. (a)  Receipt, custody and disposition
         of income.....................................  Your policy's accumulated value

    (b)  Reinvestment of distributions.................  N/A

    (c)  Reserves or special funds.....................  N/A

    (d)  Schedule of distributions.....................  N/A

19. Records, accounts and reports......................  Statements and Reports


20. Certain miscellaneous provisions of trust agreement

    (a)  Amendment.....................................  N/A

    (b)  Termination...................................  N/A

    (c) and (d) Trustee, removal and successor.........  N/A

    (e) and (f) Depositors, removal and successor......  N/A

21. Loans to security holders..........................  Withdrawals, Surrenders and Loan

22. Limitations on liability...........................  N/A

23. Bonding arrangements...............................  N/A

24. Other material provisions of trust agreement.......  N/A

III. Organizations, Personnel and Affiliated Persons of Depositor

25. Organization of depositor..........................  About Pacific Life


26. Fees received by depositor.........................  See Items 13(a) and 13(e)

27. Business of depositor..............................  About Pacific Life


28. Certain information as to officials and affiliated
    persons of depositor...............................  About Pacific Life

29. Voting securities of depositor.....................  N/A

30. Persons controlling depositor......................  N/A

31. Payments by depositor for certain services


     rendered to trust.................................  N/A

32.  Payments by depositor for certain other services
     rendered to trust.................................  N/A

33.  Remuneration of employees of depositor for
     certain services rendered to trust................  N/A

34.  Remuneration of other persons for certain
     services rendered to trust........................  N/A

IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securities by states......  N/A

36.  Suspension of sales of trust's securities.........  N/A

37.  Revocation of authority to distribute.............  N/A

38.  (a)  Method of distribution.......................  How policies are distributed

     (b)  Underwriting agreements......................  How policies are distributed

     (c)  Selling agreements...........................  How policies are distributed

39.  (a)  Organization of principal underwriters.......  How policies are distributed

     (b)  N.A.S.D. membership of principal
          underwriters.................................  How policies are distributed

40.  Certain fees received by principal underwriters...  How policies are distributed

41.  (a)  Business of each principal underwriter.......  How policies are distributed

     (b)  Branch offices of each principal
          underwriter..................................  N/A

     (c)  Salesmen of each principal underwriter.......  N/A

42.  Ownership of trust's securities by certain persons  N/A

43.  Certain brokerage commissions received by
     principal underwriters............................  N/A

44.  (a)  Method of valuation..........................  Your Policy's Accumulated Value

                                                         Value

     (b)  Schedule as to offering price................  How premiums work

     (c)  Variation in offering price to certain
          persons......................................  Monthly Deductions

45.  Suspension of redemption rights...................  Timing of payments, forms, and requests

46.  (a)  Redemption Valuation.........................  Withdrawals, surrenders and loans

     (b)  Schedule as to redemption price..............  Withdrawals, surrenders and loans

47.  Maintenance of position in underlying securities..  Your investment options

V.   Information Concerning the Trustee or Custodian

48.  Organization and regulation of trustee............  N/A

49.  Fees and expenses of trustees.....................  N/A

50.  Trustee's lien....................................  N/A

VI.  Information Concerning Insurance of Holders of Securities

51.  Insurance of holders of trust's securities........  The death benefit

VII. Policy of Registrant

52.  (a)  Provisions of trust agreement with respect
          to selection or elimination of underlying
          securities...................................  How our accounts work

     (b)  Transactions involving elimination of
          underlying securities........................  How our accounts work

     (c)  Policy regarding substitution or
          elimination of underlying securities.........  How our accounts work

     (d)  Fundamental policy not otherwise
          covered......................................  N/A

53.  Tax status of trust...............................  Variable life insurance and your taxes

VIII. Financial and Statistical Information

54.  Trust's securities during last ten years..........  N/A

55.  N/A

56.  Certain information regarding periodic payment
     plan certificates.................................  N/A

57.  N/A

58.  N/A

59.  Financial statements (Instruction 1(c) of
     "Instructions as to the Prospectus" of Form S-6)..  Financial statements


PACIFIC SELECT
ESTATE PRESERVER       PROSPECTUS     , 2000

                       Pacific Select Estate Preserver is a last survivor flexible premium variable life insurance policy issued by Pacific Life Insurance Company.

This policy is not     This prospectus provides information that you should
available in all       know before buying a policy. It's accompanied by a
states. This           current prospectus for the Pacific Select Fund, a fund
prospectus is not      that provides the underlying portfolios for the
an offer in any        variable investment options offered under the policy.
state or               Please read these prospectuses carefully and keep them
jurisdiction where     for future reference.
we're not legally
permitted to offer     Here's a list of all of the investment options
the policy.            available under your policy:

The policy is
described in detail    VARIABLE INVESTMENT OPTIONS
in this prospectus.
The Pacific Select     Aggressive Equity       Mid-Cap Value
Fund is described
in its prospectus      Emerging Markets        Equity Index
and in its
Statement of           Diversified Research    Small-Cap Index
Additional
Information (SAI).     Small-Cap Equity        REIT
No one has the          (formerly called
right to describe       "Growth")              International Value
the policy or the                               (formerly called
Pacific Select Fund    International Large-Cap  "International")
any differently
than they have been    Bond and Income         Government Securities
described in these
documents.             Equity                  Managed Bond

You should be aware    I-Net Tollkeeper SM     Money Market
that the Securities
and Exchange           Multi-Strategy          High Yield Bond
Commission (SEC)
has not reviewed       Equity Income           Large-Cap Value
the policy for its
investment merit,      Growth LT
and does not
guarantee that the     FIXED OPTIONS
information in this
prospectus is          Fixed Account
accurate or
complete. It's a       Fixed LT Account
criminal offense
to say otherwise.

YOUR GUIDE TO THIS PROSPECTUS

An overview of Pacific Select Estate Preserver                       4
----------------------------------------------------------------------
Pacific Select Estate Preserver basics                              12
Owners, people insured by the policy, and beneficiaries             13
Policy date, monthly payment date, policy anniversary date          14
Statements and reports we'll send you                               15
Your right to cancel                                                15
Timing of payments, forms and requests                              16
Telephone transactions                                              17
----------------------------------------------------------------------
The death benefit                                                   18
Choosing your death benefit option                                  18
The guideline minimum death benefit                                 19
When we pay the death benefit                                       19
Comparing the death benefit options                                 20
Changing your death benefit option                                  20
Decreasing the face amount                                          21
Optional riders                                                     21
----------------------------------------------------------------------
How premiums work                                                   22
Your first premium payment                                          22
Planned periodic premium payments                                   22
Deductions from your premiums                                       23
Allocating your premiums                                            23
Limits on the premium payments you can make                         24
----------------------------------------------------------------------
Your policy's accumulated value                                     25
Calculating your policy's accumulated value                         25
Monthly deductions                                                  25
Lapsing and reinstatement                                           27
----------------------------------------------------------------------
Your investment options                                             29
Variable investment options                                         29
Fixed options                                                       33
Transferring among investment options                               33
Transfer programs                                                   34
----------------------------------------------------------------------
Withdrawals, surrenders and loans                                   36
Making withdrawals                                                  36
Taking out a loan                                                   37
Ways to use your policy's loan and withdrawal features              38
Surrendering your policy                                            39
----------------------------------------------------------------------
General information about your policy                               41
----------------------------------------------------------------------
Variable life insurance and your taxes                              43
----------------------------------------------------------------------
About Pacific Life                                                  47
----------------------------------------------------------------------
Appendices                                                         102
Appendix A: Joint equal age                                        102
Appendix B: Rates per $1,000 of initial face amount                104
Appendix C: Death benefit percentages                              105
Appendix D: Death benefit factor table                             106
----------------------------------------------------------------------
Where to go for more information                            back cover

                       Terms used in this prospectus
                       We've tried to make this prospectus easy to read and understand, but you may find some words and terms that are new to you. We've identified some of these below and the pages where you'll find an explanation of what they mean.

                       If you have any questions, please ask your registered representative or call us at 1-800-800-7681.

                       Accumulated value          25       Joint owners               13
                       Accumulation units         31       Lapse                      27
                       Age                        13       Loan account               37
In this prospectus,    Allocation                 23       Modified endowment
you and your mean      Assignment                 42        contract                  45
the policy holder      Beneficiary                14       Monthly payment date       14
or owner. Pacific      Business day               16       Net amount at risk         24
Life, we, us and       Cash surrender value       39       Net cash surrender value   39
our refer to           Contingent beneficiary     14       Net premium                22
Pacific Life           Cost of insurance rate     25       Outstanding loan amount    37
Insurance Company.     Death benefit              18       Planned periodic premium   22
The fund refers to     Death benefit factor       19       Policy anniversary         14
Pacific Select         Death benefit percentage   19       Policy date                14
Fund. Policy means     Face amount                18       Policy year                14
a Pacific Select       Fixed account              33       Portfolio                  29
Estate Preserver       Fixed LT account           33       Proper form                16
variable life          Fixed options              33       Reinstatement              28
insurance policy,      General account            48       Riders                     21
unless we state        Guideline minimum death             Sales surrender target     40
otherwise.              benefit                   19       Separate account           48
                       Guideline premium limit    24       Seven-pay limit            45
                       Illustration               15       Tax code                   43
                       In force                   12       Unit value                 31
                       Income benefit             41       Variable account           29
                       Joint equal age            27       Variable investment
                                                            option                    29

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER

                       This overview tells you some key things you should know about your policy. It's designed as a summary only - please read the entire prospectus and your policy for more detailed information.

                       Some states have different rules about how life insurance policies are described or administered. The terms of your policy, or of any endorsement or rider, prevail over what's in this prospectus.

                      ---------------------------------------------------------
Pacific Select         Pacific Select Estate Preserver is a last survivor
Estate Preserver       flexible premium variable life insurance policy.
basics
                       . Last survivor means the policy insures the lives of
                         two people and provides a death benefit that's
                         payable after both people have died.
Last survivor life
insurance may be       . Flexible premium means you can vary the amount and
appropriate for two      frequency of your premium payments.
spouses who want to
provide a death        . Variable means the policy's value depends on the
benefit for their        performance of the investment options you choose.
children.
                       . Life insurance means the policy provides a death
This may not be the      benefit to the beneficiary you choose.
right kind of
policy for someone     In addition to providing a death benefit that is
who wants to           generally free of federal income tax, any growth in
provide a death        your policy's accumulated value is tax-deferred. You
benefit for his or     can choose from 21 variable investment options, each of
her spouse. In that    which invests in a corresponding portfolio of the
case, a policy that    Pacific Select Fund, and from two fixed options, both
insures a single       of which provide a guaranteed minimum rate of interest.
life may be more
appropriate.

                       You may choose to allocate net premium and accumulated value to no more than 20 investment options at any one time.

Please discuss your    Pacific Select Estate Preserver is designed for long-
insurance needs and    term financial planning. Please take some time to read
financial              the information in this prospectus before you decide if
objectives with        this life insurance policy meets your insurance needs
your registered        and financial objectives.
representative.
                       Your right to cancel
You'll find more       During the free look period, you have the right to
about the basics of    cancel your policy and return it to us or your
Pacific Select         registered representative for a refund. The amount of
Estate Preserver       your refund may be more or less than the premium
starting on            payments you've made, depending on the state where you
page 12.               signed your application. If you signed your application
                       in a state that requires us to refund premium payments, we'll hold the net premiums in the Money Market investment option until the free look transfer date.

                      ---------------------------------------------------------
The death benefit
                       You can choose one of four death benefit options
Your policy            depending on what is more important to you: a larger
provides a death       death benefit or building the accumulated value of your
benefit for your       policy.
beneficiary after
both of the people     You can change your death benefit option and reduce
insured by the         your policy's face amount (with certain restrictions)
policy have died,      while your policy is in force.
as long as your
policy is in force.    Optional riders
                       There are five optional riders that provide extra
You'll find more       benefits, some at additional cost. Not all riders are
about the death        available in every state, and some riders may only be
benefit starting on    added when you apply for your policy.
page 18.

                      ---------------------------------------------------------
How premiums work
                       Your first premium must be equal to at least 25% of the
Your policy gives      sum of your premium load and your policy's monthly
you the flexibility    charges for the first year. Your planned periodic
to choose the          premium must be for at least $50.
amount and
frequency of your      Deductions from your premiums
premium payments,      We deduct a premium load from each premium payment you
within certain         make. The premium load is made up of a sales load, a
limits.                state and local tax charge, and a federal tax charge.

You'll find more       Limits on the premium payments you can make
about how premiums     Federal tax law puts limits on the premium payments you
work starting on       can make in relation to your policy's death benefit. We
page 22.               may refuse all or part of a premium payment you make,
                       or remove all or part of a premium from your policy and return it to you under certain circumstances.

                      ---------------------------------------------------------
Your policy's
accumulated value
                       Accumulated value is the value of your policy on any
Accumulated value      business day. It is not guaranteed - it depends on the
is used as the         performance of the investment options you've chosen,
basis for              the premium payments you've made, policy charges, and
determining policy     how much you've borrowed or withdrawn from the policy.
benefits and
charges. If there      Monthly deductions
is not enough          We deduct a monthly charge from your policy's
accumulated value      accumulated value on each monthly payment date. The
to cover policy        charge is made up of cost of insurance, an
charges, your          administrative charge, and a mortality and expense risk
policy could lapse.    charge. If you add any riders, we'll add any charges
                       for them to your monthly charge.
You'll find more
about accumulated      Lapsing and reinstatement
value starting on      If there is not enough accumulated value to cover the
page 25.               monthly charge on the day we make the deduction, your
                       policy may lapse - which means you'll no longer have any insurance coverage. If your policy is in danger of lapsing, we'll give you a grace period of 61 days to pay the required premium. If your policy lapses at the end of the grace period, you have five years from the day it lapses to apply for a reinstatement.

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER

                      ---------------------------------------------------------
Your investment
options
                       You can choose from 21 variable investment options,
The investment         each of which invests in a corresponding portfolio of
options you choose     the Pacific Select Fund. We're the investment adviser
will affect your       for the Pacific Select Fund. We oversee the management
policy's               of all the fund's portfolios and manage two of the
accumulated value,     portfolios directly. We've retained other portfolio
and may affect the     managers to manage the other portfolios. The value of
death benefit.         each portfolio will fluctuate with the value of the
                       investments it holds, and returns are not guaranteed.
Your policy's
accumulated value      You can also choose from two fixed options, the Fixed
may be allocated to    account and the Fixed LT account, both of which provide
up to 20 investment    a guaranteed minimum annual interest rate of 4%. We may
options at any one     offer a higher interest rate. If we do, we'll guarantee
time.                  that rate for one year.

Please review the      We allocate your premium payments and accumulated value
investment options     to the investment options you choose. Your policy's
carefully and ask      accumulated value will fluctuate depending on the
your registered        investment options you've chosen. You bear the
representative to      investment risk of any variable investment options you
help you choose the    choose.
right ones for your
goals and risk         In some states we'll hold your premium payments in the
tolerance.             Money Market investment option until the free look
                       transfer date. Please turn to Your right to cancel for
You'll find more       details.
about the
investment options     Transferring among investment options
starting on page       You can transfer among the investment options during
29.                    the life of your policy without paying any current
                       income tax. There is currently no charge for transfers.

                       You can make as many transfers as you like between variable investment options. You can also make automatic transfers from one variable investment option to another using our dollar cost averaging or portfolio rebalancing program. These programs are not available for the fixed options.

                       You can only make one transfer from each fixed option in any 12-month period. For the Fixed account, each transfer may be no more than $5,000 or 25% of the accumulated value in the Fixed account, whichever is greater. For the Fixed LT account, each transfer may be no more than $5,000 or 10% of the accumulated value in the Fixed LT account. You can only transfer to the fixed options in the policy month right before each policy anniversary.

You'll find out        You can also make automatic transfers from the Fixed
more about our         account to other investment options during the first
automatic transfer     policy year using our first year transfer program.
programs starting
on page 34.

                      ---------------------------------------------------------
Withdrawals,
surrenders and
loans
                       You can take out all or part of your policy's
Making a               accumulated value while your policy is in force by
withdrawal, taking     making withdrawals or surrendering your policy. You can
out a loan or          take out a loan from us using your policy as security.
surrendering your      You can also use your policy's loan and withdrawal
policy can change      features to supplement your income, for example, during
your policy's tax      retirement.
status, generate
taxable income, or     Making withdrawals
make your policy       You can withdraw part of your policy's net cash
more susceptible to    surrender value starting on your policy's first
lapsing. Be sure to    anniversary. This reduces your policy's accumulated
plan carefully         value and could affect the face amount and death
before using these     benefit.
policy benefits.

You'll find more
about withdrawals,
surrenders and
loans starting on
page 36.

                       Taking out a loan
                       You can take out a loan from us using your policy's accumulated value as security. You pay interest on the amount you borrow at an annual rate of 4.5% during the first 10 policy years and 4.25% thereafter. The accumulated value used to secure your loan is set aside in a loan account, where it earns interest at an annual rate of 4%.

                       The amount in the loan account is not available to help pay for any policy charges. Taking out a loan affects the accumulated value of your policy because the amount set aside in the loan account misses out on the potential earnings available through the investment options.

                       Surrendering your policy
                       You can surrender or cash in your policy for its net cash surrender value while either of the two people insured by the policy is still living. If you surrender your policy during the first 10 policy years, we'll apply a surrender charge.

                      ---------------------------------------------------------
Variable life          Your beneficiary generally will not have to pay federal
insurance and your     income tax on death benefit proceeds. You'll also
taxes                  generally not be taxed on any or all of your policy's
                       accumulated value unless you receive a cash
There are tax          distribution by making a withdrawal or surrendering
issues to consider     your policy.
when you own a life
insurance policy.      If your policy is a modified endowment contract, all
These are described    distributions you receive during the life of the policy
in detail starting     may be subject to tax and a 10% penalty.
on page 43.

                      ---------------------------------------------------------
About Pacific Life
                       Pacific Life is a life insurance company based in
When you buy a life    California. We issue the policies. Pacific Select
insurance policy,      Distributors, Inc. (formerly called Pacific Mutual
you're relying on      Distributors, Inc.), our subsidiary, is the distributor
the insurance          of the policies.
company that issues
it to be able to       How our accounts work
meet its financial     We put your premium payments in our general and
obligations to you.    separate accounts. We own the assets in our accounts
                       and make the allocations to the investment options
You'll find more       you've chosen.
about Pacific Life,
and our strength as    Amounts allocated to the fixed options are held in our
a company, starting    general account. Our general account includes all of
on page 47.            our assets, except for those held in our separate
                       accounts. Our ability to meet our obligations under the
We may use any         policy is backed by our strength as an insurance
profit derived from    company.
any charges under
the policy for any     Amounts allocated to the variable investment options
lawful purpose,        are held in our separate account. The assets in this
including our          account are kept separate from the assets in our
distribution and       general account and our other separate accounts, and
administrative         are protected from our general creditors.
expenses.

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER

                                              This section of the overview explains the fees and expenses associated with your
                                              Pacific Select Estate Preserver Policy.

                                            -----------------------------------------------------------------------------------
Understanding policy expenses
and cash flow                                         -------------------
                                                         Your premium
The chart to the right illustrates how                   You make a
cash normally flows through a Pacific                    premium
Select Estate Preserver policy.                          payment          -------------------------------------------
                                                                                                                    v
The dark shaded boxes show the fees and               -------------------                                   -----------------
expenses you pay directly or indirectly                                                                       We deduct a
under your policy. These are explained                                                                        premium load
in the pages that follow.
                                                      -------------------
In some states we'll hold your net                       Net premium
premium payments in the Money Market                     We allocate the                                    -----------------
investment option until the free look                    net premium to
transfer date. Please turn to Your right                 the investment   ----------------------------------
to cancel for details.                                   options you
                                                         choose
                                                      -------------------

                                                     v                     v
                                            -------------------  -------------------    ----------------    -----------------
                                             Fixed options        Variable               Pacific Select      The fund
                                             We hold              investment             Fund                deducts
                                             amounts you          options                                    advisory fees
                                             allocate to these                       --  The variable   ---  and other fund
                                             options in our       We hold                investment          expenses from
                                             general account      amounts you            options invest      the portfolios
                                                                  allocate to these      in the fund's
                                                                  options in our         portfolios
                                                                  separate account
                                            -------------------  -------------------    ----------------    -----------------


                                                                                                            -----------------
                                                                                                             We deduct:
                                                                                                             . cost of
                                                                                                               insurance
                                                                                                             . administrative
                                                                               We make monthly deductions      charge
                                                                             -----------------------------   . mortality and
                                                                                                             . expense risk
                                                                                                               charge
                                                                                                             . rider charges
                                                                         v                                  -----------------
                                            ---------------      -----------------                          -----------------
                                            Loan account          Accumulated                                We deduct a
                                            Accumulated           value             If you make withdrawal   withdrawal charge
                                            value set aside  ---                    ----------------------
                                            to secure a           The total value
                                            policy loan           of your policy

                                            ---------------      -----------------                          -----------------

                                                                                                            ------------------
                                                                                                             We deduct a
                                                                                                             surrender charge
                                                                           If you surrender your policy
                                                                          during the first 10 policy years
                                                                          --------------------------------


                                                                                                            ------------------

                      ---------------------------------------------------------
Deductions from
your premiums
                       We deduct a premium load from each premium payment you
The premium load is    make. The load is made up of three charges:
explained in more
detail on page 23.     Sales load - 5% of each premium payment during the
                       first 10 policy years and reduced to 3% after the 10th policy year.

                       State and local tax charge - 2.35% of each premium payment.

                       Federal tax charge - 1.50% of each premium payment.

                      ---------------------------------------------------------
Deductions from        We deduct a monthly charge from your policy's
your policy's          accumulated value in the investment options on each
accumulated value      monthly payment date. This charge is made up of three
                       charges:
The monthly charge
is explained in        Cost of insurance - We calculate this charge by
more detail            multiplying the current cost of insurance rate by a
starting on page       discounted net amount at risk at the beginning of each
25.                    policy month. When the younger of the two people
                       insured by the policy reaches age 100, the cost of
An example             insurance charge is zero -- in other words, you no
For a policy with:     longer pay any cost of insurance charge.

 . a joint equal age
  of 50                Administrative charge - We deduct a charge of $16 a
 . a face amount of     month during the first five policy years, and $6 a
  $100,000             month thereafter. When the younger of the two people
 . accumulated          insured by the policy reaches age 100, the
  value of $60,000     administrative charge is zero -- in other words, you no
  after deducting      longer pay any administrative charge.
  any outstanding
  loan amount.

The monthly charge     Mortality and expense risk charge - The mortality and
for the face amount    expense risk charge varies depending on your policy's
component of the       face amount, joint equal age on the policy date and
mortality and          accumulated value. It's made up of two components:
expense risk charge
is $10.20              . The face amount component, which we deduct every
(($100,000 / 1,000) X    month during the first 10 policy years at a rate that
0.102).                  is based on the joint equal age and each $1,000 of
                         the initial face amount of your policy.
The monthly charge
for the accumulated    . The accumulated value component, which we deduct
value component is       every month during the first 20 policy years at an
$15                      annual rate of 0.30% (0.025% monthly) of your
($60,000 X 0.025%).      policy's accumulated value in the investment options.
The charge in            During policy years 21 and thereafter, we reduce the
policy year 21 (and      annual rate to 0.10% (0.008333% monthly) of the
thereafter) would        accumulated value.
be $5
($60,000 X 0.008333%)  Riders - If you add any riders to your policy, we add
if the policy's        any charges for them to your monthly charge.
accumulated value
was $60,000.

Joint equal age is
explained in
Appendix A. The
rates for the face
amount component
are shown in
Appendix B.

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER

                      ---------------------------------------------------------
Withdrawal and
surrender charges
                       You can withdraw part of your policy's net cash
Withdrawal and         surrender value at any time starting on your policy's
surrender charges      first anniversary. There is a $25 charge for each
are explained in       withdrawal you make. We deduct this charge
more detail on         proportionately from all of your investment options.
pages 36 and 40.
                       If you surrender or cash in your policy, or decrease
An example             its face amount, during the first 10 years of owning
                       the policy, we'll deduct a surrender charge. The
For a policy that      surrender charge is made up of two components:
is surrendered at
the end of the
first policy year,     . The underwriting surrender charge, which is assessed
with:                    at a rate that is based on the joint equal age and
                         each $1,000 of the initial face amount of your
 . a joint equal age      policy. The amount of the charge does not change
  of 50                  during the first policy year. Starting on the first
 . an initial face        policy anniversary, we reduce the charge by 0.9259% a
  amount of              month until it reaches zero at the end of 10 policy
  $100,000.              years.

The underwriting
surrender charge is
$520.

The sales surrender    . The sales surrender charge, which, during the first
target is $905. The      policy year, equals the smaller of the following
maximum sales            amounts:
surrender charge is
$226.25.                 . 25% of the premium payments you've made, or

                         . 25% of the sales surrender target, which is based
The underwriting           on the joint equal age of the people insured by the
surrender charge           policy for each $1,000 of a policy's initial face
and sales surrender        amount.
target rates appear
in Appendix B.         The sales surrender charge increases until the premiums
                       you pay reach the sales surrender target. In the 13th month you own your policy, we reduce the sales surrender charge so that it is 99.0741% of the charge as calculated above. After that, we reduce it by 0.9259% a month until it reaches zero at the end of 10 policy years.

                      ---------------------------------------------------------
Fees and expenses      The Pacific Select Fund pays advisory fees and other
paid by the            expenses. These are deducted from the assets of the
Pacific Select Fund    fund's portfolios and may vary from year to year. They
                       are not fixed and are not part of the terms of your
You'll find more       policy. If you choose a variable investment option,
about the Pacific      these fees and expenses affect you indirectly because
Select Fund            they reduce portfolio returns.
starting on page
29, and in the         Advisory fee
fund's prospectus,     Pacific Life is the investment adviser to the fund. The
which accompanies      fund pays an advisory fee to us for these services. The
this prospectus.       table below shows the advisory fee as a annual
                       percentage of each portfolio's average daily net assets.

                       Other expenses
                       The table also shows the fund expenses for each portfolio in 1999. To help limit fund expenses, we've agreed to waive all or part of our investment advisory fees or otherwise reimburse each portfolio for expenses (not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed 0.25% of its average daily net assets. We do this voluntarily, but do not guarantee that we'll continue to do so after December 31, 2001. In 1999, Pacific Life reimbursed the Small-Cap Index Portfolio $96,949.

                   --------------------------------------------------------------------
                   Portfolio                Advisory fee Other expenses Total expenses+
                   --------------------------------------------------------------------
                                            As an annual % of average daily net assets
                   Aggressive Equity            0.80          0.05           0.85
                   Emerging Markets/1/          1.10          0.32           1.42
                   Diversified Research/2/      0.90          0.05           0.95
                   Small-Cap Equity             0.65          0.05           0.70
                   International Large-
                    Cap/2/                      1.05          0.15           1.20
                   Bond and Income              0.60          0.06           0.66
                   Equity                       0.65          0.04           0.69
                   I-Net Tollkeeper/2/          1.50          0.15           1.65
                   Multi-Strategy               0.65          0.05           0.70
                   Equity Income                0.65          0.05           0.70
                   Growth LT                    0.75          0.04           0.79
                   Mid-Cap Value                0.85          0.12           0.97
                   Equity Index/3/              0.25          0.05           0.30
                   Small-Cap Index/4/           0.50          0.44           0.94
                   REIT                         1.10          0.18           1.28
                   International Value          0.85          0.16           1.01
                   Government Securities        0.60          0.06           0.66
                   Managed Bond/1/              0.60          0.06           0.66
                   Money Market/1/              0.35          0.05           0.40
                   High Yield Bond/1/           0.60          0.06           0.66
                   Large-Cap Value              0.85          0.12           0.97
                   --------------------------------------------------------------------

                       /1/ Total net expenses for these portfolios in 1999, after deduction of an offset for custodian credits, were: 1.41% for Emerging Markets Portfolio, 0.65% for Managed Bond Portfolio, 0.39% for Money Market Portfolio, and 0.65% for High Yield Bond Portfolio.

                       /2/ Expenses are estimated. There were no actual advisory fees or other expenses for these portfolios in 1999 because the portfolios started after December 31, 1999.

                       /3/ The advisory fee for the Equity Index Portfolio has been adjusted to reflect the advisory fee increase effective January 1, 2000. The actual advisory fee, and total net expenses for this portfolio in 1999 after deduction of an offset for custodian credits, were 0.16% and 0.20%, respectively.

                       /4/ Total net expenses for the Small-Cap Index Portfolio in 1999, after the advisor's reimbursement and deduction of an offset for custodian credits, were 0.75%.

                       + The fund has adopted a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits or other compensation that may be used to help promote distribution of fund shares. There are no fees or charges to any portfolio under this plan, although the fund's distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a fund expense, it would represent approximately .0023% or less of any portfolio's average daily net assets.

PACIFIC SELECT ESTATE PRESERVER BASICS

                       When you buy a Pacific Select Estate Preserver life insurance policy, you're entering into a contract with Pacific Life Insurance Company. Your contract with us is made up of your application, your policy, applications to change or reinstate the policy, any amendments, riders or endorsements to your policy, and specification pages.

Policy amendments      When we approve your signed application, we'll issue
and endorsements       your policy. If your application does not meet our
are a part of your     underwriting requirements, we can reject it or ask you
policy and confirm     for more information. Once we receive your first
changes you or we      premium payment, the policy has been delivered to you
make to the policy.    and any delivery requirements have been met, we'll
                       consider your policy to be in force. That's when our
Specification pages    obligations under the policy begin.
summarize
information            Your policy will be in force until one of the following
specific to your       happens:
policy at the time     . both people insured by the policy die
the policy is          . the grace period expires and your policy lapses, or
issued.                . you surrender your policy.

                       If your policy is not in force when both people insured
Riders provide         by the policy die, we are not obligated to pay the
extra benefits,        death benefit proceeds to your beneficiary.
some at additional
cost. Not all          Pacific Select Estate Preserver is a last survivor
riders are             flexible premium variable life insurance policy that
available in every     insures the lives of two people and pays death benefit
state and some         proceeds after both people have died.
riders may only be
added when you         Under a flexible premium life insurance policy, you
apply for your         have the flexibility to choose the amount and frequency
policy.                of your premium payments. You must, however, pay enough
                       premiums to cover the ongoing cost of policy benefits.
Last survivor life
insurance may be       A premium load is deducted from each premium payment
appropriate for two    you make. The resulting net premium is allocated to the
spouses who want to    investment options you choose, and becomes part of your
provide a death        policy's accumulated value.
benefit for their
children.              Charges are deducted from the accumulated value each
                       month to help cover the cost of the policy's death
This may not be the    benefit and other expenses. If there is not enough
right kind of          accumulated value to cover the monthly charge on the
policy for someone     day we make the deduction, your policy may lapse after
who wants to           a grace period - which means you'll no longer have any
provide a death        insurance coverage.
benefit for his or
her spouse. In that    Investment earnings will increase your policy's
case, a policy that    accumulated value, while investment losses will
insures a single       decrease it. The premium payments you'll be required to
life may be more       make to keep your policy in force will be influenced by
appropriate.           the investment results of the investment options you've
                       chosen.
Please discuss your
insurance needs and
financial
objectives with
your registered
representative.

In some states
we'll hold your net
premium payments in
the Money Market
investment option
until the free look
transfer date.
Please turn to Your
right to cancel for
details.

                      ---------------------------------------------------------
Owners, people         Owners
insured by the         The owner is the person named on the application who
policy, and            makes the decisions about the policy and its benefits
beneficiaries          while it's in force. You can own a policy by yourself
                       or with someone else. Two or more owners are called
                       joint owners. You need the signatures of all owners for
Please consult your    all policy transactions.
financial advisor
or a lawyer about      If one of the joint owners dies, the surviving owners
designating            will hold all rights under the policy. If the last
ownership              joint owner dies, his or her estate will own the policy
interests.             unless you've given us other instructions.

                       A policy can also be owned by an institution, trust,
                       corporation or group or sponsored arrangement. These
If you would like      owners often buy more than one policy, which may
to change the owner    qualify them for reduced charges or lower premium
of your policy,        payments.
please contact us
or your registered     We may reduce or waive the sales load or surrender
representative for     charges on policies sold to our directors or employees,
a change of owner      to any of our affiliates, or to trustees, employees or
form. We can           affiliates of the fund.
process the change
only if we receive     You can change the owner of your policy by completing a
your instructions      change of owner form. Once we've received and recorded
in writing.            your request, the change will be effective as of the
                       day you signed the change of owner form.

                       People insured by the policy
                       This policy insures the lives of two people who are between the ages of 20 and 85 at the time you apply for your policy, and who have given us satisfactory evidence of insurability. Your policy refers to these people as the insureds. The policy pays death benefit proceeds after both of these people have died.

Risk classes are       Each person to be insured by the policy is assigned an
usually based on       underwriting or insurance risk class which we use to
age, gender, health    calculate cost of insurance and other charges. We
and whether or not     normally use the medical or paramedical underwriting
the person to be       method to assign underwriting or insurance risk
insured by the         classes, which may require a medical examination. We
policy smokes. Most    may, however, use other forms of underwriting if we
insurance companies    think it's appropriate.
use similar risk
classification         When we use a person's age in policy calculations, we
criteria.              generally use his or her age as of the nearest policy
                       date, and we add one year to this age on each policy
When we refer to       anniversary date. For example, when we talk about
age throughout this    someone "reaching age 100", we're referring to the
prospectus, we're      policy anniversary date closest to that person's 100th
using the word as      birthday, not to the day when he or she actually turns
we've defined it       100.
here, unless we
tell you otherwise.

PACIFIC SELECT ESTATE PRESERVER BASICS

                       Beneficiaries
                       The beneficiary is the person, people, entity or
If you would like      entities you name to receive the death benefit
to change the          proceeds. Here are some things you need to know about
beneficiary of your    naming beneficiaries:
policy, please
contact us or your     . You can name one or more primary beneficiaries who
registered               each receive an equal share of the death benefit
representative for       proceeds unless you tell us otherwise. If one
a change of              beneficiary dies, his or her share will pass to the
beneficiary form.        surviving primary beneficiaries in proportion to the
We can process the       share of the proceeds they're entitled to receive,
change only if we        unless you tell us otherwise.
receive your
instructions in        . You can also name a contingent beneficiary for each
writing.                 primary beneficiary you name. The contingent
                         beneficiary will receive the death benefit proceeds if the primary beneficiary dies.

                       . You can choose to make your beneficiary permanent
                         (sometimes called irrevocable). You cannot change a permanent beneficiary's rights under the policy without his or her permission.

                       . If none of your beneficiaries is still living when
                         the death benefit proceeds are payable, you as the policy owner will receive the proceeds. If you're no longer living, the proceeds will go to your estate.

                       . You can change your beneficiary at any time while
                         either person insured by the policy is still living, and while the policy is in force. The change will be effective as of the day you signed the change of beneficiary form.

                      ---------------------------------------------------------
Policy date,           Your policy date
monthly payment        This is usually the day we approve your policy
date, policy           application. It's also the beginning of your first
anniversary date       policy year. Your policy's monthly, quarterly, semi-
                       annual and annual anniversary dates are based on your
                       policy date.
In Massachusetts,
the policy date is     The policy date is set so that it never falls on the
known as the issue     29th, 30th or 31st of any month. We'll apply your first
date.                  premium payment as of your policy date or as of the day
                       we receive your premium, whichever is later.

                       Backdating your policy
In Ohio, your          You can have your policy backdated up to six months, as
policy can be          long as we approve it. Backdating in some cases may
backdated only         lower your cost of insurance rates since these rates
three months.          are based on the ages of the people insured by the
                       policy. Your first premium payment must cover the premium load and monthly charges for the period between the backdated policy date and the day your policy is issued.

                       Your monthly payment date
                       This is the day we deduct the monthly charges from your policy's accumulated value. The first monthly payment date is your policy date, and it's the same day each month thereafter. Monthly charges are explained in the section called Your policy's accumulated value.

                       Your policy anniversary date
                       This is the same day as your policy date every year after we issue your policy. A policy year starts on your policy date and each anniversary date, and ends on the day before the next anniversary date.

                      ---------------------------------------------------------
Statements and         We send the following statements and reports to policy
reports                owners:
we'll send you
                       . a confirmation for many financial transactions,
                         usually including premium payments and transfers,
                         loans, loan repayments, withdrawals and surrenders.
                         Monthly deductions and scheduled transactions made
We can create            under the dollar cost averaging and portfolio
customized               rebalancing programs are reported on your quarterly
hypothetical             policy statement.
illustrations of
benefits under your    . a quarterly policy statement. The statement will tell
policy based on          you the accumulated value of your policy by
different                investment option, cash surrender value, the amount
assumptions.             of the death benefit, the policy's face amount, and
                         any outstanding loan amount. It will also include a
We'll send you one       summary of all transactions that have taken place
policy illustration      since the last quarterly statement, as well as any
free of charge each      other information required by law.
policy year if you
ask for one. We        . supplemental schedules of benefits and planned
reserve the right        periodic premiums. We'll send these to you if you
to charge $25 for        change your policy's face amount or change any of the
additional               policy's other benefits.
illustrations.
                       . financial statements, at least annually or as
                         required by law, of the separate account and Pacific
                         Select Fund, that include a listing of securities for each portfolio of the Pacific Select Fund.

                      ---------------------------------------------------------
Your right to
cancel
                       During the free look period, you have the right to
There are special      cancel your policy and return it to us or your
rules for the free     registered representative for a refund.
look period in
certain states.        The amount of your refund may be more or less than the
Here are some          premium payments you've made, depending on the state
examples:              where you signed your application. We'll always deduct
 . In California the    any outstanding loan amount from the amount we refund
  free look period     to you.
  ends 30 days
  after you receive    You'll find a complete description of the free look
  your policy if       period that applies to your policy on the policy's
  you're 60 years      cover sheet, or on a notice that accompanied your
  old or over or if    policy. Generally, the free look period ends on the
  you're replacing     latest of the following:
  another life
  insurance policy.    . 10 days after you receive your policy (20 days for
 . In Colorado the        many states if you are replacing another life
  free look period       insurance policy)
  ends after 15        . 10 days after we mail or deliver this prospectus
  days.                  which includes a notice of your right of withdrawal
 . In North Dakota      . 45 days after you complete and sign your policy
  the free look          application.
  period ends after
  20 days.             In most states, your refund will be based on the
 . Pennsylvania         accumulated value of your policy. In these states,
  requires that you    we'll allocate your net premiums to the investment
  exercise your        options you've chosen. If you exercise your right to
  right to cancel      cancel, your refund will be:
  your policy
  within 10 days       . any charges or taxes we've deducted from your
  after you receive      premiums
  it, regardless of    . the net premiums allocated to the fixed options
  the date you         . the accumulated value allocated to the variable
  signed your            investment options
  application.         . any monthly charges and fees we've deducted from your
                         policy's accumulated value in the variable investment
Please call us or        options.
your registered
representative if
you have questions
about your right to
cancel your policy.

PACIFIC SELECT ESTATE PRESERVER BASICS

                       In some states we're required to refund the premium payments you've made. If you sign your application in one of these states, we'll hold the net premiums in the Money Market investment option until the free look transfer date. On that day, we'll transfer the accumulated value in the Money Market investment option to the investment options you've chosen.

                       The free look transfer date is the latest of the following:

                       . 15 days after we issue your policy
                       . 45 days after you complete and sign your policy
                         application
                       . the day we receive your minimum initial premium . when we consider your policy to be in force.

                      ---------------------------------------------------------
Timing of payments,    Effective date
forms and requests     The effective date of payments, forms and requests you
                       send us is usually determined by the day and time we
A business day,        receive the item in proper form at the mailing address
called a valuation     that appears on the back cover of this prospectus.
date in your
policy, is any day     Planned periodic premium payments, loan requests,
that the New York      transfer requests, loan payments or withdrawal or
Stock Exchange and     surrender requests that we receive in proper form
our life insurance     before 4:00 p.m. Eastern time on a business day will
client services        normally be effective as of the end of that day, unless
offices are open.      the transaction is scheduled to occur on another
It usually ends at     business day. If we receive your payment or request on
4:00 p.m. Eastern      or after 4:00 p.m. Eastern time on a business day, your
time.                  payment or request will be effective as of the end of
                       the next business day. If a scheduled transaction falls
The New York Stock     on a day that is not a business day, we'll process it
Exchange is usually    as of the end of the next business day.
closed on weekends
and on the             Other forms, notices and requests are normally
following days:        effective as of the next business day after we receive
 . New Year's Day,      them in proper form, unless the transaction is
  Martin Luther        scheduled to occur on another business day. Change of
  King, Jr. Day,       owner and beneficiary forms are effective as of the day
  President's Day,     you sign the change form, once we receive them in
  Good Friday,         proper form.
  Memorial Day,
  July Fourth,         Proper form
  Labor Day,           We'll process your requests once we receive all
  Thanksgiving Day     letters, forms or other necessary documents, completed
  and Christmas        to our satisfaction. Proper form may require, among
  Day,                 other things, a signature guarantee or some other proof
and                    of authenticity. We do not generally require a
 . the Friday before    signature guarantee, but we may ask for one if it
  New Year's Day,      appears that your signature has changed, if the
  July Fourth or       signature does not appear to be yours, if we have not
  Christmas Day if     received a properly completed application or
  that holiday         confirmation of an application, or for other reasons to
  falls on a           protect you and us.
  Saturday
 . the Monday
  following New
  Year's Day, July
  Fourth or
  Christmas Day if
  that holiday
  falls on a Sunday
unless unusual
business conditions
exist, such as the
ending of a monthly
or yearly
accounting period.

Our client services
offices are also
usually closed on
the following days:
 . the Monday before
  New Year's Day,
  July Fourth, or
  Christmas Day, if
  any of these
  holidays falls on
  a Tuesday
 . the Tuesday
  before Christmas
  Day if that
  holiday falls on
  a Wednesday
 . the Friday after
  New Year's Day,
  July Fourth or
  Christmas Day, if
  any of these
  holidays falls on
  a Thursday
 . the Friday after
  Thanksgiving.

Call us or contact
your registered
representative if
you have any
questions about the
proper form
required for a
request.

                       When we make payments and transfers
                       We'll normally send the proceeds of transfers,
To request payment     withdrawals, loans, surrenders, exchanges and death
of death benefit       benefit payments within seven days after the effective
proceeds, send us      date of the request. We may delay payments and
proof of death and     transfers, or the calculation of payments and transfers
payment                based on the value in the variable investment options
instructions.          under unusual circumstances, for example, if:

                       . the New York Stock Exchange closes on a day other
                         than a regular holiday or weekend
                       . trading on the New York Stock Exchange is restricted . an emergency exists as determined by the SEC, as a result of which the sale of securities is not practicable, or it is not practicable to determine the value of a variable account's assets, or
                       . the SEC permits a delay for the protection of policy
                         owners.

                       We may delay transfers and payments from the fixed options, including the proceeds from withdrawals, surrenders and loans, for up to six months. We'll pay interest at an annual rate of at least 4% on any withdrawals or surrender proceeds from the fixed options that we delay for 30 days or more.

                       We pay interest at an annual rate of at least 4% on death benefit proceeds, calculated from the day the last surviving person insured by the policy dies to the day we pay the proceeds.

                      ---------------------------------------------------------
Telephone
transactions           You can make loans or transfers, and give us
                       instructions regarding the dollar cost averaging program or portfolio rebalancing program, by telephone any time after the free look period as long as we have your signed authorization form on file.

                       Here are some things you need to know about telephone transactions:

                       . You must complete a telephone authorization form.
                       . If your policy is jointly owned, all joint owners
                         must sign the telephone authorization. We'll take instructions from any owner.
                       . We may use any reasonable method to confirm that your
                         telephone instructions are genuine. For example, we may ask you to provide personal identification or we may record all or part of the telephone conversation. We may refuse any transaction request made by telephone.

                       We'll send you a written confirmation of each telephone transaction.

                       Sometimes, you may not be able to make loans or transfers by telephone, for example, if our telephone lines are busy because of unusual market activity or a significant economic or market change, or our telephone lines are out of service during severe storms or other emergencies. In these cases, you can send your request to us in writing, or call us the next business day or when service has resumed.

                       When you send us your telephone authorization form, you agree that:

                       . we can accept and act upon instructions you give us
                         over the telephone
                       . neither we, any of our affiliates, the Pacific Select
                         Fund, or any director, trustee, officer, employee or agent of ours or theirs will be liable for any loss, damages, cost or expenses that result from transactions processed because of a request by telephone that we believe to be genuine, as long as we have followed our own procedures
                       . you bear the risk of any loss that arises from your
                         right to make loans or transfers over the telephone.

THE DEATH BENEFIT

                       We'll pay death benefit proceeds to your beneficiary after the last surviving person insured by the policy dies while the policy is still in force. Your beneficiary generally will not have to pay federal income tax on death benefit proceeds.

                       This policy offers four death benefit options, Options
Your policy's          A, B, C and D. The option you choose will generally
initial amount of      depend on which is more important to you: a larger
insurance coverage     death benefit or building the accumulated value of your
is its initial face    policy.
amount. We
determine the face     Here are some things you need to know about the death
amount based on        benefit:
instructions
provided in your       . You choose your death benefit option on your policy
application.             application.

The minimum face       . If you do not choose a death benefit option, we'll
amount when a            assume you've chosen Option A.
policy is issued is
usually $100,000,      . The death benefit will always be the greater of the
but we may reduce        death benefit under the option you choose or the
this in some             guideline minimum death benefit.
circumstances.
                       . The death benefit will never be lower than the face
You'll find your         amount of your policy if you've chosen Option A, B or
policy's face            D. Of course, the death benefit proceeds will always
amount, which            be reduced by any outstanding loan amount.
includes any
increases or           . We'll pay the death benefit proceeds to your
decreases, in the        beneficiary when we receive proof of the deaths of
specification pages      both of the people insured by the policy.
in your policy.

                      ---------------------------------------------------------
Choosing your death
benefit option         You can choose one of the following four options for
                       the death benefit on your application. The graphs below help you compare the options using several hypothetical examples.

                       Option A -  the        Option B - the face amount of
                       face amount of         your policy plus its accumulated
                       your policy.           value.


                       [ILLUSTRATION          [ILLUSTRATION APPEARS HERE]
                       APPEARS HERE]
                                              The death benefit changes as
                                              your policy's accumulated value
                                              changes. The better your
                                              investment options perform, the
                                              larger the death benefit will
                                              be.

                       Option C - the         Option D - the face amount of
                       face amount of         your policy multiplied by a
                       your policy plus       death benefit factor.
                       the total premiums
                       you've paid minus
                       any withdrawals or     [ILLUSTRATION APPEARS HERE]
                       distributions
                       made.                  The death benefit gradually
                                              increases over time no matter
                                              how your investment options
                       [ILLUSTRATION          perform, as long as there is
                       APPEARS HERE]          enough accumulated value to keep
                                              your policy in force.
                       The more premiums
                       you pay and the
                       less you withdraw,
                       the larger the
                       death benefit will
                       be.

                      ---------------------------------------------------------
                       How we calculate the death benefit for
                       Option D

                       If you choose Option D, we'll calculate the death benefit by multiplying the face amount by a death benefit factor. The death benefit factor is a number from 1.0 to 2.0. A factor of 1.0 means the death benefit equals the face amount. A factor of 2.0 means the death benefit is two times the face amount.

                       The factor changes on each policy anniversary and is based on the joint equal age of the people insured by the policy and the number of completed policy years. Joint equal age is a calculation that blends the ages and insurance risks of the two people insured by the policy. Generally, the death benefit factor will reach the maximum of 2.0 when joint equal age plus the number of completed policy years is between 85 and 90. You'll find more information about how we calculate joint equal age in Appendix A.

                       You'll find more information about the death benefit factor in Appendix D and in your policy.

                      ---------------------------------------------------------
The guideline
minimum death
benefit
                       The guideline minimum death benefit is the minimum
If your policy's       death benefit needed for your policy to qualify as life
death benefit is       insurance under Section 7702 of the Internal Revenue
equal to the           Code. If the amount of the death benefit under the
guideline minimum      option you choose is less than the guideline minimum
death benefit, and     death benefit, we'll adjust your death benefit to equal
the net amount at      the guideline minimum death benefit.
risk is more than
three times the        We calculate the guideline minimum death benefit by
death benefit on       multiplying the accumulated value of your policy by a
the policy date, we    death benefit percentage. This percentage is based on
may reduce the         the age of the younger person insured by the policy,
death benefit by       and will increase over time. You'll find a table of
making withdrawals     guideline minimum death benefit percentages in Appendix
from your policy.      C.

We will not charge
you our usual $25
withdrawal fee, but
the withdrawals may
be taxable. Please
turn to
Withdrawals,
surrenders and
loans for
information about
making withdrawals.

                      ---------------------------------------------------------
When we pay the
death benefit
                       We calculate the amount of the death benefit proceeds
Your beneficiary       as of the end of the day the last surviving person
can choose to          insured by the policy dies. If that person dies on a
receive the death      day that is not a business day, we calculate the
benefit proceeds in    proceeds as of the next business day.
a lump sum or use
it to buy an income    Your policy's beneficiary must send us proof that both
benefit. Please see    people insured by the policy died while the policy was
the discussion         in force, along with payment instructions. If both
about income           people insured by the policy die at the same time, or
benefits in General    if it's not clear who died first, we'll assume the
information about      younger of the two died first.
your policy.
                       Death benefit proceeds equal the total of the death
It is important        benefits provided by your policy and any riders you've
that we have a         added, minus any outstanding loan amount, minus any
current address for    overdue charges.
your beneficiary so
that we can pay        We'll pay interest at an annual rate of at least 4% on
death benefit          the death benefit proceeds, calculated from the day the
proceeds promptly.     last surviving person insured by the policy dies to the
If we cannot pay       day we pay the proceeds. In some states we may pay a
the proceeds to        higher rate of interest if required by law.
your beneficiary
within five years
of the death of the
last surviving
person insured by
the policy, we'll
be required to pay
them to the state.

THE DEATH BENEFIT

                      ---------------------------------------------------------
Comparing the death    The tables below compare the death benefits provided by
benefit options        the policy's four death benefit options. The examples
                       are intended only to show differences in death benefits and net amounts at risk. Accumulated value assumptions may not be realistic.

Example A assumes      These examples show that each death benefit option
the following:         provides a different level of protection. Keep in mind
                       that cost of insurance charges, which affect your
 . the people           policy's accumulated value, increase with the amount of
  insured by the       the death benefit, as well as over time. The cost of
  policy are male      insurance is charged at a rate per $1,000 of the
  and female non-      discounted net amount at risk. As the net amount at
  smokers, each age    risk increases, your cost of insurance increases.
  45 at the time       Accumulated value also varies depending on the
  the policy was       performance of the investment options in your policy.
  issued
 . face amount is
  $1,000,000
 . accumulated value
  at year 20 is
  $600,000
 . total premiums
  paid into the
  policy at year 20
  is $300,000
 . the death benefit
  percentage for
  the guideline
  minimum death
  benefit is 120%
 . the death benefit
  factor for Option
  D at year 20 is
  108.4%
 . the guideline
  minimum death
  benefit is
  $720,000
  (accumulated
  value times a
  death benefit
  percentage factor
  of 120%)

                   ------------------------------------------------------------------------------------------
                   Example A                               The death benefit is the larger
                                                           of these two amounts
                                                           -------------------------------
                   Death                                   Death benefit   Guideline       Net amount at risk
                   benefit     How it's                    under           minimum         used for cost of
                   option      calculated                  the option      death benefit   insurance charge
                   ------------------------------------------------------------------------------------------
                   Option A    Face amount                  $1,000,000       $720,000         $396,736.94
                   Option B    Face amount plus
                               accumulated value            $1,600,000       $720,000         $994,779.11
                   Option C    Face amount plus
                               premiums less distributions  $1,300,000       $720,000         $695,758.03
                   Option D    Face amount times
                               death benefit factor         $1,084,000       $720,000         $480,462.85
                   ------------------------------------------------------------------------------------------

Example B uses the
same assumptions as
Example A, but has
an accumulated
value of
$1,400,000. Because
accumulated value
has increased, the
guideline minimum
death benefit is
now $1,600,000
($1,400,000 times a
death benefit
factor of 120%).

                   ------------------------------------------------------------------------------------------
                   Example B                               The death benefit is the larger
                                                           of these two amounts
                                                           -------------------------------
                   Death                                   Death benefit   Guideline       Net amount at risk
                   benefit     How it's                    under           minimum         used for cost of
                   option      calculated                  the option      death benefit   insurance charge
                   ------------------------------------------------------------------------------------------
                   Option A    Face amount                  $1,000,000      $1,680,000        $274,518.06
                   Option B    Face amount plus
                               accumulated value            $2,400,000      $1,680,000        $992,168.66
                   Option C    Face amount plus
                               premiums less distributions  $1,300,000      $1,680,000        $274,518.06
                   Option D    Face amount times
                               death benefit factor         $1,084,000      $1,680,000        $274,518.06
                   ------------------------------------------------------------------------------------------

                      ---------------------------------------------------------
Changing your death    You can change your death benefit option after your
benefit option         fifth policy year. Here's how it works:

We will not change     . You can change the death benefit once in any policy
your death benefit       year.
option if it means     . You must send us your request in writing.
your policy will be    . You can only change to Option A or Option B.
treated as a           . The change will become effective on the first monthly
modified endowment       payment date after we receive your request. If we
contract, unless         receive your request on a monthly payment date, we'll
you've told us in        process it that day.
writing that this      . The face amount of your policy will change by the
would be acceptable      amount needed to make the death benefit under the new
to you. Modified         option equal the death benefit under the old option
endowment contracts      just before the change. We will not let you change
are discussed in         the death benefit if doing so means the face amount
Variable life            of your policy will become less than $100,000. We may
insurance and your       waive this minimum amount under certain
taxes.                   circumstances.
                       . Changing the death benefit option can also affect the
Net amount at risk       monthly cost of insurance charge since this charge
is the difference        varies with the net amount at risk.
between the death      . The new death benefit option will be used in all
benefit that would       future calculations.
be payable if both
people insured by
the policy died,
and the accumulated
value of your
policy.

                      ---------------------------------------------------------
Decreasing the face    You can decrease your policy's face amount starting on
amount                 the first policy anniversary as long as we approve it.
                       Here's how it works:
Decreasing the face
amount may affect      . You can decrease the face amount as long as at least
your policy's tax        one of the people insured by the policy is still
status. To ensure        living.
your policy            . You can only decrease the face amount once in any
continues to             policy year.
qualify as life        . You must send us your request in writing while your
insurance, we might      policy is in force.
be required to         . The decrease will become effective on the first
return part of your      monthly payment date after we receive your request.
premium payments to      If we receive your request on a monthly payment date,
you, or make             we'll process it that day.
distributions from     . Decreasing the face amount can affect the monthly
the accumulated          cost of insurance charge since this charge varies
value, which may be      with the net amount at risk.
taxable.               . We can refuse your request to make the face amount
                         less than $100,000. We can waive this minimum amount
We will not              in certain situations, such as group or sponsored
decrease the face        arrangements.
amount if it means
your policy will be    If you decrease your face amount in the first 10 years
treated as a           of the policy, we'll deduct a surrender charge from
modified endowment     your policy's accumulated value. Please turn to
contract, unless       Withdrawals, surrenders and loans for information about
you've told us in      how we calculate surrender charges.
writing that this
would be acceptable
to you.

For more
information, please
see Variable life
insurance and your
taxes.

                      ---------------------------------------------------------
Optional riders        There are five optional riders that provide extra
                       benefits, some at additional cost. Not all riders are
We offer other         available in every state, and some riders may only be
variable life          added when you apply for your policy.
insurance policies
which provide          . Last survivor added protection benefit
insurance                Provides level or varying term insurance on the two
protection on the        people insured by the policy.
lives of two people
or on the life of      . Individual annual renewable term rider
one person. The          Provides level or varying term insurance on either or
loads and charges        both people insured by the policy.
on these policies
may be different.      . Enhanced policy split option rider
Combining a policy       Available only to married couples, it splits the
and a rider,             policy into two individual policies without evidence
however, may be          of insurability under certain circumstances.
more economical
than adding another    . Policy split option rider
policy. It may also      Splits the policy into two individual policies with
be more economical       evidence of insurability.
to provide an
amount of insurance    . Accelerated living benefits rider
coverage through a       Gives the policy owner access to a portion of the
policy alone.            policy's death benefit if the last surviving person
                         insured by the policy has been diagnosed with a terminal illness resulting in a life expectancy of six months or less (or longer than six months in some states).

                       Certain restrictions may apply and are described in the
                       rider or benefit. We'll add any rider charges to the
Ask your registered    monthly charge we deduct from your policy's accumulated
representative for     value.
more information
about the riders
available with the
policy, or about
other kinds of life
insurance policies
offered by Pacific
Life.

There may be tax
consequences if you
exercise your
rights under the
Accelerated living
benefits rider or
either of the two
Policy split option
riders. Please see
Variable life
insurance and your
taxes for more
information.

Samples of the
provisions for the
extra optional
benefits are
available from us
upon written
request.

HOW PREMIUMS WORK

                       Your policy gives you the flexibility to choose the amount and frequency of your premium payments.


The amount,            We usually set the amount of your first premium
frequency, and         payment. You can schedule the amount and frequency of
period of time over    remaining premium payments within certain limits. Each
which you make         premium payment must be at least $50.
premium payments
may affect whether     We deduct a premium load from each premium payment, and
your policy will be    then allocate your net premium to the investment
classified as a        options you've chosen. Depending on the performance of
modified endowment     your investment options, and on how many withdrawals,
contract, or no        loans or other policy features you've taken advantage
longer qualifies as    of, you may need to make additional premium payments to
life insurance for     keep your policy in force.
tax purposes. See
Variable life
insurance and your
taxes for more
information.

                      ---------------------------------------------------------
Your first premium     We usually require you to make a minimum initial
payment                premium payment that's equal to at least 25% of the sum
                       of your premium load and your policy's monthly charges for the first year.

                       The amount of the monthly charge and premium load are calculated based on your policy's face amount and the age, smoking status, gender (unless unisex cost of insurance rates apply), and risk classes of the people insured by your policy.

                       We describe premium load later in this section. You'll find an explanation of the monthly charge in Your policy's accumulated value.

                       If we do not receive the minimum initial premium payment within 20 days after we issue your policy, we can cancel the policy and refund any partial premium payment you've made. We may waive the 20 day requirement in some cases.

                      ---------------------------------------------------------
Planned periodic
premium payments
                       You can schedule the amount and frequency of your
                       premium payments. We refer to scheduled premium
Even if you pay all    payments as your planned periodic premium. Here's how
your premiums when     it works:
they're scheduled,
your policy could      . On your application, you choose a fixed amount of at
lapse if the             least $50 for each premium payment.
accumulated value,
less any               . You indicate whether you want to make premium
outstanding loan         payments annually, semi-annually, or quarterly. You
amount, is not           can also choose monthly payments using our monthly
enough to pay your       Uni-check plan, which is described below.
monthly charges.
Turn to Your           . We send you a notice to remind you of your scheduled
policy's                 premium payment (except for monthly Uni-check
accumulated value        payments, which are paid automatically). While you do
for more                 not have to make the premium payments you've
information.             scheduled, not making a premium payment may have an
                         impact on any financial objectives you may have set for your policy's accumulated value and death benefit, and could cause your policy to lapse.

                       . We'll treat any payment you make during the life of
                         your policy as a premium, not as a loan repayment, unless you tell us otherwise.

                       Monthly Uni-check plan
                       Once you've made your first premium payment, you can make monthly premium payments using our Uni-check plan. Here's how it works:

                       . you authorize us to withdraw a specified amount from
                         your checking account each month

                       . you can choose any day between the 4th and 28th of
                         the month

                       . if you do not specify a day for us to make the
                         withdrawal, we'll withdraw the premium payment on your policy's monthly anniversary. If your policy's monthly anniversary falls on the 1st, 2nd or 3rd of the month, we'll withdraw the payment on the 4th of each month.

                      ---------------------------------------------------------
Deductions from
your premiums
                       We deduct a premium load from each premium payment you
Your net premium is    make. The load is made up of three charges:
your premium
payment less the       Sales load
premium load.          During the first 10 years of your policy, we deduct a
                       5% sales load from each premium payment you make. The sales load is reduced to 3% after the 10th policy year.

                       This charge helps pay for the cost of distributing our policies and is guaranteed not to increase. If our sales and distribution expenses are more than the sales load, we can recover these expenses from other charges, such as the mortality and expense risk charge and the surrender charge, and from any mortality gains.

                       State and local tax charge
                       We deduct 2.35% from each premium payment to pay state and local premium and other taxes. The actual taxes we pay vary from state to state, and in some instances, among municipalities. This rate approximates the average rate we pay for all states. We do not expect to profit from this charge, and do not expect to change the rate unless the rate we pay increases.

                       Federal tax charge
                       We deduct 1.50% from each premium payment to pay federal taxes. We reserve the right to change this rate to respond to changes in law.

                      ---------------------------------------------------------
Allocating your
premiums
                       We generally allocate your net premiums to the
There are special      investment options you've chosen on your application on
restrictions when      the day we receive them. We currently limit your
allocating premiums    allocations to 20 investment options at one time.
to the Fixed LT
account.               When we allocate your first premium depends on the
                       state where you signed your policy application. If you
Please turn to Your    signed your application in a state that requires us to
investment options     return the premiums you've paid, we'll hold your net
for more               premiums in the Money Market investment option until
information about      the free look transfer date, and then transfer them to
the investment         the investment options you've chosen.
options.
                       If you signed your application in a state that requires refunds to be based on accumulated value, we allocate net premiums to the investment options you've chosen on the day we receive them.

HOW PREMIUMS WORK

                      ---------------------------------------------------------
Limits on the          Federal tax law puts limits on the amount of premium
premium payments       payments you can make in relation to your policy's
you can make           death benefit. These limits apply in the following
                       situations:

Before you buy a      . If accepting the premium means your policy will no
policy, you can ask     longer qualify as life insurance for federal income
us or your              tax purposes.
registered
representative for     The total amount you can pay in premiums and still have
a personalized         your policy qualify as life insurance is your policy's
illustration that      guideline premium limit. The sum of the premiums paid,
will show you the      less any withdrawals, at any time cannot exceed the
guideline single       guideline premium limit, which is the greater of:
premium and
guideline level        . the guideline single premium or
annual premiums.       . the sum of the guideline level annual premiums.

                       Your policy's guideline single premium and guideline level annual premiums appear on your policy's specification pages.

                       We may refuse to accept all or part of a premium payment if, by accepting it, you will exceed your policy's guideline premium limit. If we find that you've exceeded your guideline premium limit, we may remove all or part of a premium you've paid from your policy as of the day we applied it, and return it to you. We'll adjust the death benefit retroactively to that date to reflect the reduction in premium payments.

You'll find a         . If applying the premium in that policy year means your
detailed discussion     policy will become a modified endowment contract.
of modified
endowment contracts    A life insurance policy will become a modified
in Variable life       endowment contract if the sum of premium payments made
insurance and your     during the first seven contract years, less a portion
taxes.                 of withdrawals, exceeds the seven-pay limit defined in
                       Section 7702A of the Internal Revenue Code.

                       Unless you've told us in writing that you want your policy to become a modified endowment contract, we'll remove all or part of the premium payment from your policy as of the day we applied it and return it to you. We'll also adjust the death benefit retroactively to that date to reflect the reduction in premium payments. If we receive such a premium within 20 days before your policy anniversary, we'll hold it and apply it to your policy on the anniversary date.

                       In both of these situations, if we remove an excess premium from your policy, we'll return the premium amount to you no later than 60 days after the end of that policy year. We may adjust the amount for interest or for changes in accumulated value that relate to the amount of the excess premium payment we're returning to you.

                       If we do not return the premium amount to you within that time, we'll increase your policy's death benefit retroactively, to the day we applied the premium, and prospectively, so that it's always the amount necessary to ensure your policy qualifies as life insurance, or to prevent it from becoming a modified endowment contract. If we increase your death benefit, we'll adjust cost of insurance or rider charges retroactively and prospectively to reflect the increase.

Net amount at risk    . If applying the premium payment to your policy will
is the difference       increase the net amount at risk. This will happen if
between the death       your policy's death benefit is equal to the guideline
benefit that would      minimum death benefit or would be equal to it once we
be payable if both      applied your premium payment.
people insured by
the policy died and    We may choose to accept your premium payment in this
the accumulated        situation, but before we do so, we may require
value of your          satisfactory evidence of the insurability of the two
policy.                people insured by the policy.

                       We will not accept premium payments after the youngest person insured by the policy reaches age 100.

YOUR POLICY'S ACCUMULATED VALUE

Accumulated value      Accumulated value is the value of your policy on any
is used as the         business day.
basis for
determining policy     We use it to calculate how much money is available to
benefits and           you for loans and withdrawals, and how much you'll
charges.               receive if you surrender your policy. It also affects
                       the amount of the death benefit if you choose a death benefit option that's calculated using accumulated value.

                       The accumulated value of your policy is not guaranteed - it depends on the performance of the investment options you've chosen, the premium payments you've made, policy charges and how much you've borrowed or withdrawn from the policy.

                      ---------------------------------------------------------
Calculating your       Your policy's accumulated value is the total amount
policy's               allocated to the variable investment options and the
accumulated value      fixed options, plus the amount in the loan account.

                       We determine the value allocated to the variable investment options on any business day by multiplying the number of accumulation units for each variable investment option credited to your policy on that day, by the variable investment option's unit value at the end of that day. The process we use to calculate unit values for the variable investment options is described in Your investment options.
                      ---------------------------------------------------------

Monthly deductions     We deduct a monthly charge from your policy's
                       accumulated value in the investment options each
If there is not        monthly payment date.
enough accumulated
value to pay the       Unless you tell us otherwise, we deduct the monthly
monthly charge,        charge from the investment options that make up your
your policy could      policy's accumulated value, in proportion to the
lapse. The             accumulated value you have in each option. This charge
performance of the     is made up of three charges:
investment options
you choose, not        Cost of insurance
making planned         This charge is for providing you with life insurance
premium payments,      protection. Like other policy charges, we may profit
or taking out a        from the cost of insurance charge and may use these
loan all affect the    profits for any lawful purpose such as the payment of
accumulated value      distribution and administrative expenses.
of your policy.
                       There are maximum or guaranteed cost of insurance rates
You'll find a          associated with your policy. When the younger of the
discussion about       two people insured by your policy reaches age 100, the
when your policy       guaranteed cost of insurance rate is zero - in other
might lapse, and       words, you no longer pay any cost of insurance.
what you can do to
reinstate it, later    The guaranteed rates include the insurance risks
in this section.       associated with insuring two people. They are
                       calculated using 1980 Commissioners Standard Ordinary
                       Mortality Tables or the 1980 Commissioners Ordinary
                       Mortality Table B, which are used for unisex cost of insurance rates. The rates are also based on the ages, gender and risk classes of the people insured by the policy unless unisex rates are required.

                       Our current cost of insurance rates are based on the ages, risk classes and genders (unless unisex rates are required) of the two people insured by the policy. These rates generally increase as the ages of the two people increase, and they vary with the number of years the policy has been in force. Our current rates are lower than the guaranteed rates and they will not exceed the guaranteed rates in the future.

YOUR POLICY'S ACCUMULATED VALUE

                      ---------------------------------------------------------
                       How we calculate cost of insurance

                       We calculate cost of insurance by multiplying the current cost of insurance rate by a discounted net amount at risk at the beginning of each policy month.

                       Net amount at risk for the cost of insurance calculation is the difference between a discounted death benefit that would be payable if both people insured by the policy died, and the accumulated value of your policy. We calculate it in two steps:

                       . Step 1: we divide the death benefit that would be
                         payable at the beginning of the policy month by 1.00327374.

                       . Step 2: we subtract your policy's accumulated value
                         at the beginning of the policy month from the amount we calculated in step 1.

                       Administrative charge
                       We deduct a charge of $16 a month during the first five policy years to help cover the costs of administering and maintaining our policies. After five policy years, we reduce this charge to $6 a month. We guarantee that this charge will not increase. When the younger of the two people insured by the policy reaches age 100, the administrative charge is zero - in other words, you no longer pay any administrative charge.

                       If you buy additional Pacific Select Estate Preserver policies that insure the same two people, we will not deduct the administrative charge from the additional policies. Instead, we'll deduct $200 from each policy's first premium payment to help cover our processing costs.

                       Mortality and expense risk charge
                       Mortality risk is the chance that the people insured by policies we've issued do not live as long as expected. This means the cost of insurance charges specified in the policies may not be enough to pay out actual claims.

                       Expense risk is the chance that our actual administrative and operating expenses are more than expenses we expected.

                       The mortality and expense risk charge helps compensate us for these risks. It has two components, which are described in the box on the following page. We guarantee this charge will not increase.

                       Charges for optional riders
                       If you add any riders to your policy, we add any charges for them to your monthly charge.

                      ---------------------------------------------------------
An example
                       How we calculate the mortality and expense risk charge

For a policy with:     The mortality and expense risk charge has two
 . a joint equal age    components: a face amount component and an accumulated
  of 50                value component.
 . a face amount of
  $100,000             . Face amount component We deduct a face amount
 . accumulated value      component every month during the first 10 policy
  of $60,000 after       years, at a rate that is based on the joint equal age
  deducting any          on the policy date and each $1,000 of the initial
  outstanding loan       face amount of your policy. The rates for the face
  amount.                amount component are shown in Appendix B. Joint equal
                         age is a calculation that combines the ages and
The monthly charge       insurance risks of the two people insured by the
for the face amount      policy, and is explained in Appendix A.
component is $10.20
(($100,000 / 1,000)    . Accumulated value component We deduct an accumulated
X 0.102).                value component every month during the first 20
                         policy years at an annual rate of 0.30% (0.025%
The monthly charge       monthly) of your policy's accumulated value in the
for the accumulated      investment options. During policy years 21 and
value component is       thereafter, we reduce the annual rate to 0.10%
$15 ($60,000 X           (0.008333% monthly) of the accumulated value. For the
0.025%). The charge      purposes of this charge, the amount of accumulated
in policy year 21        value is calculated on the monthly payment date after
(and thereafter)         we deduct the cost of insurance and charges for any
would be $5              optional riders.
($60,000 X
 .008333%) if the
policy's
accumulated value
was $60,000.

                      ---------------------------------------------------------
Lapsing and            Your policy will lapse if there is not enough
reinstatement          accumulated value, after subtracting any outstanding
                       loan amount, to cover the monthly charge on the day we make the deduction. Your policy's accumulated value is affected by the following:

                       . loans or withdrawals you make from your policy . not making planned premium payments
                       . the performance of your investment options
                       . charges under the policy.

                       There is no guarantee that your policy will not lapse even if you pay your planned periodic premium.

                       If there is not enough accumulated value to pay the total monthly charge, we deduct the amount that's available and send you, and anyone you've assigned your policy to, a notice telling you the minimum amount you have to pay to keep your policy in force. This minimum amount is equal to three times the monthly charge that was due on the monthly payment date when there was not enough accumulated value to pay the charge.

                       We'll give you a grace period of 61 days from when we send the notice to pay the required premium. Your policy will remain in force during the grace period.

                       If you do not make the minimum payment
                       If we do not receive your payment within the grace period, your policy will lapse with no value. This means we'll end your life insurance coverage.

YOUR POLICY'S ACCUMULATED VALUE

                       If you make the minimum payment
                       If we receive your payment within the grace period, we'll allocate your net premium to the investment options you've chosen and deduct the monthly charge from your investment options in proportion to the accumulated value you have in each option.

Remember to tell us    If your policy is in danger of lapsing and you have an
if a payment is a      outstanding loan amount, you may find that making the
premium payment or     minimum payment would cause the total premiums paid to
a loan repayment.      exceed the maximum amount for your policy's face amount
                       under tax laws. In that situation, we will not accept the portion of your payment that would exceed the maximum amount. To stop your policy from lapsing, you'll have to repay a portion of your outstanding loan amount.

                       How to avoid future lapsing
                       To stop your policy from lapsing in the future, you may want to make larger or more frequent premium payments if tax laws permit it. Or if you have a loan, you may want to repay a portion if it.

                       Paying death benefit proceeds during the grace period If the last surviving person insured by the policy dies during the grace period, we'll pay death benefit proceeds to your beneficiary. We'll reduce the payment by any unpaid monthly charges and any outstanding loan amount.

                       Reinstating a lapsed policy
                       If your policy lapses, you have five years from the end of the grace period to apply for a reinstatement. We'll reinstate it if you send us the following:

                       . a written application

                       . evidence satisfactory to us that the two people
                         insured by the policy are still insurable

                       . a premium payment sufficient to keep your policy in
                         force for three months after the day your policy is reinstated

                       . payment of all unpaid monthly charges that were due
                         in the grace period.

                       We'll reinstate your policy as of the first monthly payment date on or after the day we approve the reinstatement. When we reinstate your policy, its accumulated value will be the same as it was on the day your policy lapsed. We'll allocate it according to your most recent premium allocation instructions.

                       Reinstating a lapsed policy with an outstanding loan amount
                       If you had an outstanding loan amount when your policy lapsed, we will not pay or credit interest on it during the period between the lapsing and reinstatement of your policy. There are special rules that apply to reinstating a policy with an outstanding loan amount:

                       . If we reinstate your policy on the first monthly
                         payment date that immediately follows the lapse, we'll also reinstate the loan amount that was outstanding the day your policy lapsed.

                       . If we reinstate your policy on any monthly payment
                         date other than the monthly payment date that immediately follows the lapse, we'll deduct the outstanding loan amount from your policy's accumulated value. This means you will no longer have an outstanding loan amount when your policy is reinstated.

YOUR INVESTMENT OPTIONS

                       This section tells you about the investment options available under your policy and how they work.

You can change your    We put your premium payments in our general and
premium allocation     separate accounts. We own the assets in our accounts
instructions by        and allocate your premiums, less any charges, to the
writing, sending a     investment options you've chosen. Amounts allocated to
fax, or, if we have    the fixed options are held in our general account.
your completed         Amounts allocated to the variable investment options
telephone              are held in our separate account.
authorization form
on file, by calling    You choose your initial investment options on your
us at 1-800-800-       application. If you choose more than one investment
7681. Or you can       option, you must tell us the dollar amount or
ask your registered    percentage you want to allocate to each option. You can
representative to      change your premium allocation instructions at any
contact us.            time.

You'll find            The investment options you choose, and how they
information about      perform, will affect your policy's accumulated value
when we allocate       and may affect the death benefit. Please review the
net premiums to        investment options carefully and ask your registered
your investment        representative to help you choose the right ones for
options in How         your goals and tolerance for risk. Make sure you
premiums work.         understand any costs you may pay directly and
                       indirectly on your investment options because they will
Your policy's          affect the value of your policy.
accumulated value
may be allocated to
up to 20 investment
options at any one
time.

                      ---------------------------------------------------------
Variable investment
options
                       You can choose from 21 variable investment options.
Variable investment    Each variable investment option is set up as a variable
options are also       account under our separate account and invests in a
known as variable      corresponding portfolio of the Pacific Select Fund.
accounts. These        Each portfolio invests in different securities and has
variable accounts      its own investment goals, strategies and risks. The
are divisions of       value of each portfolio will fluctuate with the value
our separate           of the investments it holds, and returns are not
account. We bear       guaranteed. Your policy's accumulated value will
the direct             fluctuate depending on the investment options you've
operating expenses     chosen. You bear the investment risk of any variable
of our separate        investment options you choose.
account. For more
information about      The following chart is a summary of the Pacific Select
how these accounts     Fund portfolios. You'll find detailed descriptions of
work, see              the portfolios in the Pacific Select Fund prospectus
About Pacific Life.    that accompanies this prospectus. There's no guarantee
                       that a portfolio will achieve its investment objective.
We're the              You should read the fund prospectus carefully before
investment adviser     investing.
for the Pacific
Select Fund. We
oversee the
management of all
the fund's
portfolios, and
manage two of the
portfolios
directly. We've
retained other
portfolio managers
to manage the other
portfolios.

YOUR INVESTMENT OPTIONS

PORTFOLIO                THE PORTFOLIO'S              THE PORTFOLIO'S                    PORTFOLIO
                         INVESTMENT GOAL              MAIN INVESTMENTS                   MANAGER
Aggressive Equity        Capital appreciation.        Equity securities of small         Alliance Capital
                                                      emerging-growth companies and      Management L.P.
                                                      medium-sized companies.

Emerging Markets         Long-term growth of          Equity securities of companies     Alliance Capital
                         capital.                     that are located in countries      Management L.P.
                                                      generally regarded as "emerging
                                                      market" countries.

Diversified Research     Long-term growth of          Equity securities of U.S.          Capital Guardian
                         capital.                     companies and securities whose     Trust Company
                                                      principal markets are in the U.S.

Small-Cap Equity         Growth of capital.           Equity securities of smaller and   Capital Guardian
 (formerly called                                     medium-sized companies.            Trust Company
 Growth)

International Large-Cap  Long-term growth of          Equity securities of non-U.S.      Capital Guardian
                         capital.                     companies and securities whose     Trust Company
                                                      principal markets are outside
                                                      of the U.S.

Bond and Income*         Total return and income      A wide range of fixed income       Goldman Sachs Asset
                         consistent with prudent      securities with varying terms to   Management
                         investment management.       maturity, with an emphasis
                                                      on long-term bonds.

Equity                   Capital appreciation.        Equity securities of large U.S.    Goldman Sachs Asset
                         Current income is of         growth-oriented companies.         Management
                         secondary importance.

I-Net Tollkeeper         Long-term growth of          Equity securities of companies     Goldman Sachs Asset
                         capital.                     which use, support, or relate      Management
                                                      directly or indirectly to use of
                                                      the Internet. Such companies
                                                      include those in the media,
                                                      telecommunications, and
                                                      technology sectors.

Multi-Strategy           High total return.           A mix of equity and fixed income   J.P. Morgan
                                                      securities.                        Investment
                                                                                         Management Inc.

Equity Income            Long-term growth of capital  Equity securities of large and     J.P. Morgan
                         and income.                  medium-sized dividend-paying U.S.  Investment
                                                      companies.                         Management Inc.

Growth LT                Long-term growth of capital  Equity securities of a large       Janus Capital
                         consistent with the          number of companies of any size.   Corporation
                         preservation of capital.

Mid-Cap Value            Capital appreciation.        Equity securities of medium-sized  Lazard Asset
                                                      U.S. companies believed to be      Management
                                                      undervalued.

Equity Index             Investment results that      Equity securities of companies     Mercury Asset
                         correspond to the total      that are included in the Standard  Management US
                         return of common stocks      & Poor's 500 Composite Stock
                         publicly traded in the U.S.  Price Index.

Small-Cap Index          Investment results that      Equity securities of companies     Mercury Asset
                         correspond to the total      that are included in the Russell   Management US
                         return of an index of small  2000 Small Stock Index.
                         capitalization companies.

REIT                     Current income and long-     Equity securities of real estate   Morgan Stanley
                         term capital appreciation.   investment trusts.                 Asset Management

International Value      Long-term capital            Equity securities of companies of  Morgan Stanley
 (formerly called        appreciation primarily       any size located in developed      Asset Management
 International)          through investment in        countries outside of the U.S.
                         equity securities of
                         corporations domiciled in
                         countries other than the
                         U.S.

Government Securities    Maximize total return        Fixed income securities that are   Pacific Investment
                         consistent with prudent      issued or guaranteed by the U.S.   Management Company
                         investment management.       government, its agencies or
                                                      government-sponsored enterprises.

Managed Bond             Maximize total return        Medium and high-quality fixed      Pacific Investment
                         consistent with prudent      income securities with varying     Management Company
                         investment management.       terms to maturity.

Money Market             Current income consistent    Highest quality money market       Pacific Life
                         with preservation of         instruments believed to have
                         capital.                     limited credit risk.

High Yield Bond          High level of current        Fixed income securities with       Pacific Life
                         income.                      lower and medium-quality credit
                                                      ratings and intermediate to long
                                                      terms to maturity.

Large-Cap Value          Long-term growth of          Equity securities of large U.S.    Salomon Brothers
                         capital. Current income is   companies.                         Asset Management
                         of secondary importance.                                        Inc

* The fund's board of trustees has approved a proposed reorganization of this portfolio into the Managed Bond Portfolio, subject to the approval of the shareholders of this portfolio. If shareholder approval is obtained, it is expected that the reorganization will take place in the summer of 2000. If the reorganization occurs, shareholders of this portfolio would become shareholders of the Managed Bond Portfolio, and this Bond and Income Portfolio would cease to exist.

An example
                       Calculating unit values
You ask us to          When you choose a variable investment option, we credit
allocate $6,000 to     your policy with accumulation units. The number of
the Government         units we credit equals the amount we've allocated
Securities             divided by the unit value of the variable account.
investment option      Similarly, the number of accumulation units in your
on a business day.     policy will be reduced when you make a transfer,
At the end of that     withdrawal or loan from a variable investment option,
day, the unit value    and when your monthly charges are deducted.
of the variable
account is $15.        The value of an accumulation unit is the basis for all
We'll credit your      financial transactions relating to the variable
policy with 400        investment options. We calculate the unit value for
units ($6,000          each variable account once every business day, usually
divided by $15).       at or about 4:00 p.m. Eastern time.

The value of an        Generally, for any transaction, we'll use the next unit
accumulation unit      value calculated after we receive your written request.
is not the same as     If we receive your written request before 4:00 p.m.
the value of a         Eastern time, we'll use the unit value calculated as of
share in the           the end of that business day. If we receive your
underlying             request on or after 4:00 p.m. Eastern time, we'll use
portfolio.             the unit value calculated as of the end of the next
                       business day.
For information
about timing of        If a scheduled transaction falls on a day that is not a
transactions, see      business day, we'll process it as of the end of the
Pacific Select         next business day. For your monthly charge, we'll use
Estate Preserver       the unit value calculated on your monthly payment date.
basics.                If your monthly payment date does not fall on a
                       business day, we'll use the unit value calculated as of the end of the next business day.

                       The unit value calculation is based on the following:

                       . the investment performance of the underlying
                         portfolio
                       . any dividends or distributions paid by the underlying
                         portfolio
                       . any charges for any taxes that are, or may become,
                         associated with the operation of the variable account.

                       The unit value of a variable account will change with the value of its corresponding Pacific Select Fund portfolio. Changes in the unit value of a variable account will not change the number of accumulation units credited to your policy.

                       A look at performance
                       Performance information may appear in advertisements, sales literature, or reports to policy owners or prospective buyers.

                       Information about the performance of any variable account of the separate account reflects only the performance of a hypothetical policy. The calculations are based on allocating the hypothetical policy's accumulated value to the variable account during a particular time period.

                       Performance information is no guarantee of how a variable account will perform in the future. You should keep in mind the investment objectives and policies, characteristics and quality of the portfolio of the fund in which the variable account invests, and the market conditions during the period of time that's shown.

                       We may show performance information in any way that's allowed under the law that applies to it. This may include presenting a change in accumulated value due to the performance of one or more variable accounts, or as a change in a policy owner's death benefit.

YOUR INVESTMENT OPTIONS

                       We may show performance as a change in accumulated value over time or in terms of the average annual compounded rate of return on accumulated value. This would be based on allocating premium payments for a hypothetical policy to a particular variable account over certain periods of time, including one year, or from the day the variable account started operating. If a portfolio has existed for longer than its corresponding variable account, we may also show the hypothetical returns that the variable account would have achieved had it invested in the portfolio from the day the portfolio started operating.

                       Performance may reflect the deduction of all policy charges including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The different death benefit options will result in different expenses for the cost of insurance, and the varying expenses will result in different accumulated values.

                       Performance may also reflect the deduction of the surrender charge, if it applies, by assuming the hypothetical policy is surrendered at the end of the particular period. At the same time, we may give other performance figures that do not assume the policy is surrendered and do not reflect any deduction of the surrender charge.

                       In our advertisements, sales literature and reports to policy owners, we may compare performance information for a variable account to:

                       . other variable life separate accounts, mutual funds,
                         or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria
                       . the Consumer Price Index, to assess the real rate of
                         return from buying a policy by taking inflation into consideration.

                       Reports and promotional literature may also contain our rating or a rating of our claims-paying ability. These ratings are set by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

You'll find more       Fees and expenses paid by the Pacific Select Fund
about Pacific          The Pacific Select Fund pays advisory fees and other
Select Fund fees       expenses. These are deducted from the assets of the
and expenses in An     fund's portfolios and may vary from year to year. They
overview of Pacific    are not fixed and are not part of the terms of your
Select Estate          policy. If you choose a variable investment option,
Preserver.             these fees and expenses affect you indirectly because
                       they reduce portfolio returns. The fund is governed by its own Board of Trustees.

                      ---------------------------------------------------------
Fixed options
                       You can also choose from two fixed options: the Fixed
The fixed options      account and the Fixed LT account. The fixed options
are not securities,    provide a guaranteed minimum annual rate of interest.
so they do not fall    The amounts allocated to the fixed options are held in
under any              our general account.
securities act. For
this reason, the       Here are some things you need to know about the fixed
SEC has not            options:
reviewed the
disclosure in this     . Accumulated value allocated to the fixed options earn
prospectus about         interest on a daily basis, using a 365-day year. Our
these options.           minimum annual interest rate is 4%.
However, other         . We may offer a higher annual interest rate on the
federal securities       fixed options. If we do, we'll guarantee the higher
laws may apply to        rate for one year.
the accuracy and       . There are no investment risks or direct charges.
completeness of the    . There are limitations on when and how much you can
disclosure about         transfer from the fixed options. These limitations
these options. For       are described below in Transferring among investment
more information         options.
about the general      . We may limit the total amount you allocate to the
account, see About       Fixed LT account for all Pacific Life policies you
Pacific Life.            own to $1,000,000 in any 12-month period, and
                         transfer any amount over $1,000,000 to your other investment options according to your most recent instructions. We may increase the $1,000,000 limit at any time at our sole discretion. You should contact us to find out if a higher limit is in effect.

                      ---------------------------------------------------------
Transferring among     You can transfer among your investment options any time
investment options     during the life of your policy without triggering any
                       current income tax. You can make transfers by writing
If your state          to us, by making a telephone transfer, or by signing up
requires us to         for one of our automatic transfer programs. You'll find
refund your            more information about making telephone transfers in
premiums when you      Pacific Select Estate Preserver basics.
exercise your right
to cancel, you can     Transfers will normally be effective as of the end of
make transfers and     the business day we receive your written or telephone
use transfer           request.
programs only after
the free look          Here are some things you need to know about making
transfer date. For     transfers:
more information,
please see Pacific     . Your policy's accumulated value may be invested in up
Select Estate            to 20 investment options at one time.
Preserver basics.      . If you're making transfers between variable
                         investment options, there is no minimum amount
If you live in           required and you can make as many transfers as you
Connecticut,             like.
Georgia, Maryland,     . You can make transfers from the variable investment
North Carolina,          options to the fixed options only in the policy month
North Dakota, or         right before each policy anniversary.
Pennsylvania, you      . You can only make one transfer from each fixed option
can make a transfer      in any 12-month period, except if you've signed up
to the fixed             for the first year transfer program.
options any time       . You can only transfer up to the greater of $5,000 or
during the first 18      25% of your policy's accumulated value in the Fixed
months of your           account in any 12-month period.
policy.                . You can only transfer up to the greater of $5,000 or
                         10% of your policy's accumulated value in the Fixed
You'll find more         LT account in any 12-month period.
about the first        . Currently, there is no charge for making a transfer
year transfer            but we may charge you in the future.
program later in       . There is no minimum required value for the investment
this section.            option you're transferring to or from.
                       . You cannot make a transfer if your policy is in the
                         grace period and is in danger of lapsing.
                       . We can restrict or suspend transfers.
                       . We may choose to impose limits on transfer amounts,
                         the value of the investment options you're transferring to or from, or the number and frequency of transfers you can make.

YOUR INVESTMENT OPTIONS

                      ---------------------------------------------------------
Transfer programs      We offer three programs that allow you to make
                       automatic transfers of accumulated value from one investment option to another. Under the dollar cost averaging and portfolio rebalancing programs, you can transfer among the variable investment options. Under the first year transfer program, you can make transfers from the Fixed account to the Fixed LT account and the variable investment options.

Since the value of     Dollar cost averaging program
accumulation units     Our dollar cost averaging program allows you to make
can change, more       scheduled transfers of $50 or more between variable
units are credited     investment options. It does not allow you to make
for a scheduled        transfers to or from either of the fixed options.
transfer when unit     Here's how the program works:
values are lower,
and fewer units
when unit values       . You need to complete a request form to enroll in the
are higher. This         program. You may enroll by telephone if you have a
allows you to            completed telephone authorization form on file.
average the cost of    . You must have at least $5,000 in a variable
investments over         investment option to start the program.
time. Investing        . We'll automatically transfer accumulated value from
this way does not        one variable investment option to one or more of the
guarantee profits        other variable investment options you've selected.
or prevent losses.     . We'll process transfers as of the end of the business
                         day on your policy's monthly, quarterly, semi-annual or annual anniversary, depending on the interval you've chosen. We will not make the first transfer until after the free look transfer date in states that require us to return your premiums if you exercise your right to cancel your policy.
                       . We will not charge you for the dollar cost averaging
                         program or for transfers made under this program, even if we decide to charge you in the future for transfers outside of the program, except if we have to by law.
                       . We have the right to discontinue, modify or suspend
                         the program at any time.

                       We'll keep making transfers at the intervals you've chosen until one of the following happens:
                       . the total amount you've asked us to transfer has been
                         transferred
                       . there is no more accumulated value in the investment
                         option you're transferring from
                       . your policy enters the grace period and is in danger
                         of lapsing
                       . you tell us in writing to cancel the program
                       . we discontinue the program.

Because the            Portfolio rebalancing program
portfolio              As the value of the underlying portfolios changes, the
rebalancing program    value of the allocations to the variable investment
matches your           options will also change. The portfolio rebalancing
original percentage    program automatically transfers your policy's
allocations, we may    accumulated value among the variable investment options
transfer money from    according to your original percentage allocations.
an investment
option with            Here's how the program works:
relatively higher
returns to one with
relatively lower       . You enroll in the program by sending us a written
returns. signed request or a completed automatic rebalancing form. You may enroll by telephone if you have a completed telephone authorization form on file.
                       . Your first rebalancing will take place on the monthly
                         payment date you choose. You choose whether we should make transfers quarterly, semi-annually or annually, based on your policy date.
                       . If you cancel this program, you must wait 30 days to
                         begin it again.
                       . You cannot use this program if you're already using
                         the dollar cost averaging program.
                       . We do not currently charge for the portfolio
                         rebalancing program or for transfers made under this program.
                       . We can discontinue, modify or suspend the program at
                         any time.

This program allows    First year transfer program
you to average the     Our first year transfer program allows you to make
cost of investments    monthly transfers during the first policy year from the
over your first        Fixed account to the variable investment options or the
policy year.           Fixed LT account. It does not allow you to transfer
Investing this way     among variable investment options.
does not guarantee
profits or prevent     Here's how the program works:
losses.
                       . You enroll in the program when you apply for your
                         policy.
                       . You choose a regular amount to be transferred every
                         month for 12 months.
                       . We make the first transfer on the day we allocate
                         your first net premium to the investment options you've chosen. Each transfer will be made on the same day every month.
                       . If you sign up for this program, we'll waive the
                         usual transfer limit for the Fixed account during the first policy year.
                       . If we make the last transfer during the second policy
                         year, we will not count it toward the usual one transfer per year limit for the Fixed account.
                       . If the accumulated value in the Fixed account is less
                         than the amount to be transferred, we'll transfer the balance and then cancel the program.
                       . If there is accumulated value remaining in the Fixed
                         account at the end of the program, our usual rules for the Fixed account will apply.
                       . We do not currently charge for the first year
                         transfer program or for transfers made under this program.

WITHDRAWALS, SURRENDERS AND LOANS

                       You can take out all or part of your policy's
Making a               accumulated value while your policy is in force by
withdrawal, taking     making withdrawals or surrendering your policy. You can
out a loan or          take out a loan from us using your policy as security.
surrendering your      You can also use your policy's loan and withdrawal
policy can change      features to supplement your income, for example, during
your policy's tax      retirement.
status, generate
taxable income, or
make your policy
more susceptible to
lapsing. Be sure to
plan carefully
before using these
policy benefits.

If you withdraw a
larger amount than
you've paid into
your policy, your
withdrawal may be
considered taxable
income.

For more
information, see
Variable life
insurance and your
taxes.
                      ---------------------------------------------------------

Making withdrawals     You can withdraw part of your policy's net cash
                       surrender value starting on your policy's first
You can choose to      anniversary. Here's how it works:
receive your
withdrawal in a        . You must send us a written request that's signed by
lump sum or use it       all owners.
to buy an income       . Each withdrawal must be at least $500, and the net
benefit. Please see      cash surrender value of your policy after the
the discussion           withdrawal must be at least $500.
about income           . If your policy has an outstanding loan amount, the
benefits in General      maximum withdrawal you can take is the amount, if
information about        any, by which the cash surrender value just before
your policy.             the withdrawal, exceeds the outstanding loan amount
                         divided by 90%.
We will not accept     . We'll charge you $25 for each withdrawal you make.
your request to        . If you do not tell us which investment options to
make a withdrawal        take the withdrawal from, we'll deduct the withdrawal
if it will cause         and the withdrawal charge from all of your investment
your policy to           options in proportion to the accumulated value you
become a modified        have in each option.
endowment contract,    . The accumulated value, cash surrender value and net
unless you've told       cash surrender value of your policy will be reduced
us in writing that       by the amount of each withdrawal.
you want your          . If the last surviving person insured under the policy
policy to become a       dies after you've sent a withdrawal request to us,
modified endowment       but before we've made the withdrawal, we'll deduct
contract.                the amount of the withdrawal from any death benefit
                         proceeds owing.

                       How withdrawals affect your policy's death benefit Making a withdrawal will affect your policy's death benefit in the following ways:

                       . if your policy's death benefit does not equal the
                         guideline minimum death benefit, the death benefit will decrease by the amount of your withdrawal.
                       . if your policy's death benefit equals the guideline
                         minimum death benefit, the death benefit may decrease by more than the amount of your withdrawal.

                       How withdrawals affect your policy's face amount
                       If you've chosen death benefit Option B or Option C, making a withdrawal does not reduce your policy's face amount.

                       If you've chosen death benefit Option A or Option D, a withdrawal may reduce your face amount. You can make one withdrawal during each of the first 15 policy years of $10,000 or 10% of your policy's cash surrender value, whichever is less, without reducing your policy's face amount. If you withdraw a larger amount, or make additional withdrawals, the face amount will be reduced by the amount if any, by which the face amount exceeds the death benefit immediately before the withdrawal, minus the amount of the withdrawal.

                      ---------------------------------------------------------
Taking out a loan
                       You can borrow money from us any time while your policy
The amount in the      is in force either by sending us a request in writing,
loan account, plus     or over the telephone. You'll find more information
any interest you       about requesting a loan by telephone in Pacific Select
owe, is referred to    Estate Preserver basics.
throughout this
prospectus as your     When you borrow money from us, we use your policy's
outstanding loan       accumulated value as security. You pay interest on the
amount. Your policy    amount you borrow. The accumulated value set aside to
refers to this         secure your loan also earns interest. Here's how it
amount as policy       works:
debt.
                       . To secure the loan, we transfer an amount equal to
Taking out a loan        the amount you're borrowing from your accumulated
will affect the          value in the investment options to the loan account.
growth of your           We'll transfer this amount from your investment
policy's                 options in proportion to the accumulated value you
accumulated value,       have in each option, unless you tell us otherwise.
and may affect the     . Interest owing on the amount you've borrowed accrues
death benefit.           daily at an annual rate of 4.5% during the first 10
                         years of the loan. Starting in the 11th year of the loan, interest accrues at an annual rate of 4.25%.
                       . Interest that has accrued during the policy year is
                         due on your policy anniversary. If you do not pay the interest when it's due, we'll add it to the amount of your loan and begin accruing interest on it from the day it was due. We'll also transfer an amount equal to the interest that was due, from your policy's accumulated value to the loan account. We'll transfer this amount from your investment options in proportion to the accumulated value you have in each option, unless you tell us otherwise.
                       . The amount in the loan account earns interest daily
                         at an annual rate of 4.0%. On your policy anniversary, we transfer the interest that's been credited to the loan account proportionately to your investment options according to your most recent allocation instructions.

                       How much you can borrow
                       The minimum amount you can borrow is $500, unless there
                       are other restrictions in your state. You can borrow up
An example             to the larger of the following amounts:

For a policy in
policy year 13         . 100% of the accumulated value in the fixed options,
with:                    plus 90% of the accumulated value in the variable
 . accumulated value      investment options, less any surrender charges that
  of $100,000            would apply if you surrendered your policy on the day
 . a most recent          you took out the loan.
  monthly charge of
  $100                 . the result of a x (b / c) - d, where:

 . an outstanding
  loan amount of
  $50,000
                         a = the accumulated value of your policy less any
The maximum amount           surrender charges that would have applied if you
you can borrow is            surrendered your policy on the day you took out
$48,327.24                   the loan, and less 12 times the most recent
(($100,000 -                 monthly charge
$1,200) X (1.04 /        b = 1.04
1.0425)- $50,000)        c = 1.045 during the first 10 policy years, and
                             1.0425 during policy year 11 and thereafter
If you live in           d = any outstanding loan amount.
Connecticut, the
minimum amount you     Paying off your loan
can borrow is $200.    You can pay off all or part of the loan any time while
If you live in         your policy is in force. Unless you tell us otherwise,
Oregon, the minimum    we'll transfer any loan payments you make
amount is $250.        proportionately to your investment options according to
                       your most recent allocation instructions.

                       While you have an outstanding loan, we'll treat any money you send us as a premium payment unless you tell us in writing that it's a loan repayment.

WITHDRAWALS, SURRENDERS AND LOANS

                       What happens if you do not pay off your loan
                       If you do not pay off your loan, we'll deduct the
Your outstanding       amount in the loan account, including any interest you
loan amount could      owe, from one of the following:
result in taxable
income if you          . the death benefit proceeds before we pay them to your
surrender your           beneficiary
policy, if your        . the cash surrender value if you surrender your policy
policy lapses, or      . the amount we refund if you exercise your right to
if your policy is a      cancel.
modified endowment
contract. You          Taking out a loan, whether or not you repay it, will
should talk to your    have a permanent effect on the value of your policy.
tax advisor before     For example, while your policy's accumulated value is
taking out a loan      held in the loan account, it will miss out on the
under your policy.     potential earnings available through the variable
For more               investment options. The amount of interest you earn on
information, please    the loan account may be less than the amount of
turn to Taking out     interest you would have earned from the fixed options.
a loan in Variable     These could lower your policy's accumulated value,
life insurance and     which could reduce the amount of the death benefit.
your taxes.
                       When a loan is outstanding, the amount in the loan
                       account is not available to help pay for any policy
                       charges. If, after deducting your outstanding loan
                       amount, there is not enough accumulated value in your
                       policy to cover the policy charges, your policy could
                       lapse. You may need to make additional premium payments
                       or loan repayments to prevent your policy from lapsing.
                      ---------------------------------------------------------

Ways to use your       You can use your policy's loan and withdrawal features
policy's loan and      to supplement your income, for example, during
withdrawal features    retirement.

If you're              Using your policy to supplement your income does not
interested in using    change your rights or our obligations under the policy.
your life insurance    The terms for loans and withdrawals described in this
policy to              prospectus remain the same.
supplement your
retirement income,     Here are some things you should consider when setting
please contact us      up an income stream:
for more
information.           . the rate of return you expect to earn on your
                         investment options
We can provide you     . how long you would like to receive regular income
with illustrations     . the amount of accumulated value you want to maintain
that give you            in your policy.
examples of how
this could affect      Understanding the risks
the accumulated        Setting up an income stream may not be suitable for all
value, net cash        policy owners. It's important to understand the risks
surrender value and    that are involved in using your policy's loan and
death benefit of       withdrawal features.
your policy based
on different           You must always leave enough accumulated value in your
hypothetical gross     policy to help ensure your policy will continue to
rates of return. We    qualify as life insurance and will not lapse. Your
will not use a         policy will lapse if there is not enough accumulated
higher rate than       value, after subtracting any outstanding loan amount,
12%, and will          to cover the monthly charge on the day we make the
always compare it      deduction and the grace period expires. If your policy
with a rate of 0%      lapses, we'll end your life insurance coverage.
based on guaranteed
insurance costs.       There are also charges associated with reinstating a
                       lapsed policy.
The hypothetical
rates of return are    You should consult with your financial adviser and
not illustrative of    carefully consider how much you can withdraw and borrow
past or future         from your policy each year to set up your income
results. Policy        stream.
values and benefits
would be different     Remember that the performance of your investment
if:                    options also affects your policy's accumulated value.
                       Poor performance can increase the danger of your policy
 . the gross annual     lapsing. And as the cost of insurance generally
  rates of return      increases with the ages of the persons insured by the
  are different        policy, this can also reduce the accumulated value.
  from the
  hypothetical
  rates
 . premiums were not
  paid as
  illustrated
 . loan interest was
  paid when due.

You can also ask       In addition, you should carefully review the policy
for accompanying       statements we send you. Your statements will allow you
charts and graphs      to monitor your policy's accumulated value, less your
that compare           outstanding loan amount, to ensure your policy can
results from           continue to support the income stream you have chosen.
various retirement
strategies.            If your policy lapses, or you surrender your policy
                       after you have taken out a loan, you could face
You can ask your       significant income tax liability in the year of the
registered             lapse or surrender. Any outstanding loan amount will
representative for     automatically be repaid when your policy lapses or you
illustrations          surrender your policy. You could be taxed to the extent
showing how policy     that the net surrender value plus the outstanding loan
charges may affect     amount repaid exceeds the cost basis of your policy.
existing
accumulated value      Interest on a loan is due to us on each policy
and how future         anniversary. If we do not receive the interest when
withdrawals and        due, it is added to the outstanding loan amount and
loans may affect       begins accruing interest from the day it was due. This
the accumulated        has a compounding effect and can add to your income tax
value and death        liability.
benefit.
                       If both persons insured by the policy die, we'll deduct
Tax issues are         any outstanding loan amount from the death benefit.
described in detail    This means the death benefit proceeds will be less than
in Variable            the death benefit and may be less than the face amount.
insurance and your
taxes.

                      ---------------------------------------------------------
Surrendering your
policy
                       You can surrender or cash in your policy at any time
You can choose to      while either of the two people insured by the policy is
receive your money     still living. Your policy's cash surrender value is its
in a lump sum or       accumulated value less any surrender charge that
use it to buy an       applies. The net cash surrender value equals your
income benefit.        policy's cash surrender value after deducting any
Please see the         outstanding loan amount.
discussion about
income benefits in     Here are some things you need to know about
General information    surrendering your policy:
about your policy.
                       . You must send us your policy and a written request.
                       . We'll send you the policy's net cash surrender value.
                         If you surrender your policy during the first 10 policy years, we'll deduct a surrender charge that helps cover our costs for underwriting, issuing and distributing our policies. The box on the next page describes how we calculate the surrender charge. There's no surrender charge after 10 policy years.
                       . We guarantee the surrender charge rates will not
                         increase. We can reduce or waive the surrender charge on policies sold to our directors or employees, to any of our affiliates or to any trustees or employees or affiliates of the Pacific Select Fund.

WITHDRAWALS, SURRENDERS AND LOANS

                      ---------------------------------------------------------
                       How we calculate the surrender charge

                       The surrender charge is assessed against your policy's
Joint equal age is     accumulated value. It has two parts: an underwriting
a calculation that     surrender charge and a sales surrender charge. Both
combines the ages      charges are based on the joint equal age on the policy
and insurance risks    date of the two people insured by the policy, and on
of the two people      the initial face amount of your policy.
insured by the
policy, and is         The underwriting surrender charge is designed to help
explained in           cover our administrative expenses for underwriting and
Appendix A.            issuing a policy, including the costs of processing
                       applications, conducting medical examinations,
The underwriting       determining the insurability and underwriting classes
surrender charge       of the people insured, and establishing policy records.
and sales surrender
target rate appear     The amount of the charge does not change during the
in Appendix B.         first policy year. Starting on the first policy
                       anniversary, the charge decreases by 0.9259% each month
                       until it reaches zero at the end of the 10th policy
An example             year.

For a policy with:

 . a joint equal age    The sales surrender charge helps pay for our costs of
  of 50                distributing policies. During the first policy year,
 . an initial face      this charge is equal to the smaller of the following
  amount of            amounts:
  $100,000.

Here's the
surrender charge at
the end of the         . 25% of the premium payments you've made, or
first policy year:     . 25% of the sales surrender target, which is based on
                         the joint equal age of the people insured by the
 . Underwriting           policy for each $1,000 of the policy's initial face
  surrender charge:      amount.
  $520 (5.20 X
  $100,000 / 1,000)    The sales surrender charge increases until the premiums
 . Maximum sales        you pay reach the sales surrender target. In the 13th
  surrender charge:    month you own your policy, we reduce the sales
  $226.25 (25% X       surrender charge so that it is 99.0741% of the charge
  9.05 X               as calculated above. After that, we reduce it by
  $100,000 / 1,000).   0.9259% a month until it reaches zero at the end of 10
                       policy years.

At the end of the      We will not increase the charge if your policy's face
third policy year,     amount increases. If you decrease the face amount of
the surrender          your policy, we'll charge you a surrender charge that's
charge is reduced      calculated based on the amount of the decrease.
to:
                      ---------------------------------------------------------
                       Calculating the surrender charge on a decrease in face amount

 . Underwriting         Here's how we calculate the surrender charge on a
  surrender charge:    decrease in face amount:
  $404.45 ($520 -
  ($520 X 0.9259% X    . Step 1: we divide the amount of the decrease by your
  24 months))            policy's face amount immediately before the decrease
                       . Step 2: we multiply the amount we calculated in step
                         1 by the total surrender charge that would apply if
 . Maximum sales          you surrendered your policy.
  surrender charge:
  $175.97 ($226.25     We deduct the amount we calculated in step 2 from your
  - ($226.25 X         investment options in proportion to the accumulated
  0.9259% X 24         value you have in each option.
  months)).
                       We calculate any surrender charge after a decrease in face amount by dividing the new face amount by the old face amount, and multiplying the result by the surrender charge that would have applied before the decrease.

GENERAL INFORMATION ABOUT YOUR POLICY

                       This section tells you some additional things you should know about your policy.

                      ---------------------------------------------------------
Income benefit         If you surrender or make a withdrawal from your policy,
                       you can use the money to buy an income benefit that provides a monthly income. Your policy's beneficiary can use death benefit proceeds to buy an income benefit. In addition to the income benefit described below, you can choose from other income benefits we may make available from time to time.

                       The following is one income benefit available under the Pacific Select Estate Preserver policy:

                       . The income benefit is based on the life of the person
                         receiving the income. If the policy owner is buying the income benefit, monthly income will be based on the owner's life. If the policy's beneficiary buys the income benefit, monthly income will be based on the beneficiary's life.
                       . We'll pay a monthly income for at least 10 years
                         regardless of whether the person receiving the income is still alive.
                       . After 10 years, we'll only pay the monthly income for
                         as long as the person receiving it is still alive.
                       . The minimum monthly income benefit calculated must be
                         at least $100.
                       . For this income benefit, the amount you receive will
                         always be at least as much as the amount guaranteed by your policy.

                      ---------------------------------------------------------
Paying the death       If either person insured by the policy, whether sane or
benefit in the         insane, commits suicide within two years of the policy
case of suicide        date, death benefit proceeds will be the total of all
                       premiums you've paid, less any outstanding loan amount, any withdrawals you've made, and any cash dividends we've paid.

                      ---------------------------------------------------------
Replacement of life    The term replacement has a special meaning in the life
insurance or           insurance industry. Before you make a decision to buy,
annuities              we want you to understand what impact a replacement may
                       have on your existing insurance policy.

                       A replacement occurs when you buy a new life insurance policy or annuity contract, and a policy or contract you already own has been or will be:

                       . lapsed, forfeited, surrendered or partially
                         surrendered, assigned to the replacing insurer, or otherwise terminated
                       . converted to reduced paid-up insurance, continued as
                         extended term insurance, or otherwise reduced in value by the use of nonforfeiture benefits or other policy values
                       . amended to effect either a reduction in benefits or
                         in the term for which coverage would otherwise remain in force or for which benefits would be paid
                       . reissued with any reduction in cash value, or . pledged as collateral or subject to borrowing, whether in a single loan or under a schedule of borrowing over a period of time.

                       There are circumstances when replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. You should carefully compare the costs and benefits of your existing policy or contract with those of the new policy or contract to determine whether replacement is in your best interest.

GENERAL INFORMATION ABOUT YOUR POLICY

                      ---------------------------------------------------------
Errors on your
application
                       If the age or gender of either person insured by your
If unisex cost of      policy is stated incorrectly on your application, we'll
insurance rates        adjust the face amount to reflect the correct age or
apply to your          gender. Here's how we'll do it:
policy, we will not
adjust the face        . Using the monthly cost of insurance rate for the
amount if we             policy year in which we discover the mistake, we'll
discover that            multiply the face amount by the rate based on the
gender has been          incorrect age or gender. We'll then divide the result
stated incorrectly       by the monthly cost of insurance rate that's based on
on your                  the correct age or gender.
application.           . We'll calculate accumulated value using cost of
                         insurance, rider and benefit charges based on the correct age and gender, for all policy months following the month we discover the mistake.
                       . We will not recalculate accumulated value for the
                         policy months up to and including the month in which we discover the mistake.
                       . We will not recalculate mortality and expense risk
                         charges or surrender charges.

                      ---------------------------------------------------------
Contesting the         We have the right to contest the validity of your
validity               policy for two years from the policy date. Once your
of your policy         policy has been in force for two years from the policy
                       date during the lifetime of the people insured by the policy, we generally lose the right to contest its validity.

                       We also have the right to contest the validity of a policy that you reinstate for two years from the day that it was reinstated. Once your reinstated policy has been in force for two years from the reinstatement date during the lifetime of the people insured by the policy, we generally lose the right to contest its validity. During this period, we may contest your policy only if there is a material misrepresentation on your application for reinstatement.

                       Regardless of the above, we can contest the validity of your policy for failure to pay premiums at any time. The policy will terminate upon successful contest with respect to either person insured by the policy.

                      ---------------------------------------------------------
Assigning your
policy as
collateral
                       You can assign your policy as collateral to secure a
Assigning a policy     loan, mortgage, or other kind of debt. Here's how it
that's a modified      works:
endowment contract
may generate           . An assignment does not change the ownership of the
taxable income and       policy.
a 10% penalty tax.     . After the policy has been assigned, your rights and
                         the rights of your beneficiary will be subject to the assignment. The entire policy, including any income benefit, rider, benefit and endorsement, will also be subject to the assignment.
                       . We're not responsible for the validity of any
                         assignment.
                       . We must receive and record a copy of the original
                         assignment in a form that's acceptable to us before we'll consider it binding.
                       . Unless otherwise provided, the person or organization
                         you assign your policy to may exercise the rights under the policy, except the right to change the policy owner or the beneficiary or the right to choose a monthly income benefit.

                      ---------------------------------------------------------
Dividends              We do not expect to pay any dividends. If we do pay
                       dividends, we'll pay them annually in cash.

VARIABLE LIFE INSURANCE AND YOUR TAXES

                       This discussion about taxes is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (IRS). It's based on the Internal Revenue Code (the tax code) and does not cover any state or local tax laws.

                       This is not a complete discussion of all federal income tax questions that may arise under the policy. There are special rules that we do not include here that may apply in certain situations.

                       We do not know whether the current treatment of life
The tax                insurance policies under current federal income tax or
consequences of        estate or gift tax laws will continue. We also do not
owning a policy or     know whether the current interpretations of the laws by
receiving proceeds     the IRS or the courts will remain the same. Future
from it may vary by    legislation may adversely change the tax treatment of
jurisdiction and       life insurance policies, other tax consequences
according to the       described in this discussion or tax consequences that
circumstances of       relate directly or indirectly to life insurance
each owner or          policies.
beneficiary.
                       We do not make any guarantees about the tax status of
Speak to a             your policy, and you should not consider the discussion
qualified tax          that follows to be tax advice.
adviser for
complete
information about
federal, state and
local taxes that
may apply to you.

                      ---------------------------------------------------------
Tax treatment of       Definition of life insurance
life insurance         We believe that the policy qualifies as life insurance.
policies               That means it will receive the same tax advantages as a
                       conventional fixed life insurance policy. The two main
In order to qualify    tax advantages are:
as a life insurance
contract for           . In general, your policy's beneficiary will not be
federal income tax       subject to federal income tax when he or she receives
purposes, the            the death benefit proceeds. This is true regardless
policy must meet         of whether the beneficiary is an individual,
the statutory            corporation, or other entity.
definition of life     . You'll generally not be taxed on your policy's
insurance.               accumulated value unless you receive a cash
                         distribution by making a withdrawal, surrendering
Death benefits may       your policy, or in some instances, taking a loan from
be excluded from         your policy.
income under
Section 101(a) of      The tax laws defining life insurance, however, do not
the tax code.          cover all policy features. Your policy may have
                       features that could prevent it from qualifying as life
We believe that        insurance. For example, the tax laws have yet to
last survivor          address many issues concerning the treatment of
policies meet the      substandard risk policies, policies with term insurance
statutory              on the people insured by the policy or certain tax
definition of life     requirements relating to joint survivorship life
insurance under        insurance policies. We can make changes to your policy
Section 7702 of the    if we believe the changes are needed to ensure that
tax code. However,     your policy continues to qualify as a life insurance
the area of tax law    contract.
relating to the
definition of life     The tax code and tax regulations impose limitations on
insurance does not     unreasonable mortality and expense charges for purposes
explicitly address     of determining whether a policy qualifies as life
all relevant issues    insurance for federal tax purposes. For life insurance
relating to last       policies entered into on or after October 21, 1988,
survivor life          these calculations must be based upon reasonable
insurance policies.    mortality charges and other charges reasonably expected
We reserve the         to be actually paid.
right to make
changes to the
policy if we deem
the changes
appropriate to
continue to qualify
your policy as a
life insurance
contract. If a
policy were
determined not to
qualify as life
insurance, the
policy would not
provide the tax
advantages normally
provided by life
insurance. This
includes excluding
the death benefit
from the gross
income of the
beneficiary.

VARIABLE LIFE INSURANCE AND YOUR TAXES

                       While the Treasury Department has issued proposed regulations about reasonable standards for mortality charges, the standards that apply to joint survivor life insurance policies are not entirely clear. While we believe that our mortality costs and other expenses used in calculating whether the policy qualifies as life insurance are reasonable under current laws, we cannot be sure that the IRS agrees with us. We can change our mortality charges if we believe the changes are needed to ensure that your policy qualifies as a life insurance contract.

Section 817(h) of      Diversification rules and ownership of the separate
the tax code           account
describes the          Your policy will not qualify for the tax benefit of a
diversification        life insurance contract unless the separate account
rules.                 follows certain rules requiring diversification of
                       investments underlying the policy. In addition, the IRS
For more               requires that the policyholder does not have control
information about      over the underlying assets.
diversification
rules, please see      The Treasury Department has announced that the
Managing the           diversification rules "do not provide guidance
Pacific Select Fund    concerning the circumstances in which it will treat an
in the attached        investor, rather than the insurance company, as the
Pacific Select Fund    owner of the assets in a separate account." The IRS
prospectus.            treats a variable policy owner as the owner of separate
                       account assets if he or she has the ability to exercise investment control over them. Owners of the assets are taxed on any income or gains the assets generate.
                       Although the Treasury Department announced it would provide further guidance on the issue, it had not done so when we wrote this prospectus.

                       The ownership rights under your policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible the IRS would treat you as the owner of your policy's proportionate share of the assets of the separate account.

                       We do not know what will be in future Treasury Department regulations. We cannot guarantee that the fund's portfolios will be able to operate as currently described in the prospectus, or that the fund will not have to change any portfolio's investment objective or policies. We can modify your policy if we believe it will prevent you from being considered the owner of your policy's proportionate share of the assets of the separate account.

Policy exchanges       Policy exchanges
fall under Section     If you exchange your policy for another one that
1035(a) of the tax     insures the same people, it generally will be treated
code.                  as a tax-free exchange and, if so, will not result in
                       the recognition of gain or loss. If any of the people insured by the policy are changed, the exchange will be treated as a taxable exchange.

                       Change of ownership
                       You may have taxable income if you transfer ownership of your policy, sell your policy, or change the ownership of it in any way.

There are special      Corporate owners
rules for              There are special tax issues for corporate owners:
corporate-owned
policies. You          . using your policy to fund deferred compensation
should consult your      arrangements for employees has special tax
tax adviser.             consequences
                       . corporate ownership of a policy may affect your
                         exposure to the alternative minimum tax and the
Section 59A of the       environmental tax.
tax code deals with
the environmental
tax.

                      ---------------------------------------------------------
                       The tax treatment of your policy will depend upon
Conventional life      whether it is a type of contract known as a modified
insurance policies     endowment contract. We describe modified endowment
                       contracts later in this section. If your policy is not
Under Section 7702A    a modified endowment contract, it will be treated as a
of the tax code,       conventional life insurance policy and will have the
policies that are      following tax treatment:
not classified as
modified endowment     Surrendering your policy
contracts are taxed    When you surrender, or cash in, your policy, you'll
as conventional        generally be taxed on the difference, if any, between
life insurance         the cash surrender value and the cost basis in your
policies.              policy.

The cost basis in      Making a withdrawal
your policy is         If you make a withdrawal after your policy has been in
generally the          force for 15 years, you'll only be taxed on the amount
premiums you've        you withdraw that exceeds the cost basis in the policy.
paid plus any
taxable                Special rules apply if you make a withdrawal within the
distributions less     first 15 policy years and it's accompanied by a
any withdrawals or     reduction in benefits. In this case, there is a special
premiums previously    formula under which you may be taxed on all or a
recovered that were    portion of the withdrawal amount.
not taxable.
                       Taking out a loan
                       If you take out a loan, you will not pay tax on the loan amount unless your policy is surrendered or lapses and you have not repaid your outstanding loan amount.
                       The interest you pay, or that's accrued, on a loan is generally nondeductible. Ask your tax adviser for more information.

                       Loans and corporate-owned policies
                       If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest payable on loan proceeds. If the taxpayer is an entity that's a direct or indirect beneficiary of certain life insurance, endowment or annuity contracts, a portion of the entity's deductions for loan interest may be disallowed, even though this interest may relate to debt that's completely unrelated to the contract. There may be a limited exception that applies to contracts issued on 20% owners, officers, directors or employees of the entity. For more information about this exception, you should consult your tax adviser.
                      ---------------------------------------------------------

Modified endowment     A modified endowment contract is a special type of life
contracts              insurance policy. If your policy is a modified
                       endowment contract, it will have the tax treatment
Section 7702A of       described below. Any distributions you receive during
the tax code           the life of the policy are treated differently than
defines a class of     under conventional life insurance policies.
life insurance         Withdrawals, loans, pledges, assignments and
policies known as      surrendering your policy are all considered
modified endowment     distributions and may be subject to tax on an income-
contracts. Like        first basis and a 10% penalty.
other life
insurance policies,    When a policy becomes a modified endowment contract
the death benefit      A life insurance policy becomes a modified endowment
proceeds paid to       contract if, at any time during the first seven policy
your beneficiary       years, the sum of actual premiums paid exceeds the
generally are not      seven-pay limit. The seven-pay limit is the cumulative
subject to federal     total of the level annual premiums (or seven-pay
income tax and your    premiums) required to pay for the policy's future death
policy's               and endowment benefits.
accumulated value
grows on a tax-        For example, if the seven-pay premiums were $1,000 a
deferred basis         year, the maximum premiums you could pay during the
until you receive a    first seven years to avoid modified endowment treatment
cash distribution.     would be $1,000 in the first year, $2,000 through the
                       first two years and $3,000 through the first three
If there is a          years, etc. Under this test, a Pacific Select Estate
material change to     Preserver policy may or may not be a modified endowment
your policy, like a    contract, depending on the amount of premiums paid
change in the death    during the policy's first seven contract years or after
benefit, we may        a material change has been made to the policy.
have to retest your
policy and restart
the seven-pay
premium period to
determine whether
the change has
caused the policy
to become a
modified endowment
contract.

VARIABLE LIFE INSURANCE AND YOUR TAXES

                       Surrendering your policy
                       If you surrender your policy, you're taxed on the amount by which the cash surrender value exceeds the cost basis in the policy.

                       Making a withdrawal or taking out a loan
                       If you make a withdrawal or take out a loan from a modified endowment contract, you're taxed on the amount of the withdrawal or loan that's considered income, including all previously non-taxed gains. Income is the difference between the cash surrender value and the cost basis in your policy. It's unclear whether interest paid, or accrued, on a loan is considered interest for federal income tax purposes. If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest payable on loan proceeds. You should consult your tax adviser.

                       All modified endowment contracts we or our affiliates issue to you in a calendar year are treated as a single contract when we calculate whether a distribution amount is subject to tax.

                       10% penalty tax
                       If any amount you receive from a modified endowment contract is taxable, you may also have to pay a penalty tax equal to 10% of the taxable amount.

                       A taxpayer will not have to pay the penalty tax if any of the following exceptions apply:

                       . you're at least 59 1/2 years old
                       . you're receiving an amount because you've become
                         disabled
                       . you're receiving an amount that's part of a series of
                         substantially equal periodic payments, paid out at least annually. These payments may be made for your life or life expectancy or for the joint lives or joint life expectancies of you and your beneficiaries.

                       Distributions before a policy becomes a modified endowment contract
                       If your policy fails the seven-pay test and becomes a modified endowment contract, any amount you receive or are deemed to have received during the two years before it became a modified endowment contract may be taxable. The distribution would be treated as having been made in anticipation of the policy's failing to meet the seven-pay test under Treasury Department regulations which are yet to be prescribed.
                      ---------------------------------------------------------

                       Accelerated living benefits rider
Policy riders          Amounts received under this rider should be generally
                       excluded from taxable income under Section 101(g) of
Please see the         the tax code.
discussion of
optional riders in     Benefits under the rider will be taxed, however, if
The death benefit.     they are paid to someone other than a person insured by
                       the policy, and either person insured by the policy:
Please consult with
your tax adviser if    . is a director, officer or employee of the person
you want to              receiving the benefit, or
exercise your          . has a financial interest in a business of the person
rights under either      receiving the benefit.
of these riders.
                       In some cases, there may be a question as to whether a life insurance policy that has an accelerated living benefit rider can meet technical aspects of the definition of "life insurance contract" under the tax code. We may reserve the right (but are not obligated) to modify the rider to conform under tax code requirements.

                       Split policy option rider
                       This rider allows a policy to be split into two individual policies. If the split is not treated as a nontaxable exchange, it could result in the recognition of taxable income up to any gain or income in the policy at the time of the split.

ABOUT PACIFIC LIFE

                       Pacific Life Insurance Company is a life insurance company based in California. Along with our subsidiaries and affiliates, our operations include life insurance, annuities, pension and institutional products, group employee benefits, broker-dealer operations, and investment advisory services. At the end of 1999, we had over $101 billion of individual life insurance in force and total admitted assets of approximately $48.2 billion. We are ranked the 16th largest life insurance carrier in the U.S. in terms of 1999 admitted assets.

                       The Pacific Life family of companies has total assets under management of $315 billion. We are authorized to conduct our life and annuity business in the District of Columbia and in all states except New York. Our principal office is at 700 Newport Center Drive, Newport Beach, California 92660.

                      ---------------------------------------------------------
How we're organized    Pacific Life was established on January 2, 1868 under
                       the name, Pacific Mutual Life Insurance Company of
                       California. It was reincorporated as Pacific Mutual
                       Life Insurance Company on July 22, 1936. On September
                       1, 1997, Pacific Life converted from a mutual life insurance company to a stock life insurance company.
                       Pacific Life is a subsidiary of Pacific LifeCorp, a holding company, which in turn is a subsidiary of Pacific Mutual Holding Company, a mutual holding company.

                       Under their charters, Pacific Mutual Holding Company must always hold at least 51% of the outstanding voting stock of Pacific LifeCorp. Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life's annuity contracts and life insurance policies have certain membership interests in Pacific Mutual Holding Company. They have the right to vote on the election of the Board of Directors of the mutual holding company and on other matters. They also have certain rights if the mutual holding company is liquidated or dissolved.

                      ---------------------------------------------------------
How policies are       Pacific Select Distributors, Inc. (PSD) (formerly
distributed            called Pacific Mutual Distributors, Inc.), our
                       subsidiary, is the distributor of our policies. PSD is located at 700 Newport Center Drive, Newport Beach,
                       California 92660.

                       PSD is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers (NASD). We pay PSD for its services as our distributor.

                       The policies are sold by registered representatives of broker-dealers who have signed agreements with us and PSD. Registered representatives must be licensed to sell variable life insurance under the state insurance and securities regulations that apply. Broker-dealers must be registered with the SEC.

                       How we pay broker-dealers
                       We pay broker-dealers commission for promoting, marketing and selling our policies. Broker-dealers pay a portion of the commission to their registered representatives, under their own arrangements.

ABOUT PACIFIC LIFE

                       Commissions are based on sales surrender "target"
                       premiums we determine. The commission we pay will vary
For more               with the agreement, but the most common schedule of
information about      commissions we pay is:
the sales surrender
target, see            . 90% of premiums paid up to the first sales surrender
Withdrawals,             target premium
surrenders and         . 6% of the premiums paid under sales surrender targets
loans and Appendix       2 and 3
B.                     . 4% of premiums paid in excess of sales surrender
                         target 3
                       . 2% of premiums paid after policy year 10.

                       We may pay broker-dealers an annual renewal commission of up to 0.20% of a policy's accumulated value less any outstanding loan amount. We calculate the renewal amount monthly and it becomes payable on each policy anniversary.

                       We may also pay override payments, expense and marketing allowances, bonuses, wholesaler fees and training allowances.

                       Registered representatives who meet certain sales levels can qualify for sales incentives programs we sponsor. We may also pay them non-cash compensation like expense-paid trips, expense-paid educational seminars, and merchandise. They can choose to receive their compensation on a deferred basis.

                      ---------------------------------------------------------
How our accounts       We own the assets in our general account and our
work                   separate account. We allocate your net premiums to
                       these accounts according to the investment options you've chosen.

                       General account
We can provide you     Our general account includes all of our assets, except
with reports of our    for those held in our separate accounts. We guarantee
ratings as an          you an interest rate for up to one year on any amount
insurance company      allocated to the fixed options. The rate is reset
and our ability to     annually. The fixed options are part of our general
pay claims with        account, which we may invest as we wish, according to
respect to our         any laws that apply. We'll credit the guaranteed rate
general account        even if the investments we make earn less. Our ability
assets.                to pay these guarantees is backed by our strength as a
                       company.

                       The fixed options are not securities, so they do not fall under any securities act. For this reason, the SEC has not reviewed the disclosure in this prospectus about the fixed options. However, other federal securities laws may apply to the accuracy and completeness of the disclosure about the fixed options.

                       Separate account
You'll find the        Amounts allocated to the variable investment options
audited financial      are held in our separate account. The assets in this
statements for the     account are kept separate from the assets in our
Pacific Select Exec    general account and our other separate accounts, and
separate account       are protected from our general creditors.
later in this
section of the         The separate account was established on May 12, 1988
prospectus.            under California law under the authority of our Board
                       of Directors. It's registered with the SEC as a type of
This section of the    investment company called a unit investment trust. The
prospectus also        SEC does not oversee the administration or investment
includes the           practices or policies of the account.
audited
consolidated           The separate account is divided into variable accounts.
financial              Each variable account invests in shares of a designated
statements for         portfolio of the Pacific Select Fund. We may add
Pacific Life, which    variable accounts that invest in other portfolios of
we include to show     the fund or in other securities.
our strength as a
company and our
ability to meet our
obligations under
the policies.

                       We're the legal owner of the assets in the separate
                       account, and pay its operating expenses. The separate
The separate           account is operated only for our variable life
account is not the     insurance policies. We must keep enough money in the
only investor in       account to pay anticipated obligations under the
the Pacific Select     insurance policies funded by the account, but we can
Fund. Investment in    transfer any amount that's more than these anticipated
the fund by other      obligations to our general account. Some of the money
separate accounts      in the separate account may include charges we collect
for variable           from the account and any investment results on those
annuity contracts      charges.
and variable life
insurance contracts    We cannot charge the assets in the separate account
could cause            attributable to our reserves and other liabilities
conflicts. For more    under the policies funded by the account with any
information, please    liabilities from our other business.
see the Statement
of Additional          Similarly, the income, gains or losses, realized or
Information for the    unrealized, of the assets of any variable account
Pacific Select         belong to that variable account and are credited to or
Fund.                  charged against the assets held in that variable
                       account without regard to our other income, gains or losses.

                       Making changes to the separate account
                       We can add, change or remove any securities that the separate account or any variable account holds or buys, as long as we comply with the laws that apply.

                       We can substitute shares of one Pacific Select Fund portfolio with shares of another portfolio or fund if:

                       . any portfolio is no longer available for investment
                       . our management believes that a portfolio is no longer
                         appropriate in view of the purposes of the policy.

                       We'll give you any required notice or receive any required approval from policy owners or the SEC before we substitute any shares. We'll comply with the filing or other procedures established by insurance regulators as required by law.

                       We can add new variable accounts, which may include additional subaccounts of the separate account, to serve as investment options under the policies. These may be managed separate accounts or they may invest in a new portfolio of the fund, or in shares of another investment company or one of its portfolios, or in a suitable investment vehicle with a specified investment objective.

                       We can add new variable accounts when we believe that it's warranted by marketing needs or investment conditions. We'll decide on what basis we'll make new accounts available to existing policy owners.

                       We can also eliminate any of our variable accounts if we believe marketing, tax or investment conditions warrant it. We can terminate and liquidate any variable account.

                       If we make any changes to variable accounts or substitution of securities, we can make appropriate changes to this policy or any of our other policies, by appropriate endorsement, to reflect the change or substitution.

ABOUT PACIFIC LIFE

                       If we believe it's in the best interests of people holding voting rights under the policies and we meet any required regulatory approvals we can do the following:

                       . operate the separate account as a management
                         investment company, unit investment trust, or any other form permitted under securities or other laws
                       . register or deregister the separate account under
                         securities law
                       . combine the separate account with one of our other
                         separate accounts or our affiliates' separate accounts
                       . combine one or more variable accounts
                       . create a committee, board or other group to manage
                         the separate account
                       . change the classification of any variable account.

                       Taxes we pay
                       We may be charged for state and local taxes. Currently, we pay these taxes because they are small amounts with respect to the policy. If these taxes increase significantly, we may deduct them from the separate account.

                       We may charge the separate account for any federal, state and local taxes that apply to the separate account or to our operations. This could happen if our tax status or the tax treatment of variable life insurance changes.

                      ---------------------------------------------------------
Voting rights          We're the legal owner of the shares of the Pacific
                       Select Fund that are held by the variable accounts. We may vote on any matter at shareholder meetings of the fund. However, we are required by law to vote as you instruct on the shares relating to your allocation in a variable investment option. This is called your voting interest.

                       Your voting interest is calculated as of a day set by the Board of Trustees of the fund called the record date. Your voting interest equals the accumulated value in a variable investment option divided by the net asset value of a share of the corresponding portfolio. Fractional shares are included. If allowed by law, we may change how we calculate your voting interest.

                       We'll send you documents from the fund called proxy materials. They include information about the items you'll be voting on and forms for you to give us your instructions. We'll vote shares held in the separate account for which we do not receive voting instructions in the same proportion as all other shares in the portfolio held by that separate account for which we've received timely instructions.

                       We'll vote shares of any portfolio we hold in our general account in the same proportion as the total votes for all of our separate accounts, including this separate account. We'll vote shares of any portfolio held by our non-insurance affiliates in the same proportion as the total votes for all separate accounts of ours and our insurance affiliates.

                       If the law changes to allow it, we can vote as we wish on shares of the portfolios held in the separate account.

                       When required by state insurance regulatory authorities, we may disregard voting instructions that:

                       . would change a portfolio's investment objective or
                         subclassification
                       . would approve or disapprove an investment advisory
                         contract.

                       We may disregard voting instructions on a change initiated by policy owners that would change a portfolio's investment policy, investment adviser or portfolio manager if:

                       . our disapproval is reasonable
                       . we determine in good faith that the change would be
                         against state law or otherwise be inappropriate, considering the portfolio's objectives and purpose, and considering what effect the change would have on us.

                       If we disregard any voting instructions, we'll include a summary of the action we took and our reasons for it in the next report to policy owners.

                      ---------------------------------------------------------
Illustrations          We will provide you with illustrations based on
                       different sets of assumptions upon your request. You
If you ask us,         can request such illustrations at any time.
we'll provide you      Illustrations may help you understand how your policy
with different         values would vary over time based on different
kinds of               assumptions. We have filed examples of such an
illustrations.         illustration as an exhibit to the registration
                       statement that relates to the policy on file with the
 . Illustrations        SEC.
  based on
  information you
  give us about the
  age of the person
  to be insured by
  the policy, their
  risk class, the
  face amount, the
  death benefit and
  premium payments.

 . Illustrations
  that show the
  allocation of
  premium payments
  to specified
  variable
  accounts. These
  will reflect the
  expenses of the
  portfolio of the
  Fund in which the
  variable account
  invests.

 . Illustrations
  that use a
  hypothetical
  gross rate of
  return that's
  greater than 12%.
  These are
  available only to
  certain large
  institutional
  investors.

                      ---------------------------------------------------------
State regulation       We're subject to the laws of the state of California
                       governing insurance companies and to regulations issued by the Commissioner of Insurance of California. In addition, we're subject to the insurance laws and regulations of the other states and jurisdictions in which we're licensed or may become licensed to operate.

                       An annual statement in a prescribed form must be filed with the Commissioner of Insurance of California and with regulatory authorities of other states on or before March 1st in each year. This statement covers our operations for the preceding year and our financial condition as of December 31st of that year. Our affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of our operations at periodic intervals.

                      ---------------------------------------------------------
Legal proceedings      The separate account is not involved in any legal
and legal matters      proceedings that would have a material effect on policy
                       owners.

                       Legal matters concerning the issue and sale of the life insurance policies described in this prospectus, our organization and authority to issue the policies under California law, and the validity of the forms of the policies under California law, have been passed upon by our general counsel. Legal matters relating to federal securities laws and federal income tax laws have been passed upon by Dechert Price & Rhoads.

ABOUT PACIFIC LIFE

                      ---------------------------------------------------------
Registration           We've filed a registration statement with the SEC for
statement              Pacific Select Estate Preserver, under the Securities
                       Act of 1933. The SEC's rules allow us to omit some of the information required by the registration statement from this prospectus. You can ask for it from the SEC's office in Washington, D.C. They may charge you a fee.

                      ---------------------------------------------------------
Management             The following is a list of our directors and certain
                       officers, along with some information about their business activities over the past five years. They do not receive any compensation from the separate account for services they provide to it nor do we pay any separately allocable compensation for these services.

                       The business address of each of these people is c/o Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach, California 92660.

  NAME AND POSITION    PRINCIPAL OCCUPATION DURING THE LAST FIVE YEARS

  Thomas C. Sutton     Director, Chairman of the Board and Chief Executive Officer of Pacific Life;
  Director, Chairman   Director, Chairman of the Board and Chief Executive Officer of Pacific LifeCorp,
  of the Board and     August 1997 to present; Director, Chairman of the Board and Chief Executive Officer
  Chief Executive      of Pacific Mutual Holding Company, August 1997 to present; Trustee and Chairman of
  Officer              the Board and Former President of Pacific Select Fund; Director and Chairman of the
                       Board of Pacific Life & Annuity Company (formerly known as PM Group Life Insurance
                       Company); Management Board Member of PIMCO Advisors L.P., December 1997 to present;
                       Former Equity Board Member of PIMCO Advisors L.P.; Former Director of Pacific
                       Corinthian Life Insurance Company; Director of Newhall Land & Farming; The Irvine
                       Company; Edison International; and similar positions with other affiliated companies of Pacific Life.

  Glenn S. Schafer     Director and President of Pacific Life; Executive Vice President and Chief Financial
  Director and         Officer of Pacific Life, April 1991 to January 1995; Director and President of
  President            Pacific LifeCorp, August 1997 to present; Director and President of Pacific Mutual
                       Holding Company, August 1997 to present; President (since February 1999) and Former
                       Trustee of Pacific Select Fund; Management Board Member of PIMCO Advisors L.P.,
                       December 1997 to present; Former Equity Board Member of PIMCO Advisors L.P.; Former
                       Director of Pacific Corinthian Life Insurance Company; Director of Pacific Life &
                       Annuity Company; and similar positions with other affiliated companies of Pacific
                       Life.

  Khanh T. Tran        Director (since August 1997), Senior Vice President and Chief Financial Officer of
  Director, Senior     Pacific Life, June 1996 to present; Vice President and Treasurer of Pacific Life,
  Vice President and   November 1991 to June 1996; Senior Vice President and Chief Financial Officer of
  Chief Financial      Pacific LifeCorp, August 1997 to present; Senior Vice President and Chief Financial
  Officer              Officer of Pacific Mutual Holding Company, August 1997 to present; Chief Financial
                       Officer and Treasurer to other affiliated companies of Pacific Life.

  David R. Carmichael  Director (since August 1997), Senior Vice President and General Counsel of Pacific
  Director, Senior     Life; Senior Vice President and General Counsel of Pacific LifeCorp, August 1997 to
  Vice President and   present; Senior Vice President and General Counsel of Pacific Mutual Holding
  General Counsel      Company, August 1997 to present: Director, Senior Vice President (since July 1998)
                       and General Counsel (since July 1998) of Pacific Life & Annuity Company; Director of: Association of California Life and Health Insurance Companies and Association of
                       Life Insurance Counsel.

  Audrey L. Milfs      Director (since August 1997), Vice President and Corporate Secretary of Pacific
  Director, Vice       Life; Vice President and Corporate Secretary of Pacific LifeCorp, August 1997 to
  President and        present; Vice President and Secretary of Pacific Mutual Holding Company, August 1997
  Corporate Secretary  to present; Secretary of Pacific Select Fund; similar positions with other affiliated companies of Pacific Life.

  Lynn C. Miller       Executive Vice President, Individual Insurance, of Pacific Life; Executive Vice
  Executive Vice       President of Pacific Life & Annuity Company, July 1998 to present.
  President

  Edward R. Byrd       Vice President and Controller of Pacific Life; Vice President and Controller of
  Vice President and   Pacific LifeCorp, August 1997 to present; Vice President and Controller of Pacific
  Controller           Mutual Holding Company, August 1997 to present; and similar positions with other affiliated companies of Pacific Life.

  Brian D. Klemens     Vice President and Treasurer of Pacific Life, December 1998 to present; Assistant
  Vice President and   Vice President, Accounting and Assistant Controller of Pacific Life, April 1994 to
  Treasurer            December 1998; Vice President and Treasurer of Pacific LifeCorp, June 1999 to
                       present; Vice President and Treasurer of Pacific Mutual Holding Company, June 1999
                       to present; Vice President and Treasurer of other affiliated companies of Pacific
                       Life.

                      ---------------------------------------------------------
Financial              The next several pages contain the statement of net
statements             assets of Pacific Select Exec Separate Account as of
                       December 31, 1999 and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended.

                       These are followed by the consolidated financial statements for Pacific Life as of December 31, 1999 and 1998 and for each of the three years ended December 31, 1999, which are included in this prospectus so you can assess our ability to meet our obligations under the policies.

                      ---------------------------------------------------------
Experts The consolidated financial statements of Pacific Life as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 and the statement of net assets of Pacific Select Exec Separate Account as of December 31, 1999 and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Pacific Life Insurance Company:

 We have audited the accompanying statement of assets and liabilities of Pacific Select Exec Separate Account (comprised of the Aggressive Equity, Emerging Markets, Growth, Bond and Income, Equity, Multi-Strategy, Equity Income, Growth LT, Mid-Cap Value, Equity Index, Small-Cap Index, REIT, International, Government Securities, Managed Bond, Money Market, High Yield Bond, Large-Cap Value, Variable Account I, Variable Account II, Variable Account III, and Variable Account IV Variable Accounts) as of December 31, 1999 and the related statement of operations for the year then ended and statement of changes in net assets for each of the two years in the period then ended (as to the Mid-Cap Value, Small-Cap Index, REIT, and Large-Cap Value Variable Accounts, for the periods from commencement of operations through December 31,
1999). These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 1999 and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended (as to the Mid-Cap Value, Small-Cap Index, REIT, and Large-Cap Value Variable Accounts, for the periods from commencement of operations through December 31, 1999), in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 10, 2000

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999
(In thousands)

                   Aggressive Emerging          Bond and           Multi-   Equity   Growth  Mid-Cap   Equity  Small-Cap
                     Equity   Markets   Growth   Income   Equity  Strategy  Income     LT     Value    Index     Index
                    Variable  Variable Variable Variable Variable Variable Variable Variable Variable Variable Variable
                    Account   Account  Account  Account  Account  Account  Account  Account  Account  Account   Account
                   -----------------------------------------------------------------------------------------------------
ASSETS
Investments:
 Aggressive
 Equity Portfolio
 (2,270 shares;
 cost $28,345)...   $33,035
 Emerging Markets
 Portfolio
 (1,900 shares;
 cost $14,846)...             $19,910
 Growth Portfolio
 (9,705 shares;
 cost $225,194)..                      $289,069
 Bond and Income
 Portfolio
 (630 shares;
 cost $7,935)....                                $6,997
 Equity Portfolio
 (1,589 shares;
 cost $48,734)...                                        $59,599
 Multi-Strategy
 Portfolio
 (8,946 shares;
 cost $134,934)..                                                 $151,897
 Equity Income
 Portfolio
 (8,125 shares;
 cost $186,348)..                                                          $225,466
 Growth LT
 Portfolio
 (11,253 shares;
 cost $266,532)..                                                                   $536,446
 Mid-Cap Value
 Portfolio
 (496 shares;
 cost $5,142)....                                                                             $5,208
 Equity Index
 Portfolio
 (11,315 shares;
 cost $298,365)..                                                                                     $434,565
 Small-Cap Index
 Portfolio
 (547 shares;
 cost $5,759)....                                                                                               $6,426
Receivables:
 Due from Pacific
 Life Insurance
 Company.........                  45        27               53         5       19      131       4                 1
 Fund shares
 redeemed........        26                                                                                 88
                   ----------------------------------------------------------------------------------------------------
Total Assets.....    33,061    19,955   289,096   6,997   59,652   151,902  225,485  536,577   5,212   434,653   6,427
                   ----------------------------------------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific
 Life Insurance
 Company.........        26                                                                                 88
 Fund shares
 purchased.......                  45        27               53         5       19      131       4                 1
                   ----------------------------------------------------------------------------------------------------
Total
Liabilities......        26        45        27               53         5       19      131       4        88       1
                   ----------------------------------------------------------------------------------------------------
NET ASSETS.......   $33,035   $19,910  $289,069  $6,997  $59,599  $151,897 $225,466 $536,446  $5,208  $434,565  $6,426
                   ----------------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 1999
(In thousands)

                                      Govern-                       High
                             Inter-     ment    Managed   Money    Yield   Large-Cap
                     REIT   national Securities   Bond    Market    Bond     Value   Variable Variable Variable Variable
                   Variable Variable  Variable  Variable Variable Variable Variable  Account  Account  Account  Account
                   Account  Account   Account   Account  Account  Account   Account     I        II      III       IV
                   -----------------------------------------------------------------------------------------------------
ASSETS
Investments:
 REIT Portfolio
 (276 shares;
 cost $2,783)....   $2,643
 International
 Portfolio
 (11,651 shares;
 cost $188,119)..           $215,349
 Government
 Securities
 Portfolio
 (2,200 shares;
 cost $23,386)...                     $22,218
 Managed Bond
 Portfolio
 (11,058 shares;
 cost $120,723)..                               $114,197
 Money Market
 Portfolio
 (13,001 shares;
 cost $131,293)..                                        $131,046
 High Yield Bond
 Portfolio
 (5,450 shares;
 cost $50,328)...                                                 $48,032
 Large-Cap Value
 Portfolio
 (485 shares;
 cost $5,320)....                                                           $5,378
 Brandes
 International
 Equity Portfolio
 (640 shares;
 cost $8,485)....                                                                     $9,927
 Turner Core
 Growth Portfolio
 (943 shares;
 cost $19,237)...                                                                             $21,622
 Frontier Capital
 Appreciation
 Portfolio
 (401 shares;
 cost $6,298)....                                                                                       $8,463
 Enhanced U.S.
 Equity Portfolio
 (286 shares;
 cost $5,315)....                                                                                                $6,005
Receivables:
 Due from Pacific
 Life Insurance
 Company.........        4        74        3                                    2                                    7
 Fund shares
 redeemed........                                      3      209      11
                   -----------------------------------------------------------------------------------------------------
Total Assets.....    2,647   215,423   22,221    114,200  131,255  48,043    5,380     9,927   21,622    8,463    6,012
                   -----------------------------------------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific
 Life Insurance
 Company.........                                      3      209      11
 Fund shares
 purchased.......        4        74        3                                    2                                    7
                   -----------------------------------------------------------------------------------------------------
Total
Liabilities......        4        74        3          3      209      11        2                                    7
                   -----------------------------------------------------------------------------------------------------
NET ASSETS.......   $2,643  $215,349  $22,218   $114,197 $131,046 $48,032   $5,378    $9,927  $21,622   $8,463   $6,005
                   -----------------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                   Aggressive Emerging          Bond and           Multi-    Equity    Growth    Mid-Cap    Equity   Small-Cap
                     Equity   Markets   Growth   Income   Equity  Strategy   Income      LT       Value     Index      Index
                    Variable  Variable Variable Variable Variable Variable  Variable  Variable  Variable   Variable  Variable
                    Account   Account  Account  Account  Account  Account   Account   Account  Account (1) Account  Account (1)
                   ------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends.......    $2,297       $60  $24,357     $647   $2,430  $12,175   $18,449    $24,658     $10      $5,600      $95
                   ------------------------------------------------------------------------------------------------------------
Net Investment
Income...........     2,297        60   24,357      647    2,430   12,175    18,449     24,658      10       5,600       95
                   ------------------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
 Net realized
 gain (loss) from
 security
 transactions....       835      (293)  17,437     (147)   1,715    1,903     8,208     25,696     (70)     16,677       37
 Net unrealized
 appreciation
 (depreciation)
 on investments..     3,261     6,681   51,373     (970)   8,860   (4,391)   (1,356)   195,153      66      45,834      667
                   ------------------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on
Investments......     4,096     6,388   68,810   (1,117)  10,575   (2,488)    6,852    220,849      (4)     62,511      704
                   ------------------------------------------------------------------------------------------------------------
NET INCREASE
 (DECREASE) IN
 NET ASSETS
 RESULTING FROM
 OPERATIONS......    $6,393    $6,448  $93,167    ($470) $13,005   $9,687   $25,301   $245,507      $6     $68,111     $799
                   ------------------------------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                         Govern-                        High
                                Inter-     ment    Managed    Money    Yield    Large-Cap
                      REIT     national Securities   Bond     Market    Bond      Value    Variable Variable Variable Variable
                    Variable   Variable  Variable  Variable  Variable Variable  Variable   Account  Account  Account  Account
                   Account (1) Account   Account   Account   Account  Account  Account (1)    I        II      III       IV
                   -----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends.......      $82      $7,401    $1,278    $8,539    $4,600   $3,845      $20        $312   $1,181     $243     $474
                   -----------------------------------------------------------------------------------------------------------
Net Investment
Income...........       82       7,401     1,278     8,539     4,600    3,845       20         312    1,181      243      474
                   -----------------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
 Net realized
 gain (loss) from
 security
 transactions....      (15)      8,072         9       353       259   (1,968)      29         254      277      224      646
 Net unrealized
 appreciation
 (depreciation)
 on investments..     (140)     23,374    (1,640)  (10,865)     (137)    (533)      58       1,374    1,904    1,903      141
                   -----------------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on
Investments......     (155)     31,446    (1,631)  (10,512)      122   (2,501)      87       1,628    2,181    2,127      787
                   -----------------------------------------------------------------------------------------------------------
NET INCREASE
 (DECREASE) IN
 NET ASSETS
 RESULTING FROM
 OPERATIONS......     ($73)    $38,847     ($353)  ($1,973)   $4,722   $1,344     $107      $1,940   $3,362   $2,370   $1,261
                   -----------------------------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                   Aggressive Emerging            Bond and            Multi-    Equity    Growth     Mid-Cap    Equity
                     Equity   Markets    Growth    Income   Equity   Strategy   Income      LT        Value     Index
                    Variable  Variable  Variable  Variable Variable  Variable  Variable  Variable   Variable   Variable
                    Account   Account   Account   Account  Account   Account   Account   Account   Account (1) Account
                   ----------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM OPERATIONS
 Net investment
 income..........    $2,297       $60    $24,357     $647   $2,430    $12,175   $18,449   $24,658       $10      $5,600
 Net realized
 gain (loss) from
 security
 transactions....       835      (293)    17,437     (147)   1,715      1,903     8,208    25,696       (70)     16,677
 Net unrealized
 appreciation
 (depreciation)
 on investments..     3,261     6,681     51,373     (970)   8,860     (4,391)   (1,356)  195,153        66      45,834
                   ----------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations..     6,393     6,448     93,167     (470)  13,005      9,687    25,301   245,507         6      68,111
                   ----------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums........     6,178     3,315     31,800    1,814    7,890     13,459    27,427    46,518     1,020      69,793
 Transfers--
 policy charges
 and deductions..    (1,517)     (908)   (11,435)    (439)  (2,031)    (6,081)  (10,117)  (16,923)     (151)    (19,242)
 Transfers in
 (from other
 variable
 accounts).......    29,901    25,855    227,823    6,748   59,920     23,609    71,635   186,813     7,393     156,344
 Transfers out
 (to other
 variable
 accounts).......   (25,109)  (24,440)  (239,257)  (5,539) (36,551)   (18,440)  (63,749) (134,957)   (2,988)   (122,161)
 Transfers--
 other...........      (577)     (432)   (12,699)    (399)    (700)    (4,335)  (12,898)  (17,789)      (72)    (21,467)
                   ----------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Derived
from Policy
Transactions.....     8,876     3,390     (3,768)   2,185   28,528      8,212    12,298    63,662     5,202      63,267
                   ----------------------------------------------------------------------------------------------------
NET INCREASE IN
NET ASSETS.......    15,269     9,838     89,399    1,715   41,533     17,899    37,599   309,169     5,208     131,378
                   ----------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of
Year.............    17,766    10,072    199,670    5,282   18,066    133,998   187,867   227,277               303,187
                   ----------------------------------------------------------------------------------------------------
End of Year......   $33,035   $19,910   $289,069   $6,997  $59,599   $151,897  $225,466  $536,446    $5,208    $434,565
                   ----------------------------------------------------------------------------------------------------
                    Small-Cap
                      Index
                    Variable
                   Account (1)
                   -----------
INCREASE
(DECREASE) IN NET
ASSETS
FROM OPERATIONS
 Net investment
 income..........        $95
 Net realized
 gain (loss) from
 security
 transactions....         37
 Net unrealized
 appreciation
 (depreciation)
 on investments..        667
                   -----------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations..        799
                   -----------
INCREASE
(DECREASE) IN NET
ASSETS
FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums........      1,576
 Transfers--
 policy charges
 and deductions..       (168)
 Transfers in
 (from other
 variable
 accounts).......     17,438
 Transfers out
 (to other
 variable
 accounts).......    (13,186)
 Transfers--
 other...........        (33)
                   -----------
Net Increase
(Decrease) in Net
Assets Derived
from Policy
Transactions.....      5,627
                   -----------
NET INCREASE IN
NET ASSETS.......      6,426
                   -----------
NET ASSETS
Beginning of
Year.............
                   -----------
End of Year......     $6,426
                   -----------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                          Govern-                         High
                                Inter-      ment    Managed    Money     Yield     Large-Cap
                      REIT     national  Securities   Bond     Market     Bond       Value    Variable Variable  Variable Variable
                    Variable   Variable   Variable  Variable  Variable  Variable   Variable   Account  Account   Account  Account
                   Account (1) Account    Account   Account   Account   Account   Account (1)    I        II       III       IV
                   ---------------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM OPERATIONS
 Net investment
 income..........       $82      $7,401    $1,278     $8,539    $4,600   $3,845        $20       $312   $1,181      $243     $474
 Net realized
 gain (loss) from
 security
 transactions....       (15)      8,072         9        353       259   (1,968)        29        254      277       224      646
 Net unrealized
 appreciation
 (depreciation)
 on investments..      (140)     23,374    (1,640)   (10,865)     (137)    (533)        58      1,374    1,904     1,903      141
                   ---------------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations..       (73)     38,847      (353)    (1,973)    4,722    1,344        107      1,940    3,362     2,370    1,261
                   ---------------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums........       327      29,734     3,788     15,623   255,115    9,673        915      1,409    1,432     1,411      885
 Transfers--
 policy charges
 and deductions..       (65)     (8,874)   (1,057)    (4,945)   (9,879)  (2,496)      (177)      (234)    (290)     (327)    (259)
 Transfers in
 (from other
 variable
 accounts).......     3,247     121,103    12,668     65,597   466,728   44,998      6,201      5,989   17,199     3,714    8,944
 Transfers out
 (to other
 variable
 accounts).......      (771)   (114,670)   (7,771)   (59,239) (643,243) (46,917)    (1,608)      (632)  (2,837)   (2,450)  (9,539)
 Transfers--
 other...........       (22)     (7,931)   (2,206)    (2,730)  (11,504)  (1,940)       (60)       (67)    (192)     (707)    (273)
                   ---------------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Derived
from Policy
Transactions.....     2,716      19,362     5,422     14,306    57,217    3,318      5,271      6,465   15,312     1,641     (242)
                   ---------------------------------------------------------------------------------------------------------------
NET INCREASE IN
NET ASSETS.......     2,643      58,209     5,069     12,333    61,939    4,662      5,378      8,405   18,674     4,011    1,019
                   ---------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of
Year.............               157,140    17,149    101,864    69,107   43,370                 1,522    2,948     4,452    4,986
                   ---------------------------------------------------------------------------------------------------------------
End of Year......    $2,643    $215,349   $22,218   $114,197  $131,046  $48,032     $5,378     $9,927  $21,622    $8,463   $6,005
                   ---------------------------------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                          Aggressive Emerging            Bond and            Multi-    Equity    Growth    Equity
                            Equity   Markets    Growth    Income   Equity   Strategy   Income      LT      Index
                           Variable  Variable  Variable  Variable Variable  Variable  Variable  Variable  Variable
                           Account   Account   Account   Account  Account   Account   Account   Account   Account
                          ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income..        $5      $117    $20,232     $147     $507    $12,030   $18,901    $6,250    $4,853
 Net realized gain
 (loss) from security
 transactions...........       653    (1,951)    10,581       19      369      3,108     5,470     5,163    11,629
 Net unrealized
 appreciation
 (depreciation) on
 investments............     1,132      (935)   (23,983)      13    1,989      5,144     9,750    63,381    43,404
                          ----------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations.........     1,790    (2,769)     6,830      179    2,865     20,282    34,121    74,794    59,886
                          ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............     4,086     3,183     31,972    1,056    2,976     14,554    24,939    29,295    44,705
 Transfers--policy
 charges and
 deductions.............      (969)     (663)   (10,609)    (197)    (633)    (5,260)   (7,949)   (9,146)  (12,955)
 Transfers in (from
 other variable
 accounts)..............    20,958    27,300     89,840    6,550   17,627     13,875    46,109    82,877   108,028
 Transfers out (to other
 variable accounts).....   (16,962)  (25,040)   (87,886)  (2,820)  (8,527)   (17,159)  (35,074)  (53,981)  (73,002)
 Transfers--other.......      (610)     (355)   (10,466)    (171)    (432)    (5,646)   (5,765)   (7,000)  (10,763)
                          ----------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived
from Policy
Transactions............     6,503     4,425     12,851    4,418   11,011        364    22,260    42,045    56,013
                          ----------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS..................     8,293     1,656     19,681    4,597   13,876     20,646    56,381   116,839   115,899
                          ----------------------------------------------------------------------------------------
NET ASSETS
Beginning of Year.......     9,473     8,416    179,989      685    4,190    113,352   131,486   110,438   187,288
                          ----------------------------------------------------------------------------------------
End of Year.............   $17,766   $10,072   $199,670   $5,282  $18,066   $133,998  $187,867  $227,277  $303,187
                          ----------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                     Govern-                         High
                           Inter-      ment    Managed    Money     Yield
                          national  Securities   Bond     Market     Bond    Variable Variable Variable Variable
                          Variable   Variable  Variable  Variable  Variable  Account  Account  Account  Account
                          Account    Account   Account   Account   Account      I        II      III       IV
                          --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income..   $11,985      $881     $5,533    $3,392   $3,403       $87      $52      $21     $154
 Net realized gain
 (loss) from security
 transactions...........     5,435       164        663        (3)     (87)        8       96      (64)     183
 Net unrealized
 appreciation
 (depreciation) on
 investments............   (10,085)       59      1,408        14   (2,165)       72      460       44      366
                          --------------------------------------------------------------------------------------
Net Increase in Net
Assets Resulting from
Operations..............     7,335     1,104      7,604     3,403    1,151       167      608        1      703
                          --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............    28,077     2,186     13,456   164,872    7,612       238      408    1,305    1,358
 Transfers--policy
 charges and
 deductions.............    (8,359)     (699)    (3,939)   (6,168)  (2,255)      (62)     (93)    (245)    (156)
 Transfers in (from
 other variable
 accounts)..............    71,891    10,097     52,698   268,634   34,691       749    2,159    1,700    1,697
 Transfers out (to other
 variable accounts).....   (64,225)   (5,218)   (36,135) (399,943) (29,075)      (97)    (880)  (1,374)    (481)
 Transfers--other.......    (6,520)     (742)    (4,332)  (13,775)  (2,461)      (12)     (37)     (44)     111
                          --------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived
from Policy
Transactions............    20,864     5,624     21,748    13,620    8,512       816    1,557    1,342    2,529
                          --------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS..................    28,199     6,728     29,352    17,023    9,663       983    2,165    1,343    3,232
                          --------------------------------------------------------------------------------------
NET ASSETS
Beginning of Year.......   128,941    10,421     72,512    52,084   33,707       539      783    3,109    1,754
                          --------------------------------------------------------------------------------------
End of Year.............  $157,140   $17,149   $101,864   $69,107  $43,370    $1,522   $2,948   $4,452   $4,986
                          --------------------------------------------------------------------------------------

See Notes to Financial Statements

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

 The Pacific Select Exec Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is currently comprised of twenty-two subaccounts called Variable Accounts: the Aggressive Equity Variable Account, the Emerging Markets Variable Account, the Growth Variable Account, the Bond and Income Variable Account, the Equity Variable Account, the Multi-Strategy Variable Account, the Equity Income Variable Account, the Growth LT Variable Account, the Mid-Cap Value Variable Account, the Equity Index Variable Account, the Small-Cap Index Variable Account, the REIT Variable Account, the International Variable Account, the Government Securities Variable Account, the Managed Bond Variable Account, the Money Market Variable Account, the High Yield Bond Variable Account, the Large-Cap Value Variable Account, and the Variable Accounts I through IV. The assets in each of the first eighteen Variable Accounts are invested in shares of the corresponding portfolios of Pacific Select Fund and the assets of the last four Variable Accounts (Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation and Enhanced U.S. Equity) are invested in shares of the corresponding portfolios of M Fund, Inc. (collectively, the "Funds"). Each Variable Account pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections B through E of this report or provided separately and should be read in conjunction with the Separate Account's financial statements.

 The Separate Account has organized and registered with the Securities and Exchange Commission four new Variable Accounts: the Mid-Cap Value Variable Account, the Small-Cap Index Variable Account, the REIT Variable Account, and the Large-Cap Value Variable Account. The Mid-Cap Value Variable Account, the Small-Cap Index Variable Account, and the Large-Cap Value Variable Account commenced operations on January 8, 1999, and the REIT Variable Account commenced operations on January 19, 1999.

 The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium variable life policies. The assets of the Separate Account are carried at market value.

 The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

 B. Security Transactions

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

 During 1999, the Funds declared dividends for each portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

 With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. Pacific Life also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks Pacific Life assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

 Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUNDS SHARES

 The investment in the Funds shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). Total cost and market value of the Separate Account's investments in the Funds as of December 31, 1999 were as follows (amounts in thousands):

                                                          Variable Accounts
                            -------------------------------------------------------------------------------
                            Aggressive Emerging            Bond and             Multi-    Equity    Growth
                              Equity    Markets   Growth    Income    Equity   Strategy   Income      LT
                            -------------------------------------------------------------------------------
Total cost of investments
 at beginning of year        $16,338    $11,689  $187,167   $5,250    $16,061  $112,643  $147,393  $152,516
Add:  Total net proceeds
      from policy
      transactions            19,528     12,400   103,914    4,132     40,979    16,057    33,867   110,353
      Reinvested
       distributions from
       the Funds:
      (a) Net investment
          income                             60       468      388         42     3,612     1,810
      (b) Net realized gain    2,297               23,889      259      2,388     8,563    16,639    24,658
                            -------------------------------------------------------------------------------
           Sub-Total          38,163     24,149   315,438   10,029     59,470   140,875   199,709   287,527
Less: Cost of investments
      disposed during the
      year                     9,818      9,303    90,244    2,094     10,736     5,941    13,361    20,995
                            -------------------------------------------------------------------------------
Total cost of investments
 at end of year               28,345     14,846   225,194    7,935     48,734   134,934   186,348   266,532
Add:  Unrealized
      appreciation
      (depreciation)           4,690      5,064    63,875     (938)    10,865    16,963    39,118   269,914
                            -------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                        $33,035    $19,910  $289,069   $6,997    $59,599  $151,897  $225,466  $536,446
                            -------------------------------------------------------------------------------

                                                                               Govern-
                             Mid-Cap    Equity   Small-Cap            Inter-     ment    Managed    Money
                            Value (1)    Index   Index (1) REIT (1)  national Securities   Bond     Market
                            -------------------------------------------------------------------------------
Total cost of investments
 at beginning of year                  $212,820                      $153,283   $16,677   $97,525   $69,218
Add:  Total net proceeds
      from policy
      transactions            $6,149     94,678    $6,917   $2,925     63,456     9,456    32,380   302,607
      Reinvested
       distributions from
       the Funds:
      (a) Net investment
          income                  10      4,038        27       76      1,200     1,012     5,982     4,600
      (b) Net realized gain               1,562        68        6      6,201       266     2,557
                            -------------------------------------------------------------------------------
           Sub-Total           6,159    313,098     7,012    3,007    224,140    27,411   138,444   376,425
Less: Cost of investments
      disposed during the
      year                     1,017     14,733     1,253      224     36,021     4,025    17,721   245,132
                            -------------------------------------------------------------------------------
Total cost of investments
 at end of year                5,142    298,365     5,759    2,783    188,119    23,386   120,723   131,293
Add:  Unrealized
      appreciation
      (depreciation)              66    136,200       667     (140)    27,230    (1,168)   (6,526)     (247)
                            -------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                         $5,208   $434,565    $6,426   $2,643   $215,349   $22,218  $114,197  $131,046
                            -------------------------------------------------------------------------------

                            High Yield Large-Cap
                               Bond    Value (1)     I        II       III        IV
                            -----------------------------------------------------------
Total cost of investments
 at beginning of year        $45,134               $1,454   $2,467     $4,191    $4,437
Add:  Total net proceeds
      from policy
      transactions            25,603     $5,805     7,684   16,504      3,055     2,983
      Reinvested
       distributions from
       the Funds:
      (a) Net investment
          income               3,845         20        56       20                    7
      (b) Net realized gain                           256    1,161        243       467
                            -----------------------------------------------------------
           Sub-Total          74,582      5,825     9,450   20,152      7,489     7,894
Less: Cost of investments
      disposed during the
      year                    24,254        505       965      915      1,191     2,579
                            -----------------------------------------------------------
Total cost of investments
 at end of year               50,328      5,320     8,485   19,237      6,298     5,315
Add:  Unrealized
      appreciation
      (depreciation)          (2,296)        58     1,442    2,385      2,165       690
                            -----------------------------------------------------------
Total market value of
 investments at end of
 year                        $48,032     $5,378    $9,927  $21,622     $8,463    $6,005
                            -----------------------------------------------------------

____________
(1) Operations commenced during 1999 (See Note 1 to Financial Statements).

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT ** INFORMATION

 Transactions in Separate Account units for the year ended December 31, 1999 and the selected accumulation unit information as of December 31, 1999 were as follows:

                                                            Variable Accounts
                          ---------------------------------------------------------------------------------------------
                          Aggressive   Emerging               Bond and                Multi-      Equity      Growth
                            Equity     Markets      Growth     Income     Equity     Strategy     Income        LT
                          ---------------------------------------------------------------------------------------------
Total units outstanding
 at beginning of year      1,392,776   1,425,050   5,054,100   407,552   1,208,588  3,899,102    4,153,101    7,088,988
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                446,295     391,154     731,566   146,464     466,028    378,029      566,767    1,090,385
 (b) Transfers--policy
     charges and
     deductions             (109,665)   (106,579)   (260,557)  (35,534)   (119,693)  (170,710)    (209,156)    (396,786)
 (c) Transfers in (from
     other variable
     accounts)             2,146,964   3,074,166   4,963,234   535,185   3,543,441    572,679    1,295,559    4,047,924
 (d) Transfers out (to
     other variable
     accounts)            (1,801,331) (2,898,051) (5,249,564) (439,413) (2,178,697)  (445,339)  (1,169,106)  (2,989,259)
 (e) Transfers--other        (41,457)    (51,197)   (278,610)  (31,698)    (41,773)  (104,711)    (236,551)    (394,019)
                          ---------------------------------------------------------------------------------------------
            Sub-Total        640,806     409,493     (93,931)  175,004   1,669,306    229,948      247,513    1,358,245
                          ---------------------------------------------------------------------------------------------
Total units outstanding
 at end of year            2,033,582   1,834,543   4,960,169   582,556   2,877,894  4,129,050    4,400,614    8,447,233
                          ---------------------------------------------------------------------------------------------
Accumulation Unit Value:
 At beginning of year         $12.76       $7.07      $39.51    $12.96      $14.95     $34.37       $45.24       $32.06
 At end of year               $16.24      $10.85      $58.28    $12.01      $20.71     $36.79       $51.24       $63.51

                                                                                     Govern-
                           Mid-Cap      Equity    Small-Cap               Inter-       ment      Managed       Money
                          Value (1)     Index     Index (1)   REIT (1)   national   Securities     Bond       Market
                          ---------------------------------------------------------------------------------------------
Total units outstanding
 at beginning of year                  7,178,724                         7,183,483    722,500    4,098,497    4,086,161
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                101,351   1,525,978     154,672    32,153   1,297,474    162,177      639,829   14,668,834
 (b) Transfers--policy
     charges and
     deductions              (15,187)   (421,266)    (16,372)   (6,499)   (385,569)   (45,293)    (202,469)    (568,862)
 (c) Transfers in (from
     other variable
     accounts)               733,125   3,170,097   1,703,414   317,169   5,106,667    511,147    2,606,449   26,594,956
 (d) Transfers out (to
     other variable
     accounts)              (308,361) (2,484,612) (1,291,374)  (76,125) (4,851,038)  (308,321)  (2,349,734) (36,739,991)
 (e) Transfers--other         (7,378)   (436,615)     (3,136)   (2,097)   (335,483)   (87,525)    (108,284)    (657,157)
                          ---------------------------------------------------------------------------------------------
            Sub-Total        503,550   1,353,582     547,204   264,601     832,051    232,185      585,791    3,297,780
                          ---------------------------------------------------------------------------------------------
Total units outstanding
 at end of year              503,550   8,532,306     547,204   264,601   8,015,534    954,685    4,684,288    7,383,941
                          ---------------------------------------------------------------------------------------------
Accumulation Unit Value:
 At beginning of year         $10.00      $42.23      $10.00    $10.00      $21.88     $23.74       $24.85       $16.91
 At end of year               $10.34      $50.93      $11.74     $9.99      $26.87     $23.27       $24.38       $17.75

                          High Yield  Large-Cap
                             Bond     Value (1)       I          II        III          IV
                          -------------------------------------------------------------------
Total units outstanding
 at beginning of year      1,598,243                 127,998   167,752     342,807    304,588
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                351,193      86,694      95,802    72,580      94,055     49,583
 (b) Transfers--policy
     charges and
     deductions              (90,794)    (16,717)    (16,143)  (14,391)    (22,248)   (14,533)
 (c) Transfers in (from
     other variable
     accounts)             1,565,039     580,019     404,864   806,745     246,076    500,082
 (d) Transfers out (to
     other variable
     accounts)            (1,635,967)   (150,215)    (43,231) (144,796)   (161,952)  (533,493)
 (e) Transfers--other        (67,640)     (5,540)     (4,604)   (9,779)    (46,779)   (15,217)
                          -------------------------------------------------------------------
            Sub-Total        121,831     494,241     436,688   710,359     109,152    (13,578)
                          -------------------------------------------------------------------
Total units outstanding
 at end of year            1,720,074     494,241     564,686   878,111     451,959    291,010
                          -------------------------------------------------------------------
Accumulation Unit Value:
 At beginning of year         $27.14      $10.00      $11.89    $17.57      $12.99     $16.37
 At end of year               $27.92      $10.88      $17.58    $24.62      $18.72     $20.64

____________
** Accumulation Unit: unit of measure used to calculate the value of a Policy
   Owner's interest in a Variable Account during the accumulation period.

(1) Operations commenced during 1999 (See Note 1 to Financial Statements).

   INDEPENDENT AUDITORS' REPORT
   ----------------------------

   Pacific Life Insurance Company and Subsidiaries:

   We have audited the accompanying consolidated statements of financial condition of Pacific Life Insurance Company and Subsidiaries (the "Company") as of December 31, 1999 and 1998, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Pacific Life Insurance Company and Subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles.

   DELOITTE & TOUCHE LLP

   Costa Mesa, California
   February 22, 2000

                Pacific Life Insurance Company and Subsidiaries

                 CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION

                                                              December 31,
                                                             1999       1998
-------------------------------------------------------------------------------
                                                              (In Millions)
ASSETS
Investments:
  Securities available for sale at estimated fair value:
    Fixed maturity securities                              $14,814.0  $13,804.7
    Equity securities                                          295.2      547.5
  Trading securities at estimated fair value                    99.9       97.0
  Mortgage loans                                             2,920.2    2,788.7
  Real estate                                                  236.0      172.7
  Policy loans                                               4,258.5    4,003.2
  Other investments                                            882.7      951.7
-------------------------------------------------------------------------------
TOTAL INVESTMENTS                                           23,506.5   22,365.5
Cash and cash equivalents                                      439.4      154.1
Deferred policy acquisition costs                            1,446.1      899.8
Accrued investment income                                      287.2      259.3
Other assets                                                   830.7      361.2
Separate account assets                                     23,613.1   15,844.0
-------------------------------------------------------------------------------
TOTAL ASSETS                                               $50,123.0  $39,883.9
-------------------------------------------------------------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Universal life and investment-type products              $19,045.5  $17,973.0
  Future policy benefits                                     4,386.0    2,480.5
  Short-term and long-term debt                                224.4      445.1
  Other liabilities                                            939.2      813.3
  Separate account liabilities                              23,613.1   15,844.0
-------------------------------------------------------------------------------
TOTAL LIABILITIES                                           48,208.2   37,555.9
-------------------------------------------------------------------------------
Commitments and contingencies
Stockholder's Equity:
  Common stock - $50 par value; 600,000 shares authorized,
   issued and outstanding                                       30.0       30.0
  Paid-in capital                                              139.9      126.2
  Unearned ESOP shares                                         (11.6)
  Retained earnings                                          2,034.5    1,663.5
  Accumulated other comprehensive income (loss) -
   Unrealized gain (loss) on securities available for
   sale, net                                                  (278.0)     508.3
-------------------------------------------------------------------------------
TOTAL STOCKHOLDER'S EQUITY                                   1,914.8    2,328.0
-------------------------------------------------------------------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                 $50,123.0  $39,883.9
-------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                      Years Ended December 31,
                                                       1999     1998     1997
-------------------------------------------------------------------------------
                                                           (In Millions)
REVENUES
Universal life and investment-type product policy
 fees                                                $  653.8 $  525.3 $  431.2
Insurance premiums                                      483.9    537.1    526.4
Net investment income                                 1,473.3  1,413.6  1,325.4
Net realized investment gains                           101.5     39.4     85.4
Commission revenue                                      234.3    220.1    146.6
Other income                                            144.7    112.5     97.9
-------------------------------------------------------------------------------
TOTAL REVENUES                                        3,091.5  2,848.0  2,612.9
-------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Interest credited to universal life and investment-
 type products                                          904.4    880.8    797.8
Policy benefits paid or provided                        734.4    757.0    712.6
Commission expenses                                     484.6    387.2    305.1
Operating expenses                                      453.4    468.0    507.9
-------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                           2,576.8  2,493.0  2,323.4
-------------------------------------------------------------------------------

INCOME BEFORE PROVISION FOR INCOME TAXES                514.7    355.0    289.5
Provision for income taxes                              143.7    113.5    113.5
-------------------------------------------------------------------------------

NET INCOME                                           $  371.0 $  241.5 $  176.0
-------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                   Accumulated
                         Common Stock          Unearned               Other
                         ------------- Paid-in   ESOP   Retained  Comprehensive
                         Shares Amount Capital  Shares  Earnings  Income (Loss)  Total
-----------------------------------------------------------------------------------------
                                             (In Millions)

BALANCES,
 JANUARY 1, 1997                                        $1,318.0     $ 379.2    $1,697.2
Comprehensive income:
  Net income                                               176.0                   176.0
  Change in unrealized
   gain on securities
   available for sale,
   net                                                                 196.0       196.0
                                                                                --------
Total comprehensive
 income                                                                            372.0
Issuance of partnership
 units by affiliate                    $ 85.1                                       85.1
Initial member
 capitalization of
 Pacific Mutual Holding
 Company                                                    (2.0)                   (2.0)
Issuance of common
 stock                    0.6   $30.0    35.0              (65.0)
Dividend paid to
 Pacific LifeCorp                                           (5.0)                   (5.0)
-----------------------------------------------------------------------------------------

BALANCES,
 DECEMBER 31, 1997        0.6    30.0   120.1            1,422.0       575.2     2,147.3
Comprehensive income:
  Net income                                               241.5                   241.5
  Change in unrealized
   gain on securities
   available for sale,
   net                                                                 (66.9)      (66.9)
                                                                                --------
Total comprehensive
 income                                                                            174.6
Issuance of partnership
 units by affiliate                       6.1                                        6.1
-----------------------------------------------------------------------------------------
BALANCES,
 DECEMBER 31, 1998        0.6    30.0   126.2            1,663.5       508.3     2,328.0
Comprehensive loss:
  Net income                                               371.0                   371.0
  Change in unrealized
   gain on securities
   available for sale,
   net                                                                (786.3)     (786.3)
                                                                                --------
Total comprehensive
 loss                                                                             (415.3)
Issuance of partnership
 units by affiliate                      10.6                                       10.6
Capital contribution                      3.1                                        3.1
Purchase of ESOP note                           $(13.1)                            (13.1)
Allocation of unearned
 ESOP shares                                       1.5                               1.5
-----------------------------------------------------------------------------------------


BALANCES,
 DECEMBER 31, 1999        0.6   $30.0  $139.9   $(11.6) $2,034.5     $(278.0)   $1,914.8
-----------------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                Years Ended December 31,
                                                1999       1998       1997
------------------------------------------------------------------------------
                                                      (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                    $   371.0  $   241.5  $   176.0
Adjustments to reconcile net income to net
 cash provided by operating activities:
  Amortization on fixed maturity securities       (77.8)     (39.4)     (26.6)
  Depreciation and other amortization              20.5       26.0       38.3
  Earnings of equity method investees             (92.9)     (99.0)     (78.1)
  Deferred income taxes                            (8.5)     (20.6)     (14.4)
  Net realized investment gains                  (101.5)     (39.4)     (85.4)
  Net change in deferred policy acquisition
   costs                                         (546.3)    (171.9)    (196.4)
  Interest credited to universal life and in-
   vestment-type products                         904.4      880.8      797.8
  Change in trading securities                     (2.9)     (14.3)     (18.3)
  Change in accrued investment income             (27.9)       3.1      (59.9)
  Change in future policy benefits                 58.1       (9.7)     (16.3)
  Change in other assets and liabilities          207.1      102.2      574.9
------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES         703.3      859.3    1,091.6
------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Securities available for sale:
  Purchases                                    (4,173.4)  (4,330.5)  (6,272.3)
  Sales                                         2,333.8    2,209.3    2,224.1
  Maturities and repayments                     1,400.3    2,221.8    2,394.6
Repayments of mortgage loans                      681.0      334.9      179.3
Proceeds from sales of mortgage loans and
 real estate                                       24.4       43.3      104.4
Purchases of mortgage loans and real estate      (886.3)  (1,246.3)    (643.7)
Distributions from partnerships                   138.2      119.5       91.6
Change in policy loans                           (255.3)    (129.7)    (301.4)
Cash received from acquisitions of insurance
 blocks of business                               164.9               1,215.9
Other investing activity, net                     255.6     (466.6)     (70.8)
------------------------------------------------------------------------------
NET CASH USED IN INVESTING ACTIVITIES            (316.8)  (1,244.3)  (1,078.3)
------------------------------------------------------------------------------

(Continued)

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                            Years Ended December 31,
(Continued)                                 1999       1998       1997
-------------------------------------------------------------------------------
                                                  (In Millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits                                $ 4,453.4  $ 4,007.0  $ 2,679.8
  Withdrawals                              (4,322.3)  (3,770.7)  (2,667.3)
Net change in short-term and long-term
 debt                                        (220.7)     191.5      (16.5)
Purchase of ESOP note                         (13.1)
Allocation of unearned ESOP shares              1.5
Initial capitalization of Pacific Mutual
 Holding Company                                                     (2.0)
Dividend paid to Pacific LifeCorp                                    (5.0)
-------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) FINANCING
 ACTIVITIES                                  (101.2)     427.8      (11.0)
-------------------------------------------------------------------------------

Net change in cash and cash equivalents       285.3       42.8        2.3
Cash and cash equivalents, beginning of
 year                                         154.1      111.3      109.0
-------------------------------------------------------------------------------

CASH AND CASH EQUIVALENTS, END OF YEAR    $   439.4  $   154.1  $   111.3
-------------------------------------------------------------------------------

SUPPLEMENTAL SCHEDULE OF INVESTING AND FINANCING ACTIVITIES
In connection with the acquisitions of an annuity and an insurance block of business in 1999 and 1997, respectively, as discussed in Note 4, the following assets and liabilities were assumed:

     Fixed maturity securities            $ 1,592.7
     Cash and cash equivalents                164.9             $ 1,215.9
     Policy loans                                                   440.3
     Other assets                             100.4                  43.4
                                          ---------             ---------
        Total assets assumed              $ 1,858.0             $ 1,699.6
                                          ---------             ---------

     Policyholder account values                                $ 1,693.8
     Annuity reserves                     $ 1,847.4
     Other liabilities                         10.6                   5.8
                                          ---------             ---------
        Total liabilities assumed         $ 1,858.0             $ 1,699.6
                                          ---------             ---------

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULE OF NON CASH FINANCING ACTIVITIES
As a result of the Conversion in 1997, as discussed in Note 1, $65 million of retained earnings was allocated for the issuance of 600,000 shares of common stock with a par value totaling $30 million and $35 million to paid-in capital.

-------------------------------------------------------------------------------

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid                         $    83.0  $   127.9  $   153.0
Interest paid                             $    23.3  $    24.0  $    26.1
-------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES


   DESCRIPTION OF BUSINESS

   Pacific Life Insurance Company ("Pacific Life") was established in 1868 and is organized under the laws of the State of California as a stock life insurance company. Pacific Life is an indirect subsidiary of Pacific Mutual Holding Company ("PMHC"), a mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate stock holding company. PMHC and Pacific LifeCorp were organized pursuant to consent received from the Insurance Department of the State of California and the implementation of a plan of conversion to form a mutual holding company structure in 1997 (the "Conversion"). As a result of the Conversion, $65 million of retained earnings was allocated for the issuance of 600,000 shares of common stock with a par value totaling $30 million and $35 million to paid-in capital.

   Pacific Life and its subsidiaries and affiliates have primary business operations which consist of life insurance, annuities, pension and institutional products, group employee benefits, broker-dealer operations, and investment management and advisory services. Pacific Life's primary business operations provide a broad range of life insurance, asset accumulation and investment products for individuals and businesses and offer a range of investment products to institutions and pension plans.

   BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

   The accompanying consolidated financial statements of Pacific Life Insurance Company and Subsidiaries (the "Company") have been prepared in accordance with generally accepted accounting principles ("GAAP") and include the accounts of Pacific Life and its majority owned and controlled subsidiaries. All significant intercompany transactions and balances have been eliminated. Pacific Life prepares its regulatory financial statements based on accounting practices prescribed or permitted by the Insurance Department of the State of California. These consolidated financial statements differ from those filed with regulatory authorities (Note 2).

   NEW ACCOUNTING PRONOUNCEMENTS

   On January 1, 1999, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use." SOP 98-1 requires that certain costs incurred in developing internal use computer software be capitalized. Adoption of this accounting standard did not have a material impact on the Company's consolidated financial statements.

   In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133, as amended by SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities-- Deferral of the Effective Date of FASB Statement No. 133," is effective for fiscal years beginning after June 15, 2000. SFAS No. 133 requires, among other things, that all derivatives be recognized in the consolidated statements of financial condition as either assets or liabilities and measured at estimated fair value. The corresponding derivative gains and losses should be reported based upon the hedge relationship, if such a relationship exists. Changes in the estimated fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS No. 133 are required to be reported in income. The Company is required to adopt SFAS No. 133 as of January 1, 2001. The Company is in the process of quantifying the impact of SFAS No. 133 on its consolidated financial statements.


   During 1998, the AICPA issued SOP 98-7, "Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk." SOP 98-7 provides guidance on how to account for insurance and reinsurance contracts that do not transfer insurance risk under a method referred to as deposit accounting. SOP 98-7 is effective for fiscal years beginning after June 15, 1999. The Company currently plans to adopt

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   SOP 98-7 on January 1, 2000. Adoption of this accounting standard is not expected to have a material impact on the Company's consolidated financial statements.

   INVESTMENTS

   Available for sale fixed maturity and equity securities are reported at estimated fair value, with unrealized gains and losses, net of deferred income taxes and adjustments related to deferred policy acquisition costs, included as a separate component of equity on the accompanying consolidated statements of financial condition. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. Trading securities are reported at estimated fair value with unrealized gains and losses included in net realized investment gains on the accompanying consolidated statements of operations.

   For mortgage-backed securities included in fixed maturity securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. This adjustment is reflected in net investment income on the accompanying consolidated statements of operations.

   Realized gains and losses on investment transactions are determined on a specific identification basis and are included in net realized investment gains on the accompanying consolidated statements of operations.

   Derivative financial instruments are carried at estimated fair value. Unrealized gains and losses of derivatives used to hedge securities classified as available for sale are reflected in a separate component of equity on the accompanying consolidated statements of financial condition, similar to the accounting of the underlying hedged assets. Realized gains and losses on derivatives used for hedging are deferred and amortized over the average life of the related hedged assets or liabilities. Unrealized gains and losses of other derivatives are included in net realized investment gains on the accompanying consolidated statements of operations.

   Mortgage loans, net of valuation allowances, and policy loans are stated at unpaid principal balances.

   Real estate is carried at depreciated cost, net of writedowns, or, for real estate acquired in satisfaction of debt, estimated fair value less estimated selling costs at the date of acquisition if lower than the related unpaid balance.

   Partnership and joint venture interests in which the Company does not have a controlling interest or a majority ownership are generally recorded using the equity method of accounting and are included in other investments on the accompanying consolidated statements of financial condition.

   The Company, through its wholly owned subsidiary Pacific Asset Management LLC ("PAM"), has an approximate 33% beneficial ownership interest in PIMCO Advisors L.P. ("PIMCO Advisors") as of December 31, 1999 and 1998. In December 1997, PIMCO Advisors completed a transaction in which it acquired the assets of Oppenheimer Capital, L.P., including its interest in Oppenheimer Capital, by issuing approximately 33 million PIMCO Advisors General and Limited Partner units. In connection with this transaction, the Company increased its investment in PIMCO Advisors to reflect the excess of the Company's pro rata share of PIMCO Advisors partners' capital subsequent to this transaction over the carrying value of the Company's investment in PIMCO Advisors. The net result of this transaction was to directly increase stockholder's equity by $85.1 million. During 1999 and 1998, the Company increased its investment in PIMCO Advisors to reflect its pro rata share of the increase to PIMCO Advisors partners' capital due to the issuance of additional partnership units. For the years ended December 31, 1999 and 1998, there was a direct increase to the Company's stockholder's equity of $10.6 million and $6.1 million, respectively. During 1998, the Company also acquired the beneficial ownership of additional partnership units. Deferred taxes resulting from these transactions have been included in the accompanying consolidated financial statements.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)


   On October 31, 1999, PAM entered into an Implementation and Merger Agreement with Allianz of America, Inc. ("Allianz") and a number of other parties in which Allianz will purchase 70% of the outstanding partnership units of PIMCO Advisors. PAM is exchanging its interest in PIMCO Advisors for a beneficial economic interest in a new class of PIMCO Advisors partnership units with a cash distribution comprised of a fixed and variable return. This transaction is anticipated to close during the first half of 2000, subject to certain closing conditions and approvals.

   In connection with this transaction, PAM has entered into a Continuing Investment Agreement with Allianz with respect to its investment in PIMCO Advisors. The investment in PIMCO Advisors held by PAM will be subject to put and call options held by PAM and Allianz, respectively. The put option gives PAM the right to require Allianz, on the last business day of each calendar quarter, to purchase all of the investment in PIMCO Advisors held by PAM. The put option price would be the distributions per unit amount, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14.0. The call option gives Allianz the right to require PAM, on any January 31, April 30, July 31, or October 31, beginning on January 31, 2003, to sell its investment in PIMCO Advisors to Allianz. The call option price would be the distributions per unit, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14.0 if the call per unit value is at least $50.

   CASH AND CASH EQUIVALENTS

   Cash and cash equivalents include all liquid debt instruments with an original maturity of three months or less.

   DEFERRED POLICY ACQUISITION COSTS

   The costs of acquiring new insurance business, principally commissions, medical examinations, underwriting, policy issue and other expenses, all of which vary with and are primarily related to the production of new business, have been deferred. For universal life, annuity and other investment-type products, such costs are generally amortized over the expected life of the contract in proportion to the present value of expected gross profits using the assumed crediting rate. Adjustments are reflected in earnings or equity in the period the Company experiences deviations in gross profit assumptions. Adjustments directly affecting equity result from experience deviations due to changes in unrealized gains and losses in investments classified as available for sale. For traditional life insurance products, such costs are being amortized over the premium-paying period of the related policies in proportion to premium revenues recognized, using assumptions consistent with those used in computing policy reserves. For the years ended December 31, 1999, 1998 and 1997, amortization of deferred policy acquisition costs included in commission expenses amounted to $131.7 million, $73.0 million and $50.2 million, respectively, and included in operating expenses amounted to $55.4 million, $33.5 million and $29.4 million, respectively, on the accompanying consolidated statements of operations.

   UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCTS

   Universal life and investment-type products, including guaranteed investment contracts and funding agreements, are valued using the retrospective deposit method and consist principally of deposits received plus interest credited less accumulated assessments. Interest credited to these policies primarily ranged from 4% to 8.4% during 1999, 1998 and 1997.

   FUTURE POLICY BENEFITS

   Life insurance reserves are valued using the net level premium method. Interest rate assumptions ranged from 4.5% to 9.3% for 1999, 1998 and 1997. Mortality, morbidity and withdrawal assumptions are generally based on the Company's experience, modified to provide for possible unfavorable deviations. Future dividends for

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   participating business are provided for in the liability for future policy benefits. Dividends to policyholders are included in policy benefits paid or provided on the accompanying consolidated statements of operations.

   Dividends are accrued based on dividend formulas approved by the Board of Directors and reviewed for reasonableness and equitable treatment of policyholders by an independent consulting actuary. As of December 31, 1999 and 1998, participating experience rated policies paying dividends represented approximately 1% of direct written life insurance in force.

   REVENUES AND EXPENSES

   Insurance premiums are recognized as revenue when due. Benefits and expenses, other than deferred policy acquisition costs, are recognized when incurred.

   Generally, receipts for universal life, annuities and other investment-type products are classified as deposits. Policy fees from these contracts include mortality charges, surrender charges and earned policy service fees. Expenses related to these products include interest credited to account balances and benefit amounts in excess of account balances.

   Commission revenue from Pacific Life's broker-dealer subsidiaries is recorded on the trade date.

   DEPRECIATION AND AMORTIZATION

   Depreciation of investment real estate is computed on the straight-line method over the estimated useful lives which range from 5 to 30 years. Certain other assets are depreciated or amortized on the straight-line method over periods ranging from 3 to 40 years. Depreciation of investment real estate is included in net investment income on the accompanying consolidated statements of operations. Depreciation and amortization of certain other assets is included in operating expenses on the accompanying consolidated statements of operations.

   INCOME TAXES

   Pacific Life is taxed as a life insurance company for income tax purposes and is included in the consolidated income tax returns of PMHC. Prior to 1998, Pacific Life was subject to an equity tax calculated by a prescribed formula that incorporated a differential earnings rate between stock and mutual life insurance companies. In December 1998, the Internal Revenue Service released Revenue Ruling 99-3 which exempts Pacific Life from this tax for taxable years beginning in 1998. Deferred income taxes are provided for timing differences in the recognition of revenues and expenses for financial reporting and income tax purposes.

   SEPARATE ACCOUNTS

   Separate account assets are recorded at market value and the related liabilities represent segregated contract owner funds maintained in accounts with individual investment objectives. The investment results of separate account assets generally pass through to separate account contract owners.

   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

   The estimated fair value of financial instruments, disclosed in Notes 5, 6 and 7, has been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented may not be indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)


   RISKS AND UNCERTAINTIES

   The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, investment market risk, credit risk and legal and regulatory changes.

   Interest rate risk is the potential for interest rates to change, which can cause fluctuations in the value of investments. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company may have to sell assets prior to their maturity and realize losses. The Company controls its exposure to this risk by, among other things, asset/liability matching techniques which attempt to match the duration of assets and liabilities and utilization of derivative instruments. Additionally, the Company includes contractual provisions limiting withdrawal rights for certain of its products. A substantial portion of the Company's liabilities are not subject to surrender or can be surrendered only after deduction of a surrender charge or a market value adjustment.

   Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company manages its investments to limit credit risk by diversifying its portfolio among various security types and industry sectors. The credit risk of financial instruments is controlled through credit approval procedures, limits and ongoing monitoring. Real estate and mortgage loan investment risks are limited by diversification of geographic location and property type. Management does not believe that significant concentrations of credit risk exist.

   The Company is also exposed to credit loss in the event of nonperformance by the counterparties to interest rate swap contracts and other derivative securities. The Company manages this risk through credit approvals and limits on exposure to any specific counterparty. However, the Company does not anticipate nonperformance by the counterparties.

   The Company is subject to various state and Federal regulatory authorities. The potential exists for changes in regulatory initiatives which can result in additional, unanticipated expense to the Company. Existing Federal laws and regulations affect the taxation of life insurance or annuity products, and insurance companies. There can be no assurance as to what, if any, cases might be decided or future legislation might be enacted, or if decided or enacted, whether such cases or legislation would contain provisions with possible negative effects on the Company's life insurance or annuity products.

   USE OF ESTIMATES

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   RECLASSIFICATIONS

   Certain prior year amounts have been reclassified to conform to the 1999 financial statement presentation.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. STATUTORY RESULTS


   The following are reconciliations of statutory capital and surplus, and statutory net income for Pacific Life, as calculated in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of California, to the amounts reported as stockholder's equity and net income included on the accompanying consolidated financial statements:

                                                          December 31,
                                                          1999      1998
                                                        ------------------
                                                          (In Millions)
         Statutory capital and surplus                  $1,219.1  $1,157.4
           Deferred policy acquisition costs             1,398.6     944.5
           Deferred income taxes                           304.5     307.1
           Asset valuation reserve                         232.1     298.7
           Non admitted assets                              83.3      40.4
           Subsidiary equity                                25.2      26.5
           Surplus notes                                  (149.6)   (149.6)
           Unrealized gain (loss) on securities avail-
            able for sale, net                            (278.0)    508.3
           Insurance and annuity reserves                 (845.2)   (654.4)
           Other                                           (75.2)   (150.9)
                                                        ------------------
         Stockholder's equity as reported herein        $1,914.8  $2,328.0
                                                        ------------------


                                               Years Ended December 31,
                                                1999      1998      1997
                                              ----------------------------
                                                    (In Millions)
         Statutory net income                 $  168.4  $  187.6  $  121.5
           Deferred policy acquisition costs     379.2     177.3     160.4
           Deferred income taxes                  (2.7)     17.9      41.2
           Earnings of subsidiaries              (27.5)    (32.8)    (40.6)
           Insurance and annuity reserves       (184.3)   (145.1)   (107.0)
           Other                                  37.9      36.6       0.5
                                              ----------------------------
         Net income as reported herein        $  371.0  $  241.5  $  176.0
                                              ----------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. STATUTORY RESULTS (Continued)


   RISK-BASED CAPITAL

   Risk-based capital is a method developed by the National Association of Insurance Commissioners ("NAIC") to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. The adequacy of a company's actual capital is measured by the risk-based capital results as determined by the formulas. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 1999 and 1998, Pacific Life and Pacific Life & Annuity Company, formerly PM Group Life Insurance Company, a wholly owned Arizona domiciled life insurance subsidiary of Pacific Life, exceeded the minimum risk-based capital requirements.

   CODIFICATION

   In 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). The Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices and it is uncertain when, or if, the states of California and Arizona will require adoption of Codification for the preparation of statutory financial statements. The Company has not finalized the quantification of the effects of Codification on its statutory financial statements.

   DIVIDEND RESTRICTIONS

   Dividend payments by Pacific Life to Pacific LifeCorp in any 12-month period cannot exceed the greater of 10% of statutory capital and surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Insurance Department of the State of California. Based on this limitation and 1999 statutory results, Pacific Life could pay $174.0 million in dividends in 2000 without prior approval. No dividends were paid during 1999 and 1998.

   The maximum amount of ordinary dividends that can be paid by PL&A without restriction cannot exceed the lesser of 10% of statutory surplus as regards to policyholders, or the statutory net gain from operations. No dividends were paid during 1999 and 1998.

   PERMITTED PRACTICE

   Net cash distributions received on PAM's investment in PIMCO Advisors are recorded as income as permitted by the Insurance Department of the State of California for statutory accounting purposes.

3. CLOSED BLOCK

   In connection with the Conversion, an arrangement known as a closed block (the "Closed Block") was established, for dividend purposes only, for the exclusive benefit of certain individual life insurance policies that had an experience based dividend scale for 1997. The Closed Block was designed to give reasonable assurance to holders of Closed Block policies that policy dividends will not change solely as a result of the Conversion.

   Assets that support the Closed Block, which are primarily included in fixed maturity securities, policy loans and accrued investment income, amounted to $293.5 million and $311.6 million as of December 31, 1999 and 1998, respectively. Liabilities allocated to the Closed Block, which are primarily included in future policy benefits amounted to $341.8 million and $352.8 million as of December 31, 1999 and 1998, respectively. The contribution

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. CLOSED BLOCK (Continued)

   to income from the Closed Block amounted to $3.8 million, $5.1 million and $5.7 million and is primarily included in insurance premiums, net investment income and policy benefits paid or provided for the years ended December 31, 1999, 1998 and 1997, respectively.

4. ACQUISITIONS

   Effective July 15, 1999, Pacific Life acquired a payout annuity block of business from Confederation Life Insurance Company (U.S.) in Rehabilitation, which is currently under rehabilitation ("Confederation Life"). This block of business consists of approximately 16,000 annuitants having reserves of $1.8 billion. The assets received as part of this acquisition amounted to $1.6 billion in fixed maturity securities and $0.2 billion in cash.

   The remaining cost of acquiring this annuity business, representing the amount equal to the excess of the estimated fair value of the reserves assumed over the estimated fair value of the assets acquired, amounted to $74.5 million as of December 31, 1999, and is included in deferred policy acquisition costs on the accompanying consolidated statement of financial condition. Amortization of this asset for the year ended December 31, 1999 amounted to $0.4 million, and is included in commission expense on the accompanying consolidated statement of operations.

   On June 1, 1997, Pacific Life acquired a block of corporate-owned life insurance ("COLI") policies from Confederation Life, which consisted of approximately 38,000 policies having a face amount of insurance of $8.6 billion and reserves of $1.7 billion. The assets received as part of this acquisition amounted to $1.2 billion in cash and $0.4 billion in policy loans. This block is primarily non leveraged COLI.

   The remaining cost of acquiring this COLI business, representing the amount equal to the excess of the estimated fair value of the reserves assumed over the estimated fair value of the assets acquired, amounted to $27.9 million and $36.5 million as of December 31, 1999 and 1998, respectively, and is included in deferred policy acquisition costs on the accompanying consolidated statements of financial condition. Amortization of this asset for the years ended December 31, 1999, 1998 and 1997 amounted to $8.6 million, $7.7 million and $0.9 million, respectively, and is included in commission expenses on the accompanying consolidated statements of operations.

   During 1999, Pacific Life acquired a 95% interest in Grayhawk Golf Holdings, LLC, which owns 100% of a real estate investment property in Arizona.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENT IN FIXED MATURITY AND EQUITY SECURITIES

   The amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity and equity securities available for sale are shown below. The estimated fair value of publicly traded securities is based on quoted market prices. For securities not actively traded, estimated fair values were provided by independent pricing services specializing in "matrix pricing" and modeling techniques. The Company also estimates certain fair values based on interest rates, credit quality and average maturity or from securities with comparable trading characteristics.

                                                Gross Unrealized
                                      Amortized ----------------- Estimated
                                        Cost     Gains    Losses  Fair Value
                                      --------------------------------------
                                                  (In Millions)
    As of December 31, 1999:
    U.S. Treasury securities and
     obligations of U.S. government
     authorities and agencies         $   107.7 $    9.3 $    1.0 $   116.0
    Obligations of states, political
     subdivisions                         642.0     13.0     27.7     627.3
    Foreign governments                   285.0     10.5      6.7     288.8
    Corporate securities                8,725.0    220.3    387.4   8,557.9
    Mortgage-backed and asset-backed
     securities                         5,323.8     33.7    251.1   5,106.4
    Redeemable preferred stock            108.5     14.2      5.1     117.6
                                      --------------------------------------
    Total fixed maturity securities   $15,192.0 $  301.0 $  679.0 $14,814.0
                                      --------------------------------------
    Total equity securities           $   269.3 $   57.0 $   31.1 $   295.2
                                      --------------------------------------
    As of December 31, 1998:
    U.S. Treasury securities and
     obligations of U.S. government
     authorities and agencies         $    95.6 $   25.1          $   120.7
    Obligations of states, political
     subdivisions                         481.9     91.3 $   11.8     561.4
    Foreign governments                   253.1     28.3      4.3     277.1
    Corporate securities                7,888.7    446.3    124.5   8,210.5
    Mortgage-backed and asset-backed
     securities                         4,434.7    143.1     53.0   4,524.8
    Redeemable preferred stock            104.0     11.3      5.1     110.2
                                      --------------------------------------
    Total fixed maturity securities   $13,258.0 $  745.4 $  198.7 $13,804.7
                                      --------------------------------------
    Total equity securities           $   364.4 $  202.6 $   19.5 $   547.5
                                      --------------------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENT IN FIXED MATURITY AND EQUITY SECURITIES (Continued)

   The amortized cost and estimated fair value of fixed maturity securities available for sale as of December 31, 1999, by contractual repayment date of principal, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                     Amortized Estimated
                                                       Cost    Fair Value
                                                     --------------------
                                                        (In Millions)
         Due in one year or less                     $   566.5 $   572.6
         Due after one year through five years         3,324.0   3,366.5
         Due after five years through ten years        2,995.9   2,921.4
         Due after ten years                           2,981.8   2,847.1
                                                     -------------------
                                                       9,868.2   9,707.6
         Mortgage-backed and asset-backed securi-
          ties                                         5,323.8   5,106.4
                                                     -------------------
         Total                                       $15,192.0 $14,814.0
                                                     -------------------

   Major categories of investment income are summarized as follows:

                                    Years Ended December 31,
                                     1999     1998     1997
                                   --------------------------
                                         (In Millions)
        Fixed maturity securities  $1,030.3 $  929.7 $  940.2
        Equity securities              14.6     13.5     10.2
        Mortgage loans                205.6    174.6    129.5
        Real estate                    46.5     38.1     53.6
        Policy loans                  158.6    161.5    144.3
        Other                         131.7    203.2    156.2
                                   --------------------------
          Gross investment income   1,587.3  1,520.6  1,434.0
        Investment expense            114.0    107.0    108.6
                                   --------------------------
          Net investment income    $1,473.3 $1,413.6 $1,325.4
                                   --------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENT IN FIXED MATURITY AND EQUITY SECURITIES (Continued)


   Net realized investment gain, including changes in valuation allowances, are as follows:

                                                Years Ended December 31,
                                                 1999      1998      1997
                                               ----------------------------
                                                     (In Millions)
        Fixed maturity securities available
         for sale:
          Gross gain                           $   89.3  $   92.7  $   56.3
          Gross loss                              (72.9)    (84.8)    (31.1)
        Equity securites available for sale:
          Gross gain                              109.0      40.9      36.1
          Gross loss                              (52.0)     (6.8)     (6.2)
        Mortgage loans on real estate              10.1     (10.7)     (4.6)
        Real estate                                18.0       1.2      16.9
        Other investments                                     6.9      18.0
                                               ----------------------------
        Total                                  $  101.5  $   39.4  $   85.4
                                               ----------------------------

   The change in gross unrealized gain on investments in available for sale and trading securities is as follows:

                                              December 31,
                                          1999      1998     1997
                                        --------------------------
                                             (In Millions)
        Available for sale securities:
          Fixed maturity                $  (924.7) $(229.5) $223.5
          Equity                           (157.2)    63.1    85.7
                                        --------------------------
        Total                           $(1,081.9) $(166.4) $309.2
                                        --------------------------
        Trading securities              $     0.4  $  (2.5) $ (1.1)
                                        --------------------------

   As of December 31, 1999 and 1998, investments in fixed maturity securities with a carrying value of $12.6 million and $13.0 million, respectively, were on deposit with state insurance departments to satisfy regulatory requirements. One diversified financial security, rated AA, exceeds 10% of total stockholder's equity as of December 31, 1999.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. FINANCIAL INSTRUMENTS


   The estimated fair values of the Company's financial instruments are as follows:

                                      December 31, 1999    December 31, 1998
                                     -------------------- --------------------
                                     Carrying  Estimated  Carrying  Estimated
                                      Amount   Fair Value  Amount   Fair Value
                                     -----------------------------------------
                                                   (In Millions)
    Assets:
      Fixed maturity and equity
       securities (Note 5)           $15,109.2 $15,109.2  $14,352.2 $14,352.2
      Trading securities                  99.9      99.9       97.0      97.0
      Mortgage loans                   2,920.2   2,983.8    2,788.7   2,911.2
      Policy loans                     4,258.5   4,258.5    4,003.2   4,003.2
      Cash and cash equivalents          439.4     439.4      154.1     154.1
      Derivative instruments              43.5      43.5      176.1     176.1
    Liabilities:
      Guaranteed interest contracts    6,365.0   6,296.3    5,665.3   5,751.0
      Deposit liabilities                544.9     533.7      599.9     626.7
      Annuity liabilities              1,323.3   1,304.8    1,448.0   1,430.1
      Short-term debt                     60.0      60.0      295.5     295.5
      Long-term debt                     164.4     164.3      149.6     176.0
      Derivative instruments             229.5     229.5       36.0      36.0

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. FINANCIAL INSTRUMENTS (Continued)


   The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 1999 and 1998:

   TRADING SECURITIES

   The estimated fair value of trading securities is based on quoted market prices.

   MORTGAGE LOANS

   The estimated fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using a year-end market rate which is applicable to the yield, credit quality and average maturity of the composite portfolio.

   POLICY LOANS

   The carrying amounts of policy loans are a reasonable estimate of their fair values because interest rates are generally variable and based on current market rates.

   CASH AND CASH EQUIVALENTS

   The carrying values approximate fair values due to the short-term maturities of these instruments.

   GUARANTEED INTEREST CONTRACTS AND DEPOSIT LIABILITIES

   The estimated fair value of fixed maturity guaranteed interest contracts is estimated using the rates currently offered for deposits of similar remaining maturities. The estimated fair value of deposit liabilities with no defined maturities is the amount payable on demand.

   ANNUITY LIABILITIES

   The estimated fair value of annuity liabilities approximates carrying value and primarily includes policyholder deposits and accumulated credited interest.

   SHORT-TERM DEBT

   The carrying amount of short-term debt is a reasonable estimate of its fair value because the interest rates are variable and based on current market rates.

   LONG-TERM DEBT

   The estimated fair value of surplus notes is based on market quotes. The carrying amount of other long-term debt is a reasonable estimate of its fair value because the interest on the debt is approximately the same as current market rates.

   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

   Pacific Life has issued certain contracts to 401(k) plans totaling $1.7 billion as of December 31, 1999, pursuant to the terms of which the 401(k) plan retains direct ownership and control of the assets related to these contracts. Pacific Life agrees to provide benefit responsiveness in the event that plan benefit requests exceed plan cash flows. In return for this guarantee, Pacific Life receives a fee which varies by contract. Pacific Life sets the investment guidelines to provide for appropriate credit quality and cash flow matching.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVE INSTRUMENTS

   Derivatives are financial instruments whose value or cash flows are "derived" from another source, such as an underlying security. They can facilitate total return and, when used for hedging, they achieve the lowest cost and most efficient execution of positions. Derivatives can also be used as leverage by using very large notional amounts or by creating formulas that multiply changes in the underlying security. The Company's approach is to avoid highly leveraged or overly complex investments. The Company utilizes certain derivative financial instruments to diversify its business risk and to minimize its exposure to fluctuations in market prices, interest rates or basis risk as well as for facilitating total return. Risk is limited through modeling derivative performance in product portfolios for hedging and setting loss limits in total return portfolios.

   Derivatives used by the Company involve elements of credit risk and market risk in excess of amounts recognized on the accompanying consolidated financial statements. The notional amounts of these instruments reflect the extent of involvement in the various types of financial instruments. The estimated fair values of these instruments are based on dealer quotations or internal price estimates believed to be comparable to dealer quotations. These amounts estimate what the Company would have to pay or receive if the contracts were terminated at that time. The Company determines, on an individual counterparty basis, the need for collateral or other security to support financial instruments with off balance sheet counterparty risk.

   Outstanding derivatives with off balance sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values as of December 31, 1999 and 1998 are as follows:

                                                         Assets (Liabilities)
                                                ----------------------------------------
                                 Notional or    Carrying  Estimated  Carrying Estimated
                              Contract Amounts   Value    Fair Value  Value   Fair Value
                              ----------------- --------  ---------- -------- ----------
                                1999     1998     1999       1999      1998      1998
                              ----------------------------------------------------------
                                                    (In Millions)
    Interest rate floors,
     caps, options and
     swaptions                $1,003.0 $2,653.0 $   5.0    $   5.0    $ 67.9    $ 67.9
    Interest rate swap
     contracts                 2,867.5  2,608.6    38.5       38.5     (23.3)    (23.3)
    Asset swap contracts          58.1     63.2    (3.6)      (3.6)     (3.6)     (3.6)
    Credit default and total
     return swaps              2,061.9    649.6   (43.1)     (43.1)     (9.1)     (9.1)
    Financial futures
     contracts                   676.8    608.9
    Foreign currency
     derivatives               1,685.1  1,131.2  (182.8)    (182.8)    108.2     108.2
                              ----------------------------------------------------------
     Total derivatives        $8,352.4 $7,714.5 $(186.0)   $(186.0)   $140.1    $140.1
                              ----------------------------------------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVE INSTRUMENTS (Continued)

   A reconciliation of the notional or contract amounts and discussion of the various derivative instruments are as follows:

                                    Balance               Terminations Balance
                                   Beginning                  and        End
                                    of Year  Acquisitions  Maturities  of Year
                                    -------------------------------------------
                                                  (In Millions)
    December 31, 1999:
    ------------------
      Interest rate floors, caps,
       options and swaptions       $2,653.0    $  670.9     $2,320.9   $1,003.0
      Interest rate swap
       contracts                    2,608.6     1,226.2        967.3    2,867.5
      Asset swap contracts             63.2         7.8         12.9       58.1
      Credit default and total
       return swaps                   649.6     1,617.3        205.0    2,061.9
      Financial futures contracts     608.9     5,586.8      5,518.9      676.8
      Foreign currency
       derivatives                  1,131.2       874.0        320.1    1,685.1
    December 31, 1998:
    ------------------
      Interest rate floors, caps,
       options and swaptions        2,730.0       160.6        237.6    2,653.0
      Interest rate swap
       contracts                    2,026.1       960.8        378.3    2,608.6
      Asset swap contracts             67.4        30.3         34.5       63.2
      Credit default and total
       return swaps                   288.5       771.5        410.4      649.6
      Financial futures contracts     214.1     4,108.4      3,713.6      608.9
      Foreign currency
       derivatives                    207.0       959.4         35.2    1,131.2

   Interest Rate Floors, Caps, Options and Swaptions
   -------------------------------------------------

   The Company uses interest rate floors, caps, options and swaptions to hedge against fluctuations in interest rates and to take positions in its total return portfolios. Interest rate floor agreements entitle the Company to receive the difference when the current rate of the underlying index is below the strike rate. Interest rate cap agreements entitle the Company to receive the difference when the current rate of the underlying index is above the strike rate. Options purchased involve the right, but not the obligation, to purchase the underlying securities at a specified price during a given time period. Swaptions are options to enter into a swap transaction at a specified price. The Company uses written covered call options on a limited basis. Gains and losses on covered calls are offset by gains and losses on the underlying position. Floors, caps and options are reported as assets and options written are reported as liabilities on the accompanying consolidated statements of financial condition. Cash requirements for these instruments are generally limited to the premium paid by the Company at acquisition. The purchase premium of these instruments is amortized on a constant effective yield basis and included as a component of net investment income on the accompanying consolidated statements of operations over the term of the agreement. Interest rate floors and caps, options and swaptions mature during the years 2000 through 2017.

   Interest Rate Swap Contracts
   ----------------------------

   The Company uses interest rate swaps to manage interest rate risk and to take positions in its total return portfolios. The interest rate swap agreements generally involve the exchange of fixed and floating rate interest payments or the exchange of floating to floating interest payments tied to different indexes. Generally, no premium is paid to enter into the contract and no principal payments are made by either party. The amounts to

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVE INSTRUMENTS (Continued)

   be received or paid pursuant to these agreements are accrued and recognized through an adjustment to net investment income on the accompanying consolidated statements of operations over the life of the agreements. The interest rate swap contracts mature during the years 2000 through 2021.

   Asset Swap Contracts
   --------------------

   The Company uses asset swap contracts to manage interest rate and equity risk to better match portfolio duration to liabilities. Asset swap contracts involve the exchange of upside equity potential for fixed income streams. The amounts to be received or paid pursuant to these agreements are accrued and recognized through an adjustment to net investment income on the accompanying consolidated statements of operations over the life of the agreements. The asset swap contracts mature during the years 2000 through 2005.

   Credit Default and Total Return Swaps
   -------------------------------------

   The Company uses credit default and total return swaps to take advantage of market opportunities. Credit default swaps involve the receipt of fixed rate payments in exchange for assuming potential credit exposure of an underlying security. Total return swaps involve the exchange of floating rate payments for the total return performance of a specified index or market. The amounts to be received or paid pursuant to these agreements are accrued and recognized through an adjustment to net investment income on the accompanying consolidated statements of operations over the life of the agreements. Credit default and total return swaps mature during the years 2000 through 2028.

   Financial Futures Contracts
   ---------------------------

   The Company uses exchange-traded financial futures contracts to hedge cash flow timing differences between assets and liabilities and overall portfolio duration. Assets and liabilities are rarely acquired or sold at the same time, which creates a need to hedge their change in value during the unmatched period. In addition, foreign currency futures may be used to hedge foreign currency risk on non-U.S. dollar denominated securities. Financial futures contracts obligate the holder to buy or sell the underlying financial instrument at a specified future date for a set price and may be settled in cash or by delivery of the financial instrument. Price changes on futures are settled daily through the required margin cash flows. The notional amounts of the contracts do not represent future cash requirements, as the Company intends to close out open positions prior to expiration.

   Foreign Currency Derivatives
   ----------------------------

   The Company enters into foreign exchange forward contracts and swaps to hedge against fluctuations in foreign currency exposure. Foreign currency derivatives involve the exchange of foreign currency denominated payments for U.S. dollar denominated payments. Gains and losses on foreign exchange forward contracts offset losses and gains, respectively, on the related foreign currency denominated assets. The amounts to be received or paid under the foreign currency swaps are accrued and recognized through an adjustment to net investment income on the accompanying consolidated statements of operations over the life of the agreements. Foreign currency derivatives expire during the years 2000 through 2013.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8. UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCTS


   The detail of universal life and investment-type product liabilities is as follows:


                                       December 31,
                                      1999      1998
                                    -------------------
                                       (In Millions)
          Universal life            $10,807.7 $10,218.0
          Investment-type products    8,237.8   7,755.0
                                    -------------------
                                    $19,045.5 $17,973.0
                                    -------------------

   The detail of universal life and investment-type product policy fees and interest credited net of reinsurance ceded is as follows:

                                       Years Ended December 31,
                                        1999     1998     1997
                                      --------------------------
                                            (In Millions)
          Policy fees:
            Universal life            $  509.2 $  439.9 $  377.5
            Investment-type products     144.6     85.4     53.7
                                      --------------------------
          Total policy fees           $  653.8 $  525.3 $  431.2
                                      --------------------------
          Interest credited:
            Universal life            $  443.9 $  440.8 $  368.2
            Investment-type products     460.5    440.0    429.6
                                      --------------------------
          Total interest credited     $  904.4 $  880.8 $  797.8
                                      --------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9. LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES


   Activity in the liability for unpaid claims and claim adjustment expenses, which is included in future policy benefits on the accompanying consolidated statements of financial condition, is summarized as follows:

                                              Years Ended
                                             December 31,
                                              1999    1998
                                             --------------
                                             (In Millions)
            Balance at January 1             $137.4  $140.5
              Less reinsurance recoverables     0.1     0.7
                                             --------------
            Net balance at January 1          137.3   139.8
                                             --------------
            Incurred related to:
              Current year                    376.8   412.9
              Prior years                     (33.8)  (18.3)
                                             --------------
            Total incurred                    343.0   394.6
                                             --------------
            Paid related to:
              Current year                    286.7   303.5
              Prior years                      77.1    93.6
                                             --------------
            Total paid                        363.8   397.1
                                             --------------
            Net balance at December 31        116.5   137.3
              Plus reinsurance recoverables     0.1     0.1
                                             --------------
            Balance at December 31           $116.6  $137.4
                                             --------------

   As a result of payment of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $33.8 million and $18.3 million for the years ended December 31, 1999 and 1998, respectively. The reduction is primarily due to lower than anticipated settlement of claims and reduced claim adjustment expenses.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10. SHORT-TERM AND LONG-TERM DEBT


   Pacific Life borrows for short-term needs by issuing commercial paper. There was no commercial paper debt outstanding as of December 31, 1999. Principal of $234.9 million and interest payable of $0.6 million was outstanding as of December 31, 1998 bearing an average interest rate of 5.2%. As of December 31, 1999 and 1998, Pacific Life had a revolving credit facility of $350 million. There was no debt outstanding under the revolving credit facility as of December 31, 1999 and 1998.

   PAM had bank borrowings outstanding of $60 million as of December 31, 1999 and 1998. The interest rate was 6.0%, 5.1% and 6.2% as of December 31, 1999, 1998 and 1997, respectively. Outstanding debt is due and payable in 2000 and subject to renewal. The borrowing limit for PAM as of December 31, 1999 and 1998 was $100 million and $200 million, respectively.

   In connection with Pacific Life's acquisition of Grayhawk Golf Holdings, LLC in 1999, the Company assumed a note payable with a maturity date of May 22, 2008. The note bears a fixed rate of interest of 7.6%. The outstanding balance as of December 31, 1999 was $14.8 million.

   Pacific Life has $150 million of long-term debt which consists of surplus notes outstanding at an interest rate of 7.9% maturing on December 30, 2023. Interest is payable semiannually on June 30 and December 30. The surplus notes may not be redeemed at the option of Pacific Life or any holder of the surplus notes. The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life. Each payment of interest on and the payment of principal of the surplus notes may be made only with the prior approval of the Insurance Commissioner of the State of California. Interest expense amounted to $11.8 million for each of the years ended December 31, 1999, 1998 and 1997 and is included in net investment income on the accompanying consolidated statements of operations.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. INCOME TAXES


   The Company accounts for income taxes using the liability method. The deferred tax consequences of changes in tax rates or laws must be computed on the amounts of temporary differences and carryforwards existing at the date a new tax law is enacted. Recording the effects of a change involves adjusting deferred tax liabilities and assets with a corresponding charge or credit recognized in the provision for income taxes. The objective is to measure a deferred tax liability or asset using the enacted tax rates and laws expected to apply to taxable income in the periods in which the deferred tax liability or asset is expected to be settled or realized.

   The provision for income taxes is as follows:

                                          Years Ended December 31,
                                           1999      1998      1997
                                         ----------------------------
                                               (In Millions)
           Current                         $152.2  $  134.1  $  127.9
           Deferred                          (8.5)    (20.6)    (14.4)
                                         ----------------------------
                                           $143.7  $  113.5  $  113.5
                                         ----------------------------

   The sources of the Company's provision for deferred taxes are as follows:

                                          Years Ended December 31,
                                           1999      1998      1997
                                         ----------------------------
                                               (In Millions)
           Policyholder reserves         $   50.9  $  (29.5) $   20.1
           Deferred policy acquisition
            costs                            20.0     (12.6)    (18.0)
           Non deductible reserves            4.0      28.2     (27.6)
           Partnership income               (25.6)     20.8
           Investment valuation             (28.0)    (24.5)      3.9
           Duration hedging                 (29.6)     20.8      (2.6)
           Other                             (0.2)     (2.6)      9.8
                                         ----------------------------
           Deferred taxes from
            operations                       (8.5)      0.6     (14.4)
           Release of subsidiary
            deferred taxes                            (21.2)
                                         ----------------------------
           Deferred tax provision        $   (8.5) $  (20.6) $  (14.4)
                                         ----------------------------

   The Company's acquisition of a controlling interest in a subsidiary allowed such subsidiary to be included in PMHC's consolidated income tax return. That inclusion resulted in the release of certain deferred taxes in 1998.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. INCOME TAXES (Continued)


   A reconciliation of the provision for income taxes based on the prevailing corporate statutory tax rate to the provision reflected in the consolidated financial statements is as follows:

                                                Years Ended December 31,
                                                 1999      1998      1997
                                               ----------------------------
                                                     (In Millions)
        Provision for income taxes at the
         statutory rate                        $  180.1  $  124.2  $  101.3
          Amortization of intangibles on
           equity method investments                2.0       4.3       7.6
          Non taxable investment income            (7.3)     (3.6)     (2.6)
          Tax settlement                           (7.5)
          Low income housing tax credits          (19.2)     (3.9)
          Equity tax                                         (5.0)      5.0
          Other                                    (4.4)     (2.5)      2.2
                                               ----------------------------
        Provision for income taxes             $  143.7  $  113.5  $  113.5
                                               ----------------------------

   The net deferred tax asset (liability), included in other assets on the accompanying consolidated statements of financial condition, is comprised of the following tax effected temporary differences:

                                                     December 31,
                                                     1999    1998
                                                    ---------------
                                                    (In Millions)
        Deferred tax assets
          Policyholder reserves                     $203.4  $ 254.3
          Investment valuation                        72.7     44.7
          Deferred compensation                       35.4     33.7
          Duration hedging                            21.1     (8.5)
          Postretirement benefits                      9.0      8.9
          Dividends                                    8.4      7.6
          Partnership income                           4.8    (20.8)
          Non deductible reserves                      1.9      5.9
          Other                                        3.1      5.2
                                                    ---------------
        Total deferred tax assets                    359.8    331.0

        Deferred tax liabilities
          Deferred policy acquisition costs           44.0     24.0
          Depreciation                                 2.7      2.4
                                                    ---------------
        Total deferred tax liabilities                46.7     26.4
                                                    ---------------
        Net deferred tax asset from operations       313.1    304.6
        Unrealized (gain) loss on securities         150.8   (272.3)
        Issuance of partnership units by affiliate   (81.1)   (74.9)
                                                    ---------------
        Net deferred tax asset (liability)          $382.8  $ (42.6)
                                                    ---------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12. COMPREHENSIVE INCOME


   The Company displays comprehensive income and its components on the accompanying consolidated statements of stockholder's equity and the note herein. Other comprehensive income is shown net of reclassification adjustments and net of income tax in the accompanying consolidated statements of stockholder's equity. The disclosure of the gross components of other comprehensive income is as follows:

                                                 Years Ended December 31,
                                                   1999      1998    1997
                                                 --------------------------
                                                      (In Millions)
        Calculation of Holding Gain (Loss):
        -----------------------------------
          Gross holding gain (loss) on
           securities
           available for sale                    $(1,179.7) $(53.8) $ 359.8
          Deferred policy acquisition costs           43.9    (6.9)    (3.1)
          Tax (expense) benefit                      397.7    21.1   (125.1)
                                                 --------------------------
          Holding gain (loss) on securities
           available for sale, net of tax        $  (738.1) $(39.6) $ 231.6
                                                 --------------------------
        Calculation of Reclassification
         Adjustment:
        -------------------------------
          Realized gain on sale of securities
           available for sale                    $    73.4  $ 42.0  $  55.1
          Tax expense                                (25.2)  (14.7)   (19.5)
                                                 --------------------------
          Reclassification adjustment, net of
           tax                                   $    48.2  $ 27.3  $  35.6
                                                 --------------------------
        Amounts Reported in Other Comprehensive
         Income:
        ---------------------------------------
          Holding gain (loss) on securities
           available for sale, net of tax        $  (738.1) $(39.6) $ 231.6
          Less reclassification adjustment, net
           of tax                                     48.2    27.3     35.6
                                                 --------------------------
          Net unrealized gain (loss) recognized
           in other comprehensive income (loss)  $  (786.3) $(66.9) $ 196.0
                                                 --------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13. REINSURANCE


   The Company has reinsurance agreements with other insurance companies for the purpose of diversifying risk and limiting exposure on larger mortality risks or, in the case of a producer-owned reinsurance company, to diversify risk and retain top producing agents. Amounts receivable from reinsurers for reinsurance of future policy benefits, universal life deposits, and unpaid losses is reported as an asset and included in other assets on the accompanying consolidated statements of financial condition. All assets associated with business reinsured on a yearly renewable term and modified coinsurance basis remain with, and under the control of the Company. Approximate amounts recoverable (payable) from (to) reinsurers include the following amounts:

                                         December 31,
                                          1999    1998
                                         --------------
                                         (In Millions)
      Reinsured universal life deposits  $(55.3) $(46.0)
      Future policy benefits              141.8   108.9
      Unpaid claims                         8.5    12.5
      Paid claims                           6.4    24.3

   As of December 31, 1999, 74% of the reinsurance recoverables were from one reinsurer, of which 100% is secured by payables to the reinsurer. To the extent that the assuming companies become unable to meet their obligations under these agreements, the Company remains contingently liable. The Company does not anticipate nonperformance by the assuming companies.

   Revenues and benefits are shown net of the following reinsurance transactions:

                                                     Years Ended December 31,
                                                      1999     1998     1997
                                                    --------------------------
                                                          (In Millions)
      Ceded reinsurance netted against insurance
       premiums                                     $   92.8 $   82.7 $   70.7
      Assumed reinsurance included in insurance
       premiums                                         13.9     17.2     18.1
      Ceded reinsurance netted against policy fees      52.3     65.0     77.5
      Ceded reinsurance netted against net invest-
       ment income                                     211.9    203.3    204.9
      Ceded reinsurance netted against interest
       credited                                        110.5    162.8    165.8
      Ceded reinsurance netted against policy ben-
       efits                                            88.4    121.3     93.4
      Assumed reinsurance included in policy bene-
       fits                                              8.3     17.7     12.7

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION

   The Company's six operating segments are Life Insurance, Institutional Products, Annuities, Group Insurance, Broker-Dealers and Investment Management. These segments have been identified based on differences in products and services offered. All other activity is included in Corporate and Other.

   The Life Insurance segment offers universal life, variable universal life and other life insurance products to individuals, small businesses and corporations through a network of distribution channels that include branch offices, marketing organizations, national accounts and a national producer group that has produced over 10% of the segment's in force business. The Institutional Products segment offers investment and annuity products to pension fund sponsors and other institutional investors primarily through its home office marketing team. The Annuities segment offers variable and fixed annuities to individuals, small businesses and qualified plans through financial institutions, National Association of Securities Dealers ("NASD") firms, and regional and national wirehouses.

   The Group Insurance segment offers group life, health and dental insurance, and stop loss insurance products to corporate, government and labor-management-negotiated plans. The group life, health and dental insurance is distributed through a network of sales offices and the stop loss insurance is distributed through a network of third party administrators. The Broker-Dealers segment includes five NASD registered firms that provide securities and insurance brokerage services and investment advisory services through approximately 3,200 registered representatives. The Investment Management segment is primarily comprised of the Company's investment in PIMCO Advisors (Note 1). PIMCO Advisors offers a diversified range of investment products through separately managed accounts, and institutional, retail and offshore funds.

   Corporate and Other primarily includes investment income, expenses and assets not attributable to the operating segments, and the operations of the Company's reinsurance subsidiary located in the United Kingdom. Corporate and Other also includes the elimination of intersegment revenues, expenses and assets.

   The Company uses the same accounting policies and procedures to measure segment income and assets as it uses to measure its consolidated net income and assets. Net investment income and investment gains are allocated based on invested assets purchased and held as is required for transacting the business of that segment. Overhead expenses are allocated based on services provided. Interest expense is allocated based on the short-term borrowing needs of the segment and is included in net investment income. The income tax provision is allocated based on each segment's actual tax liability.

   Intersegment revenues include commissions paid by the Life Insurance segment and the Annuities segment for variable product sales to the Broker-Dealers segment. Investment Management segment assets have been reduced by an intersegment note payable of $100.5 million and $110 million as of December 31, 1999 and 1998, respectively. The related intersegment note receivable is included in Corporate and Other segment assets.

   The Company generates substantially all of its revenues and income from customers located in the United States. Additionally, substantially all of the Company's assets are located in the United States.

   Depreciation expense and capital expenditures are not material and have not been reported herein. The Company's significant non cash item disclosed herein is interest credited to universal life and investment-type products.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)


   Financial information for each of the business segments is as follows:

                            Life     Institutional              Group   Broker- Investment Corporate
                          Insurance    Products    Annuities  Insurance Dealers Management and Other    Total
                -----------------------------------------------------------------------------------------------
External customers and                                       (In Millions)
 other revenue
 December 31, 1999        $   502.0    $    39.1   $   205.0   $478.4   $253.2    $ 14.9   $   24.1   $ 1,516.7
 December 31, 1998            431.9         43.2       124.0    521.2    236.1      17.0       21.6     1,395.0
 December 31, 1997            395.6         61.4        83.3    480.6    154.0      21.2        6.0     1,202.1
Intersegment revenues
 December 31, 1999                                                       348.5               (348.5)          -
 December 31, 1998                                                       185.3               (185.3)          -
 December 31, 1997                                                       143.3               (143.3)          -
Net investment income
 excluding earnings of
 equity method investees
 December 31, 1999            580.2        645.1        78.3     23.4      0.9       8.3       44.2     1,380.4
 December 31, 1998            586.5        565.5        88.6     23.1      0.9       8.0       42.0     1,314.6
 December 31, 1997            507.2        509.6       149.4     24.9      0.8       6.2       49.2     1,247.3
Earnings of equity
 method investees
 December 31, 1999             (0.7)        (1.2)       (0.1)                      107.9      (13.0)       92.9
 December 31, 1998                           0.1                                   103.1       (4.2)       99.0
 December 31, 1997                           0.2                                    80.7       (2.8)       78.1
Net realized investment
 gains (losses)
 December 31, 1999             12.6         26.8         0.1     (0.6)               9.9       52.7       101.5
 December 31, 1998              4.1        (13.6)        4.6      1.7                4.0       38.6        39.4
 December 31, 1997              9.9         12.8         0.6      2.0               20.8       39.3        85.4
Total revenues
 December 31, 1999          1,094.1        709.8       283.3    501.2    602.6     141.0     (240.5)    3,091.5
 December 31, 1998          1,022.5        595.2       217.2    546.0    422.3     132.1      (87.3)    2,848.0
 December 31, 1997            912.7        584.0       233.3    507.5    298.1     128.9      (51.6)    2,612.9


Income (loss) before
 provision for
 income tax
 December 31, 1999            178.4        111.9        73.2     30.4     11.9      62.6       46.3       514.7
 December 31, 1998            151.1         74.6        34.1     10.3      9.9      60.1       14.9       355.0
 December 31, 1997            132.4         98.3        23.5     28.8      6.4      24.6      (24.5)      289.5
Provision (benefit) for
 income tax
 December 31, 1999             54.4         30.7        24.0     10.1      5.2      11.3        8.0       143.7
 December 31, 1998             52.6         21.2        11.3      2.9      4.5       2.1       18.9       113.5
 December 31, 1997             55.8         33.9         9.4      9.1      2.7      10.1       (7.5)      113.5
Net income (loss)
 December 31, 1999            124.0         81.2        49.2     20.3      6.7      51.3       38.3       371.0
 December 31, 1998             98.5         53.4        22.8      7.4      5.4      58.0       (4.0)      241.5
 December 31, 1997             76.6         64.4        14.1     19.7      3.7      14.5      (17.0)      176.0


Interest credited on
 universal life and
 investment-type
 products
 December 31, 1999            451.4        383.8        65.1                                    4.1       904.4
 December 31, 1998            449.6        354.1        71.0                                    6.1       880.8
 December 31, 1997            378.8        299.8       106.2                                   13.0       797.8


Assets
 As of December 31, 1999   16,276.1     17,649.4    14,565.2    341.5     60.9     264.5      965.4    50,123.0
 As of December 31, 1998   14,578.2     15,221.0     8,384.2    361.1     55.8     267.3    1,016.3    39,883.9

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. PENSION PLANS, POSTRETIREMENT BENEFITS AND OTHER PLANS

   PENSION PLANS

   Pacific Life has defined benefit pension plans which cover all eligible employees who have one year of continuous employment and have attained age
   21. The full-benefit vesting period for all participants is five years.

   Benefits for employees are based on years of service and the highest five consecutive years of compensation during the last ten years of employment. Pacific Life's funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus such additional amounts as may be determined appropriate. Contributions are intended to provide not only for benefits attributed to employment to date but also for those expected to be earned in the future. All such contributions are made to a tax-exempt trust. Plan assets consist primarily of group annuity contracts issued by Pacific Life, as well as mutual funds managed by an affiliate of Pacific Life.

   Components of the net periodic pension benefit are as follows:

                                               Years Ended December 31,
                                                1999      1998      1997
                                              ----------------------------
                                                    (In Millions)
        Service cost - benefits earned dur-
         ing the year                         $    4.6  $    4.0  $    3.6
        Interest cost on projected benefit
         obligation                               11.5      10.9      10.4
        Expected return on plan assets           (16.3)    (15.0)    (12.8)
        Amortization of net obligations and
         prior service cost                       (1.4)     (1.4)     (1.4)
                                              ----------------------------
        Net periodic pension benefit          $   (1.6) $   (1.5) $   (0.2)
                                              ----------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. PENSION PLANS, POSTRETIREMENT BENEFITS AND OTHER PLANS (Continued)


   The following tables set forth the pension plans' reconciliation of benefit obligation, plan assets and funded status for the years ended:

                                                      December 31,
                                                       1999    1998
                                                      --------------
                                                      (In Millions)
        Change in Benefit Obligation:
        -----------------------------
        Benefit obligation, beginning of year         $177.8  $157.9
          Service cost                                   4.6     4.0
          Interest cost                                 11.5    10.9
          Plan expense                                  (0.3)   (0.3)
          Actuarial (gain) loss                        (30.7)   11.9
          Benefits paid                                 (7.0)   (6.6)
                                                      --------------
        Benefit obligation, end of year               $155.9  $177.8
                                                      --------------

        Change in Plan Assets:
        ----------------------
        Fair value of plan assets, beginning of year  $195.3  $180.3
          Actual return on plan assets                  23.6    21.9
          Plan expense                                  (0.3)   (0.3)
          Benefits paid                                 (7.0)   (6.6)
                                                      --------------
        Fair value of plan assets, end of year        $211.6  $195.3
                                                      --------------

        Funded Status Reconciliation:
        -----------------------------
        Funded status                                 $ 55.7  $ 17.5
        Unrecognized transition asset                  (47.7)   (3.6)
        Unrecognized prior service cost                 (2.4)   (1.0)
        Unrecognized actuarial gain                     (0.8)   (9.7)
                                                      --------------
        Prepaid pension cost                          $  4.8  $  3.2
                                                      --------------

   In determining the actuarial present value of the projected benefit obligation as of December 31, 1999 and 1998, the weighted average discount rate used was 8.0% and 6.5%, respectively, and the rate of increase in future compensation levels was 5.5% and 5.0%, respectively. The expected long-term rate of return on plan assets was 8.5% in 1999 and 1998.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. PENSION PLANS, POSTRETIREMENT BENEFITS AND OTHER PLANS (Continued)


   POSTRETIREMENT BENEFITS

   Pacific Life sponsors a defined benefit health care plan and a defined benefit life insurance plan (the "Plans") that provide postretirement benefits for all eligible retirees and their dependents. Generally, qualified employees may become eligible for these benefits if they reach normal retirement age, have been covered under Pacific Life's policy as an active employee for a minimum continuous period prior to the date retired, and have an employment date before January 1, 1990. The Plans contain cost-sharing features such as deductibles and coinsurance, and require retirees to make contributions which can be adjusted annually. Pacific Life's commitment to qualified employees who retire after April 1, 1994 is limited to specific dollar amounts. Pacific Life reserves the right to modify or terminate the Plans at any time. As in the past, the general policy is to fund these benefits on a pay-as-you-go basis.

   The net periodic postretirement benefit cost for the years ended December 31, 1999, 1998 and 1997 is $0.5 million, $0.7 million and $0.8 million, respectively. As of December 31, 1999 and 1998, the accumulated benefit obligation is $19.7 million and $19.3 million, respectively. The fair value of the plan assets as of December 31, 1999 and 1998 is zero. The amount of accrued benefit cost included in other liabilities on the accompanying consolidated statements of financial condition is $24.4 million and $25.3 million as of December 31, 1999 and 1998, respectively.

   The Plans include both indemnity and HMO coverage. The assumed health care cost trend rate used in measuring the accumulated benefit obligation for indemnity coverage was 8.0% for 1999 and 1998 and is assumed to decrease gradually to 3.5% in 2003 and remain at that level thereafter. The assumed health care cost trend rate used in measuring the accumulated benefit obligation for HMO coverage was 7.0% for 1999 and 1998 and is assumed to decrease gradually to 3.0% in 2003 and remain at that level thereafter.

   The amount reported is materially effected by the health care cost trend rate assumptions. If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefit obligation as of December 31, 1999 would be increased by 8.0%, and the aggregate of the service and interest cost components of the net periodic benefit cost would increase by 10.1%. If the health care cost trend rate assumptions were decreased by 1%, the accumulated postretirement benefit obligation as of December 31, 1999 would be decreased by 7.0%, and the aggregate of the service and interest cost components of the net periodic benefit cost would decrease by 8.9%.

   The discount rate used in determining the accumulated postretirement benefit obligation is 8.0% and 6.5% for 1999 and 1998, respectively.

   OTHER PLANS

   Pacific Life provides a voluntary Retirement Incentive Savings Plan ("RISP") pursuant to Section 401(k) of the Internal Revenue Code covering all eligible employees of the Company. Effective October 1, 1997, Pacific Life's RISP changed the matching percentage of each employee's contributions from 50% to 75%, up to a maximum of 6% of eligible employee compensation and restricted the matched investment to an Employee Stock Ownership ("ESOP"). ESOP contributions made by the Company amounted to $5.4 million, $5.2 million and $1.1 million for the years ended December 31, 1999, 1998 and 1997, respectively, and are included in operating expenses on the accompanying consolidated statements of operations.

   The ESOP was formed at the time of the Conversion and is currently only available to the participants of the RISP in the form of matching contributions. Pacific LifeCorp issued 1.7 million shares of common stock at

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. PENSION PLANS, POSTRETIREMENT BENEFITS AND OTHER PLANS (Continued)

   $12.50 per share to the ESOP ("ESOP Shares") on September 2, 1997, in exchange for a promissory note in the amount of $21.2 million ("ESOP Note"). Interest and principal payments made by the ESOP to Pacific LifeCorp were funded by ESOP contributions from Pacific Life.

   On July 27, 1999, Pacific Life loaned cash to the ESOP to pay off the ESOP Note due Pacific LifeCorp. This loan is included in unearned ESOP shares on the accompanying consolidated statement of stockholder's equity as of December 31, 1999. The unearned ESOP shares account is reduced as ESOP shares are released for allocation to participants through ESOP contributions by Pacific Life. In addition, when the fair value of ESOP shares being released for allocation to participants exceeds the original issue price of those shares, paid-in capital is increased by this difference and reflected as a capital contribution on the accompanying consolidated statement of stockholder's equity as of December 31, 1999.

   Pacific Life also has a deferred compensation plan which permits certain employees to defer portions of their compensation and earn a guaranteed interest rate on the deferred amounts. The interest rate is determined annually and is guaranteed for one year. The compensation which has been deferred has been accrued and the primary expense, other than compensation, related to this plan is interest on the deferred amounts.

   The Company also has performance-based incentive compensation plans for its employees.

16. TRANSACTIONS WITH AFFILIATES

   Pacific Life serves as the investment advisor for the Pacific Select Fund, the investment vehicle provided to the Company's variable life and variable annuity contractholders. Pacific Life charges fees based upon the net asset value of the portfolios of the Pacific Select Fund, which amounted to $69.7 million, $42.1 million and $27.5 million for the years ended December 31, 1999, 1998 and 1997, respectively. In addition, Pacific Life provides certain support services to the Pacific Select Fund for an administration fee which is based on an allocation of actual costs. Such administration fees amounted to $265,000, $232,000 and $165,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

   PIMCO Advisors provides investment advisory services to the Company for which the fees amounted to $7.3 million, $16.9 million and $11.4 million for the years ended December 31, 1999, 1998 and 1997, respectively. Included in equity securities on the accompanying consolidated statements of financial condition are investments in mutual funds and other investments managed by PIMCO Advisors which amounted to $3.2 million and $40.3 million as of December 31, 1999 and 1998, respectively.

   Pacific Life provides certain support services to PIMCO Advisors. Charges for these services are based on an allocation of actual costs and amounted to $1.0 million, $1.2 million and $1.2 million for the years ended December 31, 1999, 1998 and 1997, respectively.

17. TERMINATION AND NON COMPETITION AGREEMENTS

   The Company has termination and non competition agreements with certain former key employees of PAM's subsidiaries. These agreements provide terms and conditions for the allocation of future proceeds received from distributions and sales of certain PIMCO Advisors units and other non compete payments. When the amount of future obligations to be made to a key employee is determinable, a liability for such amount is established.

   For the years ended December 31, 1999, 1998 and 1997, approximately $53.6 million, $49.4 million and $85.8 million, respectively, is included in operating expenses on the accompanying consolidated statements of

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17. TERMINATION AND NON COMPETITION AGREEMENTS (Continued)

   operations related to the termination and non competition agreements. This includes payments of $43.1 million in 1997 to former key employees who elected to sell to PAM's subsidiaries their rights to the future proceeds from the PIMCO Advisors units.

   In connection with the closing of the PIMCO Advisors transaction (Note 1), the termination and non competition agreements with certain former key employees of PAM's subsidiaries will be assumed by Allianz.

18. COMMITMENTS AND CONTINGENCIES

   The Company has outstanding commitments to make investments primarily in fixed maturity securities, mortgage loans, limited partnerships and other investments as follows (In Millions):

        Years Ending December 31:
        -------------------------
          2000                      $437.0
          2001 through 2004          210.8
          2005 and thereafter        144.3
                                    ------
        Total                       $792.1
                                    ------

   The Company leases office facilities under various non cancelable operating leases. Aggregate minimum future commitments as of December 31, 1999 through the term of the leases are approximately $43.3 million.

   Pacific Life has a contingent liability of approximately $23 million related to the posting of an appeal bond in conjunction with one of its investments. An unrelated third party has agreed to reimburse Pacific Life for 50% of any losses incurred under the bond. In addition, Pacific Life has given a commitment for additional capital funding, as may be required, to certain of its subsidiaries.

   Pacific Life was named in civil litigation proceedings similar to other litigation brought against many life insurers alleging misconduct in the sale of products, sometimes referred to as market conduct litigation. The class of plaintiffs included, with some exceptions, all persons who owned, as of December 31, 1997 (or as of the date of policy termination, if earlier), individual whole life, universal life or variable life insurance policies sold by Pacific Life on or after January 1, 1982. Pacific Life has settled this litigation pursuant to a final settlement agreement approved by the Court in November 1998. The settlement agreement was implemented during 1999.

   Further, the Company is a respondent in a number of other legal proceedings, some of which involve allegations for extra-contractual damages. In the opinion of management, the outcome of the foregoing proceedings is not likely to have a material adverse effect on the consolidated financial position or results of operations of the Company.

   ----------------------------------------------------------------------------

APPENDIX A - JOINT EQUAL AGE

                      ----------------------------------------------------------
An example
                      Joint equal age is a calculation that combines the
This example          ages and insurance risks of two people insured by a
assumes a male        policy. It changes many possible combinations of ages,
smoker who is age     risk classes, nonstandard ratings and genders for the
65 and a female       two people insured by the policy into a two life status.
nonsmoker who is      With joint equal age, we assume that both people have
age 55 and has a      the same age, gender (both always male), and risk class
Table D nonstandard   (both smoker or both nonsmoker).
rating.
                      How we use joint equal age
Here's how we         Using the joint equal age of the two people insured
calculate the joint   by the policy eliminates many of the tables needed when
equal age.            age rates are used. We use the joint equal age for
                      calculating the following:
Step 1                  . certain policy charges. We use joint equal age to
                          determine the rates per $1000 of initial face amount
Add 6 to the male         for the sales surrender target, underwriting
age of 65 because         surrender charge and the face amount component of
he is a smoker. For       the mortality and expense risk charge.
the female, add 0
to age 55 because       . cost of insurance rates. Age is used for cost of
she is a nonsmoker.       insurance rates, both current and guaranteed.

Adjusted ages after     . the death benefit under Option D.
Step 1:
 .Male 71              How we calculate joint equal age
 .Female 55            Here are the five steps we use to calculate joint equal
                      age. We start with the actual ages of the two people
Step 2                insured by the policy on the policy date.

Subtract 0 from the   Step 1 Adjust ages for smoker status
male age of 65. For
the female,           If one person is a
subtract 5 from age   smoker and the
55.                   other is a
                      nonsmoker, we add a
Adjusted ages after   specified number of
Step 2:               years to the age of
 .Male 71              the smoker. We do
 .Female 50            not adjust the age
                      of the nonsmoker.
Step 3                The table below
                      shows how we make
The male's age is     the adjustment.
not adjusted here
because he does not
have a nonstandard
table rating. Add 8   ----------------------------------------------------
to the female's age   Number of smokers          Add to actual age (years)
of 50 because her     ----------------------------------------------------
table rating is D.
                      None                                               0
Adjusted ages after   One female                                         4
Step 3:               One male                                           6
 .Male 71              One unisex                                         6
 .Female 58            Two                                                0
                      ----------------------------------------------------
Step 4

Subtract 58 from      If both people
71. The difference    insured by the
is 13. The add-on     policy are smokers,
factor for 13 is 6    or if both people
in the table.         are nonsmokers, we
                      do not adjust the
Step 5                age in this step.

Add 6, the add-on     Step 2 Adjust ages for gender
factor to 58, the
younger adjusted      We subtract years
age.                  from the adjusted
                      age we calculated
The joint equal age   in Step 1, based on
is 64.                gender. The table
                      below shows how we
                      make the
                      adjustment.

                      ----------------------------------------------------
                      Gender            Subtract from adjusted age (years)
                      ----------------------------------------------------
                      Female                                             5
                      Male                                               0
                      Unisex                                             1
                      ----------------------------------------------------

Step 3 Adjust ages for table ratings

We add years to the adjusted age in Step 2, based on the nonstandard table rating for each person insured by the policy. The table below shows how we make the adjustment.

Table ratings represent a multiple of standard mortality rates. Ratings other than 0 represent nonstandard ratings.

-----------------------------------------------------------------------------
Table rating                   0   A   B   C   D   E   F   H   J   L   N   P
Add to adjusted age (years)    0   2   4   6   8  10  12  14  15  16  18  19
-----------------------------------------------------------------------------

We cap the adjusted age for nonstandard at age 100.

For people who are uninsurable, the adjusted age will always be 100, regardless of their age and gender. We reserve the right to reject an application for a policy.

After Steps 1 through 3, we have each person's adjusted age.

Step 4 Determine the add-on factor

We subtract the younger adjusted age from the older adjusted age. We find the difference between the two in the table below and go across the row to determine the add-on factor.

----------------------        ----------------------
Difference in   Add-on        Difference in   Add-on
adjusted age    factor        adjusted age    factor
(years)        (years)        (years)        (years)
----------------------        ----------------------
0                    0        40-44               12
1-2                  1        45-47               13
3-4                  2        48-50               14
5-6                  3        51-53               15
7-9                  4        54-56               16
10-12                5        57-60               17
13-15                6        61-64               18
16-18                7        65-69               19
19-23                8        70-75               20
24-28                9        76-82               21
29-34               10        83-91               22
35-39               11        92-100              23
----------------------        ----------------------

Step 5 Calculate joint equal age

We add the add-on factor to the younger adjusted age (from Step 3).

The sum is the joint equal age.

APPENDIX B - RATES PER $1,000 OF INITIAL FACE AMOUNT

-----------------------------------------    -----------------------------------------
                              Face amount                                  Face amount
Joint      Sales Underwriting   component    Joint      Sales Underwriting   component
equal  surrender    surrender    of M & E    equal  surrender    surrender      of M&E
  age     target       charge risk charge      age     target       charge risk charge
-----------------------------------------    -----------------------------------------
   15       2.28          2.0       0.051       58      16.74          7.0       0.208
   16       2.35          2.1       0.052       59      18.04          7.3       0.230
   17       2.43          2.1       0.053       60      19.35          7.6       0.253
   18       2.50          2.2       0.054       61      20.64          7.9       0.275
   19       2.57          2.3       0.055       62      21.89          8.2       0.298
   20       2.65          2.3       0.056       63      23.08          8.5       0.320
   21       2.73          2.4       0.056       64      24.20          8.9       0.341
   22       2.81          2.4       0.057       65      25.26          9.3       0.362
   23       2.89          2.5       0.058       66      26.25          9.7       0.382
   24       2.98          2.6       0.059       67      27.20         10.1       0.401
   25       3.07          2.7       0.060       68      28.12         10.5       0.420
   26       3.16          2.8       0.061       69      29.00         10.9       0.439
   27       3.25          2.9       0.062       70      29.87         11.3       0.457
   28       3.35          3.0       0.063       71      30.73         11.7       0.475
   29       3.45          3.1       0.064       72      31.59         12.1       0.492
   30       3.55          3.2       0.065       73      32.46         12.5       0.510
   31       3.66          3.3       0.066       74      33.35         12.9       0.528
   32       3.77          3.4       0.067       75      34.26         13.3       0.547
   33       3.88          3.5       0.068       76      35.19         13.7       0.566
   34       4.04          3.6       0.069       77      36.14         14.1       0.585
   35       4.21          3.7       0.070       78      37.09         14.5       0.605
   36       4.38          3.8       0.072       79      38.06         14.9       0.626
   37       4.56          3.9       0.073       80      39.04         15.3       0.647
   38       4.75          4.0       0.074       81      40.02         15.7       0.668
   39       4.95          4.1       0.075       82      41.01         16.1       0.689
   40       5.15          4.2       0.076       83      42.00         16.5       0.711
   41       5.37          4.3       0.078       84      43.00         16.9       0.733
   42       5.59          4.4       0.079       85      44.00         17.3       0.756
   43       5.82          4.5       0.080       86      45.00         17.7       0.778
   44       6.20          4.6       0.082       87      46.00         18.1       0.801
   45       6.60          4.7       0.085       88      47.00         18.5       0.824
   46       7.03          4.8       0.087       89      48.00         18.9       0.848
   47       7.49          4.9       0.090       90      49.00         19.3       0.871
   48       7.98          5.0       0.093       91      50.00         19.7       0.895
   49       8.50          5.1       0.097       92      51.00         20.1       0.919
   50       9.05          5.2       0.102       93      52.00         20.5       0.944
   51       9.64          5.3       0.107       94      53.00         20.9       0.968
   52      10.27          5.4       0.113       95      54.00         21.3       0.993
   53      10.94          5.5       0.120       96      55.00         21.7       1.018
   54      11.94          5.8       0.134       97      56.00         22.1       1.044
   55      13.03          6.1       0.150       98      57.00         22.5       1.069
   56      14.21          6.4       0.168       99      58.00         22.9       1.095
   57      15.45          6.7       0.188      100      59.00         23.3       1.121
-----------------------------------------    -----------------------------------------

APPENDIX C - DEATH BENEFIT PERCENTAGES

----------------     ----------------     ----------------    ----------------
 Age  Percentage     Age  Percentage      Age  Percentage      Age  Percentage
----------------     ----------------     ----------------    ----------------
0-40         250      50         185       60         130        70        115
  41         243      51         178       61         128        71        113
  42         236      52         171       62         126        72        111
  43         229      53         164       63         124        73        109
  44         222      54         157       64         122        74        107
  45         215      55         150       65         120     75-90        105
  46         209      56         146       66         119        91        104
  47         203      57         142       67         118        92        103
  48         197      58         138       68         117        93        102
  49         191      59         134       69         116       >93        101
----------------     ----------------     ----------------    ----------------

APPENDIX D - DEATH BENEFIT FACTOR TABLE

------------------------------------------------------------------------------------------------
Rate per $1.00 of Face Amount

------------------------------------------------------------------------------------------------
Joint
equal
  age                                        Policy years*
------------------------------------------------------------------------------------------------
           5    10    15    20    25    30    35    40    45    50    55    60    65    70   75+
------------------------------------------------------------------------------------------------
   15  1.000 1.000 1.000 1.001 1.002 1.005 1.010 1.022 1.048 1.102 1.210 1.415 1.702 1.957 2.000
   20  1.000 1.000 1.001 1.002 1.004 1.009 1.021 1.046 1.100 1.207 1.411 1.700 1.957 2.000 2.000
   25  1.000 1.000 1.001 1.003 1.008 1.019 1.044 1.097 1.204 1.408 1.697 1.956 2.000 2.000 2.000
   30  1.000 1.001 1.003 1.007 1.018 1.042 1.094 1.200 1.404 1.694 1.955 2.000 2.000 2.000 2.000
   35  1.000 1.002 1.006 1.016 1.039 1.091 1.197 1.400 1.692 1.954 2.000 2.000 2.000 2.000 2.000
   40  1.001 1.005 1.014 1.036 1.087 1.192 1.395 1.688 1.953 2.000 2.000 2.000 2.000 2.000 2.000
   45  1.002 1.011 1.032 1.081 1.185 1.388 1.682 1.952 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   50  1.006 1.025 1.072 1.174 1.376 1.674 1.949 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   55  1.015 1.058 1.157 1.358 1.660 1.945 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   60  1.035 1.128 1.327 1.636 1.936 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   65  1.079 1.274 1.595 1.920 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   70  1.175 1.519 1.891 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   75  1.357 1.822 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   80  1.620 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   85  1.894 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   90  1.969 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   95  2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   99  2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
------------------------------------------------------------------------------------------------

* Factors are portrayed for both joint equal ages and policy anniversaries, at five year intervals. See your policy for one year increments in death benefit factors.

PACIFIC SELECT
ESTATE PRESERVER       WHERE TO GO FOR MORE INFORMATION

                      ---------------------------------------------------------
The Pacific Select     For more information about Pacific Select Estate
Estate Preserver       Preserver, please call or write to us at the address
variable life          below. You should also use this address to send us any
insurance policy is    notices, forms or requests about your policy.
underwritten by
Pacific Life
Insurance Company.

                      ---------------------------------------------------------
How to contact us      Pacific Life Insurance Company
                       Client Services Department
                       700 Newport Center Drive
                       P.O. Box 7500
                       Newport Beach, California 92658-7500

                       1-800-800-7681
                       7 a.m. through 5 p.m. Pacific time

                      ---------------------------------------------------------
How to contact the     You can also find reports and other information about
SEC                    the policy and separate account from the SEC. The SEC
                       may charge you a fee for this information.

                       Public Reference Section of the SEC
                       Washington, D.C. 20549-6009
                       1-800-SEC-0330
                       Internet: www.sec.gov

                                Underwritten by:

                      [LOGO OF PACIFIC LIFE APPEARS HERE]

                         Pacific Life Insurance Company
                            700 Newport Center Drive
                            Newport Beach, CA 92660
                                 (800) 800-7681

                 Visit us at our web site: www.pacificlife.com


                            [LOGO OF IMSA APPEARS HERE]

                  * Membership promotes ethical market conduct for individual life insurance and annuities

15-20514-05 5/00

PACIFIC SELECT
ESTATE PRESERVER III   PROSPECTUS       , 2000

                       Pacific Select Estate Preserver III is a last survivor flexible premium variable life insurance policy issued by Pacific Life Insurance Company.

This policy is not     This prospectus provides information that you should
available in all       know before buying a policy. It's accompanied by a
states. This           current prospectus for the Pacific Select Fund, a fund
prospectus is not      that provides the underlying portfolios for the
an offer in any        variable investment options offered under the policy.
state or               Please read these prospectuses carefully and keep them
jurisdiction where     for future reference.
we're not legally
permitted to offer     Here's a list of all of the investment options
the policy.            available under your policy:

The policy is
described in detail    VARIABLE INVESTMENT OPTIONS
in this prospectus.
The Pacific Select     Aggressive Equity       Mid-Cap Value
Fund is described
in its prospectus      Emerging Markets        Equity Index
and in its
Statement of           Diversified Research    Small-Cap Index
Additional
Information (SAI).     Small-Cap Equity        REIT
No one has the          (formerly called
right to describe       "Growth")              International Value
the policy or the                               (formerly called
Pacific Select Fund    International Large-Cap  "International")
any differently
than they have been    Equity                  Government Securities
described in these
documents.             I-Net Tollkeeper(SM)    Managed Bond

You should be aware    Multi-Strategy          Money Market
that the Securities
and Exchange           Equity Income           High Yield Bond
Commission (SEC)
has not reviewed       Growth LT               Large-Cap Value
the policy for its
investment merit,
and does not           FIXED OPTIONS
guarantee that the
information in this    Fixed Account
prospectus is
accurate or            Fixed LT Account
complete. It's a
criminal offense
to say otherwise.

YOUR GUIDE TO THIS PROSPECTUS

An overview of Pacific Select Estate Preserver III                   4
----------------------------------------------------------------------
Pacific Select Estate Preserver III basics                          12
Owners, people insured by the policy, and beneficiaries             13
Policy date, monthly payment date, policy anniversary date          14
Statements and reports we'll send you                               15
Your right to cancel                                                15
Timing of payments, forms and requests                              16
Telephone transactions                                              17
----------------------------------------------------------------------
The death benefit                                                   18
Choosing your death benefit option                                  18
The guideline minimum death benefit                                 19
When we pay the death benefit                                       19
Comparing the death benefit options                                 20
Changing your death benefit option                                  20
Decreasing the face amount                                          21
Optional riders                                                     21
----------------------------------------------------------------------
How premiums work                                                   22
Your first premium payment                                          22
Planned periodic premium payments                                   22
Deductions from your premiums                                       23
Allocating your premiums                                            23
Limits on the premium payments you can make                         24
----------------------------------------------------------------------
Your policy's accumulated value                                     25
Calculating your policy's accumulated value                         25
Monthly deductions                                                  25
Lapsing and reinstatement                                           27
----------------------------------------------------------------------
Your investment options                                             29
Variable investment options                                         29
Fixed options                                                       33
Transferring among investment options                               33
Transfer programs                                                   34
----------------------------------------------------------------------
Withdrawals, surrenders and loans                                   36
Making withdrawals                                                  36
Taking out a loan                                                   37
Ways to use your policy's loan and withdrawal features              38
Surrendering your policy                                            39
----------------------------------------------------------------------
General information about your policy                               41
----------------------------------------------------------------------
Variable life insurance and your taxes                              43
----------------------------------------------------------------------
About Pacific Life                                                  47
----------------------------------------------------------------------
Appendices                                                         102
Appendix A: Joint equal age                                        102
Appendix B: Rates per $1,000 of initial face amount                104
Appendix C: Death benefit percentages                              105
Appendix D: Death benefit factor table                             106
----------------------------------------------------------------------
Where to go for more information                            back cover

                       Terms used in this prospectus
                       We've tried to make this prospectus easy to read and understand, but you may find some words and terms that are new to you. We've identified some of these below and the pages where you'll find an explanation of what they mean.

                       If you have any questions, please ask your registered representative or call us at 1-800-800-7681.

                       Accumulated value          25       Joint owners               13
                       Accumulation units         31       Lapse                      27
                       Age                        13       Loan account               37
In this prospectus,    Allocation                 23       Modified endowment
you and your mean      Assignment                 42        contract                  45
the policy holder      Beneficiary                14       Monthly payment date       14
or owner. Pacific      Business day               16       Net amount at risk         24
Life, we, us and       Cash surrender value       39       Net cash surrender value   39
our refer to           Contingent beneficiary     14       Net premium                22
Pacific Life           Cost of insurance rate     25       Outstanding loan amount    37
Insurance Company.     Death benefit              18       Planned periodic premium   22
The fund refers to     Death benefit factor       19       Policy anniversary         14
Pacific Select         Death benefit percentage   19       Policy date                14
Fund. Policy means     Face amount                18       Policy year                14
a Pacific Select       Fixed account              33       Portfolio                  29
Estate Preserver       Fixed LT account           33       Proper form                16
III variable life      Fixed options              33       Reinstatement              28
insurance policy,      General account            48       Riders                     21
unless we state        Guideline minimum death             Sales surrender target     40
otherwise.              benefit                   19       Separate account           48
                       Guideline premium limit    24       Seven-pay limit            45
                       Illustration               15       Tax code                   43
                       In force                   12       Unit value                 31
                       Income benefit             41       Variable account           29
                       Joint equal age            27       Variable investment
                                                            option                    29

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER III

                       This overview tells you some key things you should know about your policy. It's designed as a summary only - please read the entire prospectus and your policy for more detailed information.

                       Some states have different rules about how life insurance policies are described or administered. The terms of your policy, or of any endorsement or rider, prevail over what's in this prospectus.

                      ---------------------------------------------------------
Pacific Select         Pacific Select Estate Preserver III is a last survivor
Estate Preserver       flexible premium variable life insurance policy.
III basics
                       . Last survivor means the policy insures the lives of
Last survivor life       two people and provides a death benefit that's
insurance may be         payable after both people have died.
appropriate for two
spouses who want to    . Flexible premium means you can vary the amount and
provide a death          frequency of your premium payments.
benefit for their
children.              . Variable means the policy's value depends on the
                         performance of the investment options you choose.
This may not be the
right kind of          . Life insurance means the policy provides a death
policy for someone       benefit to the beneficiary you choose.
who wants to
provide a death        In addition to providing a death benefit that is
benefit for his or     generally free of federal income tax, any growth in
her spouse. In that    your policy's accumulated value is tax-deferred. You
case, a policy that    can choose from 20 variable investment options, each of
insures a single       which invests in a corresponding portfolio of the
life may be more       Pacific Select Fund, and from two fixed options, both
appropriate.           of which provide a guaranteed minimum rate of interest.

                       You may choose to allocate net premium and accumulated
                       value to no more than 20 investment options at any one
Please discuss your    time.
insurance needs and
financial              Pacific Select Estate Preserver III is designed for
objectives with        long-term financial planning. Please take some time to
your registered        read the information in this prospectus before you
representative.        decide if this life insurance policy meets your
                       insurance needs and financial objectives.
You'll find more
about the basics of    Your right to cancel
Pacific Select         During the free look period, you have the right to
Estate Preserver       cancel your policy and return it to us or your
III starting on        registered representative for a refund. The amount of
page 12.               your refund may be more or less than the premium
                       payments you've made, depending on the state where you signed your application. If you signed your application in a state that requires us to refund premium payments, we'll hold the net premiums in the Money Market investment option until the free look transfer date.

                      ---------------------------------------------------------
The death benefit
                       You can choose one of four death benefit options
Your policy            depending on what is more important to you: a larger
provides a death       death benefit or building the accumulated value of your
benefit for your       policy.
beneficiary after
both of the people     You can change your death benefit option and reduce
insured by the         your policy's face amount (with certain restrictions)
policy have died,      while your policy is in force.
as long as your
policy is in force.    Optional riders
                       There are five optional riders that provide extra
You'll find more       benefits, some at additional cost. Not all riders are
about the death        available in every state, and some riders may only be
benefit starting on    added when you apply for your policy.
page 18.

                      ---------------------------------------------------------
How premiums work
                       Your first premium must be equal to at least 25% of the
Your policy gives      sum of your premium load and your policy's monthly
you the flexibility    charges for the first year. Your planned periodic
to choose the          premium must be for at least $50.
amount and
frequency of your      Deductions from your premiums
premium payments,      We deduct a premium load from each premium payment you
within certain         make. The premium load is made up of a sales load, a
limits.                state and local tax charge, and a federal tax charge.

You'll find more       Limits on the premium payments you can make
about how premiums     Federal tax law puts limits on the premium payments you
work starting on       can make in relation to your policy's death benefit. We
page 22.               may refuse all or part of a premium payment you make,
                       or remove all or part of a premium from your policy and return it to you under certain circumstances.

                      ---------------------------------------------------------
Your policy's
accumulated value
                       Accumulated value is the value of your policy on any
Accumulated value      business day. It is not guaranteed - it depends on the
is used as the         performance of the investment options you've chosen,
basis for              the premium payments you've made, policy charges, and
determining policy     how much you've borrowed or withdrawn from the policy.
benefits and
charges. If there      Monthly deductions
is not enough          We deduct a monthly charge from your policy's
accumulated value      accumulated value on each monthly payment date. The
to cover policy        charge is made up of cost of insurance, an
charges, your          administrative charge, and a mortality and expense risk
policy could lapse.    charge. If you add any riders, we'll add any charges
                       for them to your monthly charge.
You'll find more
about accumulated      Lapsing and reinstatement
value starting on      If there is not enough accumulated value to cover the
page 25.               monthly charge on the day we make the deduction, your
                       policy may lapse - which means you'll no longer have any insurance coverage. If your policy is in danger of lapsing, we'll give you a grace period of 61 days to pay the required premium. If your policy lapses at the end of the grace period, you have five years from the day it lapses to apply for a reinstatement.

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER III

                      ---------------------------------------------------------
Your investment
options
                       You can choose from 20 variable investment options,
The investment         each of which invests in a corresponding portfolio of
options you choose     the Pacific Select Fund. We're the investment adviser
will affect your       for the Pacific Select Fund. We oversee the management
policy's               of all the fund's portfolios and manage two of the
accumulated value,     portfolios directly. We've retained other portfolio
and may affect the     managers to manage the other portfolios. The value of
death benefit.         each portfolio will fluctuate with the value of the
                       investments it holds, and returns are not guaranteed.
Your policy's
accumulated value      You can also choose from two fixed options, the Fixed
may be allocated to    account and the Fixed LT account, both of which provide
up to 20 investment    a guaranteed minimum annual interest rate of 4%. We may
options at any one     offer a higher interest rate. If we do, we'll guarantee
time.                  that rate for one year.

Please review the      We allocate your premium payments and accumulated value
investment options     to the investment options you choose. Your policy's
carefully and ask      accumulated value will fluctuate depending on the
your registered        investment options you've chosen. You bear the
representative to      investment risk of any variable investment options you
help you choose the    choose.
right ones for your
goals and risk         In some states we'll hold your premium payments in the
tolerance.             Money Market investment option until the free look
                       transfer date. Please turn to Your right to cancel for
You'll find more       details.
about the
investment options     Transferring among investment options
starting on page       You can transfer among the investment options during
29.                    the life of your policy without paying any current
                       income tax. There is currently no charge for transfers.

                       You can make as many transfers as you like between variable investment options. You can also make automatic transfers from one variable investment option to another using our dollar cost averaging or portfolio rebalancing program. These programs are not available for the fixed options.

                       You can only make one transfer from each fixed option in any 12-month period. For the Fixed account, each transfer may be no more than $5,000 or 25% of the accumulated value in the Fixed account, whichever is greater. For the Fixed LT account, each transfer may be no more than $5,000 or 10% of the accumulated value in the Fixed LT account. You can only transfer to the fixed options in the policy month right before each policy anniversary.

You'll find out        You can also make automatic transfers from the Fixed
more about our         account to other investment options during the first
automatic transfer     policy year using our first year transfer program.
programs starting
on page 34.

                      ---------------------------------------------------------
Withdrawals,
surrenders and
loans
                       You can take out all or part of your policy's
Making a               accumulated value while your policy is in force by
withdrawal, taking     making withdrawals or surrendering your policy. You can
out a loan or          take out a loan from us using your policy as security.
surrendering your      You can also use your policy's loan and withdrawal
policy can change      features to supplement your income, for example, during
your policy's tax      retirement.
status, generate
taxable income, or     Making withdrawals
make your policy       You can withdraw part of your policy's net cash
more susceptible to    surrender value starting on your policy's first
lapsing. Be sure to    anniversary. This reduces your policy's accumulated
plan carefully         value and could affect the face amount and death
before using these     benefit.
policy benefits.

You'll find more
about withdrawals,
surrenders and
loans starting on
page 36.

                       Taking out a loan
                       You can take out a loan from us using your policy's accumulated value as security. You pay interest on the amount you borrow at an annual rate of 4.5% during the first 10 policy years and 4.25% thereafter. The accumulated value used to secure your loan is set aside in a loan account, where it earns interest at an annual rate of 4%.

                       The amount in the loan account is not available to help pay for any policy charges. Taking out a loan affects the accumulated value of your policy because the amount set aside in the loan account misses out on the potential earnings available through the investment options.

                       Surrendering your policy
                       You can surrender or cash in your policy for its net cash surrender value while either of the two people insured by the policy is still living. If you surrender your policy during the first 10 policy years, we'll apply a surrender charge.

                      ---------------------------------------------------------
Variable life          Your beneficiary generally will not have to pay federal
insurance and your     income tax on death benefit proceeds. You'll also
taxes                  generally not be taxed on any or all of your policy's
                       accumulated value unless you receive a cash
There are tax          distribution by making a withdrawal or surrendering
issues to consider     your policy.
when you own a life
insurance policy.      If your policy is a modified endowment contract, all
These are described    distributions you receive during the life of the policy
in detail starting     may be subject to tax and a 10% penalty.
on page 43.

                      ---------------------------------------------------------
About Pacific Life
                       Pacific Life is a life insurance company based in
When you buy a life    California. We issue the policies. Pacific Select
insurance policy,      Distributors, Inc. (formerly called Pacific Mutual
you're relying on      Distributors, Inc.), our subsidiary, is the distributor
the insurance          of the policies.
company that issues
it to be able to       How our accounts work
meet its financial     We put your premium payments in our general and
obligations to you.    separate accounts. We own the assets in our accounts
                       and make the allocations to the investment options
You'll find more       you've chosen.
about Pacific Life,
and our strength as    Amounts allocated to the fixed options are held in our
a company, starting    general account. Our general account includes all of
on page 47.            our assets, except for those held in our separate
                       accounts. Our ability to meet our obligations under the
We may use any         policy is backed by our strength as an insurance
profit derived from    company.
any charges under
the policy for any     Amounts allocated to the variable investment options
lawful purpose,        are held in our separate account. The assets in this
including our          account are kept separate from the assets in our
distribution and       general account and our other separate accounts, and
administrative         are protected from our general creditors.
expenses.

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER III

                                              This section of the overview explains the fees and expenses associated with your
                                              Pacific Select Estate Preserver III Policy.

                                            -----------------------------------------------------------------------------------
Understanding policy expenses
and cash flow                                         -------------------
                                                         Your premium
The chart to the right illustrates how                   You make a
cash normally flows through a Pacific                    premium
Select Estate Preserver III policy.                      payment          -------------------------------------------
                                                                                                                    v
The dark shaded boxes show the fees and               -------------------                                   -----------------
expenses you pay directly or indirectly                                                                       We deduct a
under your policy. These are explained                                                                        premium load
in the pages that follow.
                                                      -------------------
In some states we'll hold your net                       Net premium
premium payments in the Money Market                     We allocate the                                    -----------------
investment option until the free look                    net premium to
transfer date. Please turn to Your right                 the investment   ----------------------------------
to cancel for details.                                   options you
                                                         choose
                                                      -------------------

                                                     v                     v
                                            -------------------  -------------------    ----------------    -----------------
                                             Fixed options        Variable               Pacific Select      The fund
                                             We hold              investment             Fund                deducts
                                             amounts you          options                                    advisory fees
                                             allocate to these                       --  The variable   ---  and other fund
                                             options in our       We hold                investment          expenses from
                                             general account      amounts you            options invest      the portfolios
                                                                  allocate to these      in the fund's
                                                                  options in our         portfolios
                                                                  separate account
                                            -------------------  -------------------    ----------------    -----------------


                                                                                                            -----------------
                                                                                                             We deduct:
                                                                                                             . cost of
                                                                                                               insurance
                                                                                                             . administrative
                                                                               We make monthly deductions      charge
                                                                             -----------------------------   . mortality and
                                                                                                             . expense risk
                                                                                                               charge
                                                                                                             . rider charges

                                                                         v                                  -----------------
                                            ---------------      -----------------                          -----------------
                                            Loan account          Accumulated                                We deduct a
                                            Accumulated           value             If you make withdrawal   withdrawal charge
                                            value set aside  ---                    ----------------------
                                            to secure a           The total value
                                            policy loan           of your policy

                                            ---------------      -----------------                          -----------------

                                                                                                            -----------------
                                                                                                             We deduct a
                                                                                                             surrender charge
                                                                           If you surrender your policy
                                                                          during the first 10 policy years
                                                                          --------------------------------


                                                                                                            ------------------

                      ---------------------------------------------------------
Deductions from
your premiums
                       We deduct a premium load from each premium payment you
The premium load is    make. The load is made up of three charges:
explained in more
detail on page 23.     Sales load - 5% of each premium payment during the
                       first 10 policy years and reduced to 3% after the 10th policy year.

                       State and local tax charge - 2.35% of each premium payment.

                       Federal tax charge - 1.50% of each premium payment.

                      ---------------------------------------------------------
Deductions from        We deduct a monthly charge from your policy's
your policy's          accumulated value in the investment options on each
accumulated value      monthly payment date. This charge is made up of three
                       charges:
The monthly charge
is explained in        Cost of insurance - We calculate this charge by
more detail            multiplying the current cost of insurance rate by a
starting on page       discounted net amount at risk at the beginning of each
25.                    policy month. When the younger of the two people
                       insured by the policy reaches age 100, the cost of
An example             insurance charge is zero -- in other words, you no
For a policy with:     longer pay any cost of insurance charge.

 . a joint equal age
  of 50                Administrative charge - We deduct a charge of $16 a
 . a face amount of     month during the first five policy years, and $6 a
  $100,000             month thereafter. When the younger of the two people
 . accumulated          insured by the policy reaches age 100, the
  value of $60,000     administrative charge is zero -- in other words, you no
  after deducting      longer pay any administrative charge.
  any outstanding
  loan amount.

The monthly charge     Mortality and expense risk charge - The mortality and
for the face amount    expense risk charge varies depending on your policy's
component of the       face amount, joint equal age on the policy date and
mortality and          accumulated value. It's made up of two components:
expense risk charge
is $14.50              . The face amount component, which we deduct every
(($100,000 / 1,000) X    month during the first 10 policy years at a rate that
0.145).                  is based on the joint equal age and each $1,000 of
                         the initial face amount of your policy.
The monthly charge
for the accumulated    . The accumulated value component, which we deduct
value component is       every month during the first20 policy years at an
$15                      annual rate of 0.30% (0.025% monthly) of your
($60,000 X 0.025%).      policy's accumulated value in the investment options.
The charge in            During policy years 21 and thereafter, we reduce the
policy year 21 (and      annual rate to 0.10% (0.008333% monthly) of the
thereafter) would        accumulated value.
be $5
($60,000 X 0.008333%)  Riders - If you add any riders to your policy, we add
if the policy's        any charges for them to your monthly charge.
accumulated value
was $60,000.

Joint equal age is
explained in
Appendix A. The
rates for the face
amount component
are shown in
Appendix B.

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER III

                      ---------------------------------------------------------
Withdrawal and
surrender charges
                       You can withdraw part of your policy's net cash
Withdrawal and         surrender value at any time starting on your policy's
surrender charges      first anniversary. There is a $25 charge for each
are explained in       withdrawal you make. We deduct this charge
more detail on         proportionately from all of your investment options.
pages 36 and 40.
                       If you surrender or cash in your policy, or decrease
An example             its face amount, during the first 10 years of owning
                       the policy, we'll deduct a surrender charge. The
For a policy that      surrender charge is made up of two components:
is surrendered at
the end of the
first policy year,     . The underwriting surrender charge, which is assessed
with:                    at a rate that is based on the joint equal age and
                         each $1,000 of the initial face amount of your
 . a joint equal age      policy. The amount of the charge does not change
  of 50                  during the first policy year. Starting on the first
 . an initial face        policy anniversary, we reduce the charge by 0.9259% a
  amount of              month until it reaches zero at the end of 10 policy
  $100,000.              years.

The underwriting
surrender charge is
$520.

The sales surrender    . The sales surrender charge, which, during the first
target is $1,274.        policy year, equals the smaller of the following
The maximum sales        amounts:
surrender charge is
$318.50.                 . 25% of the premium payments you've made, or

                         . 25% of the sales surrender target, which is based
The underwriting           on the joint equal age of the people insured by the
surrender charge           policy for each $1,000 of a policy's initial face
and sales surrender        amount.
target rates appear
in Appendix B.         The sales surrender charge increases until the premiums
                       you pay reach the sales surrender target. In the 13th month you own your policy, we reduce the sales surrender charge so that it is 99.0741% of the charge as calculated above. After that, we reduce it by 0.9259% a month until it reaches zero at the end of 10 policy years.

                      ---------------------------------------------------------
Fees and expenses      The Pacific Select Fund pays advisory fees and other
paid by the            expenses. These are deducted from the assets of the
Pacific Select Fund    fund's portfolios and may vary from year to year. They
                       are not fixed and are not part of the terms of your
You'll find more       policy. If you choose a variable investment option,
about the Pacific      these fees and expenses affect you indirectly because
Select Fund            they reduce portfolio returns.
starting on page
29, and in the         Advisory fee
fund's prospectus,     Pacific Life is the investment adviser to the fund. The
which accompanies      fund pays an advisory fee to us for these services. The
this prospectus.       table below shows the advisory fee as a annual
                       percentage of each portfolio's average daily net assets.

                       Other expenses
                       The table also shows the fund expenses for each portfolio in 1999. To help limit fund expenses, we've agreed to waive all or part of our investment advisory fees or otherwise reimburse each portfolio for expenses (not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed 0.25% of its average daily net assets. We do this voluntarily, but do not guarantee that we'll continue to do so after December 31, 2001. In 1999, Pacific Life reimbursed the Small-Cap Index Portfolio $96,949.

                   --------------------------------------------------------------------
                   Portfolio                Advisory fee Other expenses Total expenses+
                   --------------------------------------------------------------------
                                            As an annual % of average daily net assets
                   Aggressive Equity            0.80          0.05           0.85
                   Emerging Markets/1/          1.10          0.32           1.42
                   Diversified Research/2/      0.90          0.05           0.95
                   Small-Cap Equity             0.65          0.05           0.70
                   International Large-
                    Cap/2/                      1.05          0.15           1.20
                   Equity                       0.65          0.04           0.69
                   I-Net Tollkeeper/2/          1.50          0.15           1.65
                   Multi-Strategy               0.65          0.05           0.70
                   Equity Income                0.65          0.05           0.70
                   Growth LT                    0.75          0.04           0.79
                   Mid-Cap Value                0.85          0.12           0.97
                   Equity Index/3/              0.25          0.05           0.30
                   Small-Cap Index/4/           0.50          0.44           0.94
                   REIT                         1.10          0.18           1.28
                   International Value          0.85          0.16           1.01
                   Government Securities        0.60          0.06           0.66
                   Managed Bond/1/              0.60          0.06           0.66
                   Money Market/1/              0.35          0.05           0.40
                   High Yield Bond/1/           0.60          0.06           0.66
                   Large-Cap Value              0.85          0.12           0.97
                   --------------------------------------------------------------------

                       /1/ Total net expenses for these portfolios in 1999, after deduction of an offset for custodian credits, were: 1.41% for Emerging Markets Portfolio, 0.65% for Managed Bond Portfolio, 0.39% for Money Market Portfolio, and 0.65% for High Yield Bond Portfolio.

                       /2/ Expenses are estimated. There were no actual advisory fees or other expenses for these portfolios in 1999 because the portfolios started after December 31, 1999.

                       /3/ The advisory fee for the Equity Index Portfolio has been adjusted to reflect the advisory fee increase effective January 1, 2000. The actual advisory fee, and total net expenses for this portfolio in 1999 after deduction of an offset for custodian credits, were 0.16% and 0.20%, respectively.

                       /4/ Total net expenses for the Small-Cap Index Portfolio in 1999, after the advisor's reimbursement and deduction of an offset for custodian credits, were 0.75%.

                       + The fund has adopted a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits or other compensation that may be used to help promote distribution of fund shares. There are no fees or charges to any portfolio under this plan, although the fund's distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a fund expense, it would represent approximately .0023% or less of any portfolio's average daily net assets.

PACIFIC SELECT ESTATE PRESERVER III BASICS

                       When you buy a Pacific Select Estate Preserver III life insurance policy, you're entering into a contract with Pacific Life Insurance Company. Your contract with us is made up of your application, your policy, applications to change or reinstate the policy, any amendments, riders or endorsements to your policy, and specification pages.

Policy amendments      When we approve your signed application, we'll issue
and endorsements       your policy. If your application does not meet our
are a part of your     underwriting requirements, we can reject it or ask you
policy and confirm     for more information. Once we receive your first
changes you or we      premium payment, the policy has been delivered to you
make to the policy.    and any delivery requirements have been met, we'll
                       consider your policy to be in force. That's when our
Specification pages    obligations under the policy begin.
summarize
information            Your policy will be in force until one of the following
specific to your       happens:
policy at the time     . both people insured by the policy die
the policy is          . the grace period expires and your policy lapses, or
issued.                . you surrender your policy.

                       If your policy is not in force when both people insured
Riders provide         by the policy die, we are not obligated to pay the
extra benefits,        death benefit proceeds to your beneficiary.
some at additional
cost. Not all          Pacific Select Estate Preserver III is a last survivor
riders are             flexible premium variable life insurance policy that
available in every     insures the lives of two people and pays death benefit
state and some         proceeds after both people have died.
riders may only be
added when you         Under a flexible premium life insurance policy, you
apply for your         have the flexibility to choose the amount and frequency
policy.                of your premium payments. You must, however, pay enough
                       premiums to cover the ongoing cost of policy benefits.
Last survivor life
insurance may be       A premium load is deducted from each premium payment
appropriate for two    you make. The resulting net premium is allocated to the
spouses who want to    investment options you choose, and becomes part of your
provide a death        policy's accumulated value.
benefit for their
children.              Charges are deducted from the accumulated value each
                       month to help cover the cost of the policy's death
This may not be the    benefit and other expenses. If there is not enough
right kind of          accumulated value to cover the monthly charge on the
policy for someone     day we make the deduction, your policy may lapse after
who wants to           a grace period - which means you'll no longer have any
provide a death        insurance coverage.
benefit for his or
her spouse. In that    Investment earnings will increase your policy's
case, a policy that    accumulated value, while investment losses will
insures a single       decrease it. The premium payments you'll be required to
life may be more       make to keep your policy in force will be influenced by
appropriate.           the investment results of the investment options you've
                       chosen.
Please discuss your
insurance needs and
financial
objectives with
your registered
representative.

In some states
we'll hold your net
premium payments in
the Money Market
investment option
until the free look
transfer date.
Please turn to Your
right to cancel for
details.

                      ---------------------------------------------------------
Owners, people         Owners
insured by the         The owner is the person named on the application who
policy, and            makes the decisions about the policy and its benefits
beneficiaries          while it's in force. You can own a policy by yourself
                       or with someone else. Two or more owners are called
                       joint owners. You need the signatures of all owners for
Please consult your    all policy transactions.
financial advisor
or a lawyer about      If one of the joint owners dies, the surviving owners
designating            will hold all rights under the policy. If the last
ownership              joint owner dies, his or her estate will own the policy
interests.             unless you've given us other instructions.

                       A policy can also be owned by an institution, trust,
                       corporation or group or sponsored arrangement. These
If you would like      owners often buy more than one policy, which may
to change the owner    qualify them for reduced charges or lower premium
of your policy,        payments.
please contact us
or your registered     We may reduce or waive the sales load or surrender
representative for     charges on policies sold to our directors or employees,
a change of owner      to any of our affiliates, or to trustees, employees or
form. We can           affiliates of the fund.
process the change
only if we receive     You can change the owner of your policy by completing a
your instructions      change of owner form. Once we've received and recorded
in writing.            your request, the change will be effective as of the
                       day you signed the change of owner form.

                       People insured by the policy
                       This policy insures the lives of two people who are between the ages of 20 and 85 at the time you apply for your policy, and who have given us satisfactory evidence of insurability. Your policy refers to these people as the insureds. The policy pays death benefit proceeds after both of these people have died.

Risk classes are       Each person to be insured by the policy is assigned an
usually based on       underwriting or insurance risk class which we use to
age, gender, health    calculate cost of insurance and other charges. We
and whether or not     normally use the medical or paramedical underwriting
the person to be       method to assign underwriting or insurance risk
insured by the         classes, which may require a medical examination. We
policy smokes. Most    may, however, use other forms of underwriting if we
insurance companies    think it's appropriate.
use similar risk
classification         When we use a person's age in policy calculations, we
criteria.              generally use his or her age as of the nearest policy
                       date, and we add one year to this age on each policy
When we refer to       anniversary date. For example, when we talk about
age throughout this    someone "reaching age 100", we're referring to the
prospectus, we're      policy anniversary date closest to that person's 100th
using the word as      birthday, not to the day when he or she actually turns
we've defined it       100.
here, unless we
tell you otherwise.

PACIFIC SELECT ESTATE PRESERVER III BASICS

                       Beneficiaries
                       The beneficiary is the person, people, entity or
If you would like      entities you name to receive the death benefit
to change the          proceeds. Here are some things you need to know about
beneficiary of your    naming beneficiaries:
policy, please
contact us or your     . You can name one or more primary beneficiaries who
registered               each receive an equal share of the death benefit
representative for       proceeds unless you tell us otherwise. If one
a change of              beneficiary dies, his or her share will pass to the
beneficiary form.        surviving primary beneficiaries in proportion to the
We can process the       share of the proceeds they're entitled to receive,
change only if we        unless you tell us otherwise.
receive your
instructions in        . You can also name a contingent beneficiary for each
writing.                 primary beneficiary you name. The contingent
                         beneficiary will receive the death benefit proceeds if the primary beneficiary dies.

                       . You can choose to make your beneficiary permanent
                         (sometimes called irrevocable). You cannot change a permanent beneficiary's rights under the policy without his or her permission.

                       . If none of your beneficiaries is still living when
                         the death benefit proceeds are payable, you as the policy owner will receive the proceeds. If you're no longer living, the proceeds will go to your estate.

                       . You can change your beneficiary at any time while
                         either person insured by the policy is still living, and while the policy is in force. The change will be effective as of the day you signed the change of beneficiary form.

                      ---------------------------------------------------------
Policy date,           Your policy date
monthly payment        This is usually the day we approve your policy
date, policy           application. It's also the beginning of your first
anniversary date       policy year. Your policy's monthly, quarterly, semi-
                       annual and annual anniversary dates are based on your
                       policy date.
In Massachusetts,
the policy date is     The policy date is set so that it never falls on the
known as the issue     29th, 30th or 31st of any month. We'll apply your first
date.                  premium payment as of your policy date or as of the day
                       we receive your premium, whichever is later.

                       Backdating your policy
In Ohio, your          You can have your policy backdated up to six months, as
policy can be          long as we approve it. Backdating in some cases may
backdated only         lower your cost of insurance rates since these rates
three months.          are based on the ages of the people insured by the
                       policy. Your first premium payment must cover the premium load and monthly charges for the period between the backdated policy date and the day your policy is issued.

                       Your monthly payment date
                       This is the day we deduct the monthly charges from your policy's accumulated value. The first monthly payment date is your policy date, and it's the same day each month thereafter. Monthly charges are explained in the section called Your policy's accumulated value.

                       Your policy anniversary date
                       This is the same day as your policy date every year after we issue your policy. A policy year starts on your policy date and each anniversary date, and ends on the day before the next anniversary date.

                      ---------------------------------------------------------
Statements and         We send the following statements and reports to policy
reports                owners:
we'll send you
                       . a confirmation for many financial transactions,
                         usually including premium payments and transfers,
                         loans, loan repayments, withdrawals and surrenders.
                         Monthly deductions and scheduled transactions made
We can create            under the dollar cost averaging and portfolio
customized               rebalancing programs are reported on your quarterly
hypothetical             policy statement.
illustrations of
benefits under your    . a quarterly policy statement. The statement will tell
policy based on          you the accumulated value of your policy by
different                investment option, cash surrender value, the amount
assumptions.             of the death benefit, the policy's face amount, and
                         any outstanding loan amount. It will also include a
We'll send you one       summary of all transactions that have taken place
policy illustration      since the last quarterly statement, as well as any
free of charge each      other information required by law.
policy year if you
ask for one. We        . supplemental schedules of benefits and planned
reserve the right        periodic premiums. We'll send these to you if you
to charge $25 for        change your policy's face amount or change any of the
additional               policy's other benefits.
illustrations.
                       . financial statements, at least annually or as
                         required by law, of the separate account and Pacific
                         Select Fund, that include a listing of securities for each portfolio of the Pacific Select Fund.

                      ---------------------------------------------------------
Your right to
cancel
                       During the free look period, you have the right to
There are special      cancel your policy and return it to us or your
rules for the free     registered representative for a refund.
look period in
certain states.        The amount of your refund may be more or less than the
Here are some          premium payments you've made, depending on the state
examples:              where you signed your application. We'll always deduct
 . In California the    any outstanding loan amount from the amount we refund
  free look period     to you.
  ends 30 days
  after you receive    You'll find a complete description of the free look
  your policy if       period that applies to your policy on the policy's
  you're 60 years      cover sheet, or on a notice that accompanied your
  old or over or if    policy. Generally, the free look period ends on the
  you're replacing     latest of the following:
  another life
  insurance policy.    . 10 days after you receive your policy (20 days for
 . In Colorado the        many states if you are replacing another life
  free look period       insurance policy)
  ends after 15        . 10 days after we mail or deliver this prospectus
  days.                  which includes a notice of your right of withdrawal
 . In North Dakota      . 45 days after you complete and sign your policy
  the free look          application.
  period ends after
  20 days.             In most states, your refund will be based on the
 . Pennsylvania         accumulated value of your policy. In these states,
  requires that you    we'll allocate your net premiums to the investment
  exercise your        options you've chosen. If you exercise your right to
  right to cancel      cancel, your refund will be:
  your policy
  within 10 days       . any charges or taxes we've deducted from your
  after you receive      premiums
  it, regardless of    . the net premiums allocated to the fixed options
  the date you         . the accumulated value allocated to the variable
  signed your            investment options
  application.         . any monthly charges and fees we've deducted from your
                         policy's accumulated value in the variable investment
Please call us or        options.
your registered
representative if
you have questions
about your right to
cancel your policy.

PACIFIC SELECT ESTATE PRESERVER III BASICS

                       In some states we're required to refund the premium payments you've made. If you sign your application in one of these states, we'll hold the net premiums in the Money Market investment option until the free look transfer date. On that day, we'll transfer the accumulated value in the Money Market investment option to the investment options you've chosen.

                       The free look transfer date is the latest of the following:

                       . 15 days after we issue your policy
                       . 45 days after you complete and sign your policy
                         application
                       . the day we receive your minimum initial premium . when we consider your policy to be in force.

                      ---------------------------------------------------------
Timing of payments,    Effective date
forms and requests     The effective date of payments, forms and requests you
                       send us is usually determined by the day and time we
A business day,        receive the item in proper form at the mailing address
called a valuation     that appears on the back cover of this prospectus.
date in your
policy, is any day     Planned periodic premium payments, loan requests,
that the New York      transfer requests, loan payments or withdrawal or
Stock Exchange and     surrender requests that we receive in proper form
our life insurance     before 4:00 p.m. Eastern time on a business day will
client services        normally be effective as of the end of that day, unless
offices are open.      the transaction is scheduled to occur on another
It usually ends at     business day. If we receive your payment or request on
4:00 p.m. Eastern      or after 4:00 p.m. Eastern time on a business day, your
time.                  payment or request will be effective as of the end of
                       the next business day. If a scheduled transaction falls
The New York Stock     on a day that is not a business day, we'll process it
Exchange is usually    as of the end of the next business day.
closed on weekends
and on the             Other forms, notices and requests are normally
following days:        effective as of the next business day after we receive
 . New Year's Day,      them in proper form, unless the transaction is
  Martin Luther        scheduled to occur on another business day. Change of
  King, Jr. Day,       owner and beneficiary forms are effective as of the day
  President's Day,     you sign the change form, once we receive them in
  Good Friday,         proper form.
  Memorial Day,
  July Fourth,         Proper form
  Labor Day,           We'll process your requests once we receive all
  Thanksgiving Day     letters, forms or other necessary documents, completed
  and Christmas        to our satisfaction. Proper form may require, among
  Day,                 other things, a signature guarantee or some other proof
and                    of authenticity. We do not generally require a
 . the Friday before    signature guarantee, but we may ask for one if it
  New Year's Day,      appears that your signature has changed, if the
  July Fourth or       signature does not appear to be yours, if we have not
  Christmas Day if     received a properly completed application or
  that holiday         confirmation of an application, or for other reasons to
  falls on a           protect you and us.
  Saturday
 . the Monday
  following New
  Year's Day, July
  Fourth or
  Christmas Day if
  that holiday
  falls on a Sunday
unless unusual
business conditions
exist, such as the
ending of a monthly
or yearly
accounting period.

Our client services
offices are also
usually closed on
the following days:
 . the Monday before
  New Year's Day,
  July Fourth, or
  Christmas Day, if
  any of these
  holidays falls on
  a Tuesday
 . the Tuesday
  before Christmas
  Day if that
  holiday falls on
  a Wednesday
 . the Friday after
  New Year's Day,
  July Fourth or
  Christmas Day, if
  any of these
  holidays falls on
  a Thursday
 . the Friday after
  Thanksgiving.

Call us or contact
your registered
representative if
you have any
questions about the
proper form
required for a
request.

                       When we make payments and transfers
                       We'll normally send the proceeds of transfers,
To request payment     withdrawals, loans, surrenders, exchanges and death
of death benefit       benefit payments within seven days after the effective
proceeds, send us      date of the request. We may delay payments and
proof of death and     transfers, or the calculation of payments and transfers
payment                based on the value in the variable investment options
instructions.          under unusual circumstances, for example, if:

                       . the New York Stock Exchange closes on a day other
                         than a regular holiday or weekend
                       . trading on the New York Stock Exchange is restricted . an emergency exists as determined by the SEC, as a result of which the sale of securities is not practicable, or it is not practicable to determine the value of a variable account's assets, or
                       . the SEC permits a delay for the protection of policy
                         owners.

                       We may delay transfers and payments from the fixed options, including the proceeds from withdrawals, surrenders and loans, for up to six months. We'll pay interest at an annual rate of at least 4% on any withdrawals or surrender proceeds from the fixed options that we delay for 30 days or more.

                       We pay interest at an annual rate of at least 4% on death benefit proceeds, calculated from the day the last surviving person insured by the policy dies to the day we pay the proceeds.

                      ---------------------------------------------------------
Telephone              You can make loans or transfers, and give us
transactions           instructions regarding the dollar cost averaging
                       program or portfolio rebalancing program, by telephone any time after the free look period as long as we have your signed authorization form on file.

                       Here are some things you need to know about telephone transactions:

                       . You must complete a telephone authorization form.
                       . If your policy is jointly owned, all joint owners
                         must sign the telephone authorization. We'll take instructions from any owner.
                       . We may use any reasonable method to confirm that your
                         telephone instructions are genuine. For example, we may ask you to provide personal identification or we may record all or part of the telephone conversation. We may refuse any transaction request made by telephone.

                       We'll send you a written confirmation of each telephone transaction.

                       Sometimes, you may not be able to make loans or transfers by telephone, for example, if our telephone lines are busy because of unusual market activity or a significant economic or market change, or our telephone lines are out of service during severe storms or other emergencies. In these cases, you can send your request to us in writing, or call us the next business day or when service has resumed.

                       When you send us your telephone authorization form, you agree that:

                       . we can accept and act upon instructions you give us
                         over the telephone
                       . neither we, any of our affiliates, the Pacific Select
                         Fund, or any director, trustee, officer, employee or agent of ours or theirs will be liable for any loss, damages, cost or expenses that result from transactions processed because of a request by telephone that we believe to be genuine, as long as we have followed our own procedures
                       . you bear the risk of any loss that arises from your
                         right to make loans or transfers over the telephone.

THE DEATH BENEFIT

                       We'll pay death benefit proceeds to your beneficiary after the last surviving person insured by the policy dies while the policy is still in force. Your beneficiary generally will not have to pay federal income tax on death benefit proceeds.

                       This policy offers four death benefit options, Options
Your policy's          A, B, C and D. The option you choose will generally
initial amount of      depend on which is more important to you: a larger
insurance coverage     death benefit or building the accumulated value of your
is its initial face    policy.
amount. We
determine the face     Here are some things you need to know about the death
amount based on        benefit:
instructions
provided in your       . You choose your death benefit option on your policy
application.             application.

The minimum face       . If you do not choose a death benefit option, we'll
amount when a            assume you've chosen Option A.
policy is issued is
usually $100,000,      . The death benefit will always be the greater of the
but we may reduce        death benefit under the option you choose or the
this in some             guideline minimum death benefit.
circumstances.
                       . The death benefit will never be lower than the face
You'll find your         amount of your policy if you've chosen Option A, B or
policy's face            D. Of course, the death benefit proceeds will always
amount, which            be reduced by any outstanding loan amount.
includes any
increases or           . We'll pay the death benefit proceeds to your
decreases, in the        beneficiary when we receive proof of the deaths of
specification pages      both of the people insured by the policy.
in your policy.

                      ---------------------------------------------------------
Choosing your death    You can choose one of the following four options for
benefit option         the death benefit on your application. The graphs below
                       help you compare the options using several hypothetical examples.

                       Option A -  the        Option B - the face amount of
                       face amount of         your policy plus its accumulated
                       your policy.           value.


                       [ILLUSTRATION          [ILLUSTRATION APPEARS HERE]
                       APPEARS HERE]
                                              The death benefit changes as
                                              your policy's accumulated value
                                              changes. The better your
                                              investment options perform, the
                                              larger the death benefit will
                                              be.

                       Option C - the         Option D - the face amount of
                       face amount of         your policy multiplied by a
                       your policy plus       death benefit factor.
                       the total premiums
                       you've paid minus
                       any withdrawals or     [ILLUSTRATION APPEARS HERE]
                       distributions
                       made.                  The death benefit gradually
                                              increases over time no matter
                                              how your investment options
                       [ILLUSTRATION          perform, as long as there is
                       APPEARS HERE]          enough accumulated value to keep
                                              your policy in force.
                       The more premiums
                       you pay and the
                       less you withdraw,
                       the larger the
                       death benefit will
                       be.

                      ---------------------------------------------------------
                       How we calculate the death benefit for
                       Option D

                       If you choose Option D, we'll calculate the death benefit by multiplying the face amount by a death benefit factor. The death benefit factor is a number from 1.0 to 2.0. A factor of 1.0 means the death benefit equals the face amount. A factor of 2.0 means the death benefit is two times the face amount.

                       The factor changes on each policy anniversary and is based on the joint equal age of the people insured by the policy and the number of completed policy years. Joint equal age is a calculation that blends the ages and insurance risks of the two people insured by the policy. Generally, the death benefit factor will reach the maximum of 2.0 when joint equal age plus the number of completed policy years is between 85 and 90. You'll find more information about how we calculate joint equal age in Appendix A.

                       You'll find more information about the death benefit factor in Appendix D and in your policy.

                      ---------------------------------------------------------
The guideline
minimum death
benefit
                       The guideline minimum death benefit is the minimum
If your policy's       death benefit needed for your policy to qualify as life
death benefit is       insurance under Section 7702 of the Internal Revenue
equal to the           Code. If the amount of the death benefit under the
guideline minimum      option you choose is less than the guideline minimum
death benefit, and     death benefit, we'll adjust your death benefit to equal
the net amount at      the guideline minimum death benefit.
risk is more than
three times the        We calculate the guideline minimum death benefit by
death benefit on       multiplying the accumulated value of your policy by a
the policy date, we    death benefit percentage. This percentage is based on
may reduce the         the age of the younger person insured by the policy,
death benefit by       and will increase over time. You'll find a table of
making withdrawals     guideline minimum death benefit percentages in Appendix
from your policy.      C.

We will not charge
you our usual $25
withdrawal fee, but
the withdrawals may
be taxable. Please
turn to
Withdrawals,
surrenders and
loans for
information about
making withdrawals.

                      ---------------------------------------------------------
When we pay the
death benefit
                       We calculate the amount of the death benefit proceeds
Your beneficiary       as of the end of the day the last surviving person
can choose to          insured by the policy dies. If that person dies on a
receive the death      day that is not a business day, we calculate the
benefit proceeds in    proceeds as of the next business day.
a lump sum or use
it to buy an income    Your policy's beneficiary must send us proof that both
benefit. Please see    people insured by the policy died while the policy was
the discussion         in force, along with payment instructions. If both
about income           people insured by the policy die at the same time, or
benefits in General    if it's not clear who died first, we'll assume the
information about      younger of the two died first.
your policy.
                       Death benefit proceeds equal the total of the death
It is important        benefits provided by your policy and any riders you've
that we have a         added, minus any outstanding loan amount, minus any
current address for    overdue charges.
your beneficiary so
that we can pay        We'll pay interest at an annual rate of at least 4% on
death benefit          the death benefit proceeds, calculated from the day the
proceeds promptly.     last surviving person insured by the policy dies to the
If we cannot pay       day we pay the proceeds. In some states we may pay a
the proceeds to        higher rate of interest if required by law.
your beneficiary
within five years
of the death of the
last surviving
person insured by
the policy, we'll
be required to pay
them to the state.

THE DEATH BENEFIT

                      ---------------------------------------------------------
Comparing the death    The tables below compare the death benefits provided by
benefit options        the policy's four death benefit options. The examples
                       are intended only to show differences in death benefits and net amounts at risk. Accumulated value assumptions may not be realistic.

Example A assumes      These examples show that each death benefit option
the following:         provides a different level of protection. Keep in mind
                       that cost of insurance charges, which affect your
 . the people           policy's accumulated value, increase with the amount of
  insured by the       the death benefit, as well as over time. The cost of
  policy are male      insurance is charged at a rate per $1,000 of the
  and female non-      discounted net amount at risk. As the net amount at
  smokers, each age    risk increases, your cost of insurance increases.
  45 at the time       Accumulated value also varies depending on the
  the policy was       performance of the investment options in your policy.
  issued
 . face amount is
  $1,000,000
 . accumulated value
  at year 20 is
  $600,000
 . total premiums
  paid into the
  policy at year 20
  is $300,000
 . the death benefit
  percentage for
  the guideline
  minimum death
  benefit is 120%
 . the death benefit
  factor for Option
  D at year 20 is
  108.4%
 . the guideline
  minimum death
  benefit is
  $720,000
  (accumulated
  value times a
  death benefit
  percentage factor
  of 120%)

                   ------------------------------------------------------------------------------------------
                   Example A                               The death benefit is the larger
                                                           of these two amounts
                                                           -------------------------------
                   Death                                   Death benefit   Guideline       Net amount at risk
                   benefit     How it's                    under           minimum         used for cost of
                   option      calculated                  the option      death benefit   insurance charge
                   ------------------------------------------------------------------------------------------
                   Option A    Face amount                  $1,000,000       $720,000         $396,736.94
                   Option B    Face amount plus
                               accumulated value            $1,600,000       $720,000         $994,779.11
                   Option C    Face amount plus
                               premiums less distributions  $1,300,000       $720,000         $695,758.03
                   Option D    Face amount times
                               death benefit factor         $1,084,000       $720,000         $480,462.85
                   ------------------------------------------------------------------------------------------

Example B uses the
same assumptions as
Example A, but has
an accumulated
value of
$1,400,000. Because
accumulated value
has increased, the
guideline minimum
death benefit is
now $1,600,000
($1,400,000 times a
death benefit
factor of 120%).

                   ------------------------------------------------------------------------------------------
                   Example B                               The death benefit is the larger
                                                           of these two amounts
                                                           -------------------------------
                   Death                                   Death benefit   Guideline       Net amount at risk
                   benefit     How it's                    under           minimum         used for cost of
                   option      calculated                  the option      death benefit   insurance charge
                   ------------------------------------------------------------------------------------------
                   Option A    Face amount                  $1,000,000      $1,680,000        $274,518.06
                   Option B    Face amount plus
                               accumulated value            $2,400,000      $1,680,000        $992,168.66
                   Option C    Face amount plus
                               premiums less distributions  $1,300,000      $1,680,000        $274,518.06
                   Option D    Face amount times
                               death benefit factor         $1,084,000      $1,680,000        $274,518.06
                   ------------------------------------------------------------------------------------------

                      ---------------------------------------------------------
Changing your death    You can change your death benefit option after your
benefit option         fifth policy year. Here's how it works:

We will not change     . You can change the death benefit once in any policy
your death benefit       year.
option if it means     . You must send us your request in writing.
your policy will be    . You can only change to Option A or Option B.
treated as a           . The change will become effective on the first monthly
modified endowment       payment date after we receive your request. If we
contract, unless         receive your request on a monthly payment date, we'll
you've told us in        process it that day.
writing that this      . The face amount of your policy will change by the
would be acceptable      amount needed to make the death benefit under the new
to you. Modified         option equal the death benefit under the old option
endowment contracts      just before the change. We will not let you change
are discussed in         the death benefit if doing so means the face amount
Variable life            of your policy will become less than $100,000. We may
insurance and your       waive this minimum amount under certain
taxes.                   circumstances.
                       . Changing the death benefit option can also affect the
Net amount at risk       monthly cost of insurance charge since this charge
is the difference        varies with the net amount at risk.
between the death      . The new death benefit option will be used in all
benefit that would       future calculations.
be payable if both
people insured by
the policy died,
and the accumulated
value of your
policy.

                      ---------------------------------------------------------
Decreasing the face    You can decrease your policy's face amount starting on
amount                 the first policy anniversary as long as we approve it.
                       Here's how it works:
Decreasing the face
amount may affect      . You can decrease the face amount as long as at least
your policy's tax        one of the people insured by the policy is still
status. To ensure        living.
your policy            . You can only decrease the face amount once in any
continues to             policy year.
qualify as life        . You must send us your request in writing while your
insurance, we might      policy is in force.
be required to         . The decrease will become effective on the first
return part of your      monthly payment date after we receive your request.
premium payments to      If we receive your request on a monthly payment date,
you, or make             we'll process it that day.
distributions from     . Decreasing the face amount can affect the monthly
the accumulated          cost of insurance charge since this charge varies
value, which may be      with the net amount at risk.
taxable.               . We can refuse your request to make the face amount
                         less than $100,000. We can waive this minimum amount
We will not              in certain situations, such as group or sponsored
decrease the face        arrangements.
amount if it means
your policy will be    If you decrease your face amount in the first 10 years
treated as a           of the policy, we'll deduct a surrender charge from
modified endowment     your policy's accumulated value. Please turn to
contract, unless       Withdrawals, surrenders and loans for information about
you've told us in      how we calculate surrender charges.
writing that this
would be acceptable
to you.

For more
information, please
see Variable life
insurance and your
taxes.

                      ---------------------------------------------------------
Optional riders        There are five optional riders that provide extra
                       benefits, some at additional cost. Not all riders are
We offer other         available in every state, and some riders may only be
variable life          added when you apply for your policy.
insurance policies
which provide          . Last survivor added protection benefit
insurance                Provides level or varying term insurance on the two
protection on the        people insured by the policy.
lives of two people
or on the life of      . Individual annual renewable term rider
one person. The          Provides level or varying term insurance on either or
loads and charges        both people insured by the policy.
on these policies
may be different.      . Enhanced policy split option rider
Combining a policy       Available only to married couples, it splits the
and a rider,             policy into two individual policies without evidence
however, may be          of insurability under certain circumstances.
more economical
than adding another    . Policy split option rider
policy. It may also      Splits the policy into two individual policies with
be more economical       evidence of insurability.
to provide an
amount of insurance    . Accelerated living benefits rider
coverage through a       Gives the policy owner access to a portion of the
policy alone.            policy's death benefit if the last surviving person
                         insured by the policy has been diagnosed with a terminal illness resulting in a life expectancy of six months or less (or longer than six months in some states).

                       Certain restrictions may apply and are described in the
                       rider or benefit. We'll add any rider charges to the
Ask your registered    monthly charge we deduct from your policy's accumulated
representative for     value.
more information
about the riders
available with the
policy, or about
other kinds of life
insurance policies
offered by Pacific
Life.

There may be tax
consequences if you
exercise your
rights under the
Accelerated living
benefits rider or
either of the two
Policy split option
riders. Please see
Variable life
insurance and your
taxes for more
information.

Samples of the
provisions for the
extra optional
benefits are
available from us
upon written
request.

HOW PREMIUMS WORK

                       Your policy gives you the flexibility to choose the amount and frequency of your premium payments.


The amount,            We usually set the amount of your first premium
frequency, and         payment. You can schedule the amount and frequency of
period of time over    remaining premium payments within certain limits. Each
which you make         premium payment must be at least $50.
premium payments
may affect whether     We deduct a premium load from each premium payment, and
your policy will be    then allocate your net premium to the investment
classified as a        options you've chosen. Depending on the performance of
modified endowment     your investment options, and on how many withdrawals,
contract, or no        loans or other policy features you've taken advantage
longer qualifies as    of, you may need to make additional premium payments to
life insurance for     keep your policy in force.
tax purposes. See
Variable life
insurance and your
taxes for more
information.

                      ---------------------------------------------------------
Your first premium     We usually require you to make a minimum initial
payment                premium payment that's equal to at least 25% of the sum
                       of your premium load and your policy's monthly charges for the first year.

                       The amount of the monthly charge and premium load are calculated based on your policy's face amount and the age, smoking status, gender (unless unisex cost of insurance rates apply), and risk classes of the people insured by your policy.

                       We describe premium load later in this section. You'll find an explanation of the monthly charge in Your policy's accumulated value.

                       If we do not receive the minimum initial premium payment within 20 days after we issue your policy, we can cancel the policy and refund any partial premium payment you've made. We may waive the 20 day requirement in some cases.

                      ---------------------------------------------------------
Planned periodic
premium payments
                       You can schedule the amount and frequency of your
                       premium payments. We refer to scheduled premium
Even if you pay all    payments as your planned periodic premium. Here's how
your premiums when     it works:
they're scheduled,
your policy could      . On your application, you choose a fixed amount of at
lapse if the             least $50 for each premium payment.
accumulated value,
less any               . You indicate whether you want to make premium
outstanding loan         payments annually, semi-annually, or quarterly. You
amount, is not           can also choose monthly payments using our monthly
enough to pay your       Uni-check plan, which is described below.
monthly charges.
Turn to Your           . We send you a notice to remind you of your scheduled
policy's                 premium payment (except for monthly Uni-check
accumulated value        payments, which are paid automatically). While you do
for more                 not have to make the premium payments you've
information.             scheduled, not making a premium payment may have an
                         impact on any financial objectives you may have set for your policy's accumulated value and death benefit, and could cause your policy to lapse.

                       . We'll treat any payment you make during the life of
                         your policy as a premium, not as a loan repayment, unless you tell us otherwise.

                       Monthly Uni-check plan
                       Once you've made your first premium payment, you can make monthly premium payments using our Uni-check plan. Here's how it works:

                       . you authorize us to withdraw a specified amount from
                         your checking account each month

                       . you can choose any day between the 4th and 28th of
                         the month

                       . if you do not specify a day for us to make the
                         withdrawal, we'll withdraw the premium payment on your policy's monthly anniversary. If your policy's monthly anniversary falls on the 1st, 2nd or 3rd of the month, we'll withdraw the payment on the 4th of each month.

                      ---------------------------------------------------------
Deductions from
your premiums
                       We deduct a premium load from each premium payment you
Your net premium is    make. The load is made up of three charges:
your premium
payment less the       Sales load
premium load.          During the first 10 years of your policy, we deduct a
                       5% sales load from each premium payment you make. The sales load is reduced to 3% after the 10th policy year.

                       This charge helps pay for the cost of distributing our policies and is guaranteed not to increase. If our sales and distribution expenses are more than the sales load, we can recover these expenses from other charges, such as the mortality and expense risk charge and the surrender charge, and from any mortality gains.

                       State and local tax charge
                       We deduct 2.35% from each premium payment to pay state and local premium and other taxes. The actual taxes we pay vary from state to state, and in some instances, among municipalities. This rate approximates the average rate we pay for all states. We do not expect to profit from this charge, and do not expect to change the rate unless the rate we pay increases.

                       Federal tax charge
                       We deduct 1.50% from each premium payment to pay federal taxes. We reserve the right to change this rate to respond to changes in law.

                      ---------------------------------------------------------
Allocating your
premiums
                       We generally allocate your net premiums to the
There are special      investment options you've chosen on your application on
restrictions when      the day we receive them. We currently limit your
allocating premiums    allocations to 20 investment options at one time.
to the Fixed LT
account.               When we allocate your first premium depends on the
                       state where you signed your policy application. If you
Please turn to Your    signed your application in a state that requires us to
investment options     return the premiums you've paid, we'll hold your net
for more               premiums in the Money Market investment option until
information about      the free look transfer date, and then transfer them to
the investment         the investment options you've chosen.
options.
                       If you signed your application in a state that requires refunds to be based on accumulated value, we allocate net premiums to the investment options you've chosen on the day we receive them.

HOW PREMIUMS WORK

                      ---------------------------------------------------------
Limits on the          Federal tax law puts limits on the amount of premium
premium payments       payments you can make in relation to your policy's
you can make           death benefit. These limits apply in the following
                       situations:

Before you buy a      . If accepting the premium means your policy will no
policy, you can ask     longer qualify as life insurance for federal income
us or your              tax purposes.
registered
representative for     The total amount you can pay in premiums and still have
a personalized         your policy qualify as life insurance is your policy's
illustration that      guideline premium limit. The sum of the premiums paid,
will show you the      less any withdrawals, at any time cannot exceed the
guideline single       guideline premium limit, which is the greater of:
premium and
guideline level        . the guideline single premium or
annual premiums.       . the sum of the guideline level annual premiums.

                       Your policy's guideline single premium and guideline level annual premiums appear on your policy's specification pages.

                       We may refuse to accept all or part of a premium payment if, by accepting it, you will exceed your policy's guideline premium limit. If we find that you've exceeded your guideline premium limit, we may remove all or part of a premium you've paid from your policy as of the day we applied it, and return it to you. We'll adjust the death benefit retroactively to that date to reflect the reduction in premium payments.

You'll find a         . If applying the premium in that policy year means your
detailed discussion     policy will become a modified endowment contract.
of modified
endowment contracts    A life insurance policy will become a modified
in Variable life       endowment contract if the sum of premium payments made
insurance and your     during the first seven contract years, less a portion
taxes.                 of withdrawals, exceeds the seven-pay limit defined in
                       Section 7702A of the Internal Revenue Code.

                       Unless you've told us in writing that you want your policy to become a modified endowment contract, we'll remove all or part of the premium payment from your policy as of the day we applied it and return it to you. We'll also adjust the death benefit retroactively to that date to reflect the reduction in premium payments. If we receive such a premium within 20 days before your policy anniversary, we'll hold it and apply it to your policy on the anniversary date.

                       In both of these situations, if we remove an excess premium from your policy, we'll return the premium amount to you no later than 60 days after the end of that policy year. We may adjust the amount for interest or for changes in accumulated value that relate to the amount of the excess premium payment we're returning to you.

                       If we do not return the premium amount to you within that time, we'll increase your policy's death benefit retroactively, to the day we applied the premium, and prospectively, so that it's always the amount necessary to ensure your policy qualifies as life insurance, or to prevent it from becoming a modified endowment contract. If we increase your death benefit, we'll adjust cost of insurance or rider charges retroactively and prospectively to reflect the increase.

Net amount at risk    . If applying the premium payment to your policy will
is the difference       increase the net amount at risk. This will happen if
between the death       your policy's death benefit is equal to the guideline
benefit that would      minimum death benefit or would be equal to it once we
be payable if both      applied your premium payment.
people insured by
the policy died and    We may choose to accept your premium payment in this
the accumulated        situation, but before we do so, we may require
value of your          satisfactory evidence of the insurability of the two
policy.                people insured by the policy.

                       We will not accept premium payments after the youngest person insured by the policy reaches age 100.

YOUR POLICY'S ACCUMULATED VALUE

Accumulated value      Accumulated value is the value of your policy on any
is used as the         business day.
basis for
determining policy     We use it to calculate how much money is available to
benefits and           you for loans and withdrawals, and how much you'll
charges.               receive if you surrender your policy. It also affects
                       the amount of the death benefit if you choose a death benefit option that's calculated using accumulated value.

                       The accumulated value of your policy is not guaranteed - it depends on the performance of the investment options you've chosen, the premium payments you've made, policy charges and how much you've borrowed or withdrawn from the policy.

                      ---------------------------------------------------------
Calculating your       Your policy's accumulated value is the total amount
policy's               allocated to the variable investment options and the
accumulated value      fixed options, plus the amount in the loan account.

                       We determine the value allocated to the variable investment options on any business day by multiplying the number of accumulation units for each variable investment option credited to your policy on that day, by the variable investment option's unit value at the end of that day. The process we use to calculate unit values for the variable investment options is described in Your investment options.
                      ---------------------------------------------------------

Monthly deductions     We deduct a monthly charge from your policy's
                       accumulated value in the investment options each
If there is not        monthly payment date.
enough accumulated
value to pay the       Unless you tell us otherwise, we deduct the monthly
monthly charge,        charge from the investment options that make up your
your policy could      policy's accumulated value, in proportion to the
lapse. The             accumulated value you have in each option. This charge
performance of the     is made up of three charges:
investment options
you choose, not        Cost of insurance
making planned         This charge is for providing you with life insurance
premium payments,      protection. Like other policy charges, we may profit
or taking out a        from the cost of insurance charge and may use these
loan all affect the    profits for any lawful purpose such as the payment of
accumulated value      distribution and administrative expenses.
of your policy.
                       There are maximum or guaranteed cost of insurance rates
You'll find a          associated with your policy. When the younger of the
discussion about       two people insured by your policy reaches age 100, the
when your policy       guaranteed cost of insurance rate is zero - in other
might lapse, and       words, you no longer pay any cost of insurance.
what you can do to
reinstate it, later    The guaranteed rates include the insurance risks
in this section.       associated with insuring two people. They are
                       calculated using 1980 Commissioners Standard Ordinary
                       Mortality Tables or the 1980 Commissioners Ordinary
                       Mortality Table B, which are used for unisex cost of insurance rates. The rates are also based on the ages, gender and risk classes of the people insured by the policy unless unisex rates are required.

                       Our current cost of insurance rates are based on the ages, risk classes and genders (unless unisex rates are required) of the two people insured by the policy. These rates generally increase as the ages of the two people increase, and they vary with the number of years the policy has been in force. Our current rates are lower than the guaranteed rates and they will not exceed the guaranteed rates in the future.

YOUR POLICY'S ACCUMULATED VALUE

                      ---------------------------------------------------------
                       How we calculate cost of insurance

                       We calculate cost of insurance by multiplying the current cost of insurance rate by a discounted net amount at risk at the beginning of each policy month.

                       Net amount at risk for the cost of insurance calculation is the difference between a discounted death benefit that would be payable if both people insured by the policy died, and the accumulated value of your policy. We calculate it in two steps:

                       . Step 1: we divide the death benefit that would be
                         payable at the beginning of the policy month by 1.00327374.

                       . Step 2: we subtract your policy's accumulated value
                         at the beginning of the policy month from the amount we calculated in step 1.

                       Administrative charge
                       We deduct a charge of $16 a month during the first five policy years to help cover the costs of administering and maintaining our policies. After five policy years, we reduce this charge to $6 a month. We guarantee that this charge will not increase. However, for policies issued in New Jersey, we guarantee that the administrative charge will never exceed $16 a month. When the younger of the two people insured by the policy reaches age 100, the administrative charge is zero - in other words, you no longer pay any administrative charge.

                       If you buy additional Pacific Select Estate Preserver III policies that insure the same two people, we will not deduct the administrative charge from the additional policies. Instead, we'll deduct $200 from each policy's first premium payment to help cover our processing costs.

                       Mortality and expense risk charge
                       Mortality risk is the chance that the people insured by policies we've issued do not live as long as expected. This means the cost of insurance charges specified in the policies may not be enough to pay out actual claims.

                       Expense risk is the chance that our actual administrative and operating expenses are more than expenses we expected.

                       The mortality and expense risk charge helps compensate us for these risks. It has two components, which are described in the box on the following page. We guarantee this charge will not increase.

                       Charges for optional riders
                       If you add any riders to your policy, we add any charges for them to your monthly charge.

                      ---------------------------------------------------------
An example
                       How we calculate the mortality and expense risk charge

For a policy with:     The mortality and expense risk charge has two
 . a joint equal age    components: a face amount component and an accumulated
  of 50                value component.
 . a face amount of
  $100,000             . Face amount component We deduct a face amount
 . accumulated value      component every month during the first 10 policy
  of $60,000 after       years, at a rate that is based on the joint equal age
  deducting any          on the policy date and each $1,000 of the initial
  outstanding loan       face amount of your policy. The rates for the face
  amount.                amount component are shown in Appendix B. Joint equal
                         age is a calculation that combines the ages and
The monthly charge       insurance risks of the two people insured by the
for the face amount      policy, and is explained in Appendix A.
component is $14.50
(($100,000 / 1,000)    . Accumulated value component We deduct an accumulated
X 0.145).                value component every month during the first 20
                         policy years at an annual rate of 0.30% (0.025%
The monthly charge       monthly) of your policy's accumulated value in the
for the accumulated      investment options. During policy years 21 and
value component is       thereafter, we reduce the annual rate to 0.10%
$15 ($60,000 X           (0.008333% monthly) of the accumulated value. For the
0.025%). The charge      purposes of this charge, the amount of accumulated
in policy year 21        value is calculated on the monthly payment date after
(and thereafter)         we deduct the cost of insurance and charges for any
would be $5              optional riders.
($60,000 X
 .008333%) if the
policy's
accumulated value
was $60,000.

                      ---------------------------------------------------------
Lapsing and            Your policy will lapse if there is not enough
reinstatement          accumulated value, after subtracting any outstanding
                       loan amount, to cover the monthly charge on the day we make the deduction. Your policy's accumulated value is affected by the following:

                       . loans or withdrawals you make from your policy . not making planned premium payments
                       . the performance of your investment options
                       . charges under the policy.

                       There is no guarantee that your policy will not lapse even if you pay your planned periodic premium.

                       If there is not enough accumulated value to pay the total monthly charge, we deduct the amount that's available and send you, and anyone you've assigned your policy to, a notice telling you the minimum amount you have to pay to keep your policy in force. This minimum amount is equal to three times the monthly charge that was due on the monthly payment date when there was not enough accumulated value to pay the charge.

                       We'll give you a grace period of 61 days from when we send the notice to pay the required premium. Your policy will remain in force during the grace period.

                       If you do not make the minimum payment
                       If we do not receive your payment within the grace period, your policy will lapse with no value. This means we'll end your life insurance coverage.

YOUR POLICY'S ACCUMULATED VALUE

                       If you make the minimum payment
                       If we receive your payment within the grace period, we'll allocate your net premium to the investment options you've chosen and deduct the monthly charge from your investment options in proportion to the accumulated value you have in each option.

Remember to tell us    If your policy is in danger of lapsing and you have an
if a payment is a      outstanding loan amount, you may find that making the
premium payment or     minimum payment would cause the total premiums paid to
a loan repayment.      exceed the maximum amount for your policy's face amount
                       under tax laws. In that situation, we will not accept the portion of your payment that would exceed the maximum amount. To stop your policy from lapsing, you'll have to repay a portion of your outstanding loan amount.

                       How to avoid future lapsing
                       To stop your policy from lapsing in the future, you may want to make larger or more frequent premium payments if tax laws permit it. Or if you have a loan, you may want to repay a portion if it.

                       Paying death benefit proceeds during the grace period If the last surviving person insured by the policy dies during the grace period, we'll pay death benefit proceeds to your beneficiary. We'll reduce the payment by any unpaid monthly charges and any outstanding loan amount.

                       Reinstating a lapsed policy
                       If your policy lapses, you have five years from the end of the grace period to apply for a reinstatement. We'll reinstate it if you send us the following:

                       . a written application

                       . evidence satisfactory to us that the two people
                         insured by the policy are still insurable

                       . a premium payment sufficient to keep your policy in
                         force for three months after the day your policy is reinstated

                       . payment of all unpaid monthly charges that were due
                         in the grace period.

                       We'll reinstate your policy as of the first monthly payment date on or after the day we approve the reinstatement. When we reinstate your policy, its accumulated value will be the same as it was on the day your policy lapsed. We'll allocate it according to your most recent premium allocation instructions.

                       Reinstating a lapsed policy with an outstanding loan amount
                       If you had an outstanding loan amount when your policy lapsed, we will not pay or credit interest on it during the period between the lapsing and reinstatement of your policy. There are special rules that apply to reinstating a policy with an outstanding loan amount:

                       . If we reinstate your policy on the first monthly
                         payment date that immediately follows the lapse, we'll also reinstate the loan amount that was outstanding the day your policy lapsed.

                       . If we reinstate your policy on any monthly payment
                         date other than the monthly payment date that immediately follows the lapse, we'll deduct the outstanding loan amount from your policy's accumulated value. This means you will no longer have an outstanding loan amount when your policy is reinstated.

YOUR INVESTMENT OPTIONS

                       This section tells you about the investment options available under your policy and how they work.

You can change your    We put your premium payments in our general and
premium allocation     separate accounts. We own the assets in our accounts
instructions by        and allocate your premiums, less any charges, to the
writing, sending a     investment options you've chosen. Amounts allocated to
fax, or, if we have    the fixed options are held in our general account.
your completed         Amounts allocated to the variable investment options
telephone              are held in our separate account.
authorization form
on file, by calling    You choose your initial investment options on your
us at 1-800-800-       application. If you choose more than one investment
7681. Or you can       option, you must tell us the dollar amount or
ask your registered    percentage you want to allocate to each option. You can
representative to      change your premium allocation instructions at any
contact us.            time.

You'll find            The investment options you choose, and how they
information about      perform, will affect your policy's accumulated value
when we allocate       and may affect the death benefit. Please review the
net premiums to        investment options carefully and ask your registered
your investment        representative to help you choose the right ones for
options in How         your goals and tolerance for risk. Make sure you
premiums work.         understand any costs you may pay directly and
                       indirectly on your investment options because they will
Your policy's          affect the value of your policy.
accumulated value
may be allocated to
up to 20 investment
options at any one
time.

                      ---------------------------------------------------------
Variable investment
options
                       You can choose from 20 variable investment options.
Variable investment    Each variable investment option is set up as a variable
options are also       account under our separate account and invests in a
known as variable      corresponding portfolio of the Pacific Select Fund.
accounts. These        Each portfolio invests in different securities and has
variable accounts      its own investment goals, strategies and risks. The
are divisions of       value of each portfolio will fluctuate with the value
our separate           of the investments it holds, and returns are not
account. We bear       guaranteed. Your policy's accumulated value will
the direct             fluctuate depending on the investment options you've
operating expenses     chosen. You bear the investment risk of any variable
of our separate        investment options you choose.
account. For more
information about      The following chart is a summary of the Pacific Select
how these accounts     Fund portfolios. You'll find detailed descriptions of
work, see              the portfolios in the Pacific Select Fund prospectus
About Pacific Life.    that accompanies this prospectus. There's no guarantee
                       that a portfolio will achieve its investment objective.
We're the              You should read the fund prospectus carefully before
investment adviser     investing.
for the Pacific
Select Fund. We
oversee the
management of all
the fund's
portfolios, and
manage two of the
portfolios
directly. We've
retained other
portfolio managers
to manage the other
portfolios.

YOUR INVESTMENT OPTIONS

PORTFOLIO                THE PORTFOLIO'S              THE PORTFOLIO'S                    PORTFOLIO
                         INVESTMENT GOAL              MAIN INVESTMENTS                   MANAGER
Aggressive Equity        Capital appreciation.        Equity securities of small         Alliance Capital
                                                      emerging-growth companies and      Management L.P.
                                                      medium-sized companies.

Emerging Markets         Long-term growth of          Equity securities of companies     Alliance Capital
                         capital.                     that are located in countries      Management L.P.
                                                      generally regarded as "emerging
                                                      market" countries.

Diversified Research     Long-term growth of          Equity securities of U.S.          Capital Guardian
                         capital.                     companies and securities whose     Trust Company
                                                      principal markets are in the U.S.

Small-Cap Equity         Growth of capital.           Equity securities of smaller and   Capital Guardian
 (formerly called                                     medium-sized companies.            Trust Company
 Growth)

International Large-Cap  Long-term growth of          Equity securities of non-U.S.      Capital Guardian
                         capital.                     companies and securities whose     Trust Company
                                                      principal markets are outside
                                                      of the U.S.

Equity                   Capital appreciation.        Equity securities of large U.S.    Goldman Sachs Asset
                         Current income is of         growth-oriented companies.         Management
                         secondary importance.

I-Net Tollkeeper         Long-term growth of          Equity securities of companies     Goldman Sachs Asset
                         capital.                     which use, support, or relate      Management
                                                      directly or indirectly to use of
                                                      the Internet. Such companies
                                                      include those in the media,
                                                      telecommunications, and
                                                      technology sectors.

Multi-Strategy           High total return.           A mix of equity and fixed income   J.P. Morgan
                                                      securities.                        Investment
                                                                                         Management Inc.

Equity Income            Long-term growth of capital  Equity securities of large and     J.P. Morgan
                         and income.                  medium-sized dividend-paying U.S.  Investment
                                                      companies.                         Management Inc.

Growth LT                Long-term growth of capital  Equity securities of a large       Janus Capital
                         consistent with the          number of companies of any size.   Corporation
                         preservation of capital.

Mid-Cap Value            Capital appreciation.        Equity securities of medium-sized  Lazard Asset
                                                      U.S. companies believed to be      Management
                                                      undervalued.

Equity Index             Investment results that      Equity securities of companies     Mercury Asset
                         correspond to the total      that are included in the Standard  Management US
                         return of common stocks      & Poor's 500 Composite Stock
                         publicly traded in the U.S.  Price Index.

Small-Cap Index          Investment results that      Equity securities of companies     Mercury Asset
                         correspond to the total      that are included in the Russell   Management US
                         return of an index of small  2000 Small Stock Index.
                         capitalization companies.

REIT                     Current income and long-     Equity securities of real estate   Morgan Stanley
                         term capital appreciation.   investment trusts.                 Asset Management

International Value      Long-term capital            Equity securities of companies of  Morgan Stanley
 (formerly called        appreciation primarily       any size located in developed      Asset Management
 International)          through investment in        countries outside of the U.S.
                         equity securities of
                         corporations domiciled in
                         countries other than the
                         U.S.

Government Securities    Maximize total return        Fixed income securities that are   Pacific Investment
                         consistent with prudent      issued or guaranteed by the U.S.   Management Company
                         investment management.       government, its agencies or
                                                      government-sponsored enterprises.

Managed Bond             Maximize total return        Medium and high-quality fixed      Pacific Investment
                         consistent with prudent      income securities with varying     Management Company
                         investment management.       terms to maturity.

Money Market             Current income consistent    Highest quality money market       Pacific Life
                         with preservation of         instruments believed to have
                         capital.                     limited credit risk.

High Yield Bond          High level of current        Fixed income securities with       Pacific Life
                         income.                      lower and medium-quality credit
                                                      ratings and intermediate to long
                                                      terms to maturity.

Large-Cap Value          Long-term growth of          Equity securities of large U.S.    Salomon Brothers
                         capital. Current income is   companies.                         Asset Management
                         of secondary importance.                                        Inc

An example
                       Calculating unit values
You ask us to          When you choose a variable investment option, we credit
allocate $6,000 to     your policy with accumulation units. The number of
the Government         units we credit equals the amount we've allocated
Securities             divided by the unit value of the variable account.
investment option      Similarly, the number of accumulation units in your
on a business day.     policy will be reduced when you make a transfer,
At the end of that     withdrawal or loan from a variable investment option,
day, the unit value    and when your monthly charges are deducted.
of the variable
account is $15.        The value of an accumulation unit is the basis for all
We'll credit your      financial transactions relating to the variable
policy with 400        investment options. We calculate the unit value for
units ($6,000          each variable account once every business day, usually
divided by $15).       at or about 4:00 p.m. Eastern time.

The value of an        Generally, for any transaction, we'll use the next unit
accumulation unit      value calculated after we receive your written request.
is not the same as     If we receive your written request before 4:00 p.m.
the value of a         Eastern time, we'll use the unit value calculated as of
share in the           the end of that business day. If we receive your
underlying             request on or after 4:00 p.m. Eastern time, we'll use
portfolio.             the unit value calculated as of the end of the next
                       business day.
For information
about timing of        If a scheduled transaction falls on a day that is not a
transactions, see      business day, we'll process it as of the end of the
Pacific Select         next business day. For your monthly charge, we'll use
Estate Preserver       the unit value calculated on your monthly payment date.
III basics.            If your monthly payment date does not fall on a
                       business day, we'll use the unit value calculated as of the end of the next business day.

                       The unit value calculation is based on the following:

                       . the investment performance of the underlying
                         portfolio
                       . any dividends or distributions paid by the underlying
                         portfolio
                       . any charges for any taxes that are, or may become,
                         associated with the operation of the variable account.

                       The unit value of a variable account will change with the value of its corresponding Pacific Select Fund portfolio. Changes in the unit value of a variable account will not change the number of accumulation units credited to your policy.

                       A look at performance
                       Performance information may appear in advertisements, sales literature, or reports to policy owners or prospective buyers.

                       Information about the performance of any variable account of the separate account reflects only the performance of a hypothetical policy. The calculations are based on allocating the hypothetical policy's accumulated value to the variable account during a particular time period.

                       Performance information is no guarantee of how a variable account will perform in the future. You should keep in mind the investment objectives and policies, characteristics and quality of the portfolio of the fund in which the variable account invests, and the market conditions during the period of time that's shown.

                       We may show performance information in any way that's allowed under the law that applies to it. This may include presenting a change in accumulated value due to the performance of one or more variable accounts, or as a change in a policy owner's death benefit.

YOUR INVESTMENT OPTIONS

                       We may show performance as a change in accumulated value over time or in terms of the average annual compounded rate of return on accumulated value. This would be based on allocating premium payments for a hypothetical policy to a particular variable account over certain periods of time, including one year, or from the day the variable account started operating. If a portfolio has existed for longer than its corresponding variable account, we may also show the hypothetical returns that the variable account would have achieved had it invested in the portfolio from the day the portfolio started operating.

                       Performance may reflect the deduction of all policy charges including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The different death benefit options will result in different expenses for the cost of insurance, and the varying expenses will result in different accumulated values.

                       Performance may also reflect the deduction of the surrender charge, if it applies, by assuming the hypothetical policy is surrendered at the end of the particular period. At the same time, we may give other performance figures that do not assume the policy is surrendered and do not reflect any deduction of the surrender charge.

                       In our advertisements, sales literature and reports to policy owners, we may compare performance information for a variable account to:

                       . other variable life separate accounts, mutual funds,
                         or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria
                       . the Consumer Price Index, to assess the real rate of
                         return from buying a policy by taking inflation into consideration.

                       Reports and promotional literature may also contain our rating or a rating of our claims-paying ability. These ratings are set by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

You'll find more       Fees and expenses paid by the Pacific Select Fund
about Pacific          The Pacific Select Fund pays advisory fees and other
Select Fund fees       expenses. These are deducted from the assets of the
and expenses in An     fund's portfolios and may vary from year to year. They
overview of Pacific    are not fixed and are not part of the terms of your
Select Estate          policy. If you choose a variable investment option,
Preserver III.         these fees and expenses affect you indirectly because
                       they reduce portfolio returns. The fund is governed by its own Board of Trustees.

                      ---------------------------------------------------------
Fixed options
                       You can also choose from two fixed options: the Fixed
The fixed options      account and the Fixed LT account. The fixed options
are not securities,    provide a guaranteed minimum annual rate of interest.
so they do not fall    The amounts allocated to the fixed options are held in
under any              our general account.
securities act. For
this reason, the       Here are some things you need to know about the fixed
SEC has not            options:
reviewed the
disclosure in this     . Accumulated value allocated to the fixed options earn
prospectus about         interest on a daily basis, using a 365-day year. Our
these options.           minimum annual interest rate is 4%.
However, other         . We may offer a higher annual interest rate on the
federal securities       fixed options. If we do, we'll guarantee the higher
laws may apply to        rate for one year.
the accuracy and       . There are no investment risks or direct charges.
completeness of the    . There are limitations on when and how much you can
disclosure about         transfer from the fixed options. These limitations
these options. For       are described below in Transferring among investment
more information         options.
about the general      . We may limit the total amount you allocate to the
account, see About       Fixed LT account for all Pacific Life policies you
Pacific Life.            own to $1,000,000 in any 12-month period, and
                         transfer any amount over $1,000,000 to your other investment options according to your most recent instructions. We may increase the $1,000,000 limit at any time at our sole discretion. You should contact us to find out if a higher limit is in effect.

                      ---------------------------------------------------------
Transferring among     You can transfer among your investment options any time
investment options     during the life of your policy without triggering any
                       current income tax. You can make transfers by writing
If your state          to us, by making a telephone transfer, or by signing up
requires us to         for one of our automatic transfer programs. You'll find
refund your            more information about making telephone transfers in
premiums when you      Pacific Select Estate Preserver III basics.
exercise your right
to cancel, you can     Transfers will normally be effective as of the end of
make transfers and     the business day we receive your written or telephone
use transfer           request.
programs only after
the free look          Here are some things you need to know about making
transfer date. For     transfers:
more information,
please see Pacific     . Your policy's accumulated value may be invested in up
Select Estate            to 20 investment options at one time.
Preserver III          . If you're making transfers between variable
basics.                  investment options, there is no minimum amount
                         required and you can make as many transfers as you
If you live in           like.
Connecticut,           . You can make transfers from the variable investment
Georgia, Maryland,       options to the fixed options only in the policy month
North Carolina,          right before each policy anniversary.
North Dakota, or       . You can only make one transfer from each fixed option
Pennsylvania, you        in any 12-month period, except if you've signed up
can make a transfer      for the first year transfer program.
to the fixed           . You can only transfer up to the greater of $5,000 or
options any time         25% of your policy's accumulated value in the Fixed
during the first 18      account in any 12-month period.
months of your         . You can only transfer up to the greater of $5,000 or
policy.                  10% of your policy's accumulated value in the Fixed
                         LT account in any 12-month period.
You'll find more       . Currently, there is no charge for making a transfer
about the first          but we may charge you in the future.
year transfer          . There is no minimum required value for the investment
program later in         option you're transferring to or from.
this section.          . You cannot make a transfer if your policy is in the
                         grace period and is in danger of lapsing.
                       . We can restrict or suspend transfers.
                       . We may choose to impose limits on transfer amounts,
                         the value of the investment options you're transferring to or from, or the number and frequency of transfers you can make.

YOUR INVESTMENT OPTIONS

                      ---------------------------------------------------------
Transfer programs      We offer three programs that allow you to make
                       automatic transfers of accumulated value from one investment option to another. Under the dollar cost averaging and portfolio rebalancing programs, you can transfer among the variable investment options. Under the first year transfer program, you can make transfers from the Fixed account to the Fixed LT account and the variable investment options.

Since the value of     Dollar cost averaging program
accumulation units     Our dollar cost averaging program allows you to make
can change, more       scheduled transfers of $50 or more between variable
units are credited     investment options. It does not allow you to make
for a scheduled        transfers to or from either of the fixed options.
transfer when unit     Here's how the program works:
values are lower,
and fewer units        . You need to complete a request form to enroll in the
when unit values         program. You may enroll by telephone if you have a
are higher. This         completed telephone authorization form on file.
allows you to          . You must have at least $5,000 in a variable
average the cost of      investment option to start the program.
investments over       . We'll automatically transfer accumulated value from
time. Investing          one variable investment option to one or more of the
this way does not        other variable investment options you've selected.
guarantee profits      . We'll process transfers as of the end of the business
or prevent losses.       day on your policy's monthly, quarterly, semi-annual
                         or annual anniversary, depending on the interval you've chosen. We will not make the first transfer until after the free look transfer date in states that require us to return your premiums if you exercise your right to cancel your policy.
                       . We will not charge you for the dollar cost averaging
                         program or for transfers made under this program, even if we decide to charge you in the future for transfers outside of the program, except if we have to by law.
                       . We have the right to discontinue, modify or suspend
                         the program at any time.

                       We'll keep making transfers at the intervals you've chosen until one of the following happens:
                       . the total amount you've asked us to transfer has been
                         transferred
                       . there is no more accumulated value in the investment
                         option you're transferring from
                       . your policy enters the grace period and is in danger
                         of lapsing
                       . you tell us in writing to cancel the program
                       . we discontinue the program.

Because the            Portfolio rebalancing program
portfolio              As the value of the underlying portfolios changes, the
rebalancing program    value of the allocations to the variable investment
matches your           options will also change. The portfolio rebalancing
original percentage    program automatically transfers your policy's
allocations, we may    accumulated value among the variable investment options
transfer money from    according to your original percentage allocations.
an investment
option with            Here's how the program works:
relatively higher
returns to one with    . You enroll in the program by sending us a written
relatively lower         signed request or a completed automatic rebalancing
returns.                 form. You may enroll by telephone if you have a
                         completed telephone authorization form on file.
                       . Your first rebalancing will take place on the monthly
                         payment date you choose. You choose whether we should make transfers quarterly, semi-annually or annually, based on your policy date.
                       . If you cancel this program, you must wait 30 days to
                         begin it again.
                       . You cannot use this program if you're already using
                         the dollar cost averaging program.
                       . We do not currently charge for the portfolio
                         rebalancing program or for transfers made under this program.
                       . We can discontinue, modify or suspend the program at
                         any time.

This program allows    First year transfer program
you to average the     Our first year transfer program allows you to make
cost of investments    monthly transfers during the first policy year from the
over your first        Fixed account to the variable investment options or the
policy year.           Fixed LT account. It does not allow you to transfer
Investing this way     among variable investment options.
does not guarantee
profits or prevent     Here's how the program works:
losses.
                       . You enroll in the program when you apply for your
                         policy.
                       . You choose a regular amount to be transferred every
                         month for 12 months.
                       . We make the first transfer on the day we allocate
                         your first net premium to the investment options you've chosen. Each transfer will be made on the same day every month.
                       . If you sign up for this program, we'll waive the
                         usual transfer limit for the Fixed account during the first policy year.
                       . If we make the last transfer during the second policy
                         year, we will not count it toward the usual one transfer per year limit for the Fixed account.
                       . If the accumulated value in the Fixed account is less
                         than the amount to be transferred, we'll transfer the balance and then cancel the program.
                       . If there is accumulated value remaining in the Fixed
                         account at the end of the program, our usual rules for the Fixed account will apply.
                       . We do not currently charge for the first year
                         transfer program or for transfers made under this program.

WITHDRAWALS, SURRENDERS AND LOANS

                       You can take out all or part of your policy's
Making a               accumulated value while your policy is in force by
withdrawal, taking     making withdrawals or surrendering your policy. You can
out a loan or          take out a loan from us using your policy as security.
surrendering your      You can also use your policy's loan and withdrawal
policy can change      features to supplement your income, for example, during
your policy's tax      retirement.
status, generate
taxable income, or
make your policy
more susceptible to
lapsing. Be sure to
plan carefully
before using these
policy benefits.

If you withdraw a
larger amount than
you've paid into
your policy, your
withdrawal may be
considered taxable
income.

For more
information, see
Variable life
insurance and your
taxes.
                      ---------------------------------------------------------

Making withdrawals     You can withdraw part of your policy's net cash
                       surrender value starting on your policy's first
You can choose to      anniversary. Here's how it works:
receive your
withdrawal in a        . You must send us a written request that's signed by
lump sum or use it       all owners.
to buy an income       . Each withdrawal must be at least $500, and the net
benefit. Please see      cash surrender value of your policy after the
the discussion           withdrawal must be at least $500.
about income           . If your policy has an outstanding loan amount, the
benefits in General      maximum withdrawal you can take is the amount, if
information about        any, by which the cash surrender value just before
your policy.             the withdrawal, exceeds the outstanding loan amount
                         divided by 90%.
We will not accept     . We'll charge you $25 for each withdrawal you make.
your request to        . If you do not tell us which investment options to
make a withdrawal        take the withdrawal from, we'll deduct the withdrawal
if it will cause         and the withdrawal charge from all of your investment
your policy to           options in proportion to the accumulated value you
become a modified        have in each option.
endowment contract,    . The accumulated value, cash surrender value and net
unless you've told       cash surrender value of your policy will be reduced
us in writing that       by the amount of each withdrawal.
you want your          . If the last surviving person insured under the policy
policy to become a       dies after you've sent a withdrawal request to us,
modified endowment       but before we've made the withdrawal, we'll deduct
contract.                the amount of the withdrawal from any death benefit
                         proceeds owing.

                       How withdrawals affect your policy's death benefit Making a withdrawal will affect your policy's death benefit in the following ways:

                       . if your policy's death benefit does not equal the
                         guideline minimum death benefit, the death benefit will decrease by the amount of your withdrawal.
                       . if your policy's death benefit equals the guideline
                         minimum death benefit, the death benefit may decrease by more than the amount of your withdrawal.

                       How withdrawals affect your policy's face amount
                       If you've chosen death benefit Option B or Option C, making a withdrawal does not reduce your policy's face amount.

                       If you've chosen death benefit Option A or Option D, a withdrawal may reduce your face amount. You can make one withdrawal during each of the first 15 policy years of $10,000 or 10% of your policy's cash surrender value, whichever is less, without reducing your policy's face amount. If you withdraw a larger amount, or make additional withdrawals, the face amount will be reduced by the amount if any, by which the face amount exceeds the death benefit immediately before the withdrawal, minus the amount of the withdrawal.

                      ---------------------------------------------------------
Taking out a loan
                       You can borrow money from us any time while your policy
The amount in the      is in force either by sending us a request in writing,
loan account, plus     or over the telephone. You'll find more information
any interest you       about requesting a loan by telephone in Pacific Select
owe, is referred to    Estate Preserver III basics.
throughout this
prospectus as your     When you borrow money from us, we use your policy's
outstanding loan       accumulated value as security. You pay interest on the
amount. Your policy    amount you borrow. The accumulated value set aside to
refers to this         secure your loan also earns interest. Here's how it
amount as policy       works:
debt.
                       . To secure the loan, we transfer an amount equal to
Taking out a loan        the amount you're borrowing from your accumulated
will affect the          value in the investment options to the loan account.
growth of your           We'll transfer this amount from your investment
policy's                 options in proportion to the accumulated value you
accumulated value,       have in each option, unless you tell us otherwise.
and may affect the     . Interest owing on the amount you've borrowed accrues
death benefit.           daily at an annual rate of 4.5% during the first 10
                         years of the loan. Starting in the 11th year of the loan, interest accrues at an annual rate of 4.25%.
                       . Interest that has accrued during the policy year is
                         due on your policy anniversary. If you do not pay the interest when it's due, we'll add it to the amount of your loan and begin accruing interest on it from the day it was due. We'll also transfer an amount equal to the interest that was due, from your policy's accumulated value to the loan account. We'll transfer this amount from your investment options in proportion to the accumulated value you have in each option, unless you tell us otherwise.
                       . The amount in the loan account earns interest daily
                         at an annual rate of 4.0%. On your policy anniversary, we transfer the interest that's been credited to the loan account proportionately to your investment options according to your most recent allocation instructions.

                       How much you can borrow
                       The minimum amount you can borrow is $500, unless there
                       are other restrictions in your state. You can borrow up
An example             to the larger of the following amounts:

For a policy in
policy year 13         . 100% of the accumulated value in the fixed options,
with:                    plus 90% of the accumulated value in the variable
 . accumulated value      investment options, less any surrender charges that
  of $100,000            would apply if you surrendered your policy on the day
 . a most recent          you took out the loan.
  monthly charge of
  $100                 . the result of a x (b / c) - d, where:

 . an outstanding
  loan amount of
  $50,000
                         a = the accumulated value of your policy less any
The maximum amount           surrender charges that would have applied if you
you can borrow is            surrendered your policy on the day you took out
$48,327.24                   the loan, and less 12 times the most recent
(($100,000 -                 monthly charge
$1,200) X (1.04 /        b = 1.04
1.0425)- $50,000)        c = 1.045 during the first 10 policy years, and
                             1.0425 during policy year 11 and thereafter
If you live in           d = any outstanding loan amount.
Connecticut, the
minimum amount you     Paying off your loan
can borrow is $200.    You can pay off all or part of the loan any time while
If you live in         your policy is in force. Unless you tell us otherwise,
Oregon, the minimum    we'll transfer any loan payments you make
amount is $250.        proportionately to your investment options according to
                       your most recent allocation instructions.

                       While you have an outstanding loan, we'll treat any money you send us as a premium payment unless you tell us in writing that it's a loan repayment.

WITHDRAWALS, SURRENDERS AND LOANS

                       What happens if you do not pay off your loan
                       If you do not pay off your loan, we'll deduct the
Your outstanding       amount in the loan account, including any interest you
loan amount could      owe, from one of the following:
result in taxable
income if you          . the death benefit proceeds before we pay them to your
surrender your           beneficiary
policy, if your        . the cash surrender value if you surrender your policy
policy lapses, or      . the amount we refund if you exercise your right to
if your policy is a      cancel.
modified endowment
contract. You          Taking out a loan, whether or not you repay it, will
should talk to your    have a permanent effect on the value of your policy.
tax advisor before     For example, while your policy's accumulated value is
taking out a loan      held in the loan account, it will miss out on the
under your policy.     potential earnings available through the variable
For more               investment options. The amount of interest you earn on
information, please    the loan account may be less than the amount of
turn to Taking out     interest you would have earned from the fixed options.
a loan in Variable     These could lower your policy's accumulated value,
life insurance and     which could reduce the amount of the death benefit.
your taxes.
                       When a loan is outstanding, the amount in the loan
                       account is not available to help pay for any policy
                       charges. If, after deducting your outstanding loan
                       amount, there is not enough accumulated value in your
                       policy to cover the policy charges, your policy could
                       lapse. You may need to make additional premium payments
                       or loan repayments to prevent your policy from lapsing.
                      ---------------------------------------------------------

Ways to use your       You can use your policy's loan and withdrawal features
policy's loan and      to supplement your income, for example, during
withdrawal features    retirement.

If you're              Using your policy to supplement your income does not
interested in using    change your rights or our obligations under the policy.
your life insurance    The terms for loans and withdrawals described in this
policy to              prospectus remain the same.
supplement your
retirement income,     Here are some things you should consider when setting
please contact us      up an income stream:
for more
information.           . the rate of return you expect to earn on your
                         investment options
We can provide you     . how long you would like to receive regular income
with illustrations     . the amount of accumulated value you want to maintain
that give you            in your policy.
examples of how
this could affect      Understanding the risks
the accumulated        Setting up an income stream may not be suitable for all
value, net cash        policy owners. It's important to understand the risks
surrender value and    that are involved in using your policy's loan and
death benefit of       withdrawal features.
your policy based
on different           You must always leave enough accumulated value in your
hypothetical gross     policy to help ensure your policy will continue to
rates of return. We    qualify as life insurance and will not lapse. Your
will not use a         policy will lapse if there is not enough accumulated
higher rate than       value, after subtracting any outstanding loan amount,
12%, and will          to cover the monthly charge on the day we make the
always compare it      deduction and the grace period expires. If your policy
with a rate of 0%      lapses, we'll end your life insurance coverage.
based on guaranteed
insurance costs.       There are also charges associated with reinstating a
                       lapsed policy.
The hypothetical
rates of return are    You should consult with your financial adviser and
not illustrative of    carefully consider how much you can withdraw and borrow
past or future         from your policy each year to set up your income
results. Policy        stream.
values and benefits
would be different     Remember that the performance of your investment
if:                    options also affects your policy's accumulated value.
                       Poor performance can increase the danger of your policy
 . the gross annual     lapsing. And as the cost of insurance generally
  rates of return      increases with the ages of the persons insured by the
  are different        policy, this can also reduce the accumulated value.
  from the
  hypothetical
  rates
 . premiums were not
  paid as
  illustrated
 . loan interest was
  paid when due.

You can also ask       In addition, you should carefully review the policy
for accompanying       statements we send you. Your statements will allow you
charts and graphs      to monitor your policy's accumulated value, less your
that compare           outstanding loan amount, to ensure your policy can
results from           continue to support the income stream you have chosen.
various retirement
strategies.            If your policy lapses, or you surrender your policy
                       after you have taken out a loan, you could face
You can ask your       significant income tax liability in the year of the
registered             lapse or surrender. Any outstanding loan amount will
representative for     automatically be repaid when your policy lapses or you
illustrations          surrender your policy. You could be taxed to the extent
showing how policy     that the net surrender value plus the outstanding loan
charges may affect     amount repaid exceeds the cost basis of your policy.
existing
accumulated value      Interest on a loan is due to us on each policy
and how future         anniversary. If we do not receive the interest when
withdrawals and        due, it is added to the outstanding loan amount and
loans may affect       begins accruing interest from the day it was due. This
the accumulated        has a compounding effect and can add to your income tax
value and death        liability.
benefit.
                       If both persons insured by the policy die, we'll deduct
Tax issues are         any outstanding loan amount from the death benefit.
described in detail    This means the death benefit proceeds will be less than
in Variable            the death benefit and may be less than the face amount.
insurance and your
taxes.

                      ---------------------------------------------------------
Surrendering your
policy
                       You can surrender or cash in your policy at any time
You can choose to      while either of the two people insured by the policy is
receive your money     still living. Your policy's cash surrender value is its
in a lump sum or       accumulated value less any surrender charge that
use it to buy an       applies. The net cash surrender value equals your
income benefit.        policy's cash surrender value after deducting any
Please see the         outstanding loan amount.
discussion about
income benefits in     Here are some things you need to know about
General information    surrendering your policy:
about your policy.
                       . You must send us your policy and a written request.
                       . We'll send you the policy's net cash surrender value.
                         If you surrender your policy during the first 10 policy years, we'll deduct a surrender charge that helps cover our costs for underwriting, issuing and distributing our policies. The box on the next page describes how we calculate the surrender charge. There's no surrender charge after 10 policy years.
                       . We guarantee the surrender charge rates will not
                         increase. We can reduce or waive the surrender charge on policies sold to our directors or employees, to any of our affiliates or to any trustees or employees or affiliates of the Pacific Select Fund.

WITHDRAWALS, SURRENDERS AND LOANS

                      ---------------------------------------------------------
                       How we calculate the surrender charge

                       The surrender charge is assessed against your policy's
Joint equal age is     accumulated value. It has two parts: an underwriting
a calculation that     surrender charge and a sales surrender charge. Both
combines the ages      charges are based on the joint equal age on the policy
and insurance risks    date of the two people insured by the policy, and on
of the two people      the initial face amount of your policy.
insured by the
policy, and is         The underwriting surrender charge is designed to help
explained in           cover our administrative expenses for underwriting and
Appendix A.            issuing a policy, including the costs of processing
                       applications, conducting medical examinations,
The underwriting       determining the insurability and underwriting classes
surrender charge       of the people insured, and establishing policy records.
and sales surrender
target rate appear     The amount of the charge does not change during the
in Appendix B.         first policy year. Starting on the first policy
                       anniversary, the charge decreases by 0.9259% each month
                       until it reaches zero at the end of the 10th policy
An example             year.

For a policy with:

 . a joint equal age    The sales surrender charge helps pay for our costs of
  of 50                distributing policies. During the first policy year,
 . an initial face      this charge is equal to the smaller of the following
  amount of            amounts:
  $100,000.

Here's the
surrender charge at
the end of the         . 25% of the premium payments you've made, or
first policy year:     . 25% of the sales surrender target, which is based on
                         the joint equal age of the people insured by the
 . Underwriting           policy for each $1,000 of the policy's initial face
  surrender charge:      amount.
  $520 (5.20 X
  $100,000 / 1,000)    The sales surrender charge increases until the premiums
 . Maximum sales        you pay reach the sales surrender target. In the 13th
  surrender charge:    month you own your policy, we reduce the sales
  $318.50 (25% X       surrender charge so that it is 99.0741% of the charge
  12.74 X              as calculated above. After that, we reduce it by
  $100,000 / 1,000).   0.9259% a month until it reaches zero at the end of 10
                       policy years.

At the end of the      We will not increase the charge if your policy's face
third policy year,     amount increases. If you decrease the face amount of
the surrender          your policy, we'll charge you a surrender charge that's
charge is reduced      calculated based on the amount of the decrease.
to:
                      ---------------------------------------------------------
                       Calculating the surrender charge on a decrease in face amount

 . Underwriting         Here's how we calculate the surrender charge on a
  surrender charge:    decrease in face amount:
  $404.45 ($520 -
  ($520 X 0.9259% X    . Step 1: we divide the amount of the decrease by your
  24 months))            policy's face amount immediately before the decrease
                       . Step 2: we multiply the amount we calculated in step
                         1 by the total surrender charge that would apply if
 . Maximum sales          you surrendered your policy.
  surrender charge:
  $247.72 ($318.50     We deduct the amount we calculated in step 2 from your
  - ($318.50 X         investment options in proportion to the accumulated
  0.9259% X 24         value you have in each option.
  months)).
                       We calculate any surrender charge after a decrease in face amount by dividing the new face amount by the old face amount, and multiplying the result by the surrender charge that would have applied before the decrease.

GENERAL INFORMATION ABOUT YOUR POLICY

                       This section tells you some additional things you should know about your policy.

                      ---------------------------------------------------------
Income benefit         If you surrender or make a withdrawal from your policy,
                       you can use the money to buy an income benefit that provides a monthly income. Your policy's beneficiary can use death benefit proceeds to buy an income benefit. In addition to the income benefit described below, you can choose from other income benefits we may make available from time to time.

                       The following is one income benefit available under the Pacific Select Estate Preserver III policy:

                       . The income benefit is based on the life of the person
                         receiving the income. If the policy owner is buying the income benefit, monthly income will be based on the owner's life. If the policy's beneficiary buys the income benefit, monthly income will be based on the beneficiary's life.
                       . We'll pay a monthly income for at least 10 years
                         regardless of whether the person receiving the income is still alive.
                       . After 10 years, we'll only pay the monthly income for
                         as long as the person receiving it is still alive.
                       . The minimum monthly income benefit calculated must be
                         at least $100.
                       . For this income benefit, the amount you receive will
                         always be at least as much as the amount guaranteed by your policy.

                      ---------------------------------------------------------
Paying the death       If either person insured by the policy, whether sane or
benefit in the         insane, commits suicide within two years of the policy
case of suicide        date, death benefit proceeds will be the total of all
                       premiums you've paid, less any outstanding loan amount, any withdrawals you've made, and any cash dividends we've paid.

                      ---------------------------------------------------------
Replacement of life    The term replacement has a special meaning in the life
insurance or           insurance industry. Before you make a decision to buy,
annuities              we want you to understand what impact a replacement may
                       have on your existing insurance policy.

                       A replacement occurs when you buy a new life insurance policy or annuity contract, and a policy or contract you already own has been or will be:

                       . lapsed, forfeited, surrendered or partially
                         surrendered, assigned to the replacing insurer, or otherwise terminated
                       . converted to reduced paid-up insurance, continued as
                         extended term insurance, or otherwise reduced in value by the use of nonforfeiture benefits or other policy values
                       . amended to effect either a reduction in benefits or
                         in the term for which coverage would otherwise remain in force or for which benefits would be paid
                       . reissued with any reduction in cash value, or . pledged as collateral or subject to borrowing, whether in a single loan or under a schedule of borrowing over a period of time.

                       There are circumstances when replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. You should carefully compare the costs and benefits of your existing policy or contract with those of the new policy or contract to determine whether replacement is in your best interest.

GENERAL INFORMATION ABOUT YOUR POLICY

                      ---------------------------------------------------------
Errors on your
application
                       If the age or gender of either person insured by your
If unisex cost of      policy is stated incorrectly on your application, we'll
insurance rates        adjust the face amount to reflect the correct age or
apply to your          gender. Here's how we'll do it:
policy, we will not
adjust the face        . Using the monthly cost of insurance rate for the
amount if we             policy year in which we discover the mistake, we'll
discover that            multiply the face amount by the rate based on the
gender has been          incorrect age or gender. We'll then divide the result
stated incorrectly       by the monthly cost of insurance rate that's based on
on your                  the correct age or gender.
application.           . We'll calculate accumulated value using cost of
                         insurance, rider and benefit charges based on the correct age and gender, for all policy months following the month we discover the mistake.
                       . We will not recalculate accumulated value for the
                         policy months up to and including the month in which we discover the mistake.
                       . We will not recalculate mortality and expense risk
                         charges or surrender charges.

                      ---------------------------------------------------------
Contesting the         We have the right to contest the validity of your
validity               policy for two years from the policy date. Once your
of your policy         policy has been in force for two years from the policy
                       date during the lifetime of the people insured by the policy, we generally lose the right to contest its validity.

                       We also have the right to contest the validity of a policy that you reinstate for two years from the day that it was reinstated. Once your reinstated policy has been in force for two years from the reinstatement date during the lifetime of the people insured by the policy, we generally lose the right to contest its validity. During this period, we may contest your policy only if there is a material misrepresentation on your application for reinstatement.

                       Regardless of the above, we can contest the validity of your policy for failure to pay premiums at any time. The policy will terminate upon successful contest with respect to either person insured by the policy.

                      ---------------------------------------------------------
Assigning your
policy as
collateral
                       You can assign your policy as collateral to secure a
Assigning a policy     loan, mortgage, or other kind of debt. Here's how it
that's a modified      works:
endowment contract
may generate           . An assignment does not change the ownership of the
taxable income and       policy.
a 10% penalty tax.     . After the policy has been assigned, your rights and
                         the rights of your beneficiary will be subject to the assignment. The entire policy, including any income benefit, rider, benefit and endorsement, will also be subject to the assignment.
                       . We're not responsible for the validity of any
                         assignment.
                       . We must receive and record a copy of the original
                         assignment in a form that's acceptable to us before we'll consider it binding.
                       . Unless otherwise provided, the person or organization
                         you assign your policy to may exercise the rights under the policy, except the right to change the policy owner or the beneficiary or the right to choose a monthly income benefit.

                      ---------------------------------------------------------
Dividends              We do not expect to pay any dividends. If we do pay
                       dividends, we'll pay them annually in cash.

VARIABLE LIFE INSURANCE AND YOUR TAXES

                       This discussion about taxes is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (IRS). It's based on the Internal Revenue Code (the tax code) and does not cover any state or local tax laws.

                       This is not a complete discussion of all federal income tax questions that may arise under the policy. There are special rules that we do not include here that may apply in certain situations.

                       We do not know whether the current treatment of life
The tax                insurance policies under current federal income tax or
consequences of        estate or gift tax laws will continue. We also do not
owning a policy or     know whether the current interpretations of the laws by
receiving proceeds     the IRS or the courts will remain the same. Future
from it may vary by    legislation may adversely change the tax treatment of
jurisdiction and       life insurance policies, other tax consequences
according to the       described in this discussion or tax consequences that
circumstances of       relate directly or indirectly to life insurance
each owner or          policies.
beneficiary.
                       We do not make any guarantees about the tax status of
Speak to a             your policy, and you should not consider the discussion
qualified tax          that follows to be tax advice.
adviser for
complete
information about
federal, state and
local taxes that      ---------------------------------------------------------
may apply to you.

Tax treatment of       Definition of life insurance
life insurance         We believe that the policy qualifies as life insurance.
policies               That means it will receive the same tax advantages as a
                       conventional fixed life insurance policy. The two main
In order to qualify    tax advantages are:
as a life insurance
contract for           . In general, your policy's beneficiary will not be
federal income tax       subject to federal income tax when he or she receives
purposes, the            the death benefit proceeds. This is true regardless
policy must meet         of whether the beneficiary is an individual,
the statutory            corporation, or other entity.
definition of life     . You'll generally not be taxed on your policy's
insurance.               accumulated value unless you receive a cash
                         distribution by making a withdrawal, surrendering
Death benefits may       your policy, or in some instances, taking a loan from
be excluded from         your policy.
income under
Section 101(a) of      The tax laws defining life insurance, however, do not
the tax code.          cover all policy features. Your policy may have
                       features that could prevent it from qualifying as life
We believe that        insurance. For example, the tax laws have yet to
last survivor          address many issues concerning the treatment of
policies meet the      substandard risk policies, policies with term insurance
statutory              on the people insured by the policy or certain tax
definition of life     requirements relating to joint survivorship life
insurance under        insurance policies. We can make changes to your policy
Section 7702 of the    if we believe the changes are needed to ensure that
tax code. However,     your policy continues to qualify as a life insurance
the area of tax law    contract.
relating to the
definition of life     The tax code and tax regulations impose limitations on
insurance does not     unreasonable mortality and expense charges for purposes
explicitly address     of determining whether a policy qualifies as life
all relevant issues    insurance for federal tax purposes. For life insurance
relating to last       policies entered into on or after October 21, 1988,
survivor life          these calculations must be based upon reasonable
insurance policies.    mortality charges and other charges reasonably expected
We reserve the         to be actually paid.
right to make
changes to the
policy if we deem
the changes
appropriate to
continue to qualify
your policy as a
life insurance
contract. If a
policy were
determined not to
qualify as life
insurance, the
policy would not
provide the tax
advantages normally
provided by life
insurance. This
includes excluding
the death benefit
from the gross
income of the
beneficiary.

VARIABLE LIFE INSURANCE AND YOUR TAXES

                       While the Treasury Department has issued proposed regulations about reasonable standards for mortality charges, the standards that apply to joint survivor life insurance policies are not entirely clear. While we believe that our mortality costs and other expenses used in calculating whether the policy qualifies as life insurance are reasonable under current laws, we cannot be sure that the IRS agrees with us. We can change our mortality charges if we believe the changes are needed to ensure that your policy qualifies as a life insurance contract.

Section 817(h) of      Diversification rules and ownership of the separate
the tax code           account
describes the          Your policy will not qualify for the tax benefit of a
diversification        life insurance contract unless the separate account
rules.                 follows certain rules requiring diversification of
                       investments underlying the policy. In addition, the IRS
For more               requires that the policyholder does not have control
information about      over the underlying assets.
diversification
rules, please see      The Treasury Department has announced that the
Managing the           diversification rules "do not provide guidance
Pacific Select Fund    concerning the circumstances in which it will treat an
in the attached        investor, rather than the insurance company, as the
Pacific Select Fund    owner of the assets in a separate account." The IRS
prospectus.            treats a variable policy owner as the owner of separate
                       account assets if he or she has the ability to exercise investment control over them. Owners of the assets are taxed on any income or gains the assets generate.
                       Although the Treasury Department announced it would provide further guidance on the issue, it had not done so when we wrote this prospectus.

                       The ownership rights under your policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible the IRS would treat you as the owner of your policy's proportionate share of the assets of the separate account.

                       We do not know what will be in future Treasury Department regulations. We cannot guarantee that the fund's portfolios will be able to operate as currently described in the prospectus, or that the fund will not have to change any portfolio's investment objective or policies. We can modify your policy if we believe it will prevent you from being considered the owner of your policy's proportionate share of the assets of the separate account.

Policy exchanges       Policy exchanges
fall under Section     If you exchange your policy for another one that
1035(a) of the tax     insures the same people, it generally will be treated
code.                  as a tax-free exchange and, if so, will not result in
                       the recognition of gain or loss. If any of the people insured by the policy are changed, the exchange will be treated as a taxable exchange.

                       Change of ownership
                       You may have taxable income if you transfer ownership of your policy, sell your policy, or change the ownership of it in any way.

There are special      Corporate owners
rules for              There are special tax issues for corporate owners:
corporate-owned
policies. You          . using your policy to fund deferred compensation
should consult your      arrangements for employees has special tax
tax adviser.             consequences
                       . corporate ownership of a policy may affect your
                         exposure to the alternative minimum tax and the
Section 59A of the       environmental tax.
tax code deals with
the environmental
tax.

                      ---------------------------------------------------------
                       The tax treatment of your policy will depend upon
Conventional life      whether it is a type of contract known as a modified
insurance policies     endowment contract. We describe modified endowment
                       contracts later in this section. If your policy is not
Under Section 7702A    a modified endowment contract, it will be treated as a
of the tax code,       conventional life insurance policy and will have the
policies that are      following tax treatment:
not classified as
modified endowment     Surrendering your policy
contracts are taxed    When you surrender, or cash in, your policy, you'll
as conventional        generally be taxed on the difference, if any, between
life insurance         the cash surrender value and the cost basis in your
policies.              policy.

The cost basis in      Making a withdrawal
your policy is         If you make a withdrawal after your policy has been in
generally the          force for 15 years, you'll only be taxed on the amount
premiums you've        you withdraw that exceeds the cost basis in the policy.
paid plus any
taxable                Special rules apply if you make a withdrawal within the
distributions less     first 15 policy years and it's accompanied by a
any withdrawals or     reduction in benefits. In this case, there is a special
premiums previously    formula under which you may be taxed on all or a
recovered that were    portion of the withdrawal amount.
not taxable.
                       Taking out a loan
                       If you take out a loan, you will not pay tax on the loan amount unless your policy is surrendered or lapses and you have not repaid your outstanding loan amount.
                       The interest you pay, or that's accrued, on a loan is generally nondeductible. Ask your tax adviser for more information.

                       Loans and corporate-owned policies
                       If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest payable on loan proceeds. If the taxpayer is an entity that's a direct or indirect beneficiary of certain life insurance, endowment or annuity contracts, a portion of the entity's deductions for loan interest may be disallowed, even though this interest may relate to debt that's completely unrelated to the contract. There may be a limited exception that applies to contracts issued on 20% owners, officers, directors or employees of the entity. For more information about this exception, you should consult your tax adviser.
                      ---------------------------------------------------------

Modified endowment     A modified endowment contract is a special type of life
contracts              insurance policy. If your policy is a modified
                       endowment contract, it will have the tax treatment
Section 7702A of       described below. Any distributions you receive during
the tax code           the life of the policy are treated differently than
defines a class of     under conventional life insurance policies.
life insurance         Withdrawals, loans, pledges, assignments and
policies known as      surrendering your policy are all considered
modified endowment     distributions and may be subject to tax on an income-
contracts. Like        first basis and a 10% penalty.
other life
insurance policies,    When a policy becomes a modified endowment contract
the death benefit      A life insurance policy becomes a modified endowment
proceeds paid to       contract if, at any time during the first seven policy
your beneficiary       years, the sum of actual premiums paid exceeds the
generally are not      seven-pay limit. The seven-pay limit is the cumulative
subject to federal     total of the level annual premiums (or seven-pay
income tax and your    premiums) required to pay for the policy's future death
policy's               and endowment benefits.
accumulated value
grows on a tax-        For example, if the seven-pay premiums were $1,000 a
deferred basis         year, the maximum premiums you could pay during the
until you receive a    first seven years to avoid modified endowment treatment
cash distribution.     would be $1,000 in the first year, $2,000 through the
                       first two years and $3,000 through the first three
If there is a          years, etc. Under this test, a Pacific Select Estate
material change to     Preserver III policy may or may not be a modified
your policy, like a    endowment contract, depending on the amount of premiums
change in the death    paid during the policy's first seven contract years or
benefit, we may        after a material change has been made to the policy.
have to retest your
policy and restart
the seven-pay
premium period to
determine whether
the change has
caused the policy
to become a
modified endowment
contract.

VARIABLE LIFE INSURANCE AND YOUR TAXES

                       Surrendering your policy
                       If you surrender your policy, you're taxed on the amount by which the cash surrender value exceeds the cost basis in the policy.

                       Making a withdrawal or taking out a loan
                       If you make a withdrawal or take out a loan from a modified endowment contract, you're taxed on the amount of the withdrawal or loan that's considered income, including all previously non-taxed gains. Income is the difference between the cash surrender value and the cost basis in your policy. It's unclear whether interest paid, or accrued, on a loan is considered interest for federal income tax purposes. If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest payable on loan proceeds. You should consult your tax adviser.

                       All modified endowment contracts we or our affiliates issue to you in a calendar year are treated as a single contract when we calculate whether a distribution amount is subject to tax.

                       10% penalty tax
                       If any amount you receive from a modified endowment contract is taxable, you may also have to pay a penalty tax equal to 10% of the taxable amount.

                       A taxpayer will not have to pay the penalty tax if any of the following exceptions apply:

                       . you're at least 59 1/2 years old
                       . you're receiving an amount because you've become
                         disabled
                       . you're receiving an amount that's part of a series of
                         substantially equal periodic payments, paid out at least annually. These payments may be made for your life or life expectancy or for the joint lives or joint life expectancies of you and your beneficiaries.

                       Distributions before a policy becomes a modified endowment contract
                       If your policy fails the seven-pay test and becomes a modified endowment contract, any amount you receive or are deemed to have received during the two years before it became a modified endowment contract may be taxable. The distribution would be treated as having been made in anticipation of the policy's failing to meet the seven-pay test under Treasury Department regulations which are yet to be prescribed.
                      ---------------------------------------------------------

                       Accelerated living benefits rider
Policy riders          Amounts received under this rider should be generally
                       excluded from taxable income under Section 101(g) of
Please see the         the tax code.
discussion of
optional riders in     Benefits under the rider will be taxed, however, if
The death benefit.     they are paid to someone other than a person insured by
                       the policy, and either person insured by the policy:
Please consult with
your tax adviser if    . is a director, officer or employee of the person
you want to              receiving the benefit, or
exercise your          . has a financial interest in a business of the person
rights under either      receiving the benefit.
of these riders.
                       In some cases, there may be a question as to whether a life insurance policy that has an accelerated living benefit rider can meet technical aspects of the definition of "life insurance contract" under the tax code. We may reserve the right (but are not obligated) to modify the rider to conform under tax code requirements.

                       Split policy option rider
                       This rider allows a policy to be split into two individual policies. If the split is not treated as a nontaxable exchange, it could result in the recognition of taxable income up to any gain or income in the policy at the time of the split.

ABOUT PACIFIC LIFE

                       Pacific Life Insurance Company is a life insurance company based in California. Along with our subsidiaries and affiliates, our operations include life insurance, annuities, pension and institutional products, group employee benefits, broker-dealer operations, and investment advisory services. At the end of 1999, we had over $101 billion of individual life insurance in force and total admitted assets of approximately $48.2 billion. We are ranked the 16th largest life insurance carrier in the U.S. in terms of 1999 admitted assets.

                       The Pacific Life family of companies has total assets under management of $315 billion. We are authorized to conduct our life and annuity business in the District of Columbia and in all states except New York. Our principal office is at 700 Newport Center Drive, Newport Beach, California 92660.

                      ---------------------------------------------------------
How we're organized    Pacific Life was established on January 2, 1868 under
                       the name, Pacific Mutual Life Insurance Company of
                       California. It was reincorporated as Pacific Mutual
                       Life Insurance Company on July 22, 1936. On September
                       1, 1997, Pacific Life converted from a mutual life insurance company to a stock life insurance company.
                       Pacific Life is a subsidiary of Pacific LifeCorp, a holding company, which in turn is a subsidiary of Pacific Mutual Holding Company, a mutual holding company.

                       Under their charters, Pacific Mutual Holding Company must always hold at least 51% of the outstanding voting stock of Pacific LifeCorp. Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life's annuity contracts and life insurance policies have certain membership interests in Pacific Mutual Holding Company. They have the right to vote on the election of the Board of Directors of the mutual holding company and on other matters. They also have certain rights if the mutual holding company is liquidated or dissolved.

                      ---------------------------------------------------------
How policies are       Pacific Select Distributors, Inc. (PSD) (formerly
distributed            called Pacific Mutual Distributors, Inc.), our
                       subsidiary, is the distributor of our policies. PSD is located at 700 Newport Center Drive, Newport Beach,
                       California 92660.

                       PSD is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers (NASD). We pay PSD for its services as our distributor.

                       The policies are sold by registered representatives of broker-dealers who have signed agreements with us and PSD. Registered representatives must be licensed to sell variable life insurance under the state insurance and securities regulations that apply. Broker-dealers must be registered with the SEC.

                       How we pay broker-dealers
                       We pay broker-dealers commission for promoting, marketing and selling our policies. Broker-dealers pay a portion of the commission to their registered representatives, under their own arrangements.

ABOUT PACIFIC LIFE

                       Commissions are based on sales surrender "target"
                       premiums we determine. The commission we pay will vary
For more               with the agreement, but the most common schedule of
information about      commissions we pay is:
the sales surrender
target, see            . 90% of premiums paid up to the first sales surrender
Withdrawals,             target premium
surrenders and         . 6% of the premiums paid under sales surrender targets
loans and Appendix       2 and 3
B.                     . 4% of premiums paid in excess of sales surrender
                         target 3
                       . 2% of premiums paid after policy year 10.

                       We may pay broker-dealers an annual renewal commission of up to 0.20% of a policy's accumulated value less any outstanding loan amount. We calculate the renewal amount monthly and it becomes payable on each policy anniversary.

                       We may also pay override payments, expense and marketing allowances, bonuses, wholesaler fees and training allowances.

                       Registered representatives who meet certain sales levels can qualify for sales incentives programs we sponsor. We may also pay them non-cash compensation like expense-paid trips, expense-paid educational seminars, and merchandise. They can choose to receive their compensation on a deferred basis.

                      ---------------------------------------------------------
How our accounts       We own the assets in our general account and our
work                   separate account. We allocate your net premiums to
                       these accounts according to the investment options you've chosen.

                       General account
We can provide you     Our general account includes all of our assets, except
with reports of our    for those held in our separate accounts. We guarantee
ratings as an          you an interest rate for up to one year on any amount
insurance company      allocated to the fixed options. The rate is reset
and our ability to     annually. The fixed options are part of our general
pay claims with        account, which we may invest as we wish, according to
respect to our         any laws that apply. We'll credit the guaranteed rate
general account        even if the investments we make earn less. Our ability
assets.                to pay these guarantees is backed by our strength as a
                       company.

                       The fixed options are not securities, so they do not fall under any securities act. For this reason, the SEC has not reviewed the disclosure in this prospectus about the fixed options. However, other federal securities laws may apply to the accuracy and completeness of the disclosure about the fixed options.

                       Separate account
You'll find the        Amounts allocated to the variable investment options
audited financial      are held in our separate account. The assets in this
statements for the     account are kept separate from the assets in our
Pacific Select Exec    general account and our other separate accounts, and
separate account       are protected from our general creditors.
later in this
section of the         The separate account was established on May 12, 1988
prospectus.            under California law under the authority of our Board
                       of Directors. It's registered with the SEC as a type of
This section of the    investment company called a unit investment trust. The
prospectus also        SEC does not oversee the administration or investment
includes the           practices or policies of the account.
audited
consolidated           The separate account is divided into variable accounts.
financial              Each variable account invests in shares of a designated
statements for         portfolio of the Pacific Select Fund. We may add
Pacific Life, which    variable accounts that invest in other portfolios of
we include to show     the fund or in other securities.
our strength as a
company and our
ability to meet our
obligations under
the policies.

                       We're the legal owner of the assets in the separate
                       account, and pay its operating expenses. The separate
The separate           account is operated only for our variable life
account is not the     insurance policies. We must keep enough money in the
only investor in       account to pay anticipated obligations under the
the Pacific Select     insurance policies funded by the account, but we can
Fund. Investment in    transfer any amount that's more than these anticipated
the fund by other      obligations to our general account. Some of the money
separate accounts      in the separate account may include charges we collect
for variable           from the account and any investment results on those
annuity contracts      charges.
and variable life
insurance contracts    We cannot charge the assets in the separate account
could cause            attributable to our reserves and other liabilities
conflicts. For more    under the policies funded by the account with any
information, please    liabilities from our other business.
see the Statement
of Additional          Similarly, the income, gains or losses, realized or
Information for the    unrealized, of the assets of any variable account
Pacific Select         belong to that variable account and are credited to or
Fund.                  charged against the assets held in that variable
                       account without regard to our other income, gains or losses.

                       Making changes to the separate account
                       We can add, change or remove any securities that the separate account or any variable account holds or buys, as long as we comply with the laws that apply.

                       We can substitute shares of one Pacific Select Fund portfolio with shares of another portfolio or fund if:

                       . any portfolio is no longer available for investment
                       . our management believes that a portfolio is no longer
                         appropriate in view of the purposes of the policy.

                       We'll give you any required notice or receive any required approval from policy owners or the SEC before we substitute any shares. We'll comply with the filing or other procedures established by insurance regulators as required by law.

                       We can add new variable accounts, which may include additional subaccounts of the separate account, to serve as investment options under the policies. These may be managed separate accounts or they may invest in a new portfolio of the fund, or in shares of another investment company or one of its portfolios, or in a suitable investment vehicle with a specified investment objective.

                       We can add new variable accounts when we believe that it's warranted by marketing needs or investment conditions. We'll decide on what basis we'll make new accounts available to existing policy owners.

                       We can also eliminate any of our variable accounts if we believe marketing, tax or investment conditions warrant it. We can terminate and liquidate any variable account.

                       If we make any changes to variable accounts or substitution of securities, we can make appropriate changes to this policy or any of our other policies, by appropriate endorsement, to reflect the change or substitution.

ABOUT PACIFIC LIFE

                       If we believe it's in the best interests of people holding voting rights under the policies and we meet any required regulatory approvals we can do the following:

                       . operate the separate account as a management
                         investment company, unit investment trust, or any other form permitted under securities or other laws
                       . register or deregister the separate account under
                         securities law
                       . combine the separate account with one of our other
                         separate accounts or our affiliates' separate accounts
                       . combine one or more variable accounts
                       . create a committee, board or other group to manage
                         the separate account
                       . change the classification of any variable account.

                       Taxes we pay
                       We may be charged for state and local taxes. Currently, we pay these taxes because they are small amounts with respect to the policy. If these taxes increase significantly, we may deduct them from the separate account.

                       We may charge the separate account for any federal, state and local taxes that apply to the separate account or to our operations. This could happen if our tax status or the tax treatment of variable life insurance changes.

                      ---------------------------------------------------------
Voting rights          We're the legal owner of the shares of the Pacific
                       Select Fund that are held by the variable accounts. We may vote on any matter at shareholder meetings of the fund. However, we are required by law to vote as you instruct on the shares relating to your allocation in a variable investment option. This is called your voting interest.

                       Your voting interest is calculated as of a day set by the Board of Trustees of the fund called the record date. Your voting interest equals the accumulated value in a variable investment option divided by the net asset value of a share of the corresponding portfolio. Fractional shares are included. If allowed by law, we may change how we calculate your voting interest.

                       We'll send you documents from the fund called proxy materials. They include information about the items you'll be voting on and forms for you to give us your instructions. We'll vote shares held in the separate account for which we do not receive voting instructions in the same proportion as all other shares in the portfolio held by that separate account for which we've received timely instructions.

                       We'll vote shares of any portfolio we hold in our general account in the same proportion as the total votes for all of our separate accounts, including this separate account. We'll vote shares of any portfolio held by our non-insurance affiliates in the same proportion as the total votes for all separate accounts of ours and our insurance affiliates.

                       If the law changes to allow it, we can vote as we wish on shares of the portfolios held in the separate account.

                       When required by state insurance regulatory authorities, we may disregard voting instructions that:

                       . would change a portfolio's investment objective or
                         subclassification
                       . would approve or disapprove an investment advisory
                         contract.

                       We may disregard voting instructions on a change initiated by policy owners that would change a portfolio's investment policy, investment adviser or portfolio manager if:

                       . our disapproval is reasonable
                       . we determine in good faith that the change would be
                         against state law or otherwise be inappropriate, considering the portfolio's objectives and purpose, and considering what effect the change would have on us.

                       If we disregard any voting instructions, we'll include a summary of the action we took and our reasons for it in the next report to policy owners.

                      ---------------------------------------------------------
Illustrations          We will provide you with illustrations based on
                       different sets of assumptions upon your request. You
If you ask us,         can request such illustrations at any time.
we'll provide you      Illustrations may help you understand how your policy
with different         values would vary over time based on different
kinds of               assumptions. We have filed examples of such an
illustrations.         illustration as an exhibit to the registration
                       statement that relates to the policy on file with the
 . Illustrations        SEC.
  based on
  information you
  give us about the
  age of the person
  to be insured by
  the policy, their
  risk class, the
  face amount, the
  death benefit and
  premium payments.

 . Illustrations
  that show the
  allocation of
  premium payments
  to specified
  variable
  accounts. These
  will reflect the
  expenses of the
  portfolio of the
  Fund in which the
  variable account
  invests.

 . Illustrations
  that use a
  hypothetical
  gross rate of
  return that's
  greater than 12%.
  These are
  available only to
  certain large
  institutional
  investors.

                      ---------------------------------------------------------
State regulation       We're subject to the laws of the state of California
                       governing insurance companies and to regulations issued by the Commissioner of Insurance of California. In addition, we're subject to the insurance laws and regulations of the other states and jurisdictions in which we're licensed or may become licensed to operate.

                       An annual statement in a prescribed form must be filed with the Commissioner of Insurance of California and with regulatory authorities of other states on or before March 1st in each year. This statement covers our operations for the preceding year and our financial condition as of December 31st of that year. Our affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of our operations at periodic intervals.

                      ---------------------------------------------------------
Legal proceedings      The separate account is not involved in any legal
and legal matters      proceedings that would have a material effect on policy
                       owners.

                       Legal matters concerning the issue and sale of the life insurance policies described in this prospectus, our organization and authority to issue the policies under California law, and the validity of the forms of the policies under California law, have been passed upon by our general counsel. Legal matters relating to federal securities laws and federal income tax laws have been passed upon by Dechert Price & Rhoads.

ABOUT PACIFIC LIFE

                      ---------------------------------------------------------
Registration           We've filed a registration statement with the SEC for
statement              Pacific Select Estate Preserver III, under the
                       Securities Act of 1933. The SEC's rules allow us to omit some of the information required by the registration statement from this prospectus. You can ask for it from the SEC's office in Washington, D.C.
                       They may charge you a fee.

                      ---------------------------------------------------------
Management             The following is a list of our directors and certain
                       officers, along with some information about their business activities over the past five years. They do not receive any compensation from the separate account for services they provide to it nor do we pay any separately allocable compensation for these services.

                       The business address of each of these people is c/o Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach, California 92660.

  NAME AND POSITION    PRINCIPAL OCCUPATION DURING THE LAST FIVE YEARS

  Thomas C. Sutton     Director, Chairman of the Board and Chief Executive Officer of Pacific Life;
  Director, Chairman   Director, Chairman of the Board and Chief Executive Officer of Pacific LifeCorp,
  of the Board and     August 1997 to present; Director, Chairman of the Board and Chief Executive Officer
  Chief Executive      of Pacific Mutual Holding Company, August 1997 to present; Trustee and Chairman of
  Officer              the Board and Former President of Pacific Select Fund; Director and Chairman of the
                       Board of Pacific Life & Annuity Company (formerly known as PM Group Life Insurance
                       Company); Management Board Member of PIMCO Advisors L.P., December 1997 to present;
                       Former Equity Board Member of PIMCO Advisors L.P.; Former Director of Pacific
                       Corinthian Life Insurance Company; Director of Newhall Land & Farming; The Irvine
                       Company; Edison International; and similar positions with other affiliated companies of Pacific Life.

  Glenn S. Schafer     Director and President of Pacific Life; Executive Vice President and Chief Financial
  Director and         Officer of Pacific Life, April 1991 to January 1995; Director and President of
  President            Pacific LifeCorp, August 1997 to present; Director and President of Pacific Mutual
                       Holding Company, August 1997 to present; President (since February 1999) and Former
                       Trustee of Pacific Select Fund; Management Board Member of PIMCO Advisors L.P.,
                       December 1997 to present; Former Equity Board Member of PIMCO Advisors L.P.; Former
                       Director of Pacific Corinthian Life Insurance Company; Director of Pacific Life &
                       Annuity Company; and similar positions with other affiliated companies of Pacific
                       Life.

  Khanh T. Tran        Director (since August 1997), Senior Vice President and Chief Financial Officer of
  Director, Senior     Pacific Life, June 1996 to present; Vice President and Treasurer of Pacific Life,
  Vice President and   November 1991 to June 1996; Senior Vice President and Chief Financial Officer of
  Chief Financial      Pacific LifeCorp, August 1997 to present; Senior Vice President and Chief Financial
  Officer              Officer of Pacific Mutual Holding Company, August 1997 to present; Chief Financial
                       Officer and Treasurer to other affiliated companies of Pacific Life.

  David R. Carmichael  Director (since August 1997), Senior Vice President and General Counsel of Pacific
  Director, Senior     Life; Senior Vice President and General Counsel of Pacific LifeCorp, August 1997 to
  Vice President and   present; Senior Vice President and General Counsel of Pacific Mutual Holding
  General Counsel      Company, August 1997 to present: Director, Senior Vice President (since July 1998)
                       and General Counsel (since July 1998) of Pacific Life & Annuity Company; Director of: Association of California Life and Health Insurance Companies and Association of
                       Life Insurance Counsel.

  Audrey L. Milfs      Director (since August 1997), Vice President and Corporate Secretary of Pacific
  Director, Vice       Life; Vice President and Corporate Secretary of Pacific LifeCorp, August 1997 to
  President and        present; Vice President and Secretary of Pacific Mutual Holding Company, August 1997
  Corporate Secretary  to present; Secretary of Pacific Select Fund; similar positions with other affiliated companies of Pacific Life.

  Lynn C. Miller       Executive Vice President, Individual Insurance, of Pacific Life; Executive Vice
  Executive Vice       President of Pacific Life & Annuity Company, July 1998 to present.
  President

  Edward R. Byrd       Vice President and Controller of Pacific Life; Vice President and Controller of
  Vice President and   Pacific LifeCorp, August 1997 to present; Vice President and Controller of Pacific
  Controller           Mutual Holding Company, August 1997 to present; and similar positions with other affiliated companies of Pacific Life.

  Brian D. Klemens     Vice President and Treasurer of Pacific Life, December 1998 to present; Assistant
  Vice President and   Vice President, Accounting and Assistant Controller of Pacific Life, April 1994 to
  Treasurer            December 1998; Vice President and Treasurer of Pacific LifeCorp, June 1999 to
                       present; Vice President and Treasurer of Pacific Mutual Holding Company, June 1999
                       to present; Vice President and Treasurer of other affiliated companies of Pacific
                       Life.

                      ---------------------------------------------------------
Financial              The next several pages contain the statement of net
statements             assets of Pacific Select Exec Separate Account as of
                       December 31, 1999 and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended.

                       These are followed by the consolidated financial statements for Pacific Life as of December 31, 1999 and 1998 and for each of the three years ended December 31, 1999, which are included in this prospectus so you can assess our ability to meet our obligations under the policies.

                      ---------------------------------------------------------
Experts The consolidated financial statements of Pacific Life as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 and the statement of net assets of Pacific Select Exec Separate Account as of December 31, 1999 and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Pacific Life Insurance Company:

 We have audited the accompanying statement of assets and liabilities of Pacific Select Exec Separate Account (comprised of the Aggressive Equity, Emerging Markets, Growth, Bond and Income, Equity, Multi-Strategy, Equity Income, Growth LT, Mid-Cap Value, Equity Index, Small-Cap Index, REIT, International, Government Securities, Managed Bond, Money Market, High Yield Bond, Large-Cap Value, Variable Account I, Variable Account II, Variable Account III, and Variable Account IV Variable Accounts) as of December 31, 1999 and the related statement of operations for the year then ended and statement of changes in net assets for each of the two years in the period then ended (as to the Mid-Cap Value, Small-Cap Index, REIT, and Large-Cap Value Variable Accounts, for the periods from commencement of operations through December 31,
1999). These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 1999 and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended (as to the Mid-Cap Value, Small-Cap Index, REIT, and Large-Cap Value Variable Accounts, for the periods from commencement of operations through December 31, 1999), in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 10, 2000

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999
(In thousands)

                   Aggressive Emerging          Bond and           Multi-   Equity   Growth  Mid-Cap   Equity  Small-Cap
                     Equity   Markets   Growth   Income   Equity  Strategy  Income     LT     Value    Index     Index
                    Variable  Variable Variable Variable Variable Variable Variable Variable Variable Variable Variable
                    Account   Account  Account  Account  Account  Account  Account  Account  Account  Account   Account
                   -----------------------------------------------------------------------------------------------------
ASSETS
Investments:
 Aggressive
 Equity Portfolio
 (2,270 shares;
 cost $28,345)...   $33,035
 Emerging Markets
 Portfolio
 (1,900 shares;
 cost $14,846)...             $19,910
 Growth Portfolio
 (9,705 shares;
 cost $225,194)..                      $289,069
 Bond and Income
 Portfolio
 (630 shares;
 cost $7,935)....                                $6,997
 Equity Portfolio
 (1,589 shares;
 cost $48,734)...                                        $59,599
 Multi-Strategy
 Portfolio
 (8,946 shares;
 cost $134,934)..                                                 $151,897
 Equity Income
 Portfolio
 (8,125 shares;
 cost $186,348)..                                                          $225,466
 Growth LT
 Portfolio
 (11,253 shares;
 cost $266,532)..                                                                   $536,446
 Mid-Cap Value
 Portfolio
 (496 shares;
 cost $5,142)....                                                                             $5,208
 Equity Index
 Portfolio
 (11,315 shares;
 cost $298,365)..                                                                                     $434,565
 Small-Cap Index
 Portfolio
 (547 shares;
 cost $5,759)....                                                                                               $6,426
Receivables:
 Due from Pacific
 Life Insurance
 Company.........                  45        27               53         5       19      131       4                 1
 Fund shares
 redeemed........        26                                                                                 88
                   ----------------------------------------------------------------------------------------------------
Total Assets.....    33,061    19,955   289,096   6,997   59,652   151,902  225,485  536,577   5,212   434,653   6,427
                   ----------------------------------------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific
 Life Insurance
 Company.........        26                                                                                 88
 Fund shares
 purchased.......                  45        27               53         5       19      131       4                 1
                   ----------------------------------------------------------------------------------------------------
Total
Liabilities......        26        45        27               53         5       19      131       4        88       1
                   ----------------------------------------------------------------------------------------------------
NET ASSETS.......   $33,035   $19,910  $289,069  $6,997  $59,599  $151,897 $225,466 $536,446  $5,208  $434,565  $6,426
                   ----------------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 1999
(In thousands)

                                      Govern-                       High
                             Inter-     ment    Managed   Money    Yield   Large-Cap
                     REIT   national Securities   Bond    Market    Bond     Value   Variable Variable Variable Variable
                   Variable Variable  Variable  Variable Variable Variable Variable  Account  Account  Account  Account
                   Account  Account   Account   Account  Account  Account   Account     I        II      III       IV
                   -----------------------------------------------------------------------------------------------------
ASSETS
Investments:
 REIT Portfolio
 (276 shares;
 cost $2,783)....   $2,643
 International
 Portfolio
 (11,651 shares;
 cost $188,119)..           $215,349
 Government
 Securities
 Portfolio
 (2,200 shares;
 cost $23,386)...                     $22,218
 Managed Bond
 Portfolio
 (11,058 shares;
 cost $120,723)..                               $114,197
 Money Market
 Portfolio
 (13,001 shares;
 cost $131,293)..                                        $131,046
 High Yield Bond
 Portfolio
 (5,450 shares;
 cost $50,328)...                                                 $48,032
 Large-Cap Value
 Portfolio
 (485 shares;
 cost $5,320)....                                                           $5,378
 Brandes
 International
 Equity Portfolio
 (640 shares;
 cost $8,485)....                                                                     $9,927
 Turner Core
 Growth Portfolio
 (943 shares;
 cost $19,237)...                                                                             $21,622
 Frontier Capital
 Appreciation
 Portfolio
 (401 shares;
 cost $6,298)....                                                                                       $8,463
 Enhanced U.S.
 Equity Portfolio
 (286 shares;
 cost $5,315)....                                                                                                $6,005
Receivables:
 Due from Pacific
 Life Insurance
 Company.........        4        74        3                                    2                                    7
 Fund shares
 redeemed........                                      3      209      11
                   -----------------------------------------------------------------------------------------------------
Total Assets.....    2,647   215,423   22,221    114,200  131,255  48,043    5,380     9,927   21,622    8,463    6,012
                   -----------------------------------------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific
 Life Insurance
 Company.........                                      3      209      11
 Fund shares
 purchased.......        4        74        3                                    2                                    7
                   -----------------------------------------------------------------------------------------------------
Total
Liabilities......        4        74        3          3      209      11        2                                    7
                   -----------------------------------------------------------------------------------------------------
NET ASSETS.......   $2,643  $215,349  $22,218   $114,197 $131,046 $48,032   $5,378    $9,927  $21,622   $8,463   $6,005
                   -----------------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                   Aggressive Emerging          Bond and           Multi-    Equity    Growth    Mid-Cap    Equity   Small-Cap
                     Equity   Markets   Growth   Income   Equity  Strategy   Income      LT       Value     Index      Index
                    Variable  Variable Variable Variable Variable Variable  Variable  Variable  Variable   Variable  Variable
                    Account   Account  Account  Account  Account  Account   Account   Account  Account (1) Account  Account (1)
                   ------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends.......    $2,297       $60  $24,357     $647   $2,430  $12,175   $18,449    $24,658     $10      $5,600      $95
                   ------------------------------------------------------------------------------------------------------------
Net Investment
Income...........     2,297        60   24,357      647    2,430   12,175    18,449     24,658      10       5,600       95
                   ------------------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
 Net realized
 gain (loss) from
 security
 transactions....       835      (293)  17,437     (147)   1,715    1,903     8,208     25,696     (70)     16,677       37
 Net unrealized
 appreciation
 (depreciation)
 on investments..     3,261     6,681   51,373     (970)   8,860   (4,391)   (1,356)   195,153      66      45,834      667
                   ------------------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on
Investments......     4,096     6,388   68,810   (1,117)  10,575   (2,488)    6,852    220,849      (4)     62,511      704
                   ------------------------------------------------------------------------------------------------------------
NET INCREASE
 (DECREASE) IN
 NET ASSETS
 RESULTING FROM
 OPERATIONS......    $6,393    $6,448  $93,167    ($470) $13,005   $9,687   $25,301   $245,507      $6     $68,111     $799
                   ------------------------------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                         Govern-                        High
                                Inter-     ment    Managed    Money    Yield    Large-Cap
                      REIT     national Securities   Bond     Market    Bond      Value    Variable Variable Variable Variable
                    Variable   Variable  Variable  Variable  Variable Variable  Variable   Account  Account  Account  Account
                   Account (1) Account   Account   Account   Account  Account  Account (1)    I        II      III       IV
                   -----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends.......      $82      $7,401    $1,278    $8,539    $4,600   $3,845      $20        $312   $1,181     $243     $474
                   -----------------------------------------------------------------------------------------------------------
Net Investment
Income...........       82       7,401     1,278     8,539     4,600    3,845       20         312    1,181      243      474
                   -----------------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
 Net realized
 gain (loss) from
 security
 transactions....      (15)      8,072         9       353       259   (1,968)      29         254      277      224      646
 Net unrealized
 appreciation
 (depreciation)
 on investments..     (140)     23,374    (1,640)  (10,865)     (137)    (533)      58       1,374    1,904    1,903      141
                   -----------------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on
Investments......     (155)     31,446    (1,631)  (10,512)      122   (2,501)      87       1,628    2,181    2,127      787
                   -----------------------------------------------------------------------------------------------------------
NET INCREASE
 (DECREASE) IN
 NET ASSETS
 RESULTING FROM
 OPERATIONS......     ($73)    $38,847     ($353)  ($1,973)   $4,722   $1,344     $107      $1,940   $3,362   $2,370   $1,261
                   -----------------------------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                   Aggressive Emerging            Bond and            Multi-    Equity    Growth     Mid-Cap    Equity
                     Equity   Markets    Growth    Income   Equity   Strategy   Income      LT        Value     Index
                    Variable  Variable  Variable  Variable Variable  Variable  Variable  Variable   Variable   Variable
                    Account   Account   Account   Account  Account   Account   Account   Account   Account (1) Account
                   ----------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM OPERATIONS
 Net investment
 income..........    $2,297       $60    $24,357     $647   $2,430    $12,175   $18,449   $24,658       $10      $5,600
 Net realized
 gain (loss) from
 security
 transactions....       835      (293)    17,437     (147)   1,715      1,903     8,208    25,696       (70)     16,677
 Net unrealized
 appreciation
 (depreciation)
 on investments..     3,261     6,681     51,373     (970)   8,860     (4,391)   (1,356)  195,153        66      45,834
                   ----------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations..     6,393     6,448     93,167     (470)  13,005      9,687    25,301   245,507         6      68,111
                   ----------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums........     6,178     3,315     31,800    1,814    7,890     13,459    27,427    46,518     1,020      69,793
 Transfers--
 policy charges
 and deductions..    (1,517)     (908)   (11,435)    (439)  (2,031)    (6,081)  (10,117)  (16,923)     (151)    (19,242)
 Transfers in
 (from other
 variable
 accounts).......    29,901    25,855    227,823    6,748   59,920     23,609    71,635   186,813     7,393     156,344
 Transfers out
 (to other
 variable
 accounts).......   (25,109)  (24,440)  (239,257)  (5,539) (36,551)   (18,440)  (63,749) (134,957)   (2,988)   (122,161)
 Transfers--
 other...........      (577)     (432)   (12,699)    (399)    (700)    (4,335)  (12,898)  (17,789)      (72)    (21,467)
                   ----------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Derived
from Policy
Transactions.....     8,876     3,390     (3,768)   2,185   28,528      8,212    12,298    63,662     5,202      63,267
                   ----------------------------------------------------------------------------------------------------
NET INCREASE IN
NET ASSETS.......    15,269     9,838     89,399    1,715   41,533     17,899    37,599   309,169     5,208     131,378
                   ----------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of
Year.............    17,766    10,072    199,670    5,282   18,066    133,998   187,867   227,277               303,187
                   ----------------------------------------------------------------------------------------------------
End of Year......   $33,035   $19,910   $289,069   $6,997  $59,599   $151,897  $225,466  $536,446    $5,208    $434,565
                   ----------------------------------------------------------------------------------------------------
                    Small-Cap
                      Index
                    Variable
                   Account (1)
                   -----------
INCREASE
(DECREASE) IN NET
ASSETS
FROM OPERATIONS
 Net investment
 income..........        $95
 Net realized
 gain (loss) from
 security
 transactions....         37
 Net unrealized
 appreciation
 (depreciation)
 on investments..        667
                   -----------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations..        799
                   -----------
INCREASE
(DECREASE) IN NET
ASSETS
FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums........      1,576
 Transfers--
 policy charges
 and deductions..       (168)
 Transfers in
 (from other
 variable
 accounts).......     17,438
 Transfers out
 (to other
 variable
 accounts).......    (13,186)
 Transfers--
 other...........        (33)
                   -----------
Net Increase
(Decrease) in Net
Assets Derived
from Policy
Transactions.....      5,627
                   -----------
NET INCREASE IN
NET ASSETS.......      6,426
                   -----------
NET ASSETS
Beginning of
Year.............
                   -----------
End of Year......     $6,426
                   -----------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                          Govern-                         High
                                Inter-      ment    Managed    Money     Yield     Large-Cap
                      REIT     national  Securities   Bond     Market     Bond       Value    Variable Variable  Variable Variable
                    Variable   Variable   Variable  Variable  Variable  Variable   Variable   Account  Account   Account  Account
                   Account (1) Account    Account   Account   Account   Account   Account (1)    I        II       III       IV
                   ---------------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM OPERATIONS
 Net investment
 income..........       $82      $7,401    $1,278     $8,539    $4,600   $3,845        $20       $312   $1,181      $243     $474
 Net realized
 gain (loss) from
 security
 transactions....       (15)      8,072         9        353       259   (1,968)        29        254      277       224      646
 Net unrealized
 appreciation
 (depreciation)
 on investments..      (140)     23,374    (1,640)   (10,865)     (137)    (533)        58      1,374    1,904     1,903      141
                   ---------------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations..       (73)     38,847      (353)    (1,973)    4,722    1,344        107      1,940    3,362     2,370    1,261
                   ---------------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums........       327      29,734     3,788     15,623   255,115    9,673        915      1,409    1,432     1,411      885
 Transfers--
 policy charges
 and deductions..       (65)     (8,874)   (1,057)    (4,945)   (9,879)  (2,496)      (177)      (234)    (290)     (327)    (259)
 Transfers in
 (from other
 variable
 accounts).......     3,247     121,103    12,668     65,597   466,728   44,998      6,201      5,989   17,199     3,714    8,944
 Transfers out
 (to other
 variable
 accounts).......      (771)   (114,670)   (7,771)   (59,239) (643,243) (46,917)    (1,608)      (632)  (2,837)   (2,450)  (9,539)
 Transfers--
 other...........       (22)     (7,931)   (2,206)    (2,730)  (11,504)  (1,940)       (60)       (67)    (192)     (707)    (273)
                   ---------------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Derived
from Policy
Transactions.....     2,716      19,362     5,422     14,306    57,217    3,318      5,271      6,465   15,312     1,641     (242)
                   ---------------------------------------------------------------------------------------------------------------
NET INCREASE IN
NET ASSETS.......     2,643      58,209     5,069     12,333    61,939    4,662      5,378      8,405   18,674     4,011    1,019
                   ---------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of
Year.............               157,140    17,149    101,864    69,107   43,370                 1,522    2,948     4,452    4,986
                   ---------------------------------------------------------------------------------------------------------------
End of Year......    $2,643    $215,349   $22,218   $114,197  $131,046  $48,032     $5,378     $9,927  $21,622    $8,463   $6,005
                   ---------------------------------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                          Aggressive Emerging            Bond and            Multi-    Equity    Growth    Equity
                            Equity   Markets    Growth    Income   Equity   Strategy   Income      LT      Index
                           Variable  Variable  Variable  Variable Variable  Variable  Variable  Variable  Variable
                           Account   Account   Account   Account  Account   Account   Account   Account   Account
                          ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income..        $5      $117    $20,232     $147     $507    $12,030   $18,901    $6,250    $4,853
 Net realized gain
 (loss) from security
 transactions...........       653    (1,951)    10,581       19      369      3,108     5,470     5,163    11,629
 Net unrealized
 appreciation
 (depreciation) on
 investments............     1,132      (935)   (23,983)      13    1,989      5,144     9,750    63,381    43,404
                          ----------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations.........     1,790    (2,769)     6,830      179    2,865     20,282    34,121    74,794    59,886
                          ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............     4,086     3,183     31,972    1,056    2,976     14,554    24,939    29,295    44,705
 Transfers--policy
 charges and
 deductions.............      (969)     (663)   (10,609)    (197)    (633)    (5,260)   (7,949)   (9,146)  (12,955)
 Transfers in (from
 other variable
 accounts)..............    20,958    27,300     89,840    6,550   17,627     13,875    46,109    82,877   108,028
 Transfers out (to other
 variable accounts).....   (16,962)  (25,040)   (87,886)  (2,820)  (8,527)   (17,159)  (35,074)  (53,981)  (73,002)
 Transfers--other.......      (610)     (355)   (10,466)    (171)    (432)    (5,646)   (5,765)   (7,000)  (10,763)
                          ----------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived
from Policy
Transactions............     6,503     4,425     12,851    4,418   11,011        364    22,260    42,045    56,013
                          ----------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS..................     8,293     1,656     19,681    4,597   13,876     20,646    56,381   116,839   115,899
                          ----------------------------------------------------------------------------------------
NET ASSETS
Beginning of Year.......     9,473     8,416    179,989      685    4,190    113,352   131,486   110,438   187,288
                          ----------------------------------------------------------------------------------------
End of Year.............   $17,766   $10,072   $199,670   $5,282  $18,066   $133,998  $187,867  $227,277  $303,187
                          ----------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                     Govern-                         High
                           Inter-      ment    Managed    Money     Yield
                          national  Securities   Bond     Market     Bond    Variable Variable Variable Variable
                          Variable   Variable  Variable  Variable  Variable  Account  Account  Account  Account
                          Account    Account   Account   Account   Account      I        II      III       IV
                          --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income..   $11,985      $881     $5,533    $3,392   $3,403       $87      $52      $21     $154
 Net realized gain
 (loss) from security
 transactions...........     5,435       164        663        (3)     (87)        8       96      (64)     183
 Net unrealized
 appreciation
 (depreciation) on
 investments............   (10,085)       59      1,408        14   (2,165)       72      460       44      366
                          --------------------------------------------------------------------------------------
Net Increase in Net
Assets Resulting from
Operations..............     7,335     1,104      7,604     3,403    1,151       167      608        1      703
                          --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............    28,077     2,186     13,456   164,872    7,612       238      408    1,305    1,358
 Transfers--policy
 charges and
 deductions.............    (8,359)     (699)    (3,939)   (6,168)  (2,255)      (62)     (93)    (245)    (156)
 Transfers in (from
 other variable
 accounts)..............    71,891    10,097     52,698   268,634   34,691       749    2,159    1,700    1,697
 Transfers out (to other
 variable accounts).....   (64,225)   (5,218)   (36,135) (399,943) (29,075)      (97)    (880)  (1,374)    (481)
 Transfers--other.......    (6,520)     (742)    (4,332)  (13,775)  (2,461)      (12)     (37)     (44)     111
                          --------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived
from Policy
Transactions............    20,864     5,624     21,748    13,620    8,512       816    1,557    1,342    2,529
                          --------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS..................    28,199     6,728     29,352    17,023    9,663       983    2,165    1,343    3,232
                          --------------------------------------------------------------------------------------
NET ASSETS
Beginning of Year.......   128,941    10,421     72,512    52,084   33,707       539      783    3,109    1,754
                          --------------------------------------------------------------------------------------
End of Year.............  $157,140   $17,149   $101,864   $69,107  $43,370    $1,522   $2,948   $4,452   $4,986
                          --------------------------------------------------------------------------------------

See Notes to Financial Statements

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

 The Pacific Select Exec Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is currently comprised of twenty-two subaccounts called Variable Accounts: the Aggressive Equity Variable Account, the Emerging Markets Variable Account, the Growth Variable Account, the Bond and Income Variable Account, the Equity Variable Account, the Multi-Strategy Variable Account, the Equity Income Variable Account, the Growth LT Variable Account, the Mid-Cap Value Variable Account, the Equity Index Variable Account, the Small-Cap Index Variable Account, the REIT Variable Account, the International Variable Account, the Government Securities Variable Account, the Managed Bond Variable Account, the Money Market Variable Account, the High Yield Bond Variable Account, the Large-Cap Value Variable Account, and the Variable Accounts I through IV. The assets in each of the first eighteen Variable Accounts are invested in shares of the corresponding portfolios of Pacific Select Fund and the assets of the last four Variable Accounts (Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation and Enhanced U.S. Equity) are invested in shares of the corresponding portfolios of M Fund, Inc. (collectively, the "Funds"). Each Variable Account pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections B through E of this report or provided separately and should be read in conjunction with the Separate Account's financial statements.

 The Separate Account has organized and registered with the Securities and Exchange Commission four new Variable Accounts: the Mid-Cap Value Variable Account, the Small-Cap Index Variable Account, the REIT Variable Account, and the Large-Cap Value Variable Account. The Mid-Cap Value Variable Account, the Small-Cap Index Variable Account, and the Large-Cap Value Variable Account commenced operations on January 8, 1999, and the REIT Variable Account commenced operations on January 19, 1999.

 The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium variable life policies. The assets of the Separate Account are carried at market value.

 The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

 B. Security Transactions

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

 During 1999, the Funds declared dividends for each portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

 With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. Pacific Life also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks Pacific Life assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

 Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUNDS SHARES

 The investment in the Funds shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). Total cost and market value of the Separate Account's investments in the Funds as of December 31, 1999 were as follows (amounts in thousands):

                                                          Variable Accounts
                            -------------------------------------------------------------------------------
                            Aggressive Emerging            Bond and             Multi-    Equity    Growth
                              Equity    Markets   Growth    Income    Equity   Strategy   Income      LT
                            -------------------------------------------------------------------------------
Total cost of investments
 at beginning of year        $16,338    $11,689  $187,167   $5,250    $16,061  $112,643  $147,393  $152,516
Add:  Total net proceeds
      from policy
      transactions            19,528     12,400   103,914    4,132     40,979    16,057    33,867   110,353
      Reinvested
       distributions from
       the Funds:
      (a) Net investment
          income                             60       468      388         42     3,612     1,810
      (b) Net realized gain    2,297               23,889      259      2,388     8,563    16,639    24,658
                            -------------------------------------------------------------------------------
           Sub-Total          38,163     24,149   315,438   10,029     59,470   140,875   199,709   287,527
Less: Cost of investments
      disposed during the
      year                     9,818      9,303    90,244    2,094     10,736     5,941    13,361    20,995
                            -------------------------------------------------------------------------------
Total cost of investments
 at end of year               28,345     14,846   225,194    7,935     48,734   134,934   186,348   266,532
Add:  Unrealized
      appreciation
      (depreciation)           4,690      5,064    63,875     (938)    10,865    16,963    39,118   269,914
                            -------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                        $33,035    $19,910  $289,069   $6,997    $59,599  $151,897  $225,466  $536,446
                            -------------------------------------------------------------------------------

                                                                               Govern-
                             Mid-Cap    Equity   Small-Cap            Inter-     ment    Managed    Money
                            Value (1)    Index   Index (1) REIT (1)  national Securities   Bond     Market
                            -------------------------------------------------------------------------------
Total cost of investments
 at beginning of year                  $212,820                      $153,283   $16,677   $97,525   $69,218
Add:  Total net proceeds
      from policy
      transactions            $6,149     94,678    $6,917   $2,925     63,456     9,456    32,380   302,607
      Reinvested
       distributions from
       the Funds:
      (a) Net investment
          income                  10      4,038        27       76      1,200     1,012     5,982     4,600
      (b) Net realized gain               1,562        68        6      6,201       266     2,557
                            -------------------------------------------------------------------------------
           Sub-Total           6,159    313,098     7,012    3,007    224,140    27,411   138,444   376,425
Less: Cost of investments
      disposed during the
      year                     1,017     14,733     1,253      224     36,021     4,025    17,721   245,132
                            -------------------------------------------------------------------------------
Total cost of investments
 at end of year                5,142    298,365     5,759    2,783    188,119    23,386   120,723   131,293
Add:  Unrealized
      appreciation
      (depreciation)              66    136,200       667     (140)    27,230    (1,168)   (6,526)     (247)
                            -------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                         $5,208   $434,565    $6,426   $2,643   $215,349   $22,218  $114,197  $131,046
                            -------------------------------------------------------------------------------

                            High Yield Large-Cap
                               Bond    Value (1)     I        II       III        IV
                            -----------------------------------------------------------
Total cost of investments
 at beginning of year        $45,134               $1,454   $2,467     $4,191    $4,437
Add:  Total net proceeds
      from policy
      transactions            25,603     $5,805     7,684   16,504      3,055     2,983
      Reinvested
       distributions from
       the Funds:
      (a) Net investment
          income               3,845         20        56       20                    7
      (b) Net realized gain                           256    1,161        243       467
                            -----------------------------------------------------------
           Sub-Total          74,582      5,825     9,450   20,152      7,489     7,894
Less: Cost of investments
      disposed during the
      year                    24,254        505       965      915      1,191     2,579
                            -----------------------------------------------------------
Total cost of investments
 at end of year               50,328      5,320     8,485   19,237      6,298     5,315
Add:  Unrealized
      appreciation
      (depreciation)          (2,296)        58     1,442    2,385      2,165       690
                            -----------------------------------------------------------
Total market value of
 investments at end of
 year                        $48,032     $5,378    $9,927  $21,622     $8,463    $6,005
                            -----------------------------------------------------------

____________
(1) Operations commenced during 1999 (See Note 1 to Financial Statements).

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT ** INFORMATION

 Transactions in Separate Account units for the year ended December 31, 1999 and the selected accumulation unit information as of December 31, 1999 were as follows:

                                                            Variable Accounts
                          ---------------------------------------------------------------------------------------------
                          Aggressive   Emerging               Bond and                Multi-      Equity      Growth
                            Equity     Markets      Growth     Income     Equity     Strategy     Income        LT
                          ---------------------------------------------------------------------------------------------
Total units outstanding
 at beginning of year      1,392,776   1,425,050   5,054,100   407,552   1,208,588  3,899,102    4,153,101    7,088,988
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                446,295     391,154     731,566   146,464     466,028    378,029      566,767    1,090,385
 (b) Transfers--policy
     charges and
     deductions             (109,665)   (106,579)   (260,557)  (35,534)   (119,693)  (170,710)    (209,156)    (396,786)
 (c) Transfers in (from
     other variable
     accounts)             2,146,964   3,074,166   4,963,234   535,185   3,543,441    572,679    1,295,559    4,047,924
 (d) Transfers out (to
     other variable
     accounts)            (1,801,331) (2,898,051) (5,249,564) (439,413) (2,178,697)  (445,339)  (1,169,106)  (2,989,259)
 (e) Transfers--other        (41,457)    (51,197)   (278,610)  (31,698)    (41,773)  (104,711)    (236,551)    (394,019)
                          ---------------------------------------------------------------------------------------------
            Sub-Total        640,806     409,493     (93,931)  175,004   1,669,306    229,948      247,513    1,358,245
                          ---------------------------------------------------------------------------------------------
Total units outstanding
 at end of year            2,033,582   1,834,543   4,960,169   582,556   2,877,894  4,129,050    4,400,614    8,447,233
                          ---------------------------------------------------------------------------------------------
Accumulation Unit Value:
 At beginning of year         $12.76       $7.07      $39.51    $12.96      $14.95     $34.37       $45.24       $32.06
 At end of year               $16.24      $10.85      $58.28    $12.01      $20.71     $36.79       $51.24       $63.51

                                                                                     Govern-
                           Mid-Cap      Equity    Small-Cap               Inter-       ment      Managed       Money
                          Value (1)     Index     Index (1)   REIT (1)   national   Securities     Bond       Market
                          ---------------------------------------------------------------------------------------------
Total units outstanding
 at beginning of year                  7,178,724                         7,183,483    722,500    4,098,497    4,086,161
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                101,351   1,525,978     154,672    32,153   1,297,474    162,177      639,829   14,668,834
 (b) Transfers--policy
     charges and
     deductions              (15,187)   (421,266)    (16,372)   (6,499)   (385,569)   (45,293)    (202,469)    (568,862)
 (c) Transfers in (from
     other variable
     accounts)               733,125   3,170,097   1,703,414   317,169   5,106,667    511,147    2,606,449   26,594,956
 (d) Transfers out (to
     other variable
     accounts)              (308,361) (2,484,612) (1,291,374)  (76,125) (4,851,038)  (308,321)  (2,349,734) (36,739,991)
 (e) Transfers--other         (7,378)   (436,615)     (3,136)   (2,097)   (335,483)   (87,525)    (108,284)    (657,157)
                          ---------------------------------------------------------------------------------------------
            Sub-Total        503,550   1,353,582     547,204   264,601     832,051    232,185      585,791    3,297,780
                          ---------------------------------------------------------------------------------------------
Total units outstanding
 at end of year              503,550   8,532,306     547,204   264,601   8,015,534    954,685    4,684,288    7,383,941
                          ---------------------------------------------------------------------------------------------
Accumulation Unit Value:
 At beginning of year         $10.00      $42.23      $10.00    $10.00      $21.88     $23.74       $24.85       $16.91
 At end of year               $10.34      $50.93      $11.74     $9.99      $26.87     $23.27       $24.38       $17.75

                          High Yield  Large-Cap
                             Bond     Value (1)       I          II        III          IV
                          -------------------------------------------------------------------
Total units outstanding
 at beginning of year      1,598,243                 127,998   167,752     342,807    304,588
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                351,193      86,694      95,802    72,580      94,055     49,583
 (b) Transfers--policy
     charges and
     deductions              (90,794)    (16,717)    (16,143)  (14,391)    (22,248)   (14,533)
 (c) Transfers in (from
     other variable
     accounts)             1,565,039     580,019     404,864   806,745     246,076    500,082
 (d) Transfers out (to
     other variable
     accounts)            (1,635,967)   (150,215)    (43,231) (144,796)   (161,952)  (533,493)
 (e) Transfers--other        (67,640)     (5,540)     (4,604)   (9,779)    (46,779)   (15,217)
                          -------------------------------------------------------------------
            Sub-Total        121,831     494,241     436,688   710,359     109,152    (13,578)
                          -------------------------------------------------------------------
Total units outstanding
 at end of year            1,720,074     494,241     564,686   878,111     451,959    291,010
                          -------------------------------------------------------------------
Accumulation Unit Value:
 At beginning of year         $27.14      $10.00      $11.89    $17.57      $12.99     $16.37
 At end of year               $27.92      $10.88      $17.58    $24.62      $18.72     $20.64

____________
** Accumulation Unit: unit of measure used to calculate the value of a Policy
   Owner's interest in a Variable Account during the accumulation period.

(1) Operations commenced during 1999 (See Note 1 to Financial Statements).

   INDEPENDENT AUDITORS' REPORT

   Pacific Life Insurance Company and Subsidiaries:

   We have audited the accompanying consolidated statements of financial condition of Pacific Life Insurance Company and Subsidiaries (the "Company") as of December 31, 1999 and 1998, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Pacific Life Insurance Company and Subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles.

   DELOITTE & TOUCHE LLP

   Costa Mesa, California
   February 22, 2000

                Pacific Life Insurance Company and Subsidiaries

                 CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION

                                                              December 31,
                                                             1999       1998
-------------------------------------------------------------------------------
                                                              (In Millions)
ASSETS
Investments:
  Securities available for sale at estimated fair value:
    Fixed maturity securities                              $14,814.0  $13,804.7
    Equity securities                                          295.2      547.5
  Trading securities at estimated fair value                    99.9       97.0
  Mortgage loans                                             2,920.2    2,788.7
  Real estate                                                  236.0      172.7
  Policy loans                                               4,258.5    4,003.2
  Other investments                                            882.7      951.7
-------------------------------------------------------------------------------
TOTAL INVESTMENTS                                           23,506.5   22,365.5
Cash and cash equivalents                                      439.4      154.1
Deferred policy acquisition costs                            1,446.1      899.8
Accrued investment income                                      287.2      259.3
Other assets                                                   830.7      361.2
Separate account assets                                     23,613.1   15,844.0
-------------------------------------------------------------------------------
TOTAL ASSETS                                               $50,123.0  $39,883.9
-------------------------------------------------------------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Universal life and investment-type products              $19,045.5  $17,973.0
  Future policy benefits                                     4,386.0    2,480.5
  Short-term and long-term debt                                224.4      445.1
  Other liabilities                                            939.2      813.3
  Separate account liabilities                              23,613.1   15,844.0
-------------------------------------------------------------------------------
TOTAL LIABILITIES                                           48,208.2   37,555.9
-------------------------------------------------------------------------------
Commitments and contingencies
Stockholder's Equity:
  Common stock - $50 par value; 600,000 shares authorized,
   issued and outstanding                                       30.0       30.0
  Paid-in capital                                              139.9      126.2
  Unearned ESOP shares                                         (11.6)
  Retained earnings                                          2,034.5    1,663.5
  Accumulated other comprehensive income (loss) -
   Unrealized gain (loss) on securities available for
   sale, net                                                  (278.0)     508.3
-------------------------------------------------------------------------------
TOTAL STOCKHOLDER'S EQUITY                                   1,914.8    2,328.0
-------------------------------------------------------------------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                 $50,123.0  $39,883.9
-------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                      Years Ended December 31,
                                                       1999     1998     1997
-------------------------------------------------------------------------------
                                                           (In Millions)
REVENUES
Universal life and investment-type product policy
 fees                                                $  653.8 $  525.3 $  431.2
Insurance premiums                                      483.9    537.1    526.4
Net investment income                                 1,473.3  1,413.6  1,325.4
Net realized investment gains                           101.5     39.4     85.4
Commission revenue                                      234.3    220.1    146.6
Other income                                            144.7    112.5     97.9
-------------------------------------------------------------------------------
TOTAL REVENUES                                        3,091.5  2,848.0  2,612.9
-------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Interest credited to universal life and investment-
 type products                                          904.4    880.8    797.8
Policy benefits paid or provided                        734.4    757.0    712.6
Commission expenses                                     484.6    387.2    305.1
Operating expenses                                      453.4    468.0    507.9
-------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                           2,576.8  2,493.0  2,323.4
-------------------------------------------------------------------------------

INCOME BEFORE PROVISION FOR INCOME TAXES                514.7    355.0    289.5
Provision for income taxes                              143.7    113.5    113.5
-------------------------------------------------------------------------------

NET INCOME                                           $  371.0 $  241.5 $  176.0
-------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                   Accumulated
                         Common Stock          Unearned               Other
                         ------------- Paid-in   ESOP   Retained  Comprehensive
                         Shares Amount Capital  Shares  Earnings  Income (Loss)  Total
-----------------------------------------------------------------------------------------
                                             (In Millions)

BALANCES,
 JANUARY 1, 1997                                        $1,318.0     $ 379.2    $1,697.2
Comprehensive income:
  Net income                                               176.0                   176.0
  Change in unrealized
   gain on securities
   available for sale,
   net                                                                 196.0       196.0
                                                                                --------
Total comprehensive
 income                                                                            372.0
Issuance of partnership
 units by affiliate                    $ 85.1                                       85.1
Initial member
 capitalization of
 Pacific Mutual Holding
 Company                                                    (2.0)                   (2.0)
Issuance of common
 stock                    0.6   $30.0    35.0              (65.0)
Dividend paid to
 Pacific LifeCorp                                           (5.0)                   (5.0)
-----------------------------------------------------------------------------------------

BALANCES,
 DECEMBER 31, 1997        0.6    30.0   120.1            1,422.0       575.2     2,147.3
Comprehensive income:
  Net income                                               241.5                   241.5
  Change in unrealized
   gain on securities
   available for sale,
   net                                                                 (66.9)      (66.9)
                                                                                --------
Total comprehensive
 income                                                                            174.6
Issuance of partnership
 units by affiliate                       6.1                                        6.1
-----------------------------------------------------------------------------------------
BALANCES,
 DECEMBER 31, 1998        0.6    30.0   126.2            1,663.5       508.3     2,328.0
Comprehensive loss:
  Net income                                               371.0                   371.0
  Change in unrealized
   gain on securities
   available for sale,
   net                                                                (786.3)     (786.3)
                                                                                --------
Total comprehensive
 loss                                                                             (415.3)
Issuance of partnership
 units by affiliate                      10.6                                       10.6
Capital contribution                      3.1                                        3.1
Purchase of ESOP note                           $(13.1)                            (13.1)
Allocation of unearned
 ESOP shares                                       1.5                               1.5
-----------------------------------------------------------------------------------------


BALANCES,
 DECEMBER 31, 1999        0.6   $30.0  $139.9   $(11.6) $2,034.5     $(278.0)   $1,914.8
-----------------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                Years Ended December 31,
                                                1999       1998       1997
------------------------------------------------------------------------------
                                                      (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                    $   371.0  $   241.5  $   176.0
Adjustments to reconcile net income to net
 cash provided by operating activities:
  Amortization on fixed maturity securities       (77.8)     (39.4)     (26.6)
  Depreciation and other amortization              20.5       26.0       38.3
  Earnings of equity method investees             (92.9)     (99.0)     (78.1)
  Deferred income taxes                            (8.5)     (20.6)     (14.4)
  Net realized investment gains                  (101.5)     (39.4)     (85.4)
  Net change in deferred policy acquisition
   costs                                         (546.3)    (171.9)    (196.4)
  Interest credited to universal life and in-
   vestment-type products                         904.4      880.8      797.8
  Change in trading securities                     (2.9)     (14.3)     (18.3)
  Change in accrued investment income             (27.9)       3.1      (59.9)
  Change in future policy benefits                 58.1       (9.7)     (16.3)
  Change in other assets and liabilities          207.1      102.2      574.9
------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES         703.3      859.3    1,091.6
------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Securities available for sale:
  Purchases                                    (4,173.4)  (4,330.5)  (6,272.3)
  Sales                                         2,333.8    2,209.3    2,224.1
  Maturities and repayments                     1,400.3    2,221.8    2,394.6
Repayments of mortgage loans                      681.0      334.9      179.3
Proceeds from sales of mortgage loans and
 real estate                                       24.4       43.3      104.4
Purchases of mortgage loans and real estate      (886.3)  (1,246.3)    (643.7)
Distributions from partnerships                   138.2      119.5       91.6
Change in policy loans                           (255.3)    (129.7)    (301.4)
Cash received from acquisitions of insurance
 blocks of business                               164.9               1,215.9
Other investing activity, net                     255.6     (466.6)     (70.8)
------------------------------------------------------------------------------
NET CASH USED IN INVESTING ACTIVITIES            (316.8)  (1,244.3)  (1,078.3)
------------------------------------------------------------------------------

(Continued)

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                            Years Ended December 31,
(Continued)                                 1999       1998       1997
-------------------------------------------------------------------------------
                                                  (In Millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits                                $ 4,453.4  $ 4,007.0  $ 2,679.8
  Withdrawals                              (4,322.3)  (3,770.7)  (2,667.3)
Net change in short-term and long-term
 debt                                        (220.7)     191.5      (16.5)
Purchase of ESOP note                         (13.1)
Allocation of unearned ESOP shares              1.5
Initial capitalization of Pacific Mutual
 Holding Company                                                     (2.0)
Dividend paid to Pacific LifeCorp                                    (5.0)
-------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) FINANCING
 ACTIVITIES                                  (101.2)     427.8      (11.0)
-------------------------------------------------------------------------------

Net change in cash and cash equivalents       285.3       42.8        2.3
Cash and cash equivalents, beginning of
 year                                         154.1      111.3      109.0
-------------------------------------------------------------------------------

CASH AND CASH EQUIVALENTS, END OF YEAR    $   439.4  $   154.1  $   111.3
-------------------------------------------------------------------------------

SUPPLEMENTAL SCHEDULE OF INVESTING AND FINANCING ACTIVITIES
In connection with the acquisitions of an annuity and an insurance block of business in 1999 and 1997, respectively, as discussed in Note 4, the following assets and liabilities were assumed:

     Fixed maturity securities            $ 1,592.7
     Cash and cash equivalents                164.9             $ 1,215.9
     Policy loans                                                   440.3
     Other assets                             100.4                  43.4
                                          ---------             ---------
        Total assets assumed              $ 1,858.0             $ 1,699.6
                                          ---------             ---------

     Policyholder account values                                $ 1,693.8
     Annuity reserves                     $ 1,847.4
     Other liabilities                         10.6                   5.8
                                          ---------             ---------
        Total liabilities assumed         $ 1,858.0             $ 1,699.6
                                          ---------             ---------

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULE OF NON CASH FINANCING ACTIVITIES
As a result of the Conversion in 1997, as discussed in Note 1, $65 million of retained earnings was allocated for the issuance of 600,000 shares of common stock with a par value totaling $30 million and $35 million to paid-in capital.

-------------------------------------------------------------------------------

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid                         $    83.0  $   127.9  $   153.0
Interest paid                             $    23.3  $    24.0  $    26.1
-------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES


   DESCRIPTION OF BUSINESS

   Pacific Life Insurance Company ("Pacific Life") was established in 1868 and is organized under the laws of the State of California as a stock life insurance company. Pacific Life is an indirect subsidiary of Pacific Mutual Holding Company ("PMHC"), a mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate stock holding company. PMHC and Pacific LifeCorp were organized pursuant to consent received from the Insurance Department of the State of California and the implementation of a plan of conversion to form a mutual holding company structure in 1997 (the "Conversion"). As a result of the Conversion, $65 million of retained earnings was allocated for the issuance of 600,000 shares of common stock with a par value totaling $30 million and $35 million to paid-in capital.

   Pacific Life and its subsidiaries and affiliates have primary business operations which consist of life insurance, annuities, pension and institutional products, group employee benefits, broker-dealer operations, and investment management and advisory services. Pacific Life's primary business operations provide a broad range of life insurance, asset accumulation and investment products for individuals and businesses and offer a range of investment products to institutions and pension plans.

   BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

   The accompanying consolidated financial statements of Pacific Life Insurance Company and Subsidiaries (the "Company") have been prepared in accordance with generally accepted accounting principles ("GAAP") and include the accounts of Pacific Life and its majority owned and controlled subsidiaries. All significant intercompany transactions and balances have been eliminated. Pacific Life prepares its regulatory financial statements based on accounting practices prescribed or permitted by the Insurance Department of the State of California. These consolidated financial statements differ from those filed with regulatory authorities (Note 2).

   NEW ACCOUNTING PRONOUNCEMENTS

   On January 1, 1999, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use." SOP 98-1 requires that certain costs incurred in developing internal use computer software be capitalized. Adoption of this accounting standard did not have a material impact on the Company's consolidated financial statements.

   In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133, as amended by SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities-- Deferral of the Effective Date of FASB Statement No. 133," is effective for fiscal years beginning after June 15, 2000. SFAS No. 133 requires, among other things, that all derivatives be recognized in the consolidated statements of financial condition as either assets or liabilities and measured at estimated fair value. The corresponding derivative gains and losses should be reported based upon the hedge relationship, if such a relationship exists. Changes in the estimated fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS No. 133 are required to be reported in income. The Company is required to adopt SFAS No. 133 as of January 1, 2001. The Company is in the process of quantifying the impact of SFAS No. 133 on its consolidated financial statements.


   During 1998, the AICPA issued SOP 98-7, "Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk." SOP 98-7 provides guidance on how to account for insurance and reinsurance contracts that do not transfer insurance risk under a method referred to as deposit accounting. SOP 98-7 is effective for fiscal years beginning after June 15, 1999. The Company currently plans to adopt

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   SOP 98-7 on January 1, 2000. Adoption of this accounting standard is not expected to have a material impact on the Company's consolidated financial statements.

   INVESTMENTS

   Available for sale fixed maturity and equity securities are reported at estimated fair value, with unrealized gains and losses, net of deferred income taxes and adjustments related to deferred policy acquisition costs, included as a separate component of equity on the accompanying consolidated statements of financial condition. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. Trading securities are reported at estimated fair value with unrealized gains and losses included in net realized investment gains on the accompanying consolidated statements of operations.

   For mortgage-backed securities included in fixed maturity securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. This adjustment is reflected in net investment income on the accompanying consolidated statements of operations.

   Realized gains and losses on investment transactions are determined on a specific identification basis and are included in net realized investment gains on the accompanying consolidated statements of operations.

   Derivative financial instruments are carried at estimated fair value. Unrealized gains and losses of derivatives used to hedge securities classified as available for sale are reflected in a separate component of equity on the accompanying consolidated statements of financial condition, similar to the accounting of the underlying hedged assets. Realized gains and losses on derivatives used for hedging are deferred and amortized over the average life of the related hedged assets or liabilities. Unrealized gains and losses of other derivatives are included in net realized investment gains on the accompanying consolidated statements of operations.

   Mortgage loans, net of valuation allowances, and policy loans are stated at unpaid principal balances.

   Real estate is carried at depreciated cost, net of writedowns, or, for real estate acquired in satisfaction of debt, estimated fair value less estimated selling costs at the date of acquisition if lower than the related unpaid balance.

   Partnership and joint venture interests in which the Company does not have a controlling interest or a majority ownership are generally recorded using the equity method of accounting and are included in other investments on the accompanying consolidated statements of financial condition.

   The Company, through its wholly owned subsidiary Pacific Asset Management LLC ("PAM"), has an approximate 33% beneficial ownership interest in PIMCO Advisors L.P. ("PIMCO Advisors") as of December 31, 1999 and 1998. In December 1997, PIMCO Advisors completed a transaction in which it acquired the assets of Oppenheimer Capital, L.P., including its interest in Oppenheimer Capital, by issuing approximately 33 million PIMCO Advisors General and Limited Partner units. In connection with this transaction, the Company increased its investment in PIMCO Advisors to reflect the excess of the Company's pro rata share of PIMCO Advisors partners' capital subsequent to this transaction over the carrying value of the Company's investment in PIMCO Advisors. The net result of this transaction was to directly increase stockholder's equity by $85.1 million. During 1999 and 1998, the Company increased its investment in PIMCO Advisors to reflect its pro rata share of the increase to PIMCO Advisors partners' capital due to the issuance of additional partnership units. For the years ended December 31, 1999 and 1998, there was a direct increase to the Company's stockholder's equity of $10.6 million and $6.1 million, respectively. During 1998, the Company also acquired the beneficial ownership of additional partnership units. Deferred taxes resulting from these transactions have been included in the accompanying consolidated financial statements.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)


   On October 31, 1999, PAM entered into an Implementation and Merger Agreement with Allianz of America, Inc. ("Allianz") and a number of other parties in which Allianz will purchase 70% of the outstanding partnership units of PIMCO Advisors. PAM is exchanging its interest in PIMCO Advisors for a beneficial economic interest in a new class of PIMCO Advisors partnership units with a cash distribution comprised of a fixed and variable return. This transaction is anticipated to close during the first half of 2000, subject to certain closing conditions and approvals.

   In connection with this transaction, PAM has entered into a Continuing Investment Agreement with Allianz with respect to its investment in PIMCO Advisors. The investment in PIMCO Advisors held by PAM will be subject to put and call options held by PAM and Allianz, respectively. The put option gives PAM the right to require Allianz, on the last business day of each calendar quarter, to purchase all of the investment in PIMCO Advisors held by PAM. The put option price would be the distributions per unit amount, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14.0. The call option gives Allianz the right to require PAM, on any January 31, April 30, July 31, or October 31, beginning on January 31, 2003, to sell its investment in PIMCO Advisors to Allianz. The call option price would be the distributions per unit, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14.0 if the call per unit value is at least $50.

   CASH AND CASH EQUIVALENTS

   Cash and cash equivalents include all liquid debt instruments with an original maturity of three months or less.

   DEFERRED POLICY ACQUISITION COSTS

   The costs of acquiring new insurance business, principally commissions, medical examinations, underwriting, policy issue and other expenses, all of which vary with and are primarily related to the production of new business, have been deferred. For universal life, annuity and other investment-type products, such costs are generally amortized over the expected life of the contract in proportion to the present value of expected gross profits using the assumed crediting rate. Adjustments are reflected in earnings or equity in the period the Company experiences deviations in gross profit assumptions. Adjustments directly affecting equity result from experience deviations due to changes in unrealized gains and losses in investments classified as available for sale. For traditional life insurance products, such costs are being amortized over the premium-paying period of the related policies in proportion to premium revenues recognized, using assumptions consistent with those used in computing policy reserves. For the years ended December 31, 1999, 1998 and 1997, amortization of deferred policy acquisition costs included in commission expenses amounted to $131.7 million, $73.0 million and $50.2 million, respectively, and included in operating expenses amounted to $55.4 million, $33.5 million and $29.4 million, respectively, on the accompanying consolidated statements of operations.

   UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCTS

   Universal life and investment-type products, including guaranteed investment contracts and funding agreements, are valued using the retrospective deposit method and consist principally of deposits received plus interest credited less accumulated assessments. Interest credited to these policies primarily ranged from 4% to 8.4% during 1999, 1998 and 1997.

   FUTURE POLICY BENEFITS

   Life insurance reserves are valued using the net level premium method. Interest rate assumptions ranged from 4.5% to 9.3% for 1999, 1998 and 1997. Mortality, morbidity and withdrawal assumptions are generally based on the Company's experience, modified to provide for possible unfavorable deviations. Future dividends for

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   participating business are provided for in the liability for future policy benefits. Dividends to policyholders are included in policy benefits paid or provided on the accompanying consolidated statements of operations.

   Dividends are accrued based on dividend formulas approved by the Board of Directors and reviewed for reasonableness and equitable treatment of policyholders by an independent consulting actuary. As of December 31, 1999 and 1998, participating experience rated policies paying dividends represented approximately 1% of direct written life insurance in force.

   REVENUES AND EXPENSES

   Insurance premiums are recognized as revenue when due. Benefits and expenses, other than deferred policy acquisition costs, are recognized when incurred.

   Generally, receipts for universal life, annuities and other investment-type products are classified as deposits. Policy fees from these contracts include mortality charges, surrender charges and earned policy service fees. Expenses related to these products include interest credited to account balances and benefit amounts in excess of account balances.

   Commission revenue from Pacific Life's broker-dealer subsidiaries is recorded on the trade date.

   DEPRECIATION AND AMORTIZATION

   Depreciation of investment real estate is computed on the straight-line method over the estimated useful lives which range from 5 to 30 years. Certain other assets are depreciated or amortized on the straight-line method over periods ranging from 3 to 40 years. Depreciation of investment real estate is included in net investment income on the accompanying consolidated statements of operations. Depreciation and amortization of certain other assets is included in operating expenses on the accompanying consolidated statements of operations.

   INCOME TAXES

   Pacific Life is taxed as a life insurance company for income tax purposes and is included in the consolidated income tax returns of PMHC. Prior to 1998, Pacific Life was subject to an equity tax calculated by a prescribed formula that incorporated a differential earnings rate between stock and mutual life insurance companies. In December 1998, the Internal Revenue Service released Revenue Ruling 99-3 which exempts Pacific Life from this tax for taxable years beginning in 1998. Deferred income taxes are provided for timing differences in the recognition of revenues and expenses for financial reporting and income tax purposes.

   SEPARATE ACCOUNTS

   Separate account assets are recorded at market value and the related liabilities represent segregated contract owner funds maintained in accounts with individual investment objectives. The investment results of separate account assets generally pass through to separate account contract owners.

   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

   The estimated fair value of financial instruments, disclosed in Notes 5, 6 and 7, has been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented may not be indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)


   RISKS AND UNCERTAINTIES

   The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, investment market risk, credit risk and legal and regulatory changes.

   Interest rate risk is the potential for interest rates to change, which can cause fluctuations in the value of investments. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company may have to sell assets prior to their maturity and realize losses. The Company controls its exposure to this risk by, among other things, asset/liability matching techniques which attempt to match the duration of assets and liabilities and utilization of derivative instruments. Additionally, the Company includes contractual provisions limiting withdrawal rights for certain of its products. A substantial portion of the Company's liabilities are not subject to surrender or can be surrendered only after deduction of a surrender charge or a market value adjustment.

   Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company manages its investments to limit credit risk by diversifying its portfolio among various security types and industry sectors. The credit risk of financial instruments is controlled through credit approval procedures, limits and ongoing monitoring. Real estate and mortgage loan investment risks are limited by diversification of geographic location and property type. Management does not believe that significant concentrations of credit risk exist.

   The Company is also exposed to credit loss in the event of nonperformance by the counterparties to interest rate swap contracts and other derivative securities. The Company manages this risk through credit approvals and limits on exposure to any specific counterparty. However, the Company does not anticipate nonperformance by the counterparties.

   The Company is subject to various state and Federal regulatory authorities. The potential exists for changes in regulatory initiatives which can result in additional, unanticipated expense to the Company. Existing Federal laws and regulations affect the taxation of life insurance or annuity products, and insurance companies. There can be no assurance as to what, if any, cases might be decided or future legislation might be enacted, or if decided or enacted, whether such cases or legislation would contain provisions with possible negative effects on the Company's life insurance or annuity products.

   USE OF ESTIMATES

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   RECLASSIFICATIONS

   Certain prior year amounts have been reclassified to conform to the 1999 financial statement presentation.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. STATUTORY RESULTS


   The following are reconciliations of statutory capital and surplus, and statutory net income for Pacific Life, as calculated in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of California, to the amounts reported as stockholder's equity and net income included on the accompanying consolidated financial statements:

                                                          December 31,
                                                          1999      1998
                                                        ------------------
                                                          (In Millions)
         Statutory capital and surplus                  $1,219.1  $1,157.4
           Deferred policy acquisition costs             1,398.6     944.5
           Deferred income taxes                           304.5     307.1
           Asset valuation reserve                         232.1     298.7
           Non admitted assets                              83.3      40.4
           Subsidiary equity                                25.2      26.5
           Surplus notes                                  (149.6)   (149.6)
           Unrealized gain (loss) on securities avail-
            able for sale, net                            (278.0)    508.3
           Insurance and annuity reserves                 (845.2)   (654.4)
           Other                                           (75.2)   (150.9)
                                                        ------------------
         Stockholder's equity as reported herein        $1,914.8  $2,328.0
                                                        ------------------


                                               Years Ended December 31,
                                                1999      1998      1997
                                              ----------------------------
                                                    (In Millions)
         Statutory net income                 $  168.4  $  187.6  $  121.5
           Deferred policy acquisition costs     379.2     177.3     160.4
           Deferred income taxes                  (2.7)     17.9      41.2
           Earnings of subsidiaries              (27.5)    (32.8)    (40.6)
           Insurance and annuity reserves       (184.3)   (145.1)   (107.0)
           Other                                  37.9      36.6       0.5
                                              ----------------------------
         Net income as reported herein        $  371.0  $  241.5  $  176.0
                                              ----------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. STATUTORY RESULTS (Continued)


   RISK-BASED CAPITAL

   Risk-based capital is a method developed by the National Association of Insurance Commissioners ("NAIC") to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. The adequacy of a company's actual capital is measured by the risk-based capital results as determined by the formulas. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 1999 and 1998, Pacific Life and Pacific Life & Annuity Company, formerly PM Group Life Insurance Company, a wholly owned Arizona domiciled life insurance subsidiary of Pacific Life, exceeded the minimum risk-based capital requirements.

   CODIFICATION

   In 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). The Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices and it is uncertain when, or if, the states of California and Arizona will require adoption of Codification for the preparation of statutory financial statements. The Company has not finalized the quantification of the effects of Codification on its statutory financial statements.

   DIVIDEND RESTRICTIONS

   Dividend payments by Pacific Life to Pacific LifeCorp in any 12-month period cannot exceed the greater of 10% of statutory capital and surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Insurance Department of the State of California. Based on this limitation and 1999 statutory results, Pacific Life could pay $174.0 million in dividends in 2000 without prior approval. No dividends were paid during 1999 and 1998.

   The maximum amount of ordinary dividends that can be paid by PL&A without restriction cannot exceed the lesser of 10% of statutory surplus as regards to policyholders, or the statutory net gain from operations. No dividends were paid during 1999 and 1998.

   PERMITTED PRACTICE

   Net cash distributions received on PAM's investment in PIMCO Advisors are recorded as income as permitted by the Insurance Department of the State of California for statutory accounting purposes.

3. CLOSED BLOCK

   In connection with the Conversion, an arrangement known as a closed block (the "Closed Block") was established, for dividend purposes only, for the exclusive benefit of certain individual life insurance policies that had an experience based dividend scale for 1997. The Closed Block was designed to give reasonable assurance to holders of Closed Block policies that policy dividends will not change solely as a result of the Conversion.

   Assets that support the Closed Block, which are primarily included in fixed maturity securities, policy loans and accrued investment income, amounted to $293.5 million and $311.6 million as of December 31, 1999 and 1998, respectively. Liabilities allocated to the Closed Block, which are primarily included in future policy benefits amounted to $341.8 million and $352.8 million as of December 31, 1999 and 1998, respectively. The contribution

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. CLOSED BLOCK (Continued)

   to income from the Closed Block amounted to $3.8 million, $5.1 million and $5.7 million and is primarily included in insurance premiums, net investment income and policy benefits paid or provided for the years ended December 31, 1999, 1998 and 1997, respectively.

4. ACQUISITIONS

   Effective July 15, 1999, Pacific Life acquired a payout annuity block of business from Confederation Life Insurance Company (U.S.) in Rehabilitation, which is currently under rehabilitation ("Confederation Life"). This block of business consists of approximately 16,000 annuitants having reserves of $1.8 billion. The assets received as part of this acquisition amounted to $1.6 billion in fixed maturity securities and $0.2 billion in cash.

   The remaining cost of acquiring this annuity business, representing the amount equal to the excess of the estimated fair value of the reserves assumed over the estimated fair value of the assets acquired, amounted to $74.5 million as of December 31, 1999, and is included in deferred policy acquisition costs on the accompanying consolidated statement of financial condition. Amortization of this asset for the year ended December 31, 1999 amounted to $0.4 million, and is included in commission expense on the accompanying consolidated statement of operations.

   On June 1, 1997, Pacific Life acquired a block of corporate-owned life insurance ("COLI") policies from Confederation Life, which consisted of approximately 38,000 policies having a face amount of insurance of $8.6 billion and reserves of $1.7 billion. The assets received as part of this acquisition amounted to $1.2 billion in cash and $0.4 billion in policy loans. This block is primarily non leveraged COLI.

   The remaining cost of acquiring this COLI business, representing the amount equal to the excess of the estimated fair value of the reserves assumed over the estimated fair value of the assets acquired, amounted to $27.9 million and $36.5 million as of December 31, 1999 and 1998, respectively, and is included in deferred policy acquisition costs on the accompanying consolidated statements of financial condition. Amortization of this asset for the years ended December 31, 1999, 1998 and 1997 amounted to $8.6 million, $7.7 million and $0.9 million, respectively, and is included in commission expenses on the accompanying consolidated statements of operations.

   During 1999, Pacific Life acquired a 95% interest in Grayhawk Golf Holdings, LLC, which owns 100% of a real estate investment property in Arizona.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENT IN FIXED MATURITY AND EQUITY SECURITIES

   The amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity and equity securities available for sale are shown below. The estimated fair value of publicly traded securities is based on quoted market prices. For securities not actively traded, estimated fair values were provided by independent pricing services specializing in "matrix pricing" and modeling techniques. The Company also estimates certain fair values based on interest rates, credit quality and average maturity or from securities with comparable trading characteristics.

                                                Gross Unrealized
                                      Amortized ----------------- Estimated
                                        Cost     Gains    Losses  Fair Value
                                      --------------------------------------
                                                  (In Millions)
    As of December 31, 1999:
    U.S. Treasury securities and
     obligations of U.S. government
     authorities and agencies         $   107.7 $    9.3 $    1.0 $   116.0
    Obligations of states, political
     subdivisions                         642.0     13.0     27.7     627.3
    Foreign governments                   285.0     10.5      6.7     288.8
    Corporate securities                8,725.0    220.3    387.4   8,557.9
    Mortgage-backed and asset-backed
     securities                         5,323.8     33.7    251.1   5,106.4
    Redeemable preferred stock            108.5     14.2      5.1     117.6
                                      --------------------------------------
    Total fixed maturity securities   $15,192.0 $  301.0 $  679.0 $14,814.0
                                      --------------------------------------
    Total equity securities           $   269.3 $   57.0 $   31.1 $   295.2
                                      --------------------------------------
    As of December 31, 1998:
    U.S. Treasury securities and
     obligations of U.S. government
     authorities and agencies         $    95.6 $   25.1          $   120.7
    Obligations of states, political
     subdivisions                         481.9     91.3 $   11.8     561.4
    Foreign governments                   253.1     28.3      4.3     277.1
    Corporate securities                7,888.7    446.3    124.5   8,210.5
    Mortgage-backed and asset-backed
     securities                         4,434.7    143.1     53.0   4,524.8
    Redeemable preferred stock            104.0     11.3      5.1     110.2
                                      --------------------------------------
    Total fixed maturity securities   $13,258.0 $  745.4 $  198.7 $13,804.7
                                      --------------------------------------
    Total equity securities           $   364.4 $  202.6 $   19.5 $   547.5
                                      --------------------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENT IN FIXED MATURITY AND EQUITY SECURITIES (Continued)

   The amortized cost and estimated fair value of fixed maturity securities available for sale as of December 31, 1999, by contractual repayment date of principal, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                     Amortized Estimated
                                                       Cost    Fair Value
                                                     --------------------
                                                        (In Millions)
         Due in one year or less                     $   566.5 $   572.6
         Due after one year through five years         3,324.0   3,366.5
         Due after five years through ten years        2,995.9   2,921.4
         Due after ten years                           2,981.8   2,847.1
                                                     -------------------
                                                       9,868.2   9,707.6
         Mortgage-backed and asset-backed securi-
          ties                                         5,323.8   5,106.4
                                                     -------------------
         Total                                       $15,192.0 $14,814.0
                                                     -------------------

   Major categories of investment income are summarized as follows:

                                    Years Ended December 31,
                                     1999     1998     1997
                                   --------------------------
                                         (In Millions)
        Fixed maturity securities  $1,030.3 $  929.7 $  940.2
        Equity securities              14.6     13.5     10.2
        Mortgage loans                205.6    174.6    129.5
        Real estate                    46.5     38.1     53.6
        Policy loans                  158.6    161.5    144.3
        Other                         131.7    203.2    156.2
                                   --------------------------
          Gross investment income   1,587.3  1,520.6  1,434.0
        Investment expense            114.0    107.0    108.6
                                   --------------------------
          Net investment income    $1,473.3 $1,413.6 $1,325.4
                                   --------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENT IN FIXED MATURITY AND EQUITY SECURITIES (Continued)


   Net realized investment gain, including changes in valuation allowances, are as follows:

                                                Years Ended December 31,
                                                 1999      1998      1997
                                               ----------------------------
                                                     (In Millions)
        Fixed maturity securities available
         for sale:
          Gross gain                           $   89.3  $   92.7  $   56.3
          Gross loss                              (72.9)    (84.8)    (31.1)
        Equity securites available for sale:
          Gross gain                              109.0      40.9      36.1
          Gross loss                              (52.0)     (6.8)     (6.2)
        Mortgage loans on real estate              10.1     (10.7)     (4.6)
        Real estate                                18.0       1.2      16.9
        Other investments                                     6.9      18.0
                                               ----------------------------
        Total                                  $  101.5  $   39.4  $   85.4
                                               ----------------------------

   The change in gross unrealized gain on investments in available for sale and trading securities is as follows:

                                              December 31,
                                          1999      1998     1997
                                        --------------------------
                                             (In Millions)
        Available for sale securities:
          Fixed maturity                $  (924.7) $(229.5) $223.5
          Equity                           (157.2)    63.1    85.7
                                        --------------------------
        Total                           $(1,081.9) $(166.4) $309.2
                                        --------------------------
        Trading securities              $     0.4  $  (2.5) $ (1.1)
                                        --------------------------

   As of December 31, 1999 and 1998, investments in fixed maturity securities with a carrying value of $12.6 million and $13.0 million, respectively, were on deposit with state insurance departments to satisfy regulatory requirements. One diversified financial security, rated AA, exceeds 10% of total stockholder's equity as of December 31, 1999.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. FINANCIAL INSTRUMENTS


   The estimated fair values of the Company's financial instruments are as follows:

                                      December 31, 1999    December 31, 1998
                                     -------------------- --------------------
                                     Carrying  Estimated  Carrying  Estimated
                                      Amount   Fair Value  Amount   Fair Value
                                     -----------------------------------------
                                                   (In Millions)
    Assets:
      Fixed maturity and equity
       securities (Note 5)           $15,109.2 $15,109.2  $14,352.2 $14,352.2
      Trading securities                  99.9      99.9       97.0      97.0
      Mortgage loans                   2,920.2   2,983.8    2,788.7   2,911.2
      Policy loans                     4,258.5   4,258.5    4,003.2   4,003.2
      Cash and cash equivalents          439.4     439.4      154.1     154.1
      Derivative instruments              43.5      43.5      176.1     176.1
    Liabilities:
      Guaranteed interest contracts    6,365.0   6,296.3    5,665.3   5,751.0
      Deposit liabilities                544.9     533.7      599.9     626.7
      Annuity liabilities              1,323.3   1,304.8    1,448.0   1,430.1
      Short-term debt                     60.0      60.0      295.5     295.5
      Long-term debt                     164.4     164.3      149.6     176.0
      Derivative instruments             229.5     229.5       36.0      36.0

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. FINANCIAL INSTRUMENTS (Continued)


   The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 1999 and 1998:

   TRADING SECURITIES

   The estimated fair value of trading securities is based on quoted market prices.

   MORTGAGE LOANS

   The estimated fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using a year-end market rate which is applicable to the yield, credit quality and average maturity of the composite portfolio.

   POLICY LOANS

   The carrying amounts of policy loans are a reasonable estimate of their fair values because interest rates are generally variable and based on current market rates.

   CASH AND CASH EQUIVALENTS

   The carrying values approximate fair values due to the short-term maturities of these instruments.

   GUARANTEED INTEREST CONTRACTS AND DEPOSIT LIABILITIES

   The estimated fair value of fixed maturity guaranteed interest contracts is estimated using the rates currently offered for deposits of similar remaining maturities. The estimated fair value of deposit liabilities with no defined maturities is the amount payable on demand.

   ANNUITY LIABILITIES

   The estimated fair value of annuity liabilities approximates carrying value and primarily includes policyholder deposits and accumulated credited interest.

   SHORT-TERM DEBT

   The carrying amount of short-term debt is a reasonable estimate of its fair value because the interest rates are variable and based on current market rates.

   LONG-TERM DEBT

   The estimated fair value of surplus notes is based on market quotes. The carrying amount of other long-term debt is a reasonable estimate of its fair value because the interest on the debt is approximately the same as current market rates.

   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

   Pacific Life has issued certain contracts to 401(k) plans totaling $1.7 billion as of December 31, 1999, pursuant to the terms of which the 401(k) plan retains direct ownership and control of the assets related to these contracts. Pacific Life agrees to provide benefit responsiveness in the event that plan benefit requests exceed plan cash flows. In return for this guarantee, Pacific Life receives a fee which varies by contract. Pacific Life sets the investment guidelines to provide for appropriate credit quality and cash flow matching.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVE INSTRUMENTS

   Derivatives are financial instruments whose value or cash flows are "derived" from another source, such as an underlying security. They can facilitate total return and, when used for hedging, they achieve the lowest cost and most efficient execution of positions. Derivatives can also be used as leverage by using very large notional amounts or by creating formulas that multiply changes in the underlying security. The Company's approach is to avoid highly leveraged or overly complex investments. The Company utilizes certain derivative financial instruments to diversify its business risk and to minimize its exposure to fluctuations in market prices, interest rates or basis risk as well as for facilitating total return. Risk is limited through modeling derivative performance in product portfolios for hedging and setting loss limits in total return portfolios.

   Derivatives used by the Company involve elements of credit risk and market risk in excess of amounts recognized on the accompanying consolidated financial statements. The notional amounts of these instruments reflect the extent of involvement in the various types of financial instruments. The estimated fair values of these instruments are based on dealer quotations or internal price estimates believed to be comparable to dealer quotations. These amounts estimate what the Company would have to pay or receive if the contracts were terminated at that time. The Company determines, on an individual counterparty basis, the need for collateral or other security to support financial instruments with off balance sheet counterparty risk.

   Outstanding derivatives with off balance sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values as of December 31, 1999 and 1998 are as follows:

                                                         Assets (Liabilities)
                                                ----------------------------------------
                                 Notional or    Carrying  Estimated  Carrying Estimated
                              Contract Amounts   Value    Fair Value  Value   Fair Value
                              ----------------- --------  ---------- -------- ----------
                                1999     1998     1999       1999      1998      1998
                              ----------------------------------------------------------
                                                    (In Millions)
    Interest rate floors,
     caps, options and
     swaptions                $1,003.0 $2,653.0 $   5.0    $   5.0    $ 67.9    $ 67.9
    Interest rate swap
     contracts                 2,867.5  2,608.6    38.5       38.5     (23.3)    (23.3)
    Asset swap contracts          58.1     63.2    (3.6)      (3.6)     (3.6)     (3.6)
    Credit default and total
     return swaps              2,061.9    649.6   (43.1)     (43.1)     (9.1)     (9.1)
    Financial futures
     contracts                   676.8    608.9
    Foreign currency
     derivatives               1,685.1  1,131.2  (182.8)    (182.8)    108.2     108.2
                              ----------------------------------------------------------
     Total derivatives        $8,352.4 $7,714.5 $(186.0)   $(186.0)   $140.1    $140.1
                              ----------------------------------------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVE INSTRUMENTS (Continued)

   A reconciliation of the notional or contract amounts and discussion of the various derivative instruments are as follows:

                                    Balance               Terminations Balance
                                   Beginning                  and        End
                                    of Year  Acquisitions  Maturities  of Year
                                    -------------------------------------------
                                                  (In Millions)
    December 31, 1999:
    ------------------
      Interest rate floors, caps,
       options and swaptions       $2,653.0    $  670.9     $2,320.9   $1,003.0
      Interest rate swap
       contracts                    2,608.6     1,226.2        967.3    2,867.5
      Asset swap contracts             63.2         7.8         12.9       58.1
      Credit default and total
       return swaps                   649.6     1,617.3        205.0    2,061.9
      Financial futures contracts     608.9     5,586.8      5,518.9      676.8
      Foreign currency
       derivatives                  1,131.2       874.0        320.1    1,685.1
    December 31, 1998:
    ------------------
      Interest rate floors, caps,
       options and swaptions        2,730.0       160.6        237.6    2,653.0
      Interest rate swap
       contracts                    2,026.1       960.8        378.3    2,608.6
      Asset swap contracts             67.4        30.3         34.5       63.2
      Credit default and total
       return swaps                   288.5       771.5        410.4      649.6
      Financial futures contracts     214.1     4,108.4      3,713.6      608.9
      Foreign currency
       derivatives                    207.0       959.4         35.2    1,131.2

   Interest Rate Floors, Caps, Options and Swaptions
   -------------------------------------------------

   The Company uses interest rate floors, caps, options and swaptions to hedge against fluctuations in interest rates and to take positions in its total return portfolios. Interest rate floor agreements entitle the Company to receive the difference when the current rate of the underlying index is below the strike rate. Interest rate cap agreements entitle the Company to receive the difference when the current rate of the underlying index is above the strike rate. Options purchased involve the right, but not the obligation, to purchase the underlying securities at a specified price during a given time period. Swaptions are options to enter into a swap transaction at a specified price. The Company uses written covered call options on a limited basis. Gains and losses on covered calls are offset by gains and losses on the underlying position. Floors, caps and options are reported as assets and options written are reported as liabilities on the accompanying consolidated statements of financial condition. Cash requirements for these instruments are generally limited to the premium paid by the Company at acquisition. The purchase premium of these instruments is amortized on a constant effective yield basis and included as a component of net investment income on the accompanying consolidated statements of operations over the term of the agreement. Interest rate floors and caps, options and swaptions mature during the years 2000 through 2017.

   Interest Rate Swap Contracts
   ----------------------------

   The Company uses interest rate swaps to manage interest rate risk and to take positions in its total return portfolios. The interest rate swap agreements generally involve the exchange of fixed and floating rate interest payments or the exchange of floating to floating interest payments tied to different indexes. Generally, no premium is paid to enter into the contract and no principal payments are made by either party. The amounts to

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVE INSTRUMENTS (Continued)

   be received or paid pursuant to these agreements are accrued and recognized through an adjustment to net investment income on the accompanying consolidated statements of operations over the life of the agreements. The interest rate swap contracts mature during the years 2000 through 2021.

   Asset Swap Contracts
   --------------------

   The Company uses asset swap contracts to manage interest rate and equity risk to better match portfolio duration to liabilities. Asset swap contracts involve the exchange of upside equity potential for fixed income streams. The amounts to be received or paid pursuant to these agreements are accrued and recognized through an adjustment to net investment income on the accompanying consolidated statements of operations over the life of the agreements. The asset swap contracts mature during the years 2000 through 2005.

   Credit Default and Total Return Swaps
   -------------------------------------

   The Company uses credit default and total return swaps to take advantage of market opportunities. Credit default swaps involve the receipt of fixed rate payments in exchange for assuming potential credit exposure of an underlying security. Total return swaps involve the exchange of floating rate payments for the total return performance of a specified index or market. The amounts to be received or paid pursuant to these agreements are accrued and recognized through an adjustment to net investment income on the accompanying consolidated statements of operations over the life of the agreements. Credit default and total return swaps mature during the years 2000 through 2028.

   Financial Futures Contracts
   ---------------------------

   The Company uses exchange-traded financial futures contracts to hedge cash flow timing differences between assets and liabilities and overall portfolio duration. Assets and liabilities are rarely acquired or sold at the same time, which creates a need to hedge their change in value during the unmatched period. In addition, foreign currency futures may be used to hedge foreign currency risk on non-U.S. dollar denominated securities. Financial futures contracts obligate the holder to buy or sell the underlying financial instrument at a specified future date for a set price and may be settled in cash or by delivery of the financial instrument. Price changes on futures are settled daily through the required margin cash flows. The notional amounts of the contracts do not represent future cash requirements, as the Company intends to close out open positions prior to expiration.

   Foreign Currency Derivatives
   ----------------------------

   The Company enters into foreign exchange forward contracts and swaps to hedge against fluctuations in foreign currency exposure. Foreign currency derivatives involve the exchange of foreign currency denominated payments for U.S. dollar denominated payments. Gains and losses on foreign exchange forward contracts offset losses and gains, respectively, on the related foreign currency denominated assets. The amounts to be received or paid under the foreign currency swaps are accrued and recognized through an adjustment to net investment income on the accompanying consolidated statements of operations over the life of the agreements. Foreign currency derivatives expire during the years 2000 through 2013.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8. UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCTS


   The detail of universal life and investment-type product liabilities is as follows:


                                       December 31,
                                      1999      1998
                                    -------------------
                                       (In Millions)
          Universal life            $10,807.7 $10,218.0
          Investment-type products    8,237.8   7,755.0
                                    -------------------
                                    $19,045.5 $17,973.0
                                    -------------------

   The detail of universal life and investment-type product policy fees and interest credited net of reinsurance ceded is as follows:

                                       Years Ended December 31,
                                        1999     1998     1997
                                      --------------------------
                                            (In Millions)
          Policy fees:
            Universal life            $  509.2 $  439.9 $  377.5
            Investment-type products     144.6     85.4     53.7
                                      --------------------------
          Total policy fees           $  653.8 $  525.3 $  431.2
                                      --------------------------
          Interest credited:
            Universal life            $  443.9 $  440.8 $  368.2
            Investment-type products     460.5    440.0    429.6
                                      --------------------------
          Total interest credited     $  904.4 $  880.8 $  797.8
                                      --------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9. LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES


   Activity in the liability for unpaid claims and claim adjustment expenses, which is included in future policy benefits on the accompanying consolidated statements of financial condition, is summarized as follows:

                                              Years Ended
                                             December 31,
                                              1999    1998
                                             --------------
                                             (In Millions)
            Balance at January 1             $137.4  $140.5
              Less reinsurance recoverables     0.1     0.7
                                             --------------
            Net balance at January 1          137.3   139.8
                                             --------------
            Incurred related to:
              Current year                    376.8   412.9
              Prior years                     (33.8)  (18.3)
                                             --------------
            Total incurred                    343.0   394.6
                                             --------------
            Paid related to:
              Current year                    286.7   303.5
              Prior years                      77.1    93.6
                                             --------------
            Total paid                        363.8   397.1
                                             --------------
            Net balance at December 31        116.5   137.3
              Plus reinsurance recoverables     0.1     0.1
                                             --------------
            Balance at December 31           $116.6  $137.4
                                             --------------

   As a result of payment of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $33.8 million and $18.3 million for the years ended December 31, 1999 and 1998, respectively. The reduction is primarily due to lower than anticipated settlement of claims and reduced claim adjustment expenses.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10. SHORT-TERM AND LONG-TERM DEBT


   Pacific Life borrows for short-term needs by issuing commercial paper. There was no commercial paper debt outstanding as of December 31, 1999. Principal of $234.9 million and interest payable of $0.6 million was outstanding as of December 31, 1998 bearing an average interest rate of 5.2%. As of December 31, 1999 and 1998, Pacific Life had a revolving credit facility of $350 million. There was no debt outstanding under the revolving credit facility as of December 31, 1999 and 1998.

   PAM had bank borrowings outstanding of $60 million as of December 31, 1999 and 1998. The interest rate was 6.0%, 5.1% and 6.2% as of December 31, 1999, 1998 and 1997, respectively. Outstanding debt is due and payable in 2000 and subject to renewal. The borrowing limit for PAM as of December 31, 1999 and 1998 was $100 million and $200 million, respectively.

   In connection with Pacific Life's acquisition of Grayhawk Golf Holdings, LLC in 1999, the Company assumed a note payable with a maturity date of May 22, 2008. The note bears a fixed rate of interest of 7.6%. The outstanding balance as of December 31, 1999 was $14.8 million.

   Pacific Life has $150 million of long-term debt which consists of surplus notes outstanding at an interest rate of 7.9% maturing on December 30, 2023. Interest is payable semiannually on June 30 and December 30. The surplus notes may not be redeemed at the option of Pacific Life or any holder of the surplus notes. The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life. Each payment of interest on and the payment of principal of the surplus notes may be made only with the prior approval of the Insurance Commissioner of the State of California. Interest expense amounted to $11.8 million for each of the years ended December 31, 1999, 1998 and 1997 and is included in net investment income on the accompanying consolidated statements of operations.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. INCOME TAXES


   The Company accounts for income taxes using the liability method. The deferred tax consequences of changes in tax rates or laws must be computed on the amounts of temporary differences and carryforwards existing at the date a new tax law is enacted. Recording the effects of a change involves adjusting deferred tax liabilities and assets with a corresponding charge or credit recognized in the provision for income taxes. The objective is to measure a deferred tax liability or asset using the enacted tax rates and laws expected to apply to taxable income in the periods in which the deferred tax liability or asset is expected to be settled or realized.

   The provision for income taxes is as follows:

                                          Years Ended December 31,
                                           1999      1998      1997
                                         ----------------------------
                                               (In Millions)
           Current                         $152.2  $  134.1  $  127.9
           Deferred                          (8.5)    (20.6)    (14.4)
                                         ----------------------------
                                           $143.7  $  113.5  $  113.5
                                         ----------------------------

   The sources of the Company's provision for deferred taxes are as follows:

                                          Years Ended December 31,
                                           1999      1998      1997
                                         ----------------------------
                                               (In Millions)
           Policyholder reserves         $   50.9  $  (29.5) $   20.1
           Deferred policy acquisition
            costs                            20.0     (12.6)    (18.0)
           Non deductible reserves            4.0      28.2     (27.6)
           Partnership income               (25.6)     20.8
           Investment valuation             (28.0)    (24.5)      3.9
           Duration hedging                 (29.6)     20.8      (2.6)
           Other                             (0.2)     (2.6)      9.8
                                         ----------------------------
           Deferred taxes from
            operations                       (8.5)      0.6     (14.4)
           Release of subsidiary
            deferred taxes                            (21.2)
                                         ----------------------------
           Deferred tax provision        $   (8.5) $  (20.6) $  (14.4)
                                         ----------------------------

   The Company's acquisition of a controlling interest in a subsidiary allowed such subsidiary to be included in PMHC's consolidated income tax return. That inclusion resulted in the release of certain deferred taxes in 1998.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. INCOME TAXES (Continued)


   A reconciliation of the provision for income taxes based on the prevailing corporate statutory tax rate to the provision reflected in the consolidated financial statements is as follows:

                                                Years Ended December 31,
                                                 1999      1998      1997
                                               ----------------------------
                                                     (In Millions)
        Provision for income taxes at the
         statutory rate                        $  180.1  $  124.2  $  101.3
          Amortization of intangibles on
           equity method investments                2.0       4.3       7.6
          Non taxable investment income            (7.3)     (3.6)     (2.6)
          Tax settlement                           (7.5)
          Low income housing tax credits          (19.2)     (3.9)
          Equity tax                                         (5.0)      5.0
          Other                                    (4.4)     (2.5)      2.2
                                               ----------------------------
        Provision for income taxes             $  143.7  $  113.5  $  113.5
                                               ----------------------------

   The net deferred tax asset (liability), included in other assets on the accompanying consolidated statements of financial condition, is comprised of the following tax effected temporary differences:

                                                     December 31,
                                                     1999    1998
                                                    ---------------
                                                    (In Millions)
        Deferred tax assets
          Policyholder reserves                     $203.4  $ 254.3
          Investment valuation                        72.7     44.7
          Deferred compensation                       35.4     33.7
          Duration hedging                            21.1     (8.5)
          Postretirement benefits                      9.0      8.9
          Dividends                                    8.4      7.6
          Partnership income                           4.8    (20.8)
          Non deductible reserves                      1.9      5.9
          Other                                        3.1      5.2
                                                    ---------------
        Total deferred tax assets                    359.8    331.0

        Deferred tax liabilities
          Deferred policy acquisition costs           44.0     24.0
          Depreciation                                 2.7      2.4
                                                    ---------------
        Total deferred tax liabilities                46.7     26.4
                                                    ---------------
        Net deferred tax asset from operations       313.1    304.6
        Unrealized (gain) loss on securities         150.8   (272.3)
        Issuance of partnership units by affiliate   (81.1)   (74.9)
                                                    ---------------
        Net deferred tax asset (liability)          $382.8  $ (42.6)
                                                    ---------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12. COMPREHENSIVE INCOME


   The Company displays comprehensive income and its components on the accompanying consolidated statements of stockholder's equity and the note herein. Other comprehensive income is shown net of reclassification adjustments and net of income tax in the accompanying consolidated statements of stockholder's equity. The disclosure of the gross components of other comprehensive income is as follows:

                                                 Years Ended December 31,
                                                   1999      1998    1997
                                                 --------------------------
                                                      (In Millions)
        Calculation of Holding Gain (Loss):
        -----------------------------------
          Gross holding gain (loss) on
           securities
           available for sale                    $(1,179.7) $(53.8) $ 359.8
          Deferred policy acquisition costs           43.9    (6.9)    (3.1)
          Tax (expense) benefit                      397.7    21.1   (125.1)
                                                 --------------------------
          Holding gain (loss) on securities
           available for sale, net of tax        $  (738.1) $(39.6) $ 231.6
                                                 --------------------------
        Calculation of Reclassification
         Adjustment:
        -------------------------------
          Realized gain on sale of securities
           available for sale                    $    73.4  $ 42.0  $  55.1
          Tax expense                                (25.2)  (14.7)   (19.5)
                                                 --------------------------
          Reclassification adjustment, net of
           tax                                   $    48.2  $ 27.3  $  35.6
                                                 --------------------------
        Amounts Reported in Other Comprehensive
         Income:
        ---------------------------------------
          Holding gain (loss) on securities
           available for sale, net of tax        $  (738.1) $(39.6) $ 231.6
          Less reclassification adjustment, net
           of tax                                     48.2    27.3     35.6
                                                 --------------------------
          Net unrealized gain (loss) recognized
           in other comprehensive income (loss)  $  (786.3) $(66.9) $ 196.0
                                                 --------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13. REINSURANCE


   The Company has reinsurance agreements with other insurance companies for the purpose of diversifying risk and limiting exposure on larger mortality risks or, in the case of a producer-owned reinsurance company, to diversify risk and retain top producing agents. Amounts receivable from reinsurers for reinsurance of future policy benefits, universal life deposits, and unpaid losses is reported as an asset and included in other assets on the accompanying consolidated statements of financial condition. All assets associated with business reinsured on a yearly renewable term and modified coinsurance basis remain with, and under the control of the Company. Approximate amounts recoverable (payable) from (to) reinsurers include the following amounts:

                                         December 31,
                                          1999    1998
                                         --------------
                                         (In Millions)
      Reinsured universal life deposits  $(55.3) $(46.0)
      Future policy benefits              141.8   108.9
      Unpaid claims                         8.5    12.5
      Paid claims                           6.4    24.3

   As of December 31, 1999, 74% of the reinsurance recoverables were from one reinsurer, of which 100% is secured by payables to the reinsurer. To the extent that the assuming companies become unable to meet their obligations under these agreements, the Company remains contingently liable. The Company does not anticipate nonperformance by the assuming companies.

   Revenues and benefits are shown net of the following reinsurance transactions:

                                                     Years Ended December 31,
                                                      1999     1998     1997
                                                    --------------------------
                                                          (In Millions)
      Ceded reinsurance netted against insurance
       premiums                                     $   92.8 $   82.7 $   70.7
      Assumed reinsurance included in insurance
       premiums                                         13.9     17.2     18.1
      Ceded reinsurance netted against policy fees      52.3     65.0     77.5
      Ceded reinsurance netted against net invest-
       ment income                                     211.9    203.3    204.9
      Ceded reinsurance netted against interest
       credited                                        110.5    162.8    165.8
      Ceded reinsurance netted against policy ben-
       efits                                            88.4    121.3     93.4
      Assumed reinsurance included in policy bene-
       fits                                              8.3     17.7     12.7

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION

   The Company's six operating segments are Life Insurance, Institutional Products, Annuities, Group Insurance, Broker-Dealers and Investment Management. These segments have been identified based on differences in products and services offered. All other activity is included in Corporate and Other.

   The Life Insurance segment offers universal life, variable universal life and other life insurance products to individuals, small businesses and corporations through a network of distribution channels that include branch offices, marketing organizations, national accounts and a national producer group that has produced over 10% of the segment's in force business. The Institutional Products segment offers investment and annuity products to pension fund sponsors and other institutional investors primarily through its home office marketing team. The Annuities segment offers variable and fixed annuities to individuals, small businesses and qualified plans through financial institutions, National Association of Securities Dealers ("NASD") firms, and regional and national wirehouses.

   The Group Insurance segment offers group life, health and dental insurance, and stop loss insurance products to corporate, government and labor-management-negotiated plans. The group life, health and dental insurance is distributed through a network of sales offices and the stop loss insurance is distributed through a network of third party administrators. The Broker-Dealers segment includes five NASD registered firms that provide securities and insurance brokerage services and investment advisory services through approximately 3,200 registered representatives. The Investment Management segment is primarily comprised of the Company's investment in PIMCO Advisors (Note 1). PIMCO Advisors offers a diversified range of investment products through separately managed accounts, and institutional, retail and offshore funds.

   Corporate and Other primarily includes investment income, expenses and assets not attributable to the operating segments, and the operations of the Company's reinsurance subsidiary located in the United Kingdom. Corporate and Other also includes the elimination of intersegment revenues, expenses and assets.

   The Company uses the same accounting policies and procedures to measure segment income and assets as it uses to measure its consolidated net income and assets. Net investment income and investment gains are allocated based on invested assets purchased and held as is required for transacting the business of that segment. Overhead expenses are allocated based on services provided. Interest expense is allocated based on the short-term borrowing needs of the segment and is included in net investment income. The income tax provision is allocated based on each segment's actual tax liability.

   Intersegment revenues include commissions paid by the Life Insurance segment and the Annuities segment for variable product sales to the Broker-Dealers segment. Investment Management segment assets have been reduced by an intersegment note payable of $100.5 million and $110 million as of December 31, 1999 and 1998, respectively. The related intersegment note receivable is included in Corporate and Other segment assets.

   The Company generates substantially all of its revenues and income from customers located in the United States. Additionally, substantially all of the Company's assets are located in the United States.

   Depreciation expense and capital expenditures are not material and have not been reported herein. The Company's significant non cash item disclosed herein is interest credited to universal life and investment-type products.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)


   Financial information for each of the business segments is as follows:

                            Life     Institutional              Group   Broker- Investment Corporate
                          Insurance    Products    Annuities  Insurance Dealers Management and Other    Total
                -----------------------------------------------------------------------------------------------
External customers and                                       (In Millions)
 other revenue
 December 31, 1999        $   502.0    $    39.1   $   205.0   $478.4   $253.2    $ 14.9   $   24.1   $ 1,516.7
 December 31, 1998            431.9         43.2       124.0    521.2    236.1      17.0       21.6     1,395.0
 December 31, 1997            395.6         61.4        83.3    480.6    154.0      21.2        6.0     1,202.1
Intersegment revenues
 December 31, 1999                                                       348.5               (348.5)          -
 December 31, 1998                                                       185.3               (185.3)          -
 December 31, 1997                                                       143.3               (143.3)          -
Net investment income
 excluding earnings of
 equity method investees
 December 31, 1999            580.2        645.1        78.3     23.4      0.9       8.3       44.2     1,380.4
 December 31, 1998            586.5        565.5        88.6     23.1      0.9       8.0       42.0     1,314.6
 December 31, 1997            507.2        509.6       149.4     24.9      0.8       6.2       49.2     1,247.3
Earnings of equity
 method investees
 December 31, 1999             (0.7)        (1.2)       (0.1)                      107.9      (13.0)       92.9
 December 31, 1998                           0.1                                   103.1       (4.2)       99.0
 December 31, 1997                           0.2                                    80.7       (2.8)       78.1
Net realized investment
 gains (losses)
 December 31, 1999             12.6         26.8         0.1     (0.6)               9.9       52.7       101.5
 December 31, 1998              4.1        (13.6)        4.6      1.7                4.0       38.6        39.4
 December 31, 1997              9.9         12.8         0.6      2.0               20.8       39.3        85.4
Total revenues
 December 31, 1999          1,094.1        709.8       283.3    501.2    602.6     141.0     (240.5)    3,091.5
 December 31, 1998          1,022.5        595.2       217.2    546.0    422.3     132.1      (87.3)    2,848.0
 December 31, 1997            912.7        584.0       233.3    507.5    298.1     128.9      (51.6)    2,612.9


Income (loss) before
 provision for
 income tax
 December 31, 1999            178.4        111.9        73.2     30.4     11.9      62.6       46.3       514.7
 December 31, 1998            151.1         74.6        34.1     10.3      9.9      60.1       14.9       355.0
 December 31, 1997            132.4         98.3        23.5     28.8      6.4      24.6      (24.5)      289.5
Provision (benefit) for
 income tax
 December 31, 1999             54.4         30.7        24.0     10.1      5.2      11.3        8.0       143.7
 December 31, 1998             52.6         21.2        11.3      2.9      4.5       2.1       18.9       113.5
 December 31, 1997             55.8         33.9         9.4      9.1      2.7      10.1       (7.5)      113.5
Net income (loss)
 December 31, 1999            124.0         81.2        49.2     20.3      6.7      51.3       38.3       371.0
 December 31, 1998             98.5         53.4        22.8      7.4      5.4      58.0       (4.0)      241.5
 December 31, 1997             76.6         64.4        14.1     19.7      3.7      14.5      (17.0)      176.0


Interest credited on
 universal life and
 investment-type
 products
 December 31, 1999            451.4        383.8        65.1                                    4.1       904.4
 December 31, 1998            449.6        354.1        71.0                                    6.1       880.8
 December 31, 1997            378.8        299.8       106.2                                   13.0       797.8


Assets
 As of December 31, 1999   16,276.1     17,649.4    14,565.2    341.5     60.9     264.5      965.4    50,123.0
 As of December 31, 1998   14,578.2     15,221.0     8,384.2    361.1     55.8     267.3    1,016.3    39,883.9

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. PENSION PLANS, POSTRETIREMENT BENEFITS AND OTHER PLANS

   PENSION PLANS

   Pacific Life has defined benefit pension plans which cover all eligible employees who have one year of continuous employment and have attained age
   21. The full-benefit vesting period for all participants is five years.

   Benefits for employees are based on years of service and the highest five consecutive years of compensation during the last ten years of employment. Pacific Life's funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus such additional amounts as may be determined appropriate. Contributions are intended to provide not only for benefits attributed to employment to date but also for those expected to be earned in the future. All such contributions are made to a tax-exempt trust. Plan assets consist primarily of group annuity contracts issued by Pacific Life, as well as mutual funds managed by an affiliate of Pacific Life.

   Components of the net periodic pension benefit are as follows:

                                               Years Ended December 31,
                                                1999      1998      1997
                                              ----------------------------
                                                    (In Millions)
        Service cost - benefits earned dur-
         ing the year                         $    4.6  $    4.0  $    3.6
        Interest cost on projected benefit
         obligation                               11.5      10.9      10.4
        Expected return on plan assets           (16.3)    (15.0)    (12.8)
        Amortization of net obligations and
         prior service cost                       (1.4)     (1.4)     (1.4)
                                              ----------------------------
        Net periodic pension benefit          $   (1.6) $   (1.5) $   (0.2)
                                              ----------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. PENSION PLANS, POSTRETIREMENT BENEFITS AND OTHER PLANS (Continued)


   The following tables set forth the pension plans' reconciliation of benefit obligation, plan assets and funded status for the years ended:

                                                      December 31,
                                                       1999    1998
                                                      --------------
                                                      (In Millions)
        Change in Benefit Obligation:
        -----------------------------
        Benefit obligation, beginning of year         $177.8  $157.9
          Service cost                                   4.6     4.0
          Interest cost                                 11.5    10.9
          Plan expense                                  (0.3)   (0.3)
          Actuarial (gain) loss                        (30.7)   11.9
          Benefits paid                                 (7.0)   (6.6)
                                                      --------------
        Benefit obligation, end of year               $155.9  $177.8
                                                      --------------

        Change in Plan Assets:
        ----------------------
        Fair value of plan assets, beginning of year  $195.3  $180.3
          Actual return on plan assets                  23.6    21.9
          Plan expense                                  (0.3)   (0.3)
          Benefits paid                                 (7.0)   (6.6)
                                                      --------------
        Fair value of plan assets, end of year        $211.6  $195.3
                                                      --------------

        Funded Status Reconciliation:
        -----------------------------
        Funded status                                 $ 55.7  $ 17.5
        Unrecognized transition asset                  (47.7)   (3.6)
        Unrecognized prior service cost                 (2.4)   (1.0)
        Unrecognized actuarial gain                     (0.8)   (9.7)
                                                      --------------
        Prepaid pension cost                          $  4.8  $  3.2
                                                      --------------

   In determining the actuarial present value of the projected benefit obligation as of December 31, 1999 and 1998, the weighted average discount rate used was 8.0% and 6.5%, respectively, and the rate of increase in future compensation levels was 5.5% and 5.0%, respectively. The expected long-term rate of return on plan assets was 8.5% in 1999 and 1998.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. PENSION PLANS, POSTRETIREMENT BENEFITS AND OTHER PLANS (Continued)


   POSTRETIREMENT BENEFITS

   Pacific Life sponsors a defined benefit health care plan and a defined benefit life insurance plan (the "Plans") that provide postretirement benefits for all eligible retirees and their dependents. Generally, qualified employees may become eligible for these benefits if they reach normal retirement age, have been covered under Pacific Life's policy as an active employee for a minimum continuous period prior to the date retired, and have an employment date before January 1, 1990. The Plans contain cost-sharing features such as deductibles and coinsurance, and require retirees to make contributions which can be adjusted annually. Pacific Life's commitment to qualified employees who retire after April 1, 1994 is limited to specific dollar amounts. Pacific Life reserves the right to modify or terminate the Plans at any time. As in the past, the general policy is to fund these benefits on a pay-as-you-go basis.

   The net periodic postretirement benefit cost for the years ended December 31, 1999, 1998 and 1997 is $0.5 million, $0.7 million and $0.8 million, respectively. As of December 31, 1999 and 1998, the accumulated benefit obligation is $19.7 million and $19.3 million, respectively. The fair value of the plan assets as of December 31, 1999 and 1998 is zero. The amount of accrued benefit cost included in other liabilities on the accompanying consolidated statements of financial condition is $24.4 million and $25.3 million as of December 31, 1999 and 1998, respectively.

   The Plans include both indemnity and HMO coverage. The assumed health care cost trend rate used in measuring the accumulated benefit obligation for indemnity coverage was 8.0% for 1999 and 1998 and is assumed to decrease gradually to 3.5% in 2003 and remain at that level thereafter. The assumed health care cost trend rate used in measuring the accumulated benefit obligation for HMO coverage was 7.0% for 1999 and 1998 and is assumed to decrease gradually to 3.0% in 2003 and remain at that level thereafter.

   The amount reported is materially effected by the health care cost trend rate assumptions. If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefit obligation as of December 31, 1999 would be increased by 8.0%, and the aggregate of the service and interest cost components of the net periodic benefit cost would increase by 10.1%. If the health care cost trend rate assumptions were decreased by 1%, the accumulated postretirement benefit obligation as of December 31, 1999 would be decreased by 7.0%, and the aggregate of the service and interest cost components of the net periodic benefit cost would decrease by 8.9%.

   The discount rate used in determining the accumulated postretirement benefit obligation is 8.0% and 6.5% for 1999 and 1998, respectively.

   OTHER PLANS

   Pacific Life provides a voluntary Retirement Incentive Savings Plan ("RISP") pursuant to Section 401(k) of the Internal Revenue Code covering all eligible employees of the Company. Effective October 1, 1997, Pacific Life's RISP changed the matching percentage of each employee's contributions from 50% to 75%, up to a maximum of 6% of eligible employee compensation and restricted the matched investment to an Employee Stock Ownership ("ESOP"). ESOP contributions made by the Company amounted to $5.4 million, $5.2 million and $1.1 million for the years ended December 31, 1999, 1998 and 1997, respectively, and are included in operating expenses on the accompanying consolidated statements of operations.

   The ESOP was formed at the time of the Conversion and is currently only available to the participants of the RISP in the form of matching contributions. Pacific LifeCorp issued 1.7 million shares of common stock at

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. PENSION PLANS, POSTRETIREMENT BENEFITS AND OTHER PLANS (Continued)

   $12.50 per share to the ESOP ("ESOP Shares") on September 2, 1997, in exchange for a promissory note in the amount of $21.2 million ("ESOP Note"). Interest and principal payments made by the ESOP to Pacific LifeCorp were funded by ESOP contributions from Pacific Life.

   On July 27, 1999, Pacific Life loaned cash to the ESOP to pay off the ESOP Note due Pacific LifeCorp. This loan is included in unearned ESOP shares on the accompanying consolidated statement of stockholder's equity as of December 31, 1999. The unearned ESOP shares account is reduced as ESOP shares are released for allocation to participants through ESOP contributions by Pacific Life. In addition, when the fair value of ESOP shares being released for allocation to participants exceeds the original issue price of those shares, paid-in capital is increased by this difference and reflected as a capital contribution on the accompanying consolidated statement of stockholder's equity as of December 31, 1999.

   Pacific Life also has a deferred compensation plan which permits certain employees to defer portions of their compensation and earn a guaranteed interest rate on the deferred amounts. The interest rate is determined annually and is guaranteed for one year. The compensation which has been deferred has been accrued and the primary expense, other than compensation, related to this plan is interest on the deferred amounts.

   The Company also has performance-based incentive compensation plans for its employees.

16. TRANSACTIONS WITH AFFILIATES

   Pacific Life serves as the investment advisor for the Pacific Select Fund, the investment vehicle provided to the Company's variable life and variable annuity contractholders. Pacific Life charges fees based upon the net asset value of the portfolios of the Pacific Select Fund, which amounted to $69.7 million, $42.1 million and $27.5 million for the years ended December 31, 1999, 1998 and 1997, respectively. In addition, Pacific Life provides certain support services to the Pacific Select Fund for an administration fee which is based on an allocation of actual costs. Such administration fees amounted to $265,000, $232,000 and $165,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

   PIMCO Advisors provides investment advisory services to the Company for which the fees amounted to $7.3 million, $16.9 million and $11.4 million for the years ended December 31, 1999, 1998 and 1997, respectively. Included in equity securities on the accompanying consolidated statements of financial condition are investments in mutual funds and other investments managed by PIMCO Advisors which amounted to $3.2 million and $40.3 million as of December 31, 1999 and 1998, respectively.

   Pacific Life provides certain support services to PIMCO Advisors. Charges for these services are based on an allocation of actual costs and amounted to $1.0 million, $1.2 million and $1.2 million for the years ended December 31, 1999, 1998 and 1997, respectively.

17. TERMINATION AND NON COMPETITION AGREEMENTS

   The Company has termination and non competition agreements with certain former key employees of PAM's subsidiaries. These agreements provide terms and conditions for the allocation of future proceeds received from distributions and sales of certain PIMCO Advisors units and other non compete payments. When the amount of future obligations to be made to a key employee is determinable, a liability for such amount is established.

   For the years ended December 31, 1999, 1998 and 1997, approximately $53.6 million, $49.4 million and $85.8 million, respectively, is included in operating expenses on the accompanying consolidated statements of

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17. TERMINATION AND NON COMPETITION AGREEMENTS (Continued)

   operations related to the termination and non competition agreements. This includes payments of $43.1 million in 1997 to former key employees who elected to sell to PAM's subsidiaries their rights to the future proceeds from the PIMCO Advisors units.

   In connection with the closing of the PIMCO Advisors transaction (Note 1), the termination and non competition agreements with certain former key employees of PAM's subsidiaries will be assumed by Allianz.

18. COMMITMENTS AND CONTINGENCIES

   The Company has outstanding commitments to make investments primarily in fixed maturity securities, mortgage loans, limited partnerships and other investments as follows (In Millions):

        Years Ending December 31:
        -------------------------
          2000                      $437.0
          2001 through 2004          210.8
          2005 and thereafter        144.3
                                    ------
        Total                       $792.1
                                    ------

   The Company leases office facilities under various non cancelable operating leases. Aggregate minimum future commitments as of December 31, 1999 through the term of the leases are approximately $43.3 million.

   Pacific Life has a contingent liability of approximately $23 million related to the posting of an appeal bond in conjunction with one of its investments. An unrelated third party has agreed to reimburse Pacific Life for 50% of any losses incurred under the bond. In addition, Pacific Life has given a commitment for additional capital funding, as may be required, to certain of its subsidiaries.

   Pacific Life was named in civil litigation proceedings similar to other litigation brought against many life insurers alleging misconduct in the sale of products, sometimes referred to as market conduct litigation. The class of plaintiffs included, with some exceptions, all persons who owned, as of December 31, 1997 (or as of the date of policy termination, if earlier), individual whole life, universal life or variable life insurance policies sold by Pacific Life on or after January 1, 1982. Pacific Life has settled this litigation pursuant to a final settlement agreement approved by the Court in November 1998. The settlement agreement was implemented during 1999.

   Further, the Company is a respondent in a number of other legal proceedings, some of which involve allegations for extra-contractual damages. In the opinion of management, the outcome of the foregoing proceedings is not likely to have a material adverse effect on the consolidated financial position or results of operations of the Company.

   ----------------------------------------------------------------------------

APPENDIX A - JOINT EQUAL AGE

                      ----------------------------------------------------------
An example
                      Joint equal age is a calculation that combines the
This example          ages and insurance risks of two people insured by a
assumes a male        policy. It changes many possible combinations of ages,
smoker who is age     risk classes, nonstandard ratings and genders for the
65 and a female       two people insured by the policy into a two life status.
nonsmoker who is      With joint equal age, we assume that both people have
age 55 and has a      the same age, gender (both always male), and risk class
Table D nonstandard   (both smoker or both nonsmoker).
rating.
                      How we use joint equal age
Here's how we         Using the joint equal age of the two people insured
calculate the joint   by the policy eliminates many of the tables needed when
equal age.            age rates are used. We use the joint equal age for
                      calculating the following:
Step 1                  . certain policy charges. We use joint equal age to
                          determine the rates per $1000 of initial face amount
Add 6 to the male         for the sales surrender target, underwriting
age of 65 because         surrender charge and the face amount component of
he is a smoker. For       the mortality and expense risk charge.
the female, add 0
to age 55 because       . the death benefit under Option D.
she is a nonsmoker.

Adjusted ages after   How we calculate joint equal age
Step 1:               Here are the five steps we use to calculate joint equal
 .Male 71              age. We start with the actual ages of the two people
 .Female 55            insured by the policy on the policy date.

Step 2                Step 1 Adjust ages for smoker status

Subtract 0 from the   If one person is a
male age of 65. For   smoker and the
the female,           other is a
subtract 5 from age   nonsmoker, we add a
55.                   specified number of
                      years to the age of
Adjusted ages after   the smoker. We do
Step 2:               not adjust the age
 .Male 71              of the nonsmoker.
 .Female 50            The table below
                      shows how we make
Step 3                the adjustment.

The male's age is
not adjusted here
because he does not   ----------------------------------------------------
have a nonstandard    Number of smokers          Add to actual age (years)
table rating. Add 8   ----------------------------------------------------
to the female's age
of 50 because her     None                                               0
table rating is D.    One female                                         4
                      One male                                           6
Adjusted ages after   One unisex                                         6
Step 3:               Two                                                0
 .Male 71              ----------------------------------------------------
 .Female 58

Step 4                If both people
                      insured by the
Subtract 58 from      policy are smokers,
71. The difference    or if both people
is 13. The add-on     are nonsmokers, we
factor for 13 is 6    do not adjust the
in the table.         age in this step.

Step 5                Step 2 Adjust ages for gender

Add 6, the add-on     We subtract years
factor to 58, the     from the adjusted
younger adjusted      age we calculated
age.                  in Step 1, based on
                      gender. The table
The joint equal age   below shows how we
is 64.                make the
                      adjustment.

                      ----------------------------------------------------
                      Gender            Subtract from adjusted age (years)
                      ----------------------------------------------------
                      Female                                             5
                      Male                                               0
                      Unisex                                             1
                      ----------------------------------------------------



Step 3 Adjust ages for table ratings

We add years to the adjusted age in Step 2, based on the nonstandard table rating for each person insured by the policy. The table below shows how we make the adjustment.

Table ratings represent a multiple of standard mortality rates. Ratings other than 0 represent nonstandard ratings.

-----------------------------------------------------------------------------
Table rating                   0   A   B   C   D   E   F   H   J   L   N   P
Add to adjusted age (years)    0   2   4   6   8  10  12  14  15  16  18  19
-----------------------------------------------------------------------------

We cap the adjusted age for nonstandard at age 100.

For people who are uninsurable, the adjusted age will always be 100, regardless of their age and gender. We reserve the right to reject an application for a policy.

After Steps 1 through 3, we have each person's adjusted age.

Step 4 Determine the add-on factor

We subtract the younger adjusted age from the older adjusted age. We find the difference between the two in the table below and go across the row to determine the add-on factor.

----------------------        ----------------------
Difference in   Add-on        Difference in   Add-on
adjusted age    factor        adjusted age    factor
(years)        (years)        (years)        (years)
----------------------        ----------------------
0                    0        40-44               12
1-2                  1        45-47               13
3-4                  2        48-50               14
5-6                  3        51-53               15
7-9                  4        54-56               16
10-12                5        57-60               17
13-15                6        61-64               18
16-18                7        65-69               19
19-23                8        70-75               20
24-28                9        76-82               21
29-34               10        83-91               22
35-39               11        92-100              23
----------------------        ----------------------

Step 5 Calculate joint equal age

We add the add-on factor to the younger adjusted age (from Step 3).

The sum is the joint equal age.

APPENDIX B - RATES PER $1,000 OF INITIAL FACE AMOUNT

-----------------------------------------     -----------------------------------------
                              Face amount                                   Face amount
Joint      Sales Underwriting   component     Joint      Sales Underwriting   component
equal  surrender    surrender    of M & E     equal  surrender    surrender      of M&E
  age     target       charge risk charge       age     target       charge risk charge
-----------------------------------------     -----------------------------------------
   15       2.28          2.0       0.051        58      24.11          7.0       0.222
   16       2.35          2.1       0.052        59      25.99          7.3       0.237
   17       2.43          2.1       0.053        60      27.69          7.6       0.253
   18       2.50          2.2       0.054        61      29.54          7.9       0.275
   19       2.57          2.3       0.055        62      31.34          8.2       0.298
   20       2.65          2.3       0.056        63      33.28          8.5       0.320
   21       2.73          2.4       0.056        64      34.90          8.9       0.341
   22       2.81          2.4       0.057        65      36.18          9.3       0.362
   23       2.89          2.5       0.058        66      37.60          9.7       0.382
   24       2.98          2.6       0.059        67      38.97         10.1       0.401
   25       3.07          2.7       0.060        68      40.58         10.5       0.420
   26       3.16          2.8       0.061        69      41.85         10.9       0.441
   27       3.25          2.9       0.062        70      43.12         11.3       0.472
   28       3.35          3.0       0.063        71      44.06         11.7       0.505
   29       3.45          3.1       0.064        72      45.30         12.1       0.540
   30       3.55          3.2       0.065        73      46.88         12.5       0.569
   31       3.66          3.3       0.066        74      48.14         12.9       0.620
   32       3.77          3.4       0.067        75      49.43         13.3       0.664
   33       3.88          3.5       0.068        76      50.39         13.7       0.711
   34       4.09          3.6       0.069        77      52.09         14.1       0.763
   35       4.31          3.7       0.070        78      53.43         14.5       0.804
   36       4.54          3.8       0.072        79      54.80         14.9       0.881
   37       4.79          3.9       0.075        80      55.79         15.3       0.947
   38       5.04          4.0       0.078        81      57.16         15.7       1.018
   39       5.32          4.1       0.083        82      58.95         16.1       1.092
   40       5.60          4.2       0.087        83      59.92         16.5       1.148
   41       5.90          4.3       0.092        84      61.32         16.9       1.183
   42       6.21          4.4       0.096        85      63.15         17.3       1.220
   43       6.59          4.5       0.100        86      64.10         17.7       1.256
   44       7.32          4.6       0.106        87      65.95         18.1       1.293
   45       8.17          4.7       0.112        88      67.35         18.5       1.330
   46       9.15          4.8       0.118        89      68.75         18.9       1.369
   47      10.24          4.9       0.124        90      69.65         19.3       1.406
   48      11.40          5.0       0.129        91      71.54         19.7       1.445
   49      12.11          5.1       0.137        92      72.42         20.1       1.484
   50      12.74          5.2       0.145        93      73.80         20.5       1.524
   51      13.37          5.3       0.153        94      75.71         20.9       1.563
   52      14.37          5.4       0.161        95      76.56         21.3       1.603
   53      15.64          5.5       0.168        96      77.94         21.7       1.643
   54      17.07          5.8       0.179        97      79.31         22.1       1.685
   55      18.63          6.1       0.189        98      81.25         22.5       1.726
   56      20.46          6.4       0.200        99      82.06         22.9       1.768
   57      22.25          6.7       0.212       100      84.02         23.3       1.810
-----------------------------------------     -----------------------------------------

APPENDIX C - DEATH BENEFIT PERCENTAGES

----------------     ----------------     ----------------    ----------------
 Age  Percentage     Age  Percentage      Age  Percentage      Age  Percentage
----------------     ----------------     ----------------    ----------------
0-40         250      50         185       60         130        70        115
  41         243      51         178       61         128        71        113
  42         236      52         171       62         126        72        111
  43         229      53         164       63         124        73        109
  44         222      54         157       64         122        74        107
  45         215      55         150       65         120     75-90        105
  46         209      56         146       66         119        91        104
  47         203      57         142       67         118        92        103
  48         197      58         138       68         117        93        102
  49         191      59         134       69         116       >93        101
----------------     ----------------     ----------------    ----------------

APPENDIX D - DEATH BENEFIT FACTOR TABLE

------------------------------------------------------------------------------------------------
Rate per $1.00 of Face Amount

------------------------------------------------------------------------------------------------
Joint
equal
  age                                        Policy years*
------------------------------------------------------------------------------------------------
           5    10    15    20    25    30    35    40    45    50    55    60    65    70   75+
------------------------------------------------------------------------------------------------
   15  1.000 1.000 1.000 1.001 1.002 1.005 1.010 1.022 1.048 1.102 1.210 1.415 1.702 1.957 2.000
   20  1.000 1.000 1.001 1.002 1.004 1.009 1.021 1.046 1.100 1.207 1.411 1.700 1.957 2.000 2.000
   25  1.000 1.000 1.001 1.003 1.008 1.019 1.044 1.097 1.204 1.408 1.697 1.956 2.000 2.000 2.000
   30  1.000 1.001 1.003 1.007 1.018 1.042 1.094 1.200 1.404 1.694 1.955 2.000 2.000 2.000 2.000
   35  1.000 1.002 1.006 1.016 1.039 1.091 1.197 1.400 1.692 1.954 2.000 2.000 2.000 2.000 2.000
   40  1.001 1.005 1.014 1.036 1.087 1.192 1.395 1.688 1.953 2.000 2.000 2.000 2.000 2.000 2.000
   45  1.002 1.011 1.032 1.081 1.185 1.388 1.682 1.952 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   50  1.006 1.025 1.072 1.174 1.376 1.674 1.949 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   55  1.015 1.058 1.157 1.358 1.660 1.945 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   60  1.035 1.128 1.327 1.636 1.936 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   65  1.079 1.274 1.595 1.920 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   70  1.175 1.519 1.891 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   75  1.357 1.822 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   80  1.620 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   85  1.894 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   90  1.969 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   95  2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   99  2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
------------------------------------------------------------------------------------------------

* Factors are portrayed for both joint equal ages and policy anniversaries, at five year intervals. See your policy for one year increments in death benefit factors.

PACIFIC SELECT
ESTATE PRESERVER III   WHERE TO GO FOR MORE INFORMATION

                      ---------------------------------------------------------
The Pacific Select     For more information about Pacific Select Estate
Estate Preserver       Preserver III, please call or write to us at the
III variable life      address below. You should also use this address to send
insurance policy is    us any notices, forms or requests about your policy.
underwritten by
Pacific Life
Insurance Company.

                      ---------------------------------------------------------
How to contact us      Pacific Life Insurance Company
                       Client Services Department
                       700 Newport Center Drive
                       P.O. Box 7500
                       Newport Beach, California 92658-7500

                       1-800-800-7681
                       7 a.m. through 5 p.m. Pacific time

                      ---------------------------------------------------------
How to contact the     You can also find reports and other information about
SEC                    the policy and separate account from the SEC. The SEC
                       may charge you a fee for this information.

                       Public Reference Section of the SEC
                       Washington, D.C. 20549-6009
                       1-800-SEC-0330
                       Internet: www.sec.gov

                                Underwritten by:

                      [LOGO OF PACIFIC LIFE APPEARS HERE]

                         Pacific Life Insurance Company
                            700 Newport Center Drive
                            Newport Beach, CA 92660
                                 (800) 800-7681

                 Visit us at our web site: www.pacificlife.com


                            [LOGO OF IMSA APPEARS HERE]

                  * Membership promotes ethical market conduct for individual life insurance and annuities

15-          /00

PART II.  ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet.
     The cross-reference sheet.

     The Prospectus for Pacific Select Estate Preserver Last Survivor Flexible Premium Variable Life Insurance Policies consisting of 106 pages.

     The Prospectus for Pacific Select Estate Preserver III Last Survivor Flexible Premium Variable Life Insurance Policies consisting of 106 pages.

     The undertaking to file reports.
     Representation pursuant to Section 26(e) of the Investment Company Act of 1940.
     The signatures.

Written Consent of the following person (included in the exhibits shown below):

     Deloitte & Touche LLP, Independent Auditors
     Dechert Price & Rhoads, Outside Counsel

The following exhibits:

  1.  (1)   (a)  Resolution of the Board of Directors of the Depositor dated
                 November 22, 1989 and copies of the Memoranda concerning
                 Pacific Select Exec Separate Account dated May 12, 1988 and
                 January 26, 1993./1/
            (b)  Resolution of the Board of Directors of Pacific Life Insurance
                 Company authorizing conformity to the terms of the current
                 Bylaws./4/
      (2)   Inapplicable
      (3)   (a)  Distribution Agreement Between Pacific Mutual Life Insurance
                 Company and Pacific Equities Network/1/
            (b)  Form of Selling Agreement Between Pacific Equities Network and
                 Various Broker-Dealers/3/
      (4)   Inapplicable
      (5)   (a)  Pacific Select Estate Preserver Last Survivor Flexible Premium
                 Variable Life Insurance Policy (Form 96-56)/2/
            (b)  Accelerated Living Benefit Rider/1/
            (c)  Policy Split Option Rider/1/
            (d)  Last Survivor Added Protection Benefit (Form R96-LSAPB)/2/
            (e)  Individual Annual Renewable Term Rider (Form R96-ART)/2/
            (f)  Enhanced Policy Split Option Rider (Form R96-EPSO)/2/
            (g)  Fixed LT Account Endorsement/5/

      (6)   (a)  Articles of Incorporation of Pacific Life Insurance
                 Company/4/
            (b)  Bylaws of Pacific Life Insurance Company/4/
      (7)   Inapplicable
      (8)   Inapplicable

      (9)   (a)  Participation Agreement between Pacific Life Insurance
                 Company and Pacific Select Fund/6/

            (b) M Fund Inc. Participation Agreement with Pacific Life Insurance Company./6/
      (10)  Applications and General Questionnaire/1/

  2. Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered

  3.  Inapplicable

  4.  Inapplicable

  5.  Inapplicable

  6.  (a) Consent of Independent Auditors
      (b) Consent of Dechert Price & Rhoads/2/

  7. (a) Opinion of Actuary regarding Form of Illustrations for Pacific Select Estate Preserver Policies/7/

      (b) Form of Illustration of Policy Benefits for Pacific Select Estate Preserver Policies/7/

      (c) Opinion of Actuary regarding Form of Illustrations for Pacific Select Estate Preserver III Policies

      (d) Form of Illustration of Policy Benefits for Pacific Select Estate Preserver III Policies

  8.  Memorandum Describing Issuance, Transfer, and Redemption
      Procedures/1/

  9.  Powers of Attorney/6/


_______________________

/1/ Filed as part of the Registration Statement on Form S-6 filed via EDGAR on March 14, 1996, File No. 333-01713, Accession Number 0000898430-96-000838.
/2/ Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed via EDGAR on October 25, 1996, File
       No. 333-01713 Accession Number 0001017062-96-000349.
/3/ Filed as part of Post-Effective Amendment No.1 to the Registration Statement on Form S-6 filed via EDGAR on January 15, 1997, File
       No. 333-01713 Accession Number 0001017062-97-000040.
/4/ Filed as part of Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 filed via EDGAR on April 24, 1998, File
       No. 333-01713, Accession Number 0001017062-98-000895.
/5/ Filed as part of Post-Effective Amendment No. 5 to the Registration Statement on Form S-6 filed via EDGAR on April 9, 1999, File No. 333-01713, Accession Number 0001017062-99-000624.
/6/ Filed as part of Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 filed via EDGAR on March 1, 2000, File No. 333-01713, Accession Number 0001017062-00-000592.

/7/ Filed as part of Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 filed via EDGAR on April 24, 2000, File No. 333-01713, Accession Number 0001017062-00-000959.

UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940


     Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under each of the Variable Life Insurance Policies ("Policies") described in the prospectuses contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed in connection with each of the Policies.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company certifies that it has duly caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 1st day of June, 2000.


                                       PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                       (Registrant)

                                  BY:  PACIFIC MUTUAL LIFE INSURANCE COMPANY
                                       (Depositor)

                                  BY:  _____________________________________
                                       Thomas C. Sutton*
                                       Chairman & Chief Executive Officer


*BY:  /s/ DAVID R. CARMICHAEL
      David R. Carmichael
      as attorney-in-fact


(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 333-01713, Accession No. 0001017062-00-000592, and incorporated by reference herein.)

SIGNATURES

     Pursuant to the requirements of the Securities act of 1933, Pacific Life Insurance Company certifies that it has duly caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 1st day of June, 2000.


                                       PACIFIC LIFE INSURANCE COMPANY
                                       (Registrant)


                                  BY:  _____________________________________
                                       Thomas C. Sutton*
                                       Chairman & Chief Executive Officer


*BY:  /s/DAVID R. CARMICHAEL
      David R. Carmichael
      as attorney-in-fact


(Power of attorney is contained as Exhibit 9 in this Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 333-01713, Accession No. 0001017062-00-000592, and incorporated by reference herein.)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                              Title              Date

Thomas C. Sutton*             Director, Chairman          ____________, 2000
                              of the Board and
                              Chief Executive Officer

Glenn S. Schafer*             Director and President      ____________, 2000

Khanh T. Tran*                Director, Senior Vice       ____________, 2000
                              President and Chief
                              Financial Officer

David R. Carmichael*          Director, Senior Vice       ____________, 2000
                              President and General
                              Counsel

Audrey L. Milfs*              Director, Vice President    ____________, 2000
                              and Corporate Secretary

Edward R. Byrd*               Vice President and
                              Controller                  ____________, 2000

Brian D. Klemens*             Vice President and
                              Treasurer                   ____________, 2000

Lynn C. Miller*               Executive Vice President    ____________, 2000

*BY: /s/ DAVID R. CARMICHAEL                                    June 1, 2000
David R. Carmichael
as attorney-in-fact

(Powers of Attorney are contained as Exhibit 9 in Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 333-01713, Accession No. 0001017062-00-000592, and incorporated by reference herein.)